UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04041

STATE STREET VARIABLE INSURANCE SERIES FUNDS, INC.

(Exact name of registrant as specified in charter)

One Iron Street

Boston, Massachusetts 02210

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

Sean O’Malley, Esq. Senior Vice President and General Counsel c/o SSGA Funds Management, Inc. One Iron Street Boston, Massachusetts 02210	Timothy W. Diggins, Esq. Ropes & Gray LLP Prudential Tower 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: December 31

Date of reporting period: December 31, 2022

Item 1. Shareholder Reports.

(a)	The Report to Shareholders is attached herewith.

Annual Report
December 31, 2022
State Street U.S. Equity V.I.S. Fund

State Street U.S. Equity V.I.S. Fund
Annual Report
December 31, 2022

This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract’s current prospectus and the current summary prospectus of the Fund available for investments thereunder.

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State Street U.S. Equity V.I.S. Fund
Notes to Performance — December 31, 2022 (Unaudited)
The information provided on the performance pages relates to the State Street U.S. Equity V.I.S. Fund (the “Fund”).
Total return performance shown in this report for the Fund takes into account changes in share price and assumes reinvestment of dividends and capital gains distributions, if any. Total returns shown are net of Fund fees and expenses but do not reflect fees and charges associated with the variable contracts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the Fund’s total returns for all periods shown.
The performance data quoted represents past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods less than one year are not annualized. Please call toll-free (800) 242-0134 or visit the Fund’s website at http://www.ssga.com/ geam for the most recent month-end performance data.
An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. An investment in the Fund is subject to risk, including possible loss of principal invested.
The S&P 500® Index is an unmanaged, market capitalization-weighted index of stocks of 500 large U.S. companies, which is widely used as a measure of large-cap U.S. stock market performance. The results shown for the foregoing index assume the reinvestment of net dividends or interest and do not reflect fees, expenses, or taxes. As such, the index returns do not reflect the actual cost of investing in the instruments that comprise the index.
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice.

State Street Global Advisors Funds Distributors, LLC, member of FINRA & SIPC is the principal underwriter and distributor of the State Street U.S. Equity V.I.S. Fund and an indirect wholly-owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The Funds pay State Street Bank and Trust Company for its services as custodian and Fund Accounting agent, and pay SSGA Funds Management, Inc. ("SSGA FM" or the "Adviser") for investment advisory and administrative services.
Notes to Performance	1

State Street U.S. Equity V.I.S. Fund
Management's Discussion of Fund Performance — December 31, 2022 (Unaudited)
The State Street U.S. Equity V.I.S. Fund (the “Fund”) seeks to provide long-term growth of capital. The Fund’s benchmark is the S&P 500 Index (the “Index”).
For the 12-month period ended December 31, 2022 (the “Reporting Period”), the total return for the Fund was -18.91%, and the return for the Index was -18.11%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.
Primary drivers of the Fund's performance during the Reporting Period relative to the Index included underperformance in the communication services and financials sectors, and outperformance in the healthcare sector. Overall, the positive stock selection in healthcare and other sectors outweighed the underperforming sectors, but in a volatile value-oriented market, the Fund was also negatively impacted by its sector positioning with an underweight to consumer staples, which were defensive in this environment, and an overweight to IT, which were out of favor.
In communication services, the Fund was not only hurt by an overweight, but also by underperformance within the sector. Internet platform company holdings such as Alphabet and Meta underperformed relative to more defensive telecommunications companies within the sector, which the Fund was less exposed to. The Fund’s higher growth holdings were hurt by a combination of macro factors, for example rising interest rates, which disproportionally impact growth names; cyclical factors such as slowing advertising spend; and company specific issues, such as controversy around Meta’s large spending on its metaverse initiatives. Our view was companies like Alphabet and Meta would remain dominant players in their core industries with strong free cash flow and, after the market sell-off, offer compelling valuations. Also impacting performance were entertainment holdings Netflix and Disney.
In financials, the Fund was hurt late in the year by earnings misses in two of its higher growth bank positions, First Republic Bank and SVB Financial, driven in part by higher than anticipated deposit funding costs. The larger detractor was SVB (Silicon Valley Bank), a unique bank leveraged to the innovation economy in Silicon Valley via venture capital lending. The company surprised the market in October with negative guidance driven by higher deposit funding costs.
The Fund saw strength in healthcare. While we are underweight defensive sectors generally due to high valuations, we do gain defensive exposure in healthcare, where we find more compelling quality along with reasonable valuation relative to growth prospects. In the Reporting Period, the Fund benefitted from positions in biotech companies like Vertex Pharmaceuticals, which has had strong results in its cystic fibrosis drug, and leading pharmaceutical company Merck & Company Inc. Outside of pharma, the Fund also outperformed in healthcare services, for example with UnitedHealth Group, whose strong market position in managed care has led to resilient results, and in healthcare equipment with Boston Scientific.
The Fund used futures in order to manage cash flows efficiently during the Reporting Period. The Fund’s use of futures slightly detracted from Fund performance relative to the Index.
On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the Reporting Period were ConocoPhillips, Merck & Company Inc., and Schlumberger Ltd. The top negative contributors to the Fund’s performance on an absolute basis during the Reporting Period were Amazon.com Inc., Microsoft Corp., and Apple Inc.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
2	State Street U.S. Equity V.I.S. Fund

State Street U.S. Equity V.I.S. Fund
Performance Summary — December 31, 2022 (Unaudited)
Sector Allocation
Portfolio composition as a % of Fair Value of $20,528 (in thousands) as of December 31, 2022 (a)(b)
Top Ten Largest Holdings
as of December 31, 2022 (as a % of Fair Value) (a)(b)
Microsoft Corp.	6.22%
Apple Inc.	5.02%
Alphabet Inc., Class A	3.38%
Amazon.com Inc.	3.28%
Johnson & Johnson	2.56%
ConocoPhillips	2.48%
UnitedHealth Group Inc.	2.30%
Mastercard Inc., Class A	2.17%
Merck & Company Inc.	2.10%
Visa Inc., Class A	1.88%
Average Annual Total Return for the years ended December 31, 2022
(Inception date 1/3/95)
	One Year	Five Year	Ten Year	Ending Value of a $10,000 Investment
State Street U.S. Equity V.I.S. Fund	(18.91)%	9.70%	11.88%	$30,720
S&P 500® Index	(18.11)%	9.43%	12.56%	$32,654

(a)	Fair Value basis is inclusive of a short-term investment in the State Street Institutional U.S. Government Money Market Fund - Class G Shares.
(b)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.
State Street U.S. Equity V.I.S. Fund	3

State Street U.S. Equity V.I.S. Fund
Performance Summary, continued — December 31, 2022 (Unaudited)
Change in Value of a $10,000 Investment
Yearly periods ended December 31

See Notes to Performance beginning on page 1 for further information.
Past performance does not predict future performance. The performance shown in the graphs and tables does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares and does not reflect the fees or changes that would be associated with variable contracts through which shares of the Fund are offered.
4	State Street U.S. Equity V.I.S. Fund

State Street U.S. Equity V.I.S. Fund
Understanding Your Fund’s Expenses — December 31, 2022 (Unaudited)
As a shareholder of the Fund, you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended December 31, 2022.
Actual Expenses
The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. Additionally, the expenses shown do not reflect the fees or charges associated with variable contracts through which shares of the Fund are offered.
	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Beginning Account Value July 1, 2022	$1,000.00	$1,000.00
Ending Account value December 31, 2022	$1,017.70	$1,020.70
Expenses Paid During Period*	$ 4.58	$ 4.58
*	Expenses are equal to the Fund's annualized expense ratio of 0.90%** (for the period July 1, 2022 - December 31, 2022), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
**	May differ from expense ratio disclosed in the financial highlights, which is calculated based on the entire fiscal year's data.

State Street U.S. Equity V.I.S. Fund	5

State Street U.S. Equity V.I.S. Fund
Schedule of Investments — December 31, 2022
	Number of Shares	Fair Value
Common Stock - 98.6% †
Aerospace & Defense - 0.8%
Raytheon Technologies Corp.	1,666	$ 168,133
Apparel Retail - 1.3%
Ross Stores Inc.	2,341	271,720
Application Software - 2.3%
Adobe Inc. (a)	317	106,680
Intuit Inc.	113	43,982
Salesforce Inc. (a)	2,237	296,604
Splunk Inc. (a)	245	21,092
		468,358
Auto Parts & Equipment - 0.4%
Magna International Inc.	1,513	85,000
Automobile Manufacturers - 0.8%
General Motors Co.	2,777	93,418
Tesla Inc. (a)	511	62,945
		156,363
Automotive Retail - 0.7%
O'Reilly Automotive Inc. (a)	178	150,237
Biotechnology - 1.6%
BioMarin Pharmaceutical Inc. (a)	1,099	113,735
Vertex Pharmaceuticals Inc. (a)	761	219,762
		333,497
Building Products - 0.7%
Trane Technologies PLC	821	138,002
Cable & Satellite - 0.6%
Charter Communications Inc., Class A (a)	124	42,048
Comcast Corp., Class A	2,453	85,782
		127,830
Communications Equipment - 0.2%
Cisco Systems Inc.	669	31,871
Construction Materials - 0.5%
Martin Marietta Materials Inc.	278	93,956
Data Processing & Outsourced Services - 5.5%
Fidelity National Information Services Inc.	2,674	181,431
	Number of Shares	Fair Value
Mastercard Inc., Class A	1,281	$ 445,442
PayPal Holdings Inc. (a)	1,584	112,812
Visa Inc., Class A	1,856	385,603
		1,125,288
Diversified Banks - 1.0%
JPMorgan Chase & Co.	1,454	194,981
Diversified Support Services - 0.5%
Cintas Corp.	230	103,873
Electric Utilities - 2.2%
American Electric Power Company Inc.	915	86,879
NextEra Energy Inc.	4,441	371,268
		458,147
Electronic Components - 1.0%
Amphenol Corp., Class A	2,597	197,736
Environmental & Facilities Services - 1.2%
Waste Management Inc.	1,531	240,183
Financial Exchanges & Data - 2.7%
CME Group Inc.	711	119,562
MSCI Inc.	214	99,546
S&P Global Inc.	1,016	340,299
		559,407
Footwear - 0.7%
NIKE Inc., Class B	1,163	136,083
Healthcare Equipment - 4.7%
Becton Dickinson & Co.	465	118,250
Boston Scientific Corp. (a)	5,057	233,987
Edwards Lifesciences Corp. (a)	1,471	109,751
IDEXX Laboratories Inc. (a)	299	121,980
Medtronic PLC	2,006	155,906
Teleflex Inc.	887	221,422
		961,296
Home Improvement Retail - 1.5%
Lowe's Companies Inc.	1,162	231,517
The Home Depot Inc.	228	72,016
		303,533
Hotels, Resorts & Cruise Lines - 0.4%
Marriott International Inc., Class A	548	81,592

See Notes to Schedule of Investments and Notes to Financial Statements.
6	State Street U.S. Equity V.I.S. Fund

State Street U.S. Equity V.I.S. Fund
Schedule of Investments, continued — December 31, 2022
	Number of Shares	Fair Value
Household Products - 1.5%
Colgate-Palmolive Co.	1,041	$ 82,021
The Procter & Gamble Co.	1,431	216,882
		298,903
Hypermarkets & Super Centers - 1.8%
Costco Wholesale Corp.	480	219,120
Walmart Inc.	1,079	152,991
		372,111
Industrial Conglomerates - 1.6%
Honeywell International Inc.	1,481	317,378
Industrial Gases - 0.9%
Air Products & Chemicals Inc.	571	176,016
Industrial Machinery - 1.3%
Parker-Hannifin Corp.	904	263,064
Insurance Brokers - 0.3%
Marsh & McLennan Companies Inc.	401	66,357
Integrated Oil & Gas - 1.0%
Chevron Corp.	1,166	209,285
Interactive Home Entertainment - 0.3%
Activision Blizzard Inc.	867	66,369
Interactive Media & Services - 5.2%
Alphabet Inc., Class C (a)	1,156	102,572
Alphabet Inc., Class A (a)	7,865	693,929
Meta Platforms Inc., Class A (a)	2,121	255,241
		1,051,742
Internet & Direct Marketing Retail - 3.3%
Amazon.com Inc. (a)	8,027	674,268
Investment Banking & Brokerage - 1.4%
The Charles Schwab Corp.	3,403	283,334
IT Consulting & Other Services - 0.4%
Accenture PLC, Class A	288	76,850
Life & Health Insurance - 0.1%
Lincoln National Corp.	522	16,036
Life Sciences Tools & Services - 1.5%
IQVIA Holdings Inc. (a)	1,244	254,883
	Number of Shares	Fair Value
Thermo Fisher Scientific Inc.	89	$ 49,012
		303,895
Managed Healthcare - 2.7%
Humana Inc.	168	86,048
UnitedHealth Group Inc.	890	471,860
		557,908
Movies & Entertainment - 0.4%
The Walt Disney Co. (a)	983	85,403
Multi-Line Insurance - 0.4%
American International Group Inc.	1,220	77,153
Multi-Sector Holdings - 1.4%
Berkshire Hathaway Inc., Class B (a)	948	292,837
Multi-Utilities - 0.9%
Sempra Energy	1,230	190,084
Oil & Gas Equipment & Services - 1.0%
Schlumberger Ltd.	3,815	203,950
Oil & Gas Exploration & Production - 3.1%
ConocoPhillips	4,320	509,760
Pioneer Natural Resources Co.	512	116,936
		626,696
Packaged Foods & Meats - 0.8%
Mondelez International Inc., Class A	2,350	156,628
Personal Products - 0.4%
The Estee Lauder Companies Inc., Class A	333	82,621
Pharmaceuticals - 6.0%
AstraZeneca PLC ADR	1,603	108,683
Bristol-Myers Squibb Co.	1,940	139,583
Elanco Animal Health Inc. (a)	1,648	20,139
Johnson & Johnson	2,979	526,240
Merck & Company Inc.	3,880	430,486
		1,225,131
Property & Casualty Insurance - 1.3%
Chubb Ltd.	1,217	268,470

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street U.S. Equity V.I.S. Fund	7

State Street U.S. Equity V.I.S. Fund
Schedule of Investments, continued — December 31, 2022
	Number of Shares	Fair Value
Railroads - 0.7%
Union Pacific Corp.	719	$ 148,883
Regional Banks - 2.1%
First Republic Bank	2,051	249,996
SVB Financial Group (a)	764	175,827
		425,823
Restaurants - 0.7%
McDonald's Corp.	530	139,671
Semiconductor Equipment - 1.7%
Applied Materials Inc.	2,999	292,043
ASML Holding N.V.	115	62,836
		354,879
Semiconductors - 4.7%
Advanced Micro Devices Inc. (a)	4,969	321,842
NVIDIA Corp.	1,255	183,406
QUALCOMM Inc.	3,035	333,668
Texas Instruments Inc.	751	124,080
		962,996
Soft Drinks - 1.3%
Monster Beverage Corp. (a)	729	74,015
PepsiCo Inc.	1,089	196,739
		270,754
Specialized REITs - 1.5%
American Tower Corp.	1,455	308,256
Specialty Chemicals - 0.5%
DuPont de Nemours Inc.	873	59,914
Ecolab Inc.	267	38,865
		98,779
Systems Software - 7.6%
Microsoft Corp.	5,326	1,277,281
Oracle Corp.	1,177	96,208
ServiceNow Inc. (a)	480	186,370
		1,559,859
Technology Hardware, Storage & Peripherals - 5.0%
Apple Inc.	7,925	1,029,695
Trading Companies & Distributors - 1.5%
United Rentals Inc. (a)	798	283,625
	Number of Shares	Fair Value
WW Grainger Inc.	53	$ 29,481
		313,106
Trucking - 0.0%*
Lyft Inc., Class A (a)	647	7,130
Wireless Telecommunication Services - 1.0%
T-Mobile US Inc. (a)	1,455	203,700
Total Common Stock (Cost $14,623,035)		20,153,106
Short-Term Investments - 1.8%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 4.16% (b)(c) (Cost $374,873)	374,873	374,873
Total Investments (Cost $14,997,908)		20,527,979
Liabilities in Excess of Other Assets, net - (0.4)%		(79,140)
NET ASSETS - 100.0%		$ 20,448,839
Other Information:
During the period ended December 31, 2022, the average notional value related to long futures contracts was $321,470.
Notes to Schedule of Investments
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Non-income producing security.
(b)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(c)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of December 31, 2022.
*	Less than 0.05%.

See Notes to Schedule of Investments and Notes to Financial Statements.
8	State Street U.S. Equity V.I.S. Fund

State Street U.S. Equity V.I.S. Fund
Schedule of Investments, continued — December 31, 2022
Abbreviations:
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust

The following table presents the Fund’s investments measured at fair value on a recurring basis at December 31, 2022:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$ 20,153,106	$ —	$ —	$ 20,153,106
Short-Term Investments	374,873	—	—	374,873
Total Investments in Securities	$ 20,527,979	$ —	$ —	$ 20,527,979

Affiliate Table
	Number of Shares Held at 12/31/21	Value at 12/31/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 12/31/22	Value at 12/31/22	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	742,013	$742,013	$5,635,714	$6,002,854	$—	$—	374,873	$374,873	$9,309
See Notes to Schedule of Investments and Notes to Financial Statements.
State Street U.S. Equity V.I.S. Fund	9

State Street U.S. Equity V.I.S. Fund
Financial Highlights
Selected data based on a share outstanding throughout the fiscal years indicated
	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Inception date					1/3/95
Net asset value, beginning of period	$ 56.55	$ 53.28	$ 46.97	$ 38.07	$ 44.20
Income/(loss) from investment operations:
Net investment income(a)	0.22	0.18	0.27	0.33	0.37
Net realized and unrealized gains/(losses) on investments	(10.93)	13.47	10.34	11.78	(1.90)
Total income/(loss) from investment operations	(10.71)	13.65	10.61	12.11	(1.53)
Less distributions from:
Net investment income	0.24	0.22	0.27	0.32	0.41
Net realized gains	4.84	10.16	4.03	2.89	4.19
Total distributions	5.08	10.38	4.30	3.21	4.60
Net asset value, end of period	$ 40.76	$ 56.55	$ 53.28	$ 46.97	$ 38.07
Total Return(b)	(18.91)%	25.49%	22.64%	31.77%	(3.40)%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$20,449	$29,595	$27,729	$25,951	$23,473
Ratios to average net assets:
Net expenses	0.88%	0.82%	0.86%	0.88%	0.80%
Gross expenses	0.88%	0.82%	0.86%	0.88%	0.80%
Net investment income	0.46%	0.30%	0.56%	0.74%	0.81%
Portfolio turnover rate	33%	32%	38%	31%	41%
Notes to Financial Highlights
(a)	Per share values have been calculated using the average shares method.
(b)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
The accompanying Notes are an integral part of these financial statements.
10	Financial Highlights

State Street U.S. Equity V.I.S. Fund
Statement of Assets and Liabilities — December 31, 2022
Assets
Investments in securities, at fair value (cost $14,623,035)	$ 20,153,106
Short-term affiliated investments, at fair value	374,873
Cash	550
Income receivables	20,439
Income receivable from affiliated investments	1,653
Other assets	133
Total assets	20,550,754
Liabilities
Payable for investments purchased	43,147
Payable for fund shares redeemed	1,125
Payable to the Adviser	9,785
Payable for custody, fund accounting and sub-administration fees	6,603
Accrued other expenses	41,255
Total liabilities	101,915

Net Assets	$ 20,448,839
Net Assets Consist of:
Capital paid in	$ 14,911,583
Total distributable earnings (loss)	5,537,256
Net Assets	$ 20,448,839
Shares outstanding ($0.01 par value; unlimited shares authorized)	501,667
Net asset value per share	$ 40.76
The accompanying Notes are an integral part of these financial statements.
Statement of Assets and Liabilities	11

State Street U.S. Equity V.I.S. Fund
Statement of Operations — For the year ended December 31, 2022
Investment Income
Income
Dividend	$ 307,425
Income from affiliated investments	9,309
Less: Foreign taxes withheld	(740)
Total income	315,994
Expenses
Advisory and administration fees	129,324
Directors' fees	21,159
Custody, fund accounting and sub-administration fees	20,298
Professional fees	30,746
Printing and shareholder reports	3,656
Other expenses	2,692
Total expenses	207,875
Net investment income	$ 108,119
Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) on:
Unaffiliated investments	$ 1,567,433
Futures	(80,302)
Increase (decrease) in unrealized appreciation/depreciation on:
Unaffiliated investments	(6,908,154)
Futures	(5,548)
Net realized and unrealized gain (loss) on investments	(5,426,571)
Net Decrease in Net Assets Resulting from Operations	$ (5,318,452)
The accompanying Notes are an integral part of these financial statements.
12	Statement of Operations

State Street U.S. Equity V.I.S. Fund
Statements of Changes in Net Assets
	Year Ended December 31, 2022	Year Ended December 31, 2021
Increase (Decrease) in Net Assets
Operations:
Net investment income	$ 108,119	$ 87,557
Net realized gain (loss) on investments and futures	1,487,131	4,880,602
Net increase (decrease) in unrealized appreciation/depreciation on investments and futures	(6,913,702)	1,617,142
Net increase (decrease) from operations	(5,318,452)	6,585,301
Distributions to shareholders:
Total distributions	(2,265,516)	(4,601,794)
Increase (decrease) in assets from operations and distributions	(7,583,968)	1,983,507
Share transactions:
Proceeds from sale of shares	231,552	312,618
Value of distributions reinvested	2,265,516	4,601,794
Cost of shares redeemed	(4,059,426)	(5,031,745)
Net increase (decrease) from share transactions	(1,562,358)	(117,333)
Total increase (decrease) in net assets	(9,146,326)	1,866,174
Net Assets
Beginning of year	29,595,165	27,728,991
End of year	$ 20,448,839	$ 29,595,165
Changes in Fund Shares
Shares sold	4,930	5,112
Issued for distributions reinvested	55,787	80,875
Shares redeemed	(82,353)	(83,113)
Net increase (decrease) in fund shares	(21,636)	2,874
The accompanying Notes are an integral part of these financial statements.
Statements of Changes in Net Assets	13

State Street U.S. Equity V.I.S. Fund
Notes to Financial Statements — December 31, 2022
1. Organization of the Company
State Street Variable Insurance Series Funds, Inc. (the “Company”) was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is currently composed of the following seven investment portfolios (collectively, the “Funds”): State Street U.S. Equity V.I.S. Fund (the “Fund”), State Street S&P 500 Index V.I.S. Fund, State Street Premier Growth Equity V.I.S. Fund, State Street Small-Cap Equity V.I.S. Fund, State Street Total Return V.I.S. Fund, State Street Income V.I.S. Fund and State Street Real Estate Securities V.I.S. Fund. Each Fund is a diversified investment company within the meaning of the 1940 Act, except for the State Street Premier Growth Equity V.I.S. Fund, which is a non-diversified investment company.
Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts.
The Company currently offers one share class (Class 1) of the Fund as an investment option for variable life insurance and variable annuity contracts.
Under the Company’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Company. Additionally, in the normal course of business, the Company enters into contracts with service providers that contain general indemnification clauses. The Company’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Company that have not yet occurred.
2.Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Company's Board of Directors (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund’s investments by major category are as follows:
•	Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•	Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
14	Notes to Financial Statements

State Street U.S. Equity V.I.S. Fund
Notes to Financial Statements, continued — December 31, 2022
•	Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;
•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of December 31, 2022 is disclosed in the Fund’s Schedule of Investments.
Investment Transactions and Income Recognition Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any.
Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
Non-cash dividends received in the form of stock are recorded as dividend income at fair value.
The Fund invests in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Fund’s policy is to record all REIT distributions initially as dividend income and re-designate a portion to return of capital or capital gain distributions at year-end based on information provided by the REIT and/or SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported. Non-cash dividends, if any, received in the form of stock are recorded as dividend income at fair value.
Expenses Certain expenses, which are directly identifiable to a specific Fund, are applied to the Fund within the Company. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Company.
Notes to Financial Statements	15

State Street U.S. Equity V.I.S. Fund
Notes to Financial Statements, continued — December 31, 2022
Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM's understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2022, if any, are disclosed in the Fund’s Statement of Assets and Liabilities.
Distributions The Fund declares and pays any dividends from net investment income annually.
Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.Derivative Financial Instruments
Futures Contracts The Fund may enter into futures contracts to meet the Fund’s objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedule of Investments and cash deposited, if any, is included in Net cash collateral on deposit with broker for future contracts on the Statement of Assets and Liabilities. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and/or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the fiscal year ended December 31, 2022, the Fund entered into futures contracts for cash equitization.
The following tables summarize the value of the Fund’s derivative instruments as of December 31, 2022 and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
Realized Gain/Loss
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street U.S. Equity V.I.S. Fund
Futures Contracts	$ —	$ —	$ —	$ (80,302)	$ —	$ (80,302)

16	Notes to Financial Statements

State Street U.S. Equity V.I.S. Fund
Notes to Financial Statements, continued — December 31, 2022
Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street U.S. Equity V.I.S. Fund
Futures Contracts	$ —	$ —	$ —	$ (5,548)	$ —	$ (5,548)
4.Fees and Transactions with Affiliates
Advisory Fee SSGA FM, a registered investment adviser, was retained by the Board to act as investment adviser and administrator of the Fund. SSGA FM’s compensation for investment advisory and administrative services (“Management Fee”) is paid monthly based on the average daily net assets of the Fund at an annualized rate of 0.55%.
Custody, Fund Accounting and Sub-Administration Fees State Street Bank and Trust Company (“State Street”) serves as the custodian, fund accountant and sub-administrator to the Fund. Amounts paid by the Fund to State Street for performing such services are included as custody, fund accounting and sub-administration fees in the Statement of Operations.
Other Transactions with Affiliates The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the fiscal year ended December 31, 2022 are disclosed in the Schedule of Investments.
5.Directors’ Fees
The fees and expenses of the Company’s directors who are not “interested persons” of the Company, as defined in the 1940 Act (“Independent Directors”), are paid directly by the Fund. The Independent Directors are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, short term investments and derivative contracts) for the fiscal year ended December 31, 2022 were as follows:
Non-U.S. Government Securities
Purchases	Sales
$ 7,511,823	$ 10,890,231
7.Income Taxes
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on NAVs or results of operations. Temporary book-tax
Notes to Financial Statements	17

State Street U.S. Equity V.I.S. Fund
Notes to Financial Statements, continued — December 31, 2022 differences will reverse in the future. These book-tax differences are primarily due to differing treatments for wash sale loss deferrals.
The tax character of distributions paid during the fiscal year ended December 31, 2022 were as follows:
Ordinary Income	Long-Term Capital Gains	Total
$ 123,965	$ 2,141,551	$ 2,265,516
The tax character of distributions paid during the year ended December 31, 2021 was as follows:
Ordinary Income	Long-Term Capital Gains	Total
$ 437,996	$ 4,163,798	$ 4,601,794
At December 31, 2022, the components of distributable earnings on a tax basis were as follows:
Undistributed Ordinary Income	Tax Exempt Income	Capital Loss Carryforwards	Undistributed long term gain	Net Unrealized Gains (Losses)	Qualified Late-Year Losses	Total
$ 25,508	$ —	$ —	$ 173,119	$ 5,338,629	$ —	$ 5,537,256
As of December 31, 2022, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$ 15,189,350	$ 6,360,242	$ 1,021,613	$ 5,338,629
8.Line of Credit
The Fund and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $200 million of a $1.275 billion ($1.1 billion prior to October 6, 2022) revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2023 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.00% plus the greater of the New York Fed Bank Rate and the one-month SOFR Rate.
The Fund had no outstanding loans as of December 31, 2022.
9.Risks
Concentration Risk As a result of the Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund's investments more than if the Fund was more broadly diversified.
Credit Risk The Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Risk The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth
18	Notes to Financial Statements

State Street U.S. Equity V.I.S. Fund
Notes to Financial Statements, continued — December 31, 2022 or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Fund and its investments.
10.Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
Notes to Financial Statements	19

State Street U.S. Equity V.I.S. Fund
Report of Independent Registered Public Accounting Firm
To the Shareholders of State Street U.S. Equity V.I.S. Fund and the Board of Directors of State Street Variable Insurance Series Funds, Inc.
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street U.S. Equity V.I.S. Fund (the “Fund”) (one of the series constituting State Street Variable Insurance Series Funds, Inc. (the “Company”)), including the schedule of investments, as of December 31, 2022, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting State Street Variable Insurance Series Funds, Inc.) at December 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
February 17, 2023
20	Report of Independent Registered Public Accounting Firm

State Street U.S. Equity V.I.S. Fund
Other Information — December 31, 2022 (Unaudited)
Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund for its fiscal year ended December 31, 2022.
Dividends Received Deduction
The Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.
Long Term Capital Gain Distributions
Long term capital gains dividends were paid from the Fund during the year ended December 31, 2022 in the amount of $2,141,551.
Proxy Voting Policies and Procedures and Record
The Fund has adopted the proxy voting policies of the Adviser. A description of the Fund's proxy voting policies and procedures that are used by the Adviser to vote proxies relating to the Fund’s portfolios of securities are available (i) without charge, upon request by calling 1-800-242-0134 (toll free) and (ii) on the SEC's website at www.sec.gov. Information regarding how the Fund voted for the prior 12-month period ended June 30 is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov and on the Fund's website at www.ssga.com.
Quarterly Portfolio Schedule
Following the Fund's first and third fiscal quarter-ends, a complete Schedule of Investments is filed with the SEC as an exhibit to its reports on Form N-PORT, which can be found on the SEC’s website at www.sec.gov and on the Fund's website at www.ssga.com. The Fund's Schedules of Investments are available upon request, without charge, by calling 1-800-242-0134 (toll free).
Other Information	21

State Street U.S. Equity V.I.S. Fund
Other Information, continued — December 31, 2022 (Unaudited)
Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Director†	Other Directorships Held by Director During Past Five Years
INDEPENDENT DIRECTORS
Michael F. Holland(1) c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1944	Director and Co-Chairperson of the Board	Term: Indefinite Elected: 1/19	Chairman, Holland & Company L.L.C. (investment adviser) (1995 – present).	55	Director, the Holland Series
Fund, Inc.; Director, The China
Fund, Inc. (1992 – 2017);
Director, The Taiwan Fund,
Inc. (2007 – 2017); Director,
Reaves Utility Income Fund,
Inc.; and Director, Blackstone/
GSO Loans (and Real Estate)
					Funds.

Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Director and Co-Chairperson of the Board	Term: Indefinite Appointed: 4/16 Elected: 1/19	Associate Justice of the Superior Court, Commonwealth of Massachusetts (2002 – May 2010); Partner, Riley, Burke & Donahue, L.L.P. (law firm) (1985 – 2002); Independent Director, State Street Global Advisors Ireland, Ltd. (investment company) (1998 – present); Independent Director, SSGA Liquidity PLC (formerly, SSGA Cash Management Fund PLC) (1998 – present); Independent Director, SSGA Fixed Income PLC (January 2009 – present); and Independent Director, SSGA Qualified Funds PLC (January 2009 to 2019).	55	Board Director and Chairman, SPDR Europe I, PLC Board (2011 – present); Board Director and Chairman, SPDR Europe II, PLC (2013 – present).
22	Other Information

State Street U.S. Equity V.I.S. Fund
Other Information, continued — December 31, 2022 (Unaudited)
Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Director†	Other Directorships Held by Director During Past Five Years
INDEPENDENT DIRECTORS (continued)

John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Director and Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 1997	Senior Advisor to NGN Capital LLC (January 2020 – present); Managing General Partner, NGN Capital LLC (2006 – December 2019).	55	Director of Kleinfeld Bridal
Corp. (January 2016 – present);
Trustee of Neuroscience
Research Institute (1986 – 2017); Trustee of Fordham
University (1989 – 1995 and
2001 – 2007) and Trustee
Emeritus (2007 – present);
Trustee and Independent Chairperson of GE Funds (1993 – February 2011); Director, Muscular Dystrophy Association (2019 – present);
Trustee of Gregorian
University Foundation (1992 –
					2007); Chairman of the Board of Directors, Vivaldi Biosciences Inc. (May 2017 – present); Chairman of the Supervisory Board, Vivaldi Biosciences AG. (May 2017 – present); Trustee, Gallim Dance (December 2021 – present).

Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Director and Chairperson of the Audit Committee	Term: Indefinite Appointed: 1/12 Elected: 6/16	Dean of the Gabelli School of Business (2007 – present) and Accounting Professor (1987 – present) at Fordham University.	55	Director- Graduate Management Admissions Council (2015 – present); Trustee of Emmanuel College (2010 – 2019).
Other Information	23

State Street U.S. Equity V.I.S. Fund
Other Information, continued — December 31, 2022 (Unaudited)
Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Director†	Other Directorships Held by Director During Past Five Years
INDEPENDENT DIRECTORS (continued)

Richard D. Shirk c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1945	Director and Chairperson of the Nominating Committee Chairperson of the Governance Committee	Term: Indefinite Elected: 1/19	Chairman (March 2001 – April 2002) President and Chief Executive Officer (1996 – March 2001), Cerulean Companies, Inc. (holding company) (Retired); President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare) (1992 – March 2001).	55	Chairman and Board Member (1998-December 2008) and
Investment Committee
Member (December 2008 – present), Healthcare Georgia
Foundation (private
foundation);
Lead Director and
Board Member, Amerigroup
Corp. (managed health care) (September 2002 – 2012);
Board Member
(1999 – 2013) and Investment
Committee Member (2001 – 2017), Woodruff
Arts Center,
Trustee, Gettysburg College (2003 – 2009);
Board member, Aerocare
Holdings (2003 – January 2021), Regenesis
					Biomedical Inc. (April 2012 – present).

Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Director and Chairperson of the Valuation Committee	Term: Indefinite Elected: 1/19	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 – 2009); Trustee, Randolph-Macon College (2004 – 2016).	55	None.

Margaret McLaughlin c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Director	Term: Indefinite Appointed: 9/22	Consultant, Bates Group (consultants) (2021 – 2023); Consultant, Madison Dearborn Partners (private equity) (2019 – 2020); General Counsel/CCO, Kramer Van Kirk Credit Strategies L.P./Mariana Systems LLC (Investment Adviser/SaaS Technology) (2011 –2019).	55	Director, Manning & Napier Fund Inc (2021 – 2022).
24	Other Information

State Street U.S. Equity V.I.S. Fund
Other Information, continued — December 31, 2022 (Unaudited)
Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Director†	Other Directorships Held by Director During Past Five Years
INDEPENDENT DIRECTORS (continued)
George M. Pereira c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1964	Director	Term: Indefinite Appointed: 9/22	Chief Operating Officer (January 2011 – September 2020) and Chief Financial Officer (November 2004 – September 2020), Charles Schwab Investment Management.	55	Director, Pacific Premier Bancorp, Pacific Premier Bank (2021 – present); Director, Charles Schwab Asset Management (Ireland) Ltd., & Charles Schwab Worldwide Funds plc. (2005 – 2020); Director, Rotaplast International, Inc. (non-profit providing free medical services to children worldwide) (2012 – 2018).
INTERESTED DIRECTORS(2)
Ellen M. Needham(3) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Director and President	Term: Indefinite Elected: 1/19	Chairman, SSGA Funds Management, Inc. (March 2020 – present); President and Director, SSGA Funds Management, Inc. (2001 – present)*; Senior Managing Director, State Street Global Advisors (1992 – present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 – present).	55	Board Director, SSGA SPDR ETFs Europe I, PLC (May 2020 – present); Board Director, SSGA SPDR ETFs Europe II, PLC (May 2020 – present).
(1)	Mr. Holland retired as a Director of the Company effective December 31, 2022.
(2)	The individual listed above is a Director who is an “interested person,” as defined in the 1940 Act, of the Company (“Interested Director”).
(3)	Ms. Needham is an Interested Director because of her employment by SSGA FM, an affiliate of the Company.
*	Served in various capacities and/or with various affiliated entities during noted time period.
†	For the purpose of determining the number of portfolios overseen by the Directors, “Fund Complex” comprises registered investment companies for which SSGA FM serves as Adviser.

Name, Address, and Year of Birth	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
OFFICERS:
Ellen M. Needham SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	President and Director	Term: Indefinite Served: since 4/20	Chairman, SSGA Funds Management, Inc. (March 2020 – present); President and Director, SSGA Funds Management, Inc. (2001 – present)*; Senior Managing Director, State Street Global Advisors (1992 – present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 – present).

Bruce S. Rosenberg SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer	Term: Indefinite Served: since 4/19	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 – present); Director, Credit Suisse (April 2008 – July 2015).
Other Information	25

State Street U.S. Equity V.I.S. Fund
Other Information, continued — December 31, 2022 (Unaudited)
Name, Address, and Year of Birth	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
OFFICERS: (continued)

Ann M. Carpenter SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Served: since 4/19	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 – present)*; Managing Director, State Street Global Advisors (2005 – present).*

Chad C. Hallett SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Served: since 4/19	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present).

Darlene Anderson-Vasquez SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Served: since 4/19	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 – present); Senior Vice President, John Hancock Investments (September 2007 – May 2016).

Arthur A. Jensen SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Served: since 4/19	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 – present).

David K. Lancaster SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1971	Assistant Treasurer	Term: Indefinite Served: since 11/20	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2017 – present); Assistant Vice President, State Street Bank and Trust Company (November 2011 – July 2017).*

Ryan Hill SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB:1982	Assistant Treasurer	Term: Indefinite Served: since 5/22	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2017 – present); Assistant Vice President, State Street Bank and Trust Company (May 2014 – May 2017).

John Bettencourt SSGA Funds Management, Inc. One Iron Street Boston MA 02210 YOB:1976	Assistant Treasurer	Term: Indefinite Served: since 5/22	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (March 2020 – present); Assistant Vice President, State Street Global Advisors (June 2007 – March 2020).
26	Other Information

State Street U.S. Equity V.I.S. Fund
Other Information, continued — December 31, 2022 (Unaudited)
Name, Address, and Year of Birth	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
OFFICERS: (continued)

Brian Harris SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Served: since 6/16 Term: Indefinite Served: since 4/19	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 – present).*

Sean O’Malley SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Chief Legal Officer	Term: Indefinite Served: since 8/19	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 – present).

David Barr SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Secretary	Term: Indefinite Served: since 9/20	Vice President and Senior Counsel, State Street Global Advisors (October 2019 – present); Vice President and Counsel, Eaton Vance Corp. (October 2010 – October 2019).

David Urman SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1985	Assistant Secretary	Term: Indefinite Served: since 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 – present); Vice President and Counsel, State Street Global Advisors (August 2015 – April 2019); Associate, Ropes & Gray LLP (November 2012 – August 2015).

*	Served in various capacities and/or with various affiliated entities during noted time period.
Other Information	27

Directors
Michael F. Holland
Patrick J. Riley
John R. Costantino
Donna M. Rapaccioli
Michael A. Jessee
Margaret McLaughlin
Richard D. Shirk
Ellen M. Needham
George M. Pereira
Officers
Ellen M. Needham, President
Brian Harris, Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer
Sean O’Malley, Chief Legal Officer
Bruce S. Rosenberg, Treasurer
Ann M. Carpenter, Vice President and Deputy Treasurer
Chad C. Hallett, Deputy Treasurer
Arthur A. Jensen, Deputy Treasurer
Darlene Anderson-Vasquez, Deputy Treasurer
David Lancaster, Assistant Treasurer
Ryan Hill, Assistant Treasurer
John Bettencourt, Assistant Treasurer
David Barr, Secretary
David Urman, Assistant Secretary
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, Massachusetts 02210
Custodian and Sub-Administrator
State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, Massachusetts 02210
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Annual Report
December 31, 2022
State Street Premier Growth Equity V.I.S. Fund

State Street Premier Growth Equity V.I.S. Fund
Annual Report
December 31, 2022

This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract’s current prospectus and the current summary prospectus of the Fund available for investments thereunder.

[This page intentionally left blank]

State Street Premier Growth Equity V.I.S. Fund
Notes to Performance — December 31, 2022 (Unaudited)
The information provided on the performance pages relates to the State Street Premier Growth Equity V.I.S. Fund (the “Fund”).
Total return performance shown in this report for the Fund takes into account changes in share price and assumes reinvestment of dividends and capital gains distributions, if any. Total returns shown are net of Fund fees and expenses but do not reflect fees and charges associated with the variable contracts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the Fund’s total returns for all periods shown.
The performance data quoted represents past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods less than one year are not annualized. Please call toll-free (800) 242-0134 or visit the Fund’s website at www.ssga.com for the most recent month-end performance data.
An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. An investment in the Fund is subject to risk, including possible loss of principal invested.
The S&P 500® Index is an unmanaged, market capitalization-weighted index of stocks of 500 large U.S. companies, which is widely used as a measure of large-cap U.S. stock market performance.
The Russell 1000® Growth Index is an unmanaged index that measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® companies with higher price-to-book ratios and higher forecasted growth values. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership.
The results shown for the foregoing indices assume the reinvestment of net dividends or interest and do not reflect fees, expenses, or taxes. As such, the index returns do not reflect the actual cost of investing in the instruments that comprise each index.
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice.

State Street Global Advisors Funds Distributors, LLC, member of FINRA & SIPC is the principal underwriter and distributor of the State Street Premier Growth Equity V.I.S. Fund and an indirect wholly-owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The Funds pay State Street Bank and Trust Company for its services as custodian and Fund Accounting agent, and pay SSGA Funds Management, Inc. ("SSGA FM" or the "Adviser") for investment advisory and administrative services.
Notes to Performance	1

State Street Premier Growth Equity V.I.S. Fund
Management's Discussion of Fund Performance — December 31, 2022 (Unaudited)
The State Street Premier Growth Equity V.I.S. Fund (the “Fund”) seeks to provide long-term growth of capital and future income rather than current income. The Fund’s benchmarks are the Russell 1000 Growth Index and S&P 500 Index (the “Indices”).
For the 12-month period ended December 31, 2022 (the “Reporting Period”), the total return for the Fund was -30.43%, the total return for Russell 1000 Growth Index was -29.14%, and the total return for S&P 500 Index was -18.11%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.
Primary drivers of Fund performance during the Reporting Period relative to the Index included the negative impact of sector positioning, semiconductor company exposure, and outperformance in the healthcare sector. In a volatile value-oriented market, the Fund outperformed in most sectors, but was negatively impacted by its sector positioning.
For the Reporting Period, the Fund’s sector positioning hurt relative returns. The Fund was overweight in communication services and IT, two of the three weakest performing sectors in the Index, and underweight consumer staples, which as a defensive sector outperformed. The Fund was also underweight in energy, the top returning sector for the Reporting Period. Energy was helped by elevated oil prices driven by the economic reopening as well as Ukraine invasion. Overall, the team’s approach focused on quality, sustainable growth, and reasonable valuation tends to find fewer compelling opportunities in the sectors that led during this Reporting Period.
Semiconductor and semiconductor equipment companies were a particularly weak segment of IT during the Reporting Period, impacted by worries of a cyclical slowdown and rising inventories. The portfolio had an overweight to this area with names like AMD and Qualcomm, which fell significantly. Our view was that the secular growth tailwinds of this industry, driven by the proliferation of chip technology and the rise of the data economy, are underappreciated by the market. Outside of semiconductors, the portfolio outperformed in the IT sector, offsetting the semiconductor weakness.
The Fund saw strength in healthcare. While we are underweight defensive sectors generally due to high valuations, we do gain defensive exposure in healthcare, where we find more compelling quality along with reasonable valuation relative to growth prospects. In the Reporting Period, the Fund benefitted from positions in biotech companies like Vertex Pharmaceuticals, which has had strong results in its cystic fibrosis drug and leading pharmaceutical company AstraZeneca. Outside of pharma, the Fund also outperformed in healthcare services, for example with UnitedHealth Group, whose strong market position in managed care has led to resilient results, and in healthcare equipment with Boston Scientific.
The Fund used futures in order to manage cash flows during the Reporting Period. The Fund’s use of derivatives had negligible impact on Fund performance relative to the Index.
On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the Reporting Period were Monster Beverage, UnitedHealth Group and United Rentals. The top negative contributors to the Fund’s performance on an absolute basis during the Reporting Period were Apple, Amazon and Meta.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
2	State Street Premier Growth Equity V.I.S. Fund

State Street Premier Growth Equity V.I.S. Fund
Performance Summary — December 31, 2022 (Unaudited)
Sector Allocation
Portfolio composition as a % of Fair Value of $25,546 (in thousands) as of December 31, 2022 (a)(b)
Top Ten Largest Holdings
as of December 31, 2022 (as a % of Fair Value) (a)(b)
Microsoft Corp.	11.72%
Apple Inc.	9.88%
Amazon.com Inc.	6.01%
Alphabet Inc., Class C	4.62%
UnitedHealth Group Inc.	3.90%
Visa Inc., Class A	3.79%
Mastercard Inc., Class A	3.56%
QUALCOMM Inc.	2.72%
United Rentals Inc.	2.48%
Applied Materials Inc.	2.39%
Average Annual Total Return for the years ended December 31, 2022
Class 1 shares (Inception date 12/12/97)
	One Year	Five Year	Ten Year	Ending Value of a $10,000 Investment
State Street Premier Growth Equity V.I.S. Fund	(30.43)%	9.20%	12.49%	$32,450
S&P 500® Index	(18.11)%	9.43%	12.56%	$32,654
Russell 1000® Growth Index	(29.14)%	10.96%	14.10%	$37,397

(a)	Fair Value basis is inclusive of a short-term investment in the State Street Institutional U.S. Government Money Market Fund - Class G Shares.
(b)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.
State Street Premier Growth Equity V.I.S. Fund	3

State Street Premier Growth Equity V.I.S. Fund
Performance Summary, continued — December 31, 2022 (Unaudited)
Change in Value of a $10,000 Investment
Yearly periods ended December 31

See Notes to Performance beginning on page 1 for further information.
Past performance does not predict future performance. The performance shown in the graphs and tables does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares and does not reflect the fees or charges that would be associated with variable contracts through which shares of the Fund are offered.
4	State Street Premier Growth Equity V.I.S. Fund

State Street Premier Growth Equity V.I.S. Fund
Understanding Your Fund’s Expenses — December 31, 2022 (Unaudited)
As a shareholder of the Fund, you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended December 31, 2022.
Actual Expenses
The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. Additionally, the expenses shown do not reflect the fees or charges associated with variable contracts through which shares of the Fund are offered.
	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Beginning Account Value July 1, 2022	$1,000.00	$1,000.00
Ending Account value December 31, 2022	$ 965.10	$1,020.50
Expenses Paid During Period*	$ 4.66	$ 4.79
*	Expenses are equal to the Fund's annualized expense ratio of 0.94%** (for the period July 1, 2022 - December 31, 2022), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
**	May differ from expense ratio disclosed in the financial highlights, which is calculated based on the entire fiscal year's data.

State Street Premier Growth Equity V.I.S. Fund	5

State Street Premier Growth Equity V.I.S. Fund
Schedule of Investments — December 31, 2022
	Number of Shares	Fair Value
Common Stock - 98.2% †
Apparel Retail - 1.9%
Ross Stores Inc.	4,254	$ 493,762
Application Software - 3.5%
Adobe Inc. (a)(b)	1,207	406,192
Salesforce Inc. (b)	3,713	492,306
		898,498
Automobile Manufacturers - 0.6%
Tesla Inc. (b)	1,245	153,359
Biotechnology - 3.2%
BioMarin Pharmaceutical Inc. (b)	4,291	444,075
Vertex Pharmaceuticals Inc. (b)	1,247	360,109
		804,184
Cable & Satellite - 1.0%
Charter Communications Inc., Class A (b)	774	262,463
Data Processing & Outsourced Services - 9.5%
Fidelity National Information Services Inc.	3,687	250,163
Mastercard Inc., Class A	2,613	908,618
PayPal Holdings Inc. (b)	4,146	295,278
Visa Inc., Class A	4,663	968,785
		2,422,844
Financial Exchanges & Data - 1.6%
S&P Global Inc.	1,234	413,316
Healthcare Equipment - 3.2%
Boston Scientific Corp. (b)	9,642	446,135
IDEXX Laboratories Inc. (b)	897	365,940
		812,075
Home Improvement Retail - 1.7%
Lowe's Companies Inc.	2,165	431,355
Hypermarkets & Super Centers - 2.0%
Costco Wholesale Corp.	1,107	505,346
Industrial Conglomerates - 1.8%
Honeywell International Inc.	2,146	459,888
Industrial Machinery - 2.2%
Parker-Hannifin Corp.	1,897	552,027
Interactive Media & Services - 8.4%
Alphabet Inc., Class C (b)	13,305	1,180,553
Alphabet Inc., Class A (b)	6,088	537,144
	Number of Shares	Fair Value
Meta Platforms Inc., Class A (b)	3,556	$ 427,929
		2,145,626
Internet & Direct Marketing Retail - 6.9%
Amazon.com Inc. (b)	18,291	1,536,444
Chewy Inc., Class A (b)	5,992	222,183
		1,758,627
Investment Banking & Brokerage - 1.7%
The Charles Schwab Corp.	5,309	442,027
Life Sciences Tools & Services - 2.0%
IQVIA Holdings Inc. (b)	2,530	518,372
Managed Healthcare - 3.9%
UnitedHealth Group Inc.	1,879	996,208
Pharmaceuticals - 1.7%
AstraZeneca PLC ADR	6,477	439,141
Regional Banks - 1.3%
First Republic Bank	2,713	330,688
Semiconductor Equipment - 2.4%
Applied Materials Inc.	6,266	610,183
Semiconductors - 7.0%
Advanced Micro Devices Inc. (b)	8,917	577,554
NVIDIA Corp.	3,506	512,367
QUALCOMM Inc.	6,319	694,711
		1,784,632
Soft Drinks - 2.2%
Monster Beverage Corp. (b)	5,369	545,115
Specialized REITs - 1.8%
American Tower Corp.	2,176	461,007
Systems Software - 13.8%
Microsoft Corp.	12,480	2,992,953
ServiceNow Inc. (b)	1,369	531,542
		3,524,495
Technology Hardware, Storage & Peripherals - 9.9%
Apple Inc.	19,425	2,523,890
Trading Companies & Distributors - 2.5%
United Rentals Inc. (b)	1,780	632,648

See Notes to Schedule of Investments and Notes to Financial Statements.
6	State Street Premier Growth Equity V.I.S. Fund

State Street Premier Growth Equity V.I.S. Fund
Schedule of Investments, continued — December 31, 2022
	Number of Shares	Fair Value
Trucking - 0.5%
Lyft Inc., Class A (b)	11,182	$ 123,226
Total Common Stock (Cost $16,786,430)		25,045,002
Short-Term Investments - 2.0%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 4.16% (c)(d) (Cost $500,571)	500,571	500,571
Total Investments (Cost $17,287,001)		25,545,573
Liabilities in Excess of Other Assets, net - (0.2)%		(47,825)
NET ASSETS - 100.0%		$ 25,497,748

Other Information:
The Fund had the following long futures contracts open at December 31, 2022:
Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P 500 E-mini Index Futures	March 2023	1	$ 201,266	$ 193,050	$ (8,216)
During the year ended December 31, 2022, the average notional value related to long and short futures contracts were $410,380 and $14,935, respectively.
Notes to Schedule of Investments
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	At December 31, 2022, all or a portion of this security was pledged to cover collateral requirements for futures.
(b)	Non-income producing security.
(c)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(d)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of December 31, 2022.
Abbreviations:
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Premier Growth Equity V.I.S. Fund	7

State Street Premier Growth Equity V.I.S. Fund
Schedule of Investments, continued — December 31, 2022
The following table presents the Fund’s investments measured at fair value on a recurring basis at December 31, 2022:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$ 25,045,002	$ —	$ —	$ 25,045,002
Short-Term Investments	500,571	—	—	500,571
Total Investments in Securities	$ 25,545,573	$ —	$ —	$ 25,545,573
Other Financial Instruments
Long Futures Contracts - Unrealized Depreciation	$ (8,216)	$ —	$ —	$ (8,216)
Total Other Financial Instruments	$ (8,216)	$ —	$ —	$ (8,216)

Affiliate Table
	Number of Shares Held at 12/31/21	Value at 12/31/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 12/31/22	Value at 12/31/22	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	820,187	$820,187	$6,202,189	$6,521,805	$—	$—	500,571	$500,571	$13,503
See Notes to Schedule of Investments and Notes to Financial Statements.
8	State Street Premier Growth Equity V.I.S. Fund

State Street Premier Growth Equity V.I.S. Fund
Financial Highlights
Selected data based on a share outstanding throughout the fiscal years indicated
	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Inception date					12/12/97
Net asset value, beginning of period	$126.76	$122.96	$100.89	$ 82.51	$ 99.23
Income/(loss) from investment operations:
Net investment income (loss)(a)	(0.32)	(0.44)	(0.22)	0.03	0.12
Net realized and unrealized gains/(losses) on investments	(38.35)	31.51	34.12	30.84	(2.88)
Total income/(loss) from investment operations	(38.67)	31.07	33.90	30.87	(2.76)
Less distributions from:
Net investment income	—	—	0.04	—	0.15
Net realized gains	11.04	27.27	11.79	12.49	13.81
Total distributions	11.04	27.27	11.83	12.49	13.96
Net asset value, end of period	$ 77.05	$126.76	$122.96	$100.89	$ 82.51
Total Return(b)	(30.43)%	24.97%	33.61%	37.33%	(2.66)%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$25,498	$41,961	$39,144	$35,502	$30,369
Ratios to average net assets:
Net expenses	0.93%	0.88%	0.89%	0.91%	0.87%
Gross expenses	0.93%	0.88%	0.89%	0.91%	0.87%
Net investment income (loss)	(0.31)%	(0.32)%	(0.19)%	0.03%	0.11%
Portfolio turnover rate	23%	30%	22%	22%	27%
Notes to Financial Highlights
(a)	Per share values have been calculated using the average shares method.
(b)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
The accompanying Notes are an integral part of these financial statements.
Financial Highlights	9

State Street Premier Growth Equity V.I.S. Fund
Statement of Assets and Liabilities — December 31, 2022
Assets
Investments in securities, at fair value (cost $16,786,430)	$ 25,045,002
Short-term affiliated investments, at fair value	500,571
Net cash collateral on deposit with broker for future contracts	19,301
Income receivables	3,395
Receivable for fund shares sold	626
Income receivable from affiliated investments	2,390
Other assets	154
Total assets	25,571,439
Liabilities
Payable for fund shares redeemed	95
Payable for accumulated variation margin on futures contracts	8,214
Payable to the Adviser	13,621
Payable for custody, fund accounting and sub-administration fees	7,213
Accrued other expenses	44,548
Total liabilities	73,691

Net Assets	$ 25,497,748
Net Assets Consist of:
Capital paid in	$ 17,199,014
Total distributable earnings (loss)	8,298,734
Net Assets	$ 25,497,748
Shares outstanding ($0.01 par value; unlimited shares authorized)	330,914
Net asset value per share	$ 77.05
The accompanying Notes are an integral part of these financial statements.
10	Statement of Assets and Liabilities

State Street Premier Growth Equity V.I.S. Fund
Statement of Operations — For the year ended December 31, 2022
Investment Income
Income
Dividend	$ 176,565
Income from affiliated investments	13,503
Total income	190,068
Expenses
Advisory and administration fees	202,482
Directors' fees	21,216
Custody, fund accounting and sub-administration fees	21,482
Professional fees	33,109
Printing and shareholder reports	4,952
Other expenses	4,891
Total expenses	288,132
Net investment income	$ (98,064)
Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) on:
Unaffiliated investments	$ 1,666,272
Futures	(36,371)
Increase (decrease) in unrealized appreciation/depreciation on:
Unaffiliated investments	(13,706,229)
Futures	(16,524)
Net realized and unrealized gain (loss) on investments	(12,092,852)
Net Decrease in Net Assets Resulting from Operations	$ (12,190,916)
The accompanying Notes are an integral part of these financial statements.
Statement of Operations	11

State Street Premier Growth Equity V.I.S. Fund
Statements of Changes in Net Assets
	Year Ended December 31, 2022	Year Ended December 31, 2021
Increase (Decrease) in Net Assets
Operations:
Net investment loss	$ (98,064)	$ (128,356)
Net realized gain (loss) on investments and futures	1,629,901	8,400,974
Net increase (decrease) in unrealized appreciation/depreciation on investments and futures	(13,722,753)	656,109
Net increase (decrease) from operations	(12,190,916)	8,928,727
Distributions to shareholders:
Total distributions	(3,197,147)	(7,449,942)
Increase (decrease) in assets from operations and distributions	(15,388,063)	1,478,785
Share transactions:
Proceeds from sale of shares	256,572	621,030
Value of distributions reinvested	3,197,147	7,449,942
Cost of shares redeemed	(4,528,893)	(6,732,576)
Net increase (decrease) from share transactions	(1,075,174)	1,338,396
Total increase (decrease) in net assets	(16,463,237)	2,817,181
Net Assets
Beginning of year	41,960,985	39,143,804
End of year	$ 25,497,748	$ 41,960,985
Changes in Fund Shares
Shares sold	2,585	4,534
Issued for distributions reinvested	41,853	57,976
Shares redeemed	(44,556)	(49,819)
Net increase (decrease) in fund shares	(118)	12,691
The accompanying Notes are an integral part of these financial statements.
12	Statement of Operations

State Street Premier Growth Equity V.I.S. Fund
Notes to Financial Statements — December 31, 2022
1. Organization of the Company
State Street Variable Insurance Series Funds, Inc. (the “Company”) was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is currently composed of the following seven investment portfolios (collectively, the “Funds”): State Street U.S. Equity V.I.S. Fund, State Street S&P 500 Index V.I.S. Fund, State Street Premier Growth Equity V.I.S. Fund (the "Fund"), State Street Small-Cap Equity V.I.S. Fund, State Street Total Return V.I.S. Fund, State Street Income V.I.S. Fund and State Street Real Estate Securities V.I.S. Fund. Each Fund is a diversified investment company within the meaning of the 1940 Act, except for the State Street Premier Growth Equity V.I.S. Fund, which is a non-diversified investment company.
Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts.
The Company currently offers one share class (Class 1) of the Fund as an investment option for variable life insurance and variable annuity contracts.
Under the Company’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Company. Additionally, in the normal course of business, the Company enters into contracts with service providers that contain general indemnification clauses. The Company’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Company that have not yet occurred.
2.Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Company's Board of Directors (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund’s investments by major category are as follows:
•	Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•	Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
Notes to Financial Statements	13

State Street Premier Growth Equity V.I.S. Fund
Notes to Financial Statements, continued — December 31, 2022
•	Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;
•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of December 31, 2022 is disclosed in the Fund’s Schedule of Investments.
Investment Transactions and Income Recognition Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any.
Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
Non-cash dividends received in the form of stock are recorded as dividend income at fair value.
The Fund invests in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Fund’s policy is to record all REIT distributions initially as dividend income and re-designate a portion to return of capital or capital gain distributions at year-end based on information provided by the REIT and/or SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported. Non-cash dividends, if any, received in the form of stock are recorded as dividend income at fair value.
Expenses Certain expenses, which are directly identifiable to a specific Fund, are applied to the Fund within the Company. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Company.
14	Notes to Financial Statements

State Street Premier Growth Equity V.I.S. Fund
Notes to Financial Statements, continued — December 31, 2022
Distributions The Fund declares and pays any dividends from net investment income annually.
Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.Derivative Financial Instruments
Futures Contracts The Fund may enter into futures contracts to meet the Fund’s objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedule of Investments and cash deposited, if any, is shown as Net cash collateral on deposit with broker for future contracts on the Statement of Assets and Liabilities. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and/or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the fiscal year ended December 31, 2022, the Fund entered into futures contracts for cash equitization.
The following tables summarize the value of the Fund’s derivative instruments as of December 31, 2022 and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
Liability Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Premier Growth Equity V.I.S. Fund
Futures Contracts	$ —	$ —	$ —	$ 8,214	$ —	$ 8,214

Realized Gain/Loss
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Premier Growth Equity V.I.S. Fund
Futures Contracts	$ —	$ —	$ —	$ (36,371)	$ —	$ (36,371)

Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Premier Growth Equity V.I.S. Fund
Futures Contracts	$ —	$ —	$ —	$ (16,524)	$ —	$ (16,524)
Notes to Financial Statements	15

State Street Premier Growth Equity V.I.S. Fund
Notes to Financial Statements, continued — December 31, 2022
4.Fees and Transactions with Affiliates
Advisory Fee SSGA FM, a registered investment adviser, was retained by the Board to act as investment adviser and administrator of the Fund. SSGA FM’s compensation for investment advisory and administrative services (“Management Fee”) is paid monthly based on the average daily net assets of the Fund at an annualized rate of 0.65%.
Custody, Fund Accounting and Sub-Administration Fees State Street Bank and Trust Company (“State Street”) serves as the custodian, fund accountant and sub-administrator to the Fund. Amounts paid by the Fund to State Street for performing such services are included as custody, fund accounting and sub-administration fees in the Statement of Operations.
Other Transactions with Affiliates The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the fiscal year ended December 31, 2022 are disclosed in the Schedule of Investments.
5.Directors' Fees
The fees and expenses of the Company’s directors who are not “interested persons” of the Company, as defined in the 1940 Act (“Independent Directors”), are paid directly by the Fund. The Independent Directors are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, short term investments and derivative contracts) for the fiscal year ended December 31, 2022 were as follows:
Non-U.S. Government Securities
Purchases	Sales
$ 6,818,328	$ 10,810,451
7.Income Taxes
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to futures contracts and wash sale loss deferrals.
The tax character of distributions paid during the fiscal year ended December 31, 2022 were as follows:
Ordinary Income	Long-Term Capital Gains	Total
$ —	$ 3,197,147	$ 3,197,147
16	Notes to Financial Statements

State Street Premier Growth Equity V.I.S. Fund
Notes to Financial Statements, continued — December 31, 2022
The tax character of distributions paid during the fiscal year ended December 31, 2021 was as follows:
Ordinary Income	Long-Term Capital Gains	Total
$ 22,377	$ 7,427,565	$ 7,449,942
At December 31, 2022, the components of distributable earnings on a tax basis were as follows:
Undistributed Ordinary Income	Tax Exempt Income	Capital Loss Carryforwards	Undistributed long term gain	Net Unrealized Gains (Losses)	Qualified Late-Year Losses	Total
$ —	$ —	$ —	$ 296,221	$ 8,002,513	$ —	$ 8,298,734
As of December 31, 2022, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$ 17,534,844	$ 10,060,230	$ 2,057,717	$ 8,002,513
8.Line of Credit
The Fund and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $200 million of a $1.275 billion ($1.1 billion prior to October 6, 2022) revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2023 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.00% plus the greater of the New York Fed Bank Rate and the one-month SOFR Rate.
The Fund had no outstanding loans as of December 31, 2022.
9.Risks
Concentration Risk As a result of the Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund's investments more than if the Fund was more broadly diversified.
Credit Risk The Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Risk The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Fund and its investments.
Notes to Financial Statements	17

State Street Premier Growth Equity V.I.S. Fund
Notes to Financial Statements, continued — December 31, 2022
10.Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
18	Notes to Financial Statements

State Street Premier Growth Equity V.I.S. Fund
Report of Independent Registered Public Accounting Firm
To the Shareholders of State Street Premier Growth Equity V.I.S. Fund and the Board of Directors of State Street Variable Insurance Series Funds, Inc.
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street Premier Growth Equity V.I.S. Fund (the “Fund”) (one of the series constituting State Street Variable Insurance Series Funds, Inc. (the “Company”)), including the schedule of investments, as of December 31, 2022, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting State Street Variable Insurance Series Funds, Inc.) at December 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
February 17, 2023
19

State Street Premier Growth Equity V.I.S. Fund
Other Information — December 31, 2022 (Unaudited)
Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund for its fiscal year ended December 31, 2022.
Dividends Received Deduction
The Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.
Long Term Capital Gain Distributions
Long term capital gains dividends were paid from the Fund during the year ended December 31, 2022 in the amount of $3,197,147.
Proxy Voting Policies and Procedures and Record
The Fund has adopted the proxy voting policies of the Adviser. A description of the Fund's proxy voting policies and procedures that are used by the Adviser to vote proxies relating to the Fund’s portfolios of securities are available (i) without charge, upon request by calling 1-800-242-0134 (toll free) and (ii) on the SEC's website at www.sec.gov. Information regarding how the Fund voted for the prior 12-month period ended June 30 is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov and on the Fund's website at www.ssga.com.
Quarterly Portfolio Schedule
Following the Fund's first and third fiscal quarter-ends, a complete Schedule of Investments is filed with the SEC as an exhibit to its reports on Form N-PORT, which can be found on the SEC’s website at www.sec.gov and on the Fund's website at www.ssga.com. The Fund's Schedules of Investments are available upon request, without charge, by calling 1-800-242-0134 (toll free).
20	Other Information

State Street Premier Growth Equity V.I.S. Fund
Other Information, continued — December 31, 2022 (Unaudited)
Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Director†	Other Directorships Held by Director During Past Five Years
INDEPENDENT DIRECTORS
Michael F. Holland(1) c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1944	Director and Co-Chairperson of the Board	Term: Indefinite Elected: 1/19	Chairman, Holland & Company L.L.C. (investment adviser) (1995 – present).	55	Director, the Holland Series
Fund, Inc.; Director, The China
Fund, Inc. (1992 – 2017);
Director, The Taiwan Fund,
Inc. (2007 – 2017); Director,
Reaves Utility Income Fund,
Inc.; and Director, Blackstone/
GSO Loans (and Real Estate)
					Funds.

Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Director and Co-Chairperson of the Board	Term: Indefinite Appointed: 4/16 Elected: 1/19	Associate Justice of the Superior Court, Commonwealth of Massachusetts (2002 – May 2010); Partner, Riley, Burke & Donahue, L.L.P. (law firm) (1985 – 2002); Independent Director, State Street Global Advisors Ireland, Ltd. (investment company) (1998 – present); Independent Director, SSGA Liquidity PLC (formerly, SSGA Cash Management Fund PLC) (1998 – present); Independent Director, SSGA Fixed Income PLC (January 2009 – present); and Independent Director, SSGA Qualified Funds PLC (January 2009 to 2019).	55	Board Director and Chairman, SPDR Europe I, PLC Board (2011 – present); Board Director and Chairman, SPDR Europe II, PLC (2013 – present).
Other Information	21

State Street Premier Growth Equity V.I.S. Fund
Other Information, continued — December 31, 2022 (Unaudited)
Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Director†	Other Directorships Held by Director During Past Five Years
INDEPENDENT DIRECTORS (continued)

John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Director and Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 1997	Senior Advisor to NGN Capital LLC (January 2020 – present); Managing General Partner, NGN Capital LLC (2006 – December 2019).	55	Director of Kleinfeld Bridal
Corp. (January 2016 – present);
Trustee of Neuroscience
Research Institute (1986 – 2017); Trustee of Fordham
University (1989 – 1995 and
2001 – 2007) and Trustee
Emeritus (2007 – present);
Trustee and Independent Chairperson of GE Funds (1993 – February 2011); Director, Muscular Dystrophy Association (2019 – present);
Trustee of Gregorian
University Foundation (1992 –
					2007); Chairman of the Board of Directors, Vivaldi Biosciences Inc. (May 2017 – present); Chairman of the Supervisory Board, Vivaldi Biosciences AG. (May 2017 – present); Trustee, Gallim Dance (December 2021 – present).

Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Director and Chairperson of the Audit Committee	Term: Indefinite Appointed: 1/12 Elected: 6/16	Dean of the Gabelli School of Business (2007 – present) and Accounting Professor (1987 – present) at Fordham University.	55	Director- Graduate Management Admissions Council (2015 – present); Trustee of Emmanuel College (2010 – 2019).
22	Other Information

State Street Premier Growth Equity V.I.S. Fund
Other Information, continued — December 31, 2022 (Unaudited)
Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Director†	Other Directorships Held by Director During Past Five Years
INDEPENDENT DIRECTORS (continued)

Richard D. Shirk c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1945	Director and Chairperson of the Nominating Committee Chairperson of the Governance Committee	Term: Indefinite Elected: 1/19	Chairman (March 2001 – April 2002) President and Chief Executive Officer (1996 – March 2001), Cerulean Companies, Inc. (holding company) (Retired); President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare) (1992 – March 2001).	55	Chairman and Board Member (1998-December 2008) and
Investment Committee
Member (December 2008 – present), Healthcare Georgia
Foundation (private
foundation);
Lead Director and
Board Member, Amerigroup
Corp. (managed health care) (September 2002 – 2012);
Board Member
(1999 – 2013) and Investment
Committee Member (2001 – 2017), Woodruff
Arts Center,
Trustee, Gettysburg College (2003 – 2009);
Board member, Aerocare
Holdings (2003 – January 2021), Regenesis
					Biomedical Inc. (April 2012 – present).

Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Director and Chairperson of the Valuation Committee	Term: Indefinite Elected: 1/19	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 – 2009); Trustee, Randolph-Macon College (2004 – 2016).	55	None.

Margaret McLaughlin c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Director	Term: Indefinite Appointed: 9/22	Consultant, Bates Group (consultants) (2021 – 2023); Consultant, Madison Dearborn Partners (private equity) (2019 – 2020); General Counsel/CCO, Kramer Van Kirk Credit Strategies L.P./Mariana Systems LLC (Investment Adviser/SaaS Technology) (2011 –2019).	55	Director, Manning & Napier Fund Inc (2021 – 2022).
Other Information	23

State Street Premier Growth Equity V.I.S. Fund
Other Information, continued — December 31, 2022 (Unaudited)
Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Director†	Other Directorships Held by Director During Past Five Years
INDEPENDENT DIRECTORS (continued)
George M. Pereira c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1964	Director	Term: Indefinite Appointed: 9/22	Chief Operating Officer (January 2011 – September 2020) and Chief Financial Officer (November 2004 – September 2020), Charles Schwab Investment Management.	55	Director, Pacific Premier Bancorp, Pacific Premier Bank (2021 – present); Director, Charles Schwab Asset Management (Ireland) Ltd., & Charles Schwab Worldwide Funds plc. (2005 – 2020); Director, Rotaplast International, Inc. (non-profit providing free medical services to children worldwide) (2012 – 2018).
INTERESTED DIRECTORS(2)
Ellen M. Needham(3) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Director and President	Term: Indefinite Elected: 1/19	Chairman, SSGA Funds Management, Inc. (March 2020 – present); President and Director, SSGA Funds Management, Inc. (2001 – present)*; Senior Managing Director, State Street Global Advisors (1992 – present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 – present).	55	Board Director, SSGA SPDR ETFs Europe I, PLC (May 2020 – present); Board Director, SSGA SPDR ETFs Europe II, PLC (May 2020 – present).
(1)	Mr. Holland retired as a Director of the Company effective December 31, 2022.
(2)	The individual listed above is a Director who is an “interested person,” as defined in the 1940 Act, of the Company (“Interested Director”).
(3)	Ms. Needham is an Interested Director because of her employment by SSGA FM, an affiliate of the Company.
*	Served in various capacities and/or with various affiliated entities during noted time period.
†	For the purpose of determining the number of portfolios overseen by the Directors, “Fund Complex” comprises registered investment companies for which SSGA FM serves as Adviser.
24	Other Information

State Street Premier Growth Equity V.I.S. Fund
Other Information, continued — December 31, 2022 (Unaudited)
Name, Address, and Year of Birth	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
OFFICERS:
Ellen M. Needham SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	President and Director	Term: Indefinite Served: since 4/20	Chairman, SSGA Funds Management, Inc. (March 2020 – present); President and Director, SSGA Funds Management, Inc. (2001 – present)*; Senior Managing Director, State Street Global Advisors (1992 – present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 – present).

Bruce S. Rosenberg SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer	Term: Indefinite Served: since 4/19	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 – present); Director, Credit Suisse (April 2008 – July 2015).

Ann M. Carpenter SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Served: since 4/19	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 – present)*; Managing Director, State Street Global Advisors (2005 – present).*

Chad C. Hallett SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Served: since 4/19	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present).

Darlene Anderson-Vasquez SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Served: since 4/19	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 – present); Senior Vice President, John Hancock Investments (September 2007 – May 2016).

Arthur A. Jensen SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Served: since 4/19	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 – present).

David K. Lancaster SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1971	Assistant Treasurer	Term: Indefinite Served: since 11/20	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2017 – present); Assistant Vice President, State Street Bank and Trust Company (November 2011 – July 2017).*
Other Information	25

State Street Premier Growth Equity V.I.S. Fund
Other Information, continued — December 31, 2022 (Unaudited)
Name, Address, and Year of Birth	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
OFFICERS: (continued)

Ryan Hill SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB:1982	Assistant Treasurer	Term: Indefinite Served: since 5/22	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2017 – present); Assistant Vice President, State Street Bank and Trust Company (May 2014 – May 2017).

John Bettencourt SSGA Funds Management, Inc. One Iron Street Boston MA 02210 YOB:1976	Assistant Treasurer	Term: Indefinite Served: since 5/22	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (March 2020 – present); Assistant Vice President, State Street Global Advisors (June 2007 – March 2020).

Brian Harris SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Served: since 6/16 Term: Indefinite Served: since 4/19	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 – present).*

Sean O’Malley SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Chief Legal Officer	Term: Indefinite Served: since 8/19	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 – present).

David Barr SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Secretary	Term: Indefinite Served: since 9/20	Vice President and Senior Counsel, State Street Global Advisors (October 2019 – present); Vice President and Counsel, Eaton Vance Corp. (October 2010 – October 2019).

David Urman SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1985	Assistant Secretary	Term: Indefinite Served: since 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 – present); Vice President and Counsel, State Street Global Advisors (August 2015 – April 2019); Associate, Ropes & Gray LLP (November 2012 – August 2015).

*	Served in various capacities and/or with various affiliated entities during noted time period.
26	Other Information

[This page intentionally left blank]

Directors
Michael F. Holland
Patrick J. Riley
John R. Costantino
Donna M. Rapaccioli
Michael A. Jessee
Richard D. Shirk
Ellen M. Needham
Margaret McLaughlin
George M. Pereira
Officers
Ellen M. Needham, President
Brian Harris, Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer
Sean O’Malley, Chief Legal Officer
Bruce S. Rosenberg, Treasurer
Ann M. Carpenter, Vice President and Deputy Treasurer
Chad C. Hallett, Deputy Treasurer
Arthur A. Jensen, Deputy Treasurer
Darlene Anderson-Vasquez, Deputy Treasurer
David Lancaster, Assistant Treasurer
Ryan Hill, Assistant Treasurer
John Bettencourt, Assistant Treasurer
David Barr, Secretary
David Urman, Assistant Secretary
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, Massachusetts 02210
Custodian and Sub-Administrator
State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, Massachusetts 02210
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Annual Report
December 31, 2022
State Street S&P 500 Index V.I.S. Fund

State Street S&P 500 Index V.I.S. Fund
Annual Report
December 31, 2022

This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract’s current prospectus and the current summary prospectus of the Fund available for investments thereunder.

[This page intentionally left blank]

State Street S&P 500 Index V.I.S. Fund
Notes to Performance — December 31, 2022 (Unaudited)
The information provided on the performance page relates to the State Street S&P 500 Index V.I.S. Fund (the “Fund”).
Total return performance shown in this report for the Fund takes into account changes in share price and assumes reinvestment of dividends and capital gains distributions, if any. Total returns shown are net of Fund fees and expenses but do not reflect fees and charges associated with the variable contracts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the Fund’s total returns for all periods shown. The performance data quoted represents past performance; past performance does not guarantee future results.
Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods less than one year are not annualized. Please call toll-free (800) 242-0134 or visit the Fund’s website at www.ssga.com. for the most recent month-end performance data.
An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. An investment in the Fund is subject to risk, including possible loss of principal invested.
The S&P 500® Index is an unmanaged, market capitalization-weighted index of stocks of 500 large U.S. companies, which is widely used as a measure of large-cap U.S. stock market performance.
The Fund is not sponsored, endorsed, sold or promoted by S&P Global Ratings (“S&P”), and S&P makes no representation or warranty, express or implied, to the investors of the Fund or any member of the public regarding the advisability of investing in the securities generally or in this Fund particularly or the ability of the Fund to track general stock market performance.
The results shown for the foregoing index assume the reinvestment of net dividends or interest and do not reflect fees, expenses, or taxes. As such, the index returns do not reflect the actual cost of investing in the instruments that comprise the index.
The views expressed in this document reflect our judgement as of the publication date and are subject to change at any time without notice.

State Street Global Advisors Funds Distributors, LLC, member of FINRA & SIPC is the principal underwriter and distributor of the State Street S&P 500 Index V.I.S. Fund and an indirect wholly-owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The Funds pay State Street Bank and Trust Company for its services as custodian and Fund Accounting agent, and pay SSGA Funds Management, Inc. ("SSGA FM" or the "Adviser") for investment advisory and administrative services.
Notes to Performance	1

State Street S&P 500 Index V.I.S. Fund
Management's Discussion of Fund Performance — December 31, 2022 (Unaudited)
The State Street S&P 500 Index V.I.S Fund (the “Fund”) seeks growth of capital and accumulation of income that corresponds to the investment return of the S&P 500 Index. The Fund’s benchmark is the S&P 500 Index (the “Index”).
For the 12-month period ended December 31, 2022 (the “Reporting Period”), the total return for the Fund was -18.31%, and the Index was -18.11%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.
The global economy decelerated in 2022, with S&P 500 Index sliding down in the first three quarters of 2022 and slightly rebounding in the Q4 of the Reporting Period.
In the Q1 of the Reporting Period in the U.S., concerns over the Russia-Ukraine war and tighter monetary policy negatively affected the S&P 500 Index which declined by 4.60% during the quarter. The U.S. consumer sentiment was hit due to higher prices, as inflation rose to 7.9%, reaching a 40-year high. The U.S. Federal Reserve (the "Fed") announced its first rate hike since 2018, raising the target rate by 0.25%, and clarified that further increases would be appropriate. On the positive side, the U.S. labor market remained robust, with the February jobs report coming in much better than expected and wage growth to had increased by 5.1% year-over-year. Total nonfarm payrolls surpassed consensus forecasts, and the unemployment rate dropped to 3.8%, despite the labour force participation rate moving up to 62.3%. Earnings growth for U.S. companies stood at 30% year-over-year, beating expectations.
The S&P 500 Index declined by 16.10% during the Q2 of the Reporting Period. Consumer sentiment dropped sharply despite lower levels of unemployment and stronger wage growth over the quarter in the Reporting Period. The Fed indicated its commitment toward bringing inflation under control by raising interest rates further. However, as an aftereffect, unemployment rates were also likely to rise, which was an area of concern for market participants. Signs of higher interest rates weighing on economic activity could be observed from 40% higher house prices compared with the start of 2020. Economic data also confirmed a decline in the number of home sales.
U.S. equities fell sharply for a third straight quarter in Q3 of the Reporting Period. The brief market rebound that began in June fizzled in the back half of August as central bank hawkishness driven by stubbornly high inflation frightened investors. The central bank has been looking to bring down inflation, which is running near its highest levels since the early 1980s. The Fed repeatedly stated that it is committed to slowing the economy to bring inflation down to its 2% target. Hotter August core CPI data underpinned the Fed’s hawkishness and further support came from a tight labor market.
Riding on the gains of October and November, U.S. equities were mostly higher in Q4 of Reporting Period. The S&P 500 Index gained 7.08% (USD) during Q4 of Reporting Period, while the Dow Jones Industrial Average gained 15.39% (USD). This was seen as a respite after the negative returns seen during the past three quarters. There were some drawdowns seen in U.S. equities during December. The Fed raised the short-term borrowing rate by 75 bp during November. However, after four consecutive rate hikes of 75 bps during the year, the central bank raised the borrowing rate by 50 bps to a range of 4.25% to 4.50%. The Fed’s rate hike policy reflected the cooling year-on-year U.S. CPI during October and November, after the record high achieved in June 2022. During the quarter, there were also signs of downward pressure on housing rent as well as nominal wage growth.
Throughout the Reporting Period, only two of the eleven sectors posted positive returns. Energy was the best performing sector with a return of 65.7%; the Utilities sector finished the year gaining 1.5%. Communication Services, Consumer Discretionary and Information Technology were the three worst performing sectors, heavily affected by increasing Fed funds rates and consumer sentiment.
The Fund used index futures in order to equitize cash and receivables during the Reporting Period. The Fund’s use of the index futures contributed to Fund performance relative to the Index.
On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the Reporting Period were Exxon Mobil Corporation, Chevron, and Merck & Co., Inc. The top negative contributors to the Fund’s performance on an absolute basis during the Reporting Period were Apple Inc., Amazon.com, Inc. and Tesla Inc.
2	State Street S&P 500 Index V.I.S. Fund

State Street S&P 500 Index V.I.S. Fund
Management's Discussion of Fund Performance, continued — December 31, 2022 (Unaudited)
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
State Street S&P 500 Index V.I.S. Fund	3

State Street S&P 500 Index V.I.S. Fund
Performance Summary — December 31, 2022 (Unaudited)
Sector Allocation
Portfolio composition as a % of Fair Value of $146,006 (in thousands) as of December 31, 2022 (a)(b)
Top Ten Largest Holdings
as of December 31, 2022 (as a % of Fair Value) (a)(b)
Apple Inc.	5.91%
Microsoft Corp.	5.44%
Amazon.com Inc.	2.27%
Berkshire Hathaway Inc., Class B	1.69%
Alphabet Inc., Class A	1.60%
UnitedHealth Group Inc.	1.50%
Alphabet Inc., Class C	1.43%
Johnson & Johnson	1.40%
Exxon Mobil Corp.	1.38%
JPMorgan Chase & Co.	1.20%
Average Annual Total Return for the years ended December 31, 2022
Class 1 Shares (Inception date 4/15/85)
	One Year	Five Year	Ten Year	Ending Value of a $10,000 Investment
State Street S&P 500 Index V.I.S. Fund	(18.31)%	9.06%	12.20%	$31,610
S&P 500® Index	(18.11)%	9.43%	12.56%	$32,654

(a)	Fair Value basis is inclusive of a short-term investment in the State Street Institutional Liquid Reserve Fund, Premier Class.
(b)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.
4	State Street S&P 500 Index V.I.S. Fund

State Street S&P 500 Index V.I.S. Fund
Performance Summary, continued — December 31, 2022 (Unaudited)
Change in Value of a $10,000 Investment
Yearly periods ended December 31

See Notes to Performance beginning on page 1 for further information.
Past performance does not predict future performance. The performance shown in the graphs and tables does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares and does not reflect the fees or charges that would be associated with variable contracts through which shares of the Fund are offered.
State Street S&P 500 Index V.I.S. Fund	5

State Street S&P 500 Index V.I.S. Fund
Understanding Your Fund’s Expenses — December 31, 2022 (Unaudited)
As a shareholder of the Fund, you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended December 31, 2022.
Actual Expenses
The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. Additionally, the expenses shown do not reflect the fees or charges associated with variable contracts through which shares of the Fund are offered.
	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Beginning Account Value July 1, 2022	$1,000.00	$1,000.00
Ending Account value December 31, 2022	$1,021.80	$1,023.60
Expenses Paid During Period*	$ 1.58	$ 1.58
*	Expenses are equal to the Fund's annualized expense ratio of 0.31%** (for the period July 1, 2022 - December 31, 2022), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
**	May differ from expense ratio disclosed in the financial highlights, which is calculated based on the entire fiscal year's data.

6	State Street S&P 500 Index V.I.S. Fund

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments — December 31, 2022
	Number of Shares	Fair Value
Common Stock - 97.5% †
Advertising - 0.1%
Omnicom Group Inc.	814	$ 66,398
The Interpublic Group of Companies Inc.	1,662	55,361
		121,759
Aerospace & Defense - 1.9%
General Dynamics Corp.	999	247,862
Howmet Aerospace Inc.	1,808	71,253
Huntington Ingalls Industries Inc.	200	46,136
L3Harris Technologies Inc.	842	175,313
Lockheed Martin Corp.	1,049	510,328
Northrop Grumman Corp.	645	351,919
Raytheon Technologies Corp.	6,557	661,732
Textron Inc.	1,023	72,428
The Boeing Co. (a)	2,499	476,035
TransDigm Group Inc.	217	136,634
		2,749,640
Agricultural & Farm Machinery - 0.4%
Deere & Co.	1,204	516,227
Agricultural Products - 0.2%
Archer-Daniels-Midland Co.	2,487	230,918
Air Freight & Logistics - 0.6%
CH Robinson Worldwide Inc.	552	50,541
Expeditors International of Washington Inc.	713	74,095
FedEx Corp.	1,036	179,435
United Parcel Service Inc., Class B	3,256	566,023
		870,094
Airlines - 0.2%
Alaska Air Group Inc. (a)	700	30,058
American Airlines Group Inc. (a)	2,697	34,306
Delta Air Lines Inc. (a)	2,886	94,834
Southwest Airlines Co. (a)	2,670	89,899
United Airlines Holdings Inc. (a)	1,624	61,225
		310,322
Alternative Carriers - 0.0%*
Lumen Technologies Inc.	4,737	24,727
	Number of Shares	Fair Value
Apparel Retail - 0.4%
Ross Stores Inc.	1,479	$ 171,668
The TJX Companies Inc.	5,214	415,034
		586,702
Apparel, Accessories & Luxury Goods - 0.1%
Ralph Lauren Corp.	170	17,964
Tapestry Inc.	1,189	45,277
VF Corp.	1,441	39,786
		103,027
Application Software - 2.0%
Adobe Inc. (a)	2,074	697,963
ANSYS Inc. (a)	358	86,489
Autodesk Inc. (a)	963	179,956
Cadence Design Systems Inc. (a)	1,224	196,623
Ceridian HCM Holding Inc. (a)	666	42,724
Intuit Inc.	1,257	489,250
Paycom Software Inc. (a)	203	62,993
PTC Inc. (a)	500	60,020
Roper Technologies Inc.	480	207,403
Salesforce Inc. (a)	4,389	581,938
Synopsys Inc. (a)	682	217,756
Tyler Technologies Inc. (a)	200	64,482
		2,887,597
Asset Management & Custody Banks - 0.8%
Ameriprise Financial Inc.	475	147,901
BlackRock Inc.	657	465,570
Franklin Resources Inc.	1,491	39,332
Invesco Ltd.	1,674	30,115
Northern Trust Corp.	920	81,411
State Street Corp. (b)	1,635	126,827
T Rowe Price Group Inc.	928	101,208
The Bank of New York Mellon Corp.	3,217	146,438
		1,138,802
Auto Parts & Equipment - 0.1%
Aptiv PLC (a)	1,265	117,809
BorgWarner Inc.	863	34,736
		152,545
Automobile Manufacturers - 1.3%
Ford Motor Co.	17,533	203,909
General Motors Co.	6,122	205,944

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street S&P 500 Index V.I.S. Fund	7

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments, continued — December 31, 2022
	Number of Shares	Fair Value
Tesla Inc. (a)	11,883	$ 1,463,748
		1,873,601
Automotive Retail - 0.4%
Advance Auto Parts Inc.	304	44,697
AutoZone Inc. (a)	85	209,625
CarMax Inc. (a)	678	41,284
O'Reilly Automotive Inc. (a)	279	235,484
		531,090
Biotechnology - 2.4%
AbbVie Inc.	7,845	1,267,831
Amgen Inc.	2,380	625,083
Biogen Inc. (a)	657	181,936
Gilead Sciences Inc.	5,569	478,099
Incyte Corp. (a)	768	61,686
Moderna Inc. (a)	1,497	268,891
Regeneron Pharmaceuticals Inc. (a)	466	336,214
Vertex Pharmaceuticals Inc. (a)	1,117	322,567
		3,542,307
Brewers - 0.0%*
Molson Coors Beverage Co., Class B	810	41,731
Broadcasting - 0.1%
Fox Corp., Class A	1,530	46,466
Fox Corp., Class B	740	21,053
Paramount Global, Class B	2,036	34,368
		101,887
Building Products - 0.4%
A O Smith Corp.	607	34,745
Allegion PLC	398	41,893
Carrier Global Corp.	3,867	159,514
Johnson Controls International PLC	3,122	199,808
Masco Corp.	1,006	46,950
Trane Technologies PLC	1,047	175,990
		658,900
Cable & Satellite - 0.6%
Charter Communications Inc., Class A (a)	454	153,951
Comcast Corp., Class A	19,237	672,718
	Number of Shares	Fair Value
DISH Network Corp., Class A (a)	1,098	$ 15,416
		842,085
Casinos & Gaming - 0.1%
Caesars Entertainment Inc. (a)	1,071	44,553
Las Vegas Sands Corp. (a)	1,425	68,500
MGM Resorts International	1,217	40,806
Wynn Resorts Ltd. (a)	481	39,668
		193,527
Commodity Chemicals - 0.2%
Dow Inc.	3,126	157,519
LyondellBasell Industries N.V., Class A	1,039	86,268
		243,787
Communications Equipment - 0.9%
Arista Networks Inc. (a)	1,158	140,523
Cisco Systems Inc.	18,295	871,574
F5 Inc. (a)	311	44,631
Juniper Networks Inc.	1,508	48,196
Motorola Solutions Inc.	715	184,263
		1,289,187
Computer & Electronics Retail - 0.0%*
Best Buy Company Inc.	860	68,981
Construction & Engineering - 0.1%
Quanta Services Inc.	633	90,203
Construction Machinery & Heavy Trucks - 0.6%
Caterpillar Inc.	2,282	546,676
Cummins Inc.	642	155,550
PACCAR Inc.	1,478	146,278
Westinghouse Air Brake Technologies Corp.	736	73,460
		921,964
Construction Materials - 0.1%
Martin Marietta Materials Inc.	288	97,335
Vulcan Materials Co.	613	107,343
		204,678
Consumer Electronics - 0.0%*
Garmin Ltd.	700	64,603
Consumer Finance - 0.5%
American Express Co.	2,654	392,128

See Notes to Schedule of Investments and Notes to Financial Statements.
8	State Street S&P 500 Index V.I.S. Fund

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments, continued — December 31, 2022
	Number of Shares	Fair Value
Capital One Financial Corp.	1,670	$ 155,243
Discover Financial Services	1,236	120,918
Synchrony Financial	2,066	67,889
		736,178
Copper - 0.2%
Freeport-McMoRan Inc.	6,544	248,672
Data Processing & Outsourced Services - 3.1%
Automatic Data Processing Inc.	1,872	447,146
Broadridge Financial Solutions Inc.	562	75,381
Fidelity National Information Services Inc.	2,647	179,599
Fiserv Inc. (a)	2,833	286,331
FleetCor Technologies Inc. (a)	323	59,329
Global Payments Inc.	1,267	125,838
Jack Henry & Associates Inc.	349	61,270
Mastercard Inc., Class A	3,783	1,315,463
Paychex Inc.	1,364	157,624
PayPal Holdings Inc. (a)	5,108	363,792
Visa Inc., Class A	7,247	1,505,637
		4,577,410
Distillers & Vintners - 0.2%
Brown-Forman Corp., Class B	755	49,588
Constellation Brands Inc., Class A	740	171,495
		221,083
Distributors - 0.1%
Genuine Parts Co.	586	101,677
LKQ Corp.	1,238	66,121
Pool Corp.	151	45,652
		213,450
Diversified Banks - 2.8%
Bank of America Corp.	31,195	1,033,178
Citigroup Inc.	8,446	382,013
JPMorgan Chase & Co.	13,066	1,752,151
U.S. Bancorp	6,014	262,271
Wells Fargo & Co.	16,760	692,020
		4,121,633
Diversified Support Services - 0.2%
Cintas Corp.	377	170,261
Copart Inc. (a)	1,888	114,960
		285,221
	Number of Shares	Fair Value
Drug Retail - 0.1%
Walgreens Boots Alliance Inc.	3,007	$ 112,342
Electric Utilities - 2.1%
Alliant Energy Corp.	1,156	63,823
American Electric Power Company Inc.	2,333	221,518
Constellation Energy Corp.	1,411	121,642
Duke Energy Corp.	3,352	345,222
Edison International	1,623	103,255
Entergy Corp.	900	101,250
Evergy Inc.	1,088	68,468
Eversource Energy	1,562	130,958
Exelon Corp.	4,557	196,999
FirstEnergy Corp.	2,559	107,324
NextEra Energy Inc.	8,856	740,362
NRG Energy Inc.	991	31,534
PG&E Corp. (a)	7,600	123,576
Pinnacle West Capital Corp.	489	37,184
PPL Corp.	3,455	100,955
The Southern Co.	4,750	339,198
Xcel Energy Inc.	2,501	175,345
		3,008,613
Electrical Components & Equipment - 0.6%
AMETEK Inc.	968	135,249
Eaton Corporation PLC	1,721	270,111
Emerson Electric Co.	2,692	258,593
Generac Holdings Inc. (a)	324	32,614
Rockwell Automation Inc.	514	132,391
		828,958
Electronic Components - 0.2%
Amphenol Corp., Class A	2,565	195,299
Corning Inc.	3,162	100,994
		296,293
Electronic Equipment & Instruments - 0.2%
Keysight Technologies Inc. (a)	798	136,514
Teledyne Technologies Inc. (a)	223	89,180
Trimble Inc. (a)	941	47,577
Zebra Technologies Corp., Class A (a)	250	64,102
		337,373
Electronic Manufacturing Services - 0.1%
TE Connectivity Ltd.	1,460	167,608

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street S&P 500 Index V.I.S. Fund	9

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments, continued — December 31, 2022
	Number of Shares	Fair Value
Environmental & Facilities Services - 0.3%
Republic Services Inc.	892	$ 115,059
Rollins Inc.	1,200	43,848
Waste Management Inc.	1,666	261,362
		420,269
Fertilizers & Agricultural Chemicals - 0.3%
CF Industries Holdings Inc.	949	80,855
Corteva Inc.	3,283	192,975
FMC Corp.	553	69,014
The Mosaic Co.	1,427	62,602
		405,446
Financial Exchanges & Data - 1.1%
Cboe Global Markets Inc.	438	54,956
CME Group Inc.	1,602	269,392
FactSet Research Systems Inc.	180	72,218
Intercontinental Exchange Inc.	2,491	255,552
MarketAxess Holdings Inc.	180	50,200
Moody's Corp.	715	199,213
MSCI Inc.	353	164,205
Nasdaq Inc.	1,512	92,761
S&P Global Inc.	1,438	481,644
		1,640,141
Food Distributors - 0.1%
Sysco Corp.	2,160	165,132
Food Retail - 0.1%
The Kroger Co.	2,948	131,422
Footwear - 0.5%
NIKE Inc., Class B	5,638	659,702
Gas Utilities - 0.0%*
Atmos Energy Corp.	560	62,759
General Merchandise Stores - 0.5%
Dollar General Corp.	988	243,295
Dollar Tree Inc. (a)	961	135,924
Target Corp.	2,036	303,445
		682,664
Gold - 0.1%
Newmont Corp.	3,499	165,153
	Number of Shares	Fair Value
Health Care REITs - 0.2%
Healthpeak Properties Inc.	2,669	$ 66,912
Ventas Inc.	1,922	86,586
Welltower Inc.	2,144	140,539
		294,037
Healthcare Distributors - 0.3%
AmerisourceBergen Corp.	755	125,111
Cardinal Health Inc.	1,169	89,861
Henry Schein Inc. (a)	663	52,954
McKesson Corp.	632	237,076
		505,002
Healthcare Equipment - 2.6%
Abbott Laboratories	7,780	854,166
Baxter International Inc.	2,181	111,166
Becton Dickinson & Co.	1,252	318,384
Boston Scientific Corp. (a)	6,209	287,290
Dexcom Inc. (a)	1,654	187,299
Edwards Lifesciences Corp. (a)	2,731	203,760
Hologic Inc. (a)	1,062	79,448
IDEXX Laboratories Inc. (a)	363	148,089
Intuitive Surgical Inc. (a)	1,537	407,843
Medtronic PLC	5,929	460,802
ResMed Inc.	617	128,416
STERIS PLC	400	73,876
Stryker Corp.	1,507	368,446
Teleflex Inc.	222	55,418
Zimmer Biomet Holdings Inc.	987	125,843
		3,810,246
Healthcare Facilities - 0.2%
HCA Healthcare Inc.	945	226,762
Universal Health Services Inc., Class B	241	33,955
		260,717
Healthcare Services - 0.8%
Cigna Corp.	1,353	448,303
CVS Health Corp.	5,766	537,334
DaVita Inc. (a)(c)	158	11,798
Laboratory Corporation of America Holdings	393	92,544
Quest Diagnostics Inc.	458	71,649
		1,161,628

See Notes to Schedule of Investments and Notes to Financial Statements.
10	State Street S&P 500 Index V.I.S. Fund

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments, continued — December 31, 2022
	Number of Shares	Fair Value
Healthcare Supplies - 0.1%
Align Technology Inc. (a)	287	$ 60,528
DENTSPLY SIRONA Inc.	977	31,108
The Cooper Companies Inc.	235	77,707
		169,343
Home Building - 0.2%
D.R. Horton Inc.	1,311	116,862
Lennar Corp., Class A	1,136	102,808
NVR Inc. (a)	12	55,351
PulteGroup Inc.	1,130	51,449
		326,470
Home Furnishings - 0.0%*
Mohawk Industries Inc. (a)	275	28,111
Home Improvement Retail - 1.4%
Lowe's Companies Inc.	2,750	547,910
The Home Depot Inc.	4,528	1,430,214
		1,978,124
Hotel & Resort REITs - 0.0%*
Host Hotels & Resorts Inc.	2,755	44,218
Hotels, Resorts & Cruise Lines - 0.6%
Booking Holdings Inc. (a)	173	348,644
Carnival Corp. (a)	4,167	33,586
Expedia Group Inc. (a)	589	51,596
Hilton Worldwide Holdings Inc.	1,200	151,632
Marriott International Inc., Class A	1,197	178,221
Norwegian Cruise Line Holdings Ltd. (a)	2,096	25,655
Royal Caribbean Cruises Ltd. (a)	936	46,267
		835,601
Household Appliances - 0.0%*
Whirlpool Corp.	267	37,770
Household Products - 1.5%
Church & Dwight Company Inc.	1,069	86,172
Colgate-Palmolive Co.	3,719	293,020
Kimberly-Clark Corp.	1,455	197,516
The Clorox Co.	513	71,990
The Procter & Gamble Co.	10,484	1,588,955
		2,237,653
	Number of Shares	Fair Value
Housewares & Specialties - 0.0%*
Newell Brands Inc.	1,635	$ 21,386
Human Resource & Employment Services - 0.0%*
Robert Half International Inc.	575	42,452
Hypermarkets & Super Centers - 1.2%
Costco Wholesale Corp.	1,974	901,131
Walmart Inc.	6,252	886,471
		1,787,602
Independent Power Producers & Energy Traders - 0.1%
The AES Corp.	2,716	78,112
Industrial Conglomerates - 0.9%
3M Co.	2,466	295,723
General Electric Co.	4,863	407,471
Honeywell International Inc.	3,008	644,614
		1,347,808
Industrial Gases - 0.7%
Air Products & Chemicals Inc.	963	296,854
Linde PLC (a)	2,175	709,442
		1,006,296
Industrial Machinery - 0.8%
Dover Corp.	626	84,767
Fortive Corp.	1,584	101,772
IDEX Corp.	340	77,632
Illinois Tool Works Inc.	1,247	274,714
Ingersoll Rand Inc.	1,662	86,840
Nordson Corp.	237	56,340
Otis Worldwide Corp.	1,858	145,500
Parker-Hannifin Corp.	587	170,817
Pentair PLC	696	31,306
Snap-on Inc.	182	41,585
Stanley Black & Decker Inc.	649	48,753
Xylem Inc.	757	83,701
		1,203,727
Industrial REITs - 0.3%
Prologis Inc.	4,041	455,542
Insurance Brokers - 0.7%
Aon PLC, Class A	923	277,029
Arthur J Gallagher & Co.	927	174,777
Brown & Brown Inc.	1,145	65,231
Marsh & McLennan Companies Inc.	2,207	365,214

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street S&P 500 Index V.I.S. Fund	11

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments, continued — December 31, 2022
	Number of Shares	Fair Value
Willis Towers Watson PLC	494	$ 120,822
		1,003,073
Integrated Oil & Gas - 2.5%
Chevron Corp.	7,864	1,411,509
Exxon Mobil Corp.	18,235	2,011,320
Occidental Petroleum Corp.	3,243	204,277
		3,627,106
Integrated Telecommunication Services - 0.9%
AT&T Inc.	31,283	575,920
Verizon Communications Inc.	18,720	737,568
		1,313,488
Interactive Home Entertainment - 0.3%
Activision Blizzard Inc.	3,228	247,103
Electronic Arts Inc.	1,150	140,507
Take-Two Interactive Software Inc. (a)	736	76,640
		464,250
Interactive Media & Services - 3.9%
Alphabet Inc., Class C (a)(c)	23,453	2,080,985
Alphabet Inc., Class A (a)(c)	26,467	2,335,183
Match Group Inc. (a)	1,240	51,448
Meta Platforms Inc., Class A (a)	9,932	1,195,217
		5,662,833
Internet & Direct Marketing Retail - 2.4%
Amazon.com Inc. (a)	39,365	3,306,660
eBay Inc.	2,497	103,551
Etsy Inc. (a)	600	71,868
		3,482,079
Internet Services & Infrastructure - 0.1%
Akamai Technologies Inc. (a)	614	51,760
VeriSign Inc. (a)	374	76,835
		128,595
Investment Banking & Brokerage - 1.1%
Morgan Stanley	5,880	499,918
Raymond James Financial Inc.	793	84,732
The Charles Schwab Corp.	6,804	566,501
The Goldman Sachs Group Inc.	1,520	521,937
		1,673,088
	Number of Shares	Fair Value
IT Consulting & Other Services - 1.1%
Accenture PLC, Class A	2,769	$ 738,880
Cognizant Technology Solutions Corp., Class A	2,337	133,653
DXC Technology Co. (a)	1,002	26,553
EPAM Systems Inc. (a)	273	89,473
Gartner Inc. (a)	328	110,254
International Business Machines Corp.	3,967	558,911
		1,657,724
Leisure Products - 0.0%*
Hasbro Inc.	692	42,219
Life & Health Insurance - 0.5%
Aflac Inc.	2,616	188,195
Globe Life Inc.	457	55,091
Lincoln National Corp.	863	26,512
MetLife Inc.	2,995	216,748
Principal Financial Group Inc.	1,011	84,843
Prudential Financial Inc.	1,691	168,187
		739,576
Life Sciences Tools & Services - 1.9%
Agilent Technologies Inc.	1,353	202,477
Bio-Rad Laboratories Inc., Class A (a)	100	42,049
Bio-Techne Corp.	612	50,723
Charles River Laboratories International Inc. (a)	226	49,245
Danaher Corp.	2,923	775,823
Illumina Inc. (a)	664	134,261
IQVIA Holdings Inc. (a)	844	172,927
Mettler-Toledo International Inc. (a)	95	137,318
PerkinElmer Inc.	600	84,132
Thermo Fisher Scientific Inc.	1,749	963,157
Waters Corp. (a)	268	91,811
West Pharmaceutical Services Inc.	347	81,666
		2,785,589
Managed Healthcare - 2.3%
Centene Corp. (a)	2,524	206,993
Elevance Health Inc.	1,047	537,080
Humana Inc.	548	280,680
Molina Healthcare Inc. (a)	252	83,215
UnitedHealth Group Inc.	4,126	2,187,523
		3,295,491

See Notes to Schedule of Investments and Notes to Financial Statements.
12	State Street S&P 500 Index V.I.S. Fund

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments, continued — December 31, 2022
	Number of Shares	Fair Value
Metal & Glass Containers - 0.1%
Ball Corp.	1,464	$ 74,869
Movies & Entertainment - 1.0%
Live Nation Entertainment Inc. (a)	639	44,564
Netflix Inc. (a)	1,985	585,337
The Walt Disney Co. (a)	8,110	704,597
Warner Bros Discovery Inc. (a)	9,394	89,055
		1,423,553
Multi-Line Insurance - 0.2%
American International Group Inc.	3,186	201,483
Assurant Inc.	252	31,515
The Hartford Financial Services Group Inc.	1,419	107,603
		340,601
Multi-Sector Holdings - 1.7%
Berkshire Hathaway Inc., Class B (a)	7,984	2,466,258
Multi-Utilities - 0.9%
Ameren Corp.	1,067	94,878
CenterPoint Energy Inc.	2,964	88,890
CMS Energy Corp.	1,149	72,766
Consolidated Edison Inc.	1,542	146,968
Dominion Energy Inc.	3,580	219,526
DTE Energy Co.	902	106,012
NiSource Inc.	2,025	55,525
Public Service Enterprise Group Inc.	2,307	141,350
Sempra Energy	1,421	219,601
WEC Energy Group Inc.	1,435	134,546
		1,280,062
Office REITs - 0.1%
Alexandria Real Estate Equities Inc.	700	101,969
Boston Properties Inc.	678	45,819
Vornado Realty Trust	811	16,877
		164,665
Oil & Gas Equipment & Services - 0.4%
Baker Hughes Co.	4,506	133,062
Halliburton Co.	4,215	165,860
Schlumberger Ltd.	6,304	337,012
		635,934
	Number of Shares	Fair Value
Oil & Gas Exploration & Production - 1.4%
APA Corp.	1,268	$ 59,190
ConocoPhillips	5,567	656,906
Coterra Energy Inc.	3,758	92,334
Devon Energy Corp.	2,946	181,209
Diamondback Energy Inc.	794	108,603
EOG Resources Inc.	2,634	341,156
EQT Corp.	1,700	57,511
Hess Corp.	1,179	167,206
Marathon Oil Corp.	2,562	69,353
Pioneer Natural Resources Co.	1,083	247,346
		1,980,814
Oil & Gas Refining & Marketing - 0.5%
Marathon Petroleum Corp.	2,107	245,234
Phillips 66	2,160	224,813
Valero Energy Corp.	1,653	209,699
		679,746
Oil & Gas Storage & Transportation - 0.4%
Kinder Morgan Inc.	8,660	156,573
ONEOK Inc.	1,965	129,101
Targa Resources Corp.	1,100	80,850
The Williams Cos. Inc.	5,197	170,981
		537,505
Packaged Foods & Meats - 1.0%
Campbell Soup Co.	776	44,038
Conagra Brands Inc.	1,941	75,117
General Mills Inc.	2,665	223,460
Hormel Foods Corp.	1,297	59,078
Kellogg Co.	1,186	84,491
Lamb Weston Holdings Inc.	568	50,756
McCormick & Company Inc.	1,028	85,211
Mondelez International Inc., Class A	6,158	410,431
The Hershey Co.	663	153,531
The J M Smucker Co.	459	72,733
The Kraft Heinz Co.	3,317	135,035
Tyson Foods Inc., Class A	1,387	86,341
		1,480,222
Paper Packaging - 0.2%
Amcor PLC	6,636	79,035
Avery Dennison Corp.	351	63,531
International Paper Co.	1,599	55,373
Packaging Corp. of America	446	57,048

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street S&P 500 Index V.I.S. Fund	13

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments, continued — December 31, 2022
	Number of Shares	Fair Value
Sealed Air Corp.	764	$ 38,108
Westrock Co.	928	32,629
		325,724
Personal Products - 0.2%
The Estee Lauder Companies Inc., Class A	1,010	250,591
Pharmaceuticals - 4.8%
Bristol-Myers Squibb Co.	9,484	682,374
Catalent Inc. (a)	902	40,599
Eli Lilly & Co.	3,489	1,276,416
Johnson & Johnson	11,579	2,045,430
Merck & Company Inc.	11,324	1,256,398
Organon & Co.	1,206	33,684
Pfizer Inc.	25,032	1,282,640
Viatris Inc.	4,835	53,813
Zoetis Inc.	2,055	301,160
		6,972,514
Property & Casualty Insurance - 0.9%
Arch Capital Group Ltd. (a)	1,700	106,726
Chubb Ltd.	1,851	408,331
Cincinnati Financial Corp.	723	74,028
Loews Corp.	746	43,514
The Allstate Corp.	1,181	160,144
The Progressive Corp.	2,634	341,656
The Travelers Companies Inc.	1,045	195,927
W R Berkley Corp.	808	58,636
		1,388,962
Publishing - 0.0%*
News Corp., Class A	2,096	38,147
News Corp., Class B	748	13,793
		51,940
Railroads - 0.8%
CSX Corp.	9,378	290,530
Norfolk Southern Corp.	1,045	257,509
Union Pacific Corp.	2,698	558,675
		1,106,714
Real Estate Services - 0.1%
CBRE Group Inc., Class A (a)	1,320	101,587
Regional Banks - 0.9%
Citizens Financial Group Inc.	2,100	82,677
Comerica Inc.	648	43,319
Fifth Third Bancorp.	3,184	104,467
	Number of Shares	Fair Value
First Republic Bank	854	$ 104,094
Huntington Bancshares Inc.	6,287	88,647
KeyCorp	3,987	69,453
M&T Bank Corp.	808	117,208
Regions Financial Corp.	4,494	96,891
Signature Bank	300	34,566
SVB Financial Group (a)	267	61,447
The PNC Financial Services Group Inc.	1,799	284,134
Truist Financial Corp.	5,722	246,218
Zions Bancorp NA	700	34,412
		1,367,533
Reinsurance - 0.0%*
Everest Re Group Ltd.	152	50,353
Research & Consulting Services - 0.3%
CoStar Group Inc. (a)	1,800	139,104
Equifax Inc.	508	98,735
Jacobs Solutions Inc.	548	65,798
Leidos Holdings Inc.	645	67,847
Verisk Analytics Inc.	654	115,379
		486,863
Residential REITs - 0.4%
AvalonBay Communities Inc.	620	100,142
Camden Property Trust	500	55,940
Equity Residential	1,628	96,052
Essex Property Trust Inc.	286	60,609
Invitation Homes Inc.	2,500	74,100
Mid-America Apartment Communities Inc.	534	83,833
UDR Inc.	1,498	58,018
		528,694
Restaurants - 1.2%
Chipotle Mexican Grill Inc. (a)	122	169,274
Darden Restaurants Inc.	493	68,196
Domino's Pizza Inc.	137	47,457
McDonald's Corp.	3,240	853,837
Starbucks Corp.	5,119	507,805
Yum! Brands Inc.	1,210	154,977
		1,801,546
Retail REITs - 0.3%
Federal Realty Investment Trust	394	39,810
Kimco Realty Corp.	2,766	58,584
Realty Income Corp.	2,675	169,675

See Notes to Schedule of Investments and Notes to Financial Statements.
14	State Street S&P 500 Index V.I.S. Fund

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments, continued — December 31, 2022
	Number of Shares	Fair Value
Regency Centers Corp.	620	$ 38,750
Simon Property Group Inc.	1,397	164,119
		470,938
Semiconductor Equipment - 0.8%
Applied Materials Inc.	3,754	365,565
Enphase Energy Inc. (a)	600	158,976
KLA Corp.	617	232,627
Lam Research Corp.	590	247,977
SolarEdge Technologies Inc. (a)	226	64,019
Teradyne Inc.	677	59,136
		1,128,300
Semiconductors - 4.2%
Advanced Micro Devices Inc. (a)	7,192	465,826
Analog Devices Inc.	2,242	367,755
Broadcom Inc.	1,812	1,013,144
First Solar Inc. (a)	400	59,916
Intel Corp.	18,409	486,550
Microchip Technology Inc.	2,345	164,736
Micron Technology Inc.	4,849	242,353
Monolithic Power Systems Inc.	206	72,844
NVIDIA Corp.	11,024	1,611,047
NXP Semiconductors N.V.	1,156	182,683
ON Semiconductor Corp. (a)	1,939	120,935
Qorvo Inc. (a)	376	34,081
QUALCOMM Inc.	5,008	550,579
Skyworks Solutions Inc.	636	57,959
Texas Instruments Inc.	4,038	667,158
		6,097,566
Soft Drinks - 1.7%
Keurig Dr Pepper Inc.	3,813	135,971
Monster Beverage Corp. (a)	1,737	176,358
PepsiCo Inc.	6,083	1,098,955
The Coca-Cola Co.	17,394	1,106,432
		2,517,716
Specialized REITs - 1.2%
American Tower Corp.	2,097	444,270
Crown Castle Inc.	1,975	267,889
Digital Realty Trust Inc.	1,208	121,126
Equinix Inc.	405	265,287
Extra Space Storage Inc.	565	83,157
Iron Mountain Inc.	1,186	59,122
Public Storage	726	203,418
	Number of Shares	Fair Value
SBA Communications Corp.	455	$ 127,541
VICI Properties Inc.	4,067	131,771
Weyerhaeuser Co.	3,043	94,333
		1,797,914
Specialty Chemicals - 0.7%
Albemarle Corp.	541	117,321
Celanese Corp.	373	38,136
DuPont de Nemours Inc.	2,259	155,035
Eastman Chemical Co.	541	44,059
Ecolab Inc.	1,147	166,957
International Flavors & Fragrances Inc.	1,159	121,510
PPG Industries Inc.	988	124,231
The Sherwin-Williams Co.	1,010	239,703
		1,006,952
Specialty Stores - 0.2%
Bath & Body Works Inc.	892	37,589
Tractor Supply Co.	457	102,811
Ulta Beauty Inc. (a)	212	99,443
		239,843
Steel - 0.1%
Nucor Corp.	1,147	151,186
Steel Dynamics Inc.	700	68,390
		219,576
Systems Software - 6.2%
Fortinet Inc. (a)	3,006	146,963
Gen Digital Inc.	2,772	59,404
Microsoft Corp.	33,102	7,938,522
Oracle Corp.	6,858	560,573
ServiceNow Inc. (a)	890	345,560
		9,051,022
Technology Distributors - 0.1%
CDW Corp.	600	107,148
Technology Hardware, Storage & Peripherals - 6.1%
Apple Inc.	66,408	8,628,392
Contra Abiomed Inc. (a)	199	203
Hewlett Packard Enterprise Co.	5,833	93,095
HP Inc.	4,029	108,259
NetApp Inc.	938	56,336
Seagate Technology Holdings PLC	715	37,616

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street S&P 500 Index V.I.S. Fund	15

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments, continued — December 31, 2022
	Number of Shares	Fair Value
Western Digital Corp. (a)	1,358	$ 42,845
		8,966,746
Tobacco - 0.7%
Altria Group Inc.	8,022	366,686
Philip Morris International Inc.	6,915	699,867
		1,066,553
Trading Companies & Distributors - 0.2%
Fastenal Co.	2,665	126,108
United Rentals Inc. (a)	312	110,891
WW Grainger Inc.	207	115,144
		352,143
Trucking - 0.1%
JB Hunt Transport Services Inc.	354	61,723
Old Dominion Freight Line Inc.	424	120,323
		182,046
	Number of Shares	Fair Value
Water Utilities - 0.1%
American Water Works Company Inc.	817	$ 124,528
Wireless Telecommunication Services - 0.3%
T-Mobile US Inc. (a)	2,705	378,700
Total Common Stock (Cost $48,710,670)		142,560,310
Short-Term Investments - 2.3%
State Street Institutional Liquid Reserves Fund - Premier Class 4.42% (c)(d)(e) (Cost $3,445,565)	3,444,537	3,445,226
Total Investments (Cost $52,156,235)		146,005,536
Other Assets and Liabilities, net - 0.2%		229,537
NET ASSETS - 100.0%		$ 146,235,073

Other Information (Unaudited):
The Fund had the following long futures contracts open at December 31, 2022:
Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P 500 E-mini Index Futures	March 2023	20	$ 3,897,567	$ 3,860,957	$ (36,610)
During the period ended December 31, 2022, the average notional value related to long futures contracts was $1,361,688.
Notes to Schedule of Investments
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Non-income producing security.
(b)	State Street Corporation is the parent company of SSGA Funds Management, Inc., the Fund's investment adviser and administrator, and State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(c)	At December 31, 2022, all or a portion of this security was pledged to cover collateral requirements for futures.
(d)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(e)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of December 31, 2022.
*	Less than 0.05%.

See Notes to Schedule of Investments and Notes to Financial Statements.
16	State Street S&P 500 Index V.I.S. Fund

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments, continued — December 31, 2022
Abbreviations:
REIT - Real Estate Investment Trust

The following table presents the Fund’s investments measured at fair value on a recurring basis at December 31, 2022:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$ 142,560,107	$ 203	$ —	$ 142,560,310
Short-Term Investments	3,445,226	—	—	3,445,226
Total Investments in Securities	$ 146,005,333	$ 203	$ —	$ 146,005,536
Other Financial Instruments
Long Futures Contracts - Unrealized Depreciation	$ (36,610)	$ —	$ —	$ (36,610)
Total Other Financial Instruments	$ (36,610)	$ —	$ —	$ (36,610)

Affiliate Table
	Number of Shares Held at 12/31/21	Value at 12/31/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 12/31/22	Value at 12/31/22	Dividend Income
State Street Corp.	1,906	$177,258	$ 11,428	$ 31,068	$3,795	$(34,586)	1,635	$ 126,827	$ 4,152
State Street Institutional Liquid Reserves Fund, Premier Class	741,439	741,513	28,144,626	25,440,921	346	(338)	3,444,537	3,445,226	14,552
TOTAL		$918,771	$28,156,054	$25,471,989	$4,141	$(34,924)		$3,572,053	$18,704
See Notes to Schedule of Investments and Notes to Financial Statements.
State Street S&P 500 Index V.I.S. Fund	17

State Street S&P 500 Index V.I.S. Fund
Financial Highlights
Selected data based on a share outstanding throughout the fiscal years indicated
	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Inception date					4/15/85
Net asset value, beginning of period	$ 57.58	$ 49.96	$ 46.61	$ 38.13	$ 44.09
Income/(loss) from investment operations:
Net investment income(a)	0.65	0.60	0.72	0.75	0.74
Net realized and unrealized gains/(losses) on investments	(11.22)	13.56	7.61	11.09	(2.86)
Total income/(loss) from investment operations	(10.57)	14.16	8.33	11.84	(2.12)
Less distributions from:
Net investment income	0.68	0.66	0.88	0.62	0.80
Net realized gains	6.21	5.88	4.10	2.74	3.04
Total distributions	6.89	6.54	4.98	3.36	3.84
Net asset value, end of period	$ 40.12	$ 57.58	$ 49.96	$ 46.61	$ 38.13
Total Return(b)	(18.31)%	28.27%	17.92%	31.05%	(4.73)%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$146,235	$208,535	$184,164	$186,771	$160,902
Ratios to average net assets:
Net expenses	0.32%	0.31%	0.31%	0.34%	0.33%
Gross expenses	0.32%	0.31%	0.31%	0.34%	0.33%
Net investment income	1.29%	1.06%	1.54%	1.67%	1.62%
Portfolio turnover rate	5%	2%	3%	2%	2%
Notes to Financial Highlights
(a)	Per share values have been calculated using the average shares method.
(b)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
The accompanying Notes are an integral part of these financial statements.
18	Financial Highlights

State Street S&P 500 Index V.I.S. Fund
Statement of Assets and Liabilities — December 31, 2022
Assets
Investments in securities, at fair value (cost $48,628,755)	$ 142,433,483
Investments in affiliated securities, at fair value (cost $3,527,480)	3,572,053
Cash	865
Net cash collateral on deposit with broker for future contracts	259,018
Income receivables	124,491
Income receivable from affiliated investments	6,344
Other assets	835
Total assets	146,397,089
Liabilities
Payable for fund shares redeemed	16,976
Payable for accumulated variation margin on futures contracts	36,567
Payable to the Adviser	31,737
Payable for custody, fund accounting and sub-administration fees	12,875
Accrued other expenses	63,861
Total liabilities	162,016

Net Assets	$ 146,235,073
Net Assets Consist of:
Capital paid in	$ 49,873,239
Total distributable earnings (loss)	96,361,834
Net Assets	$ 146,235,073
Shares outstanding ($0.01 par value; unlimited shares authorized)	3,644,682
Net asset value per share	$ 40.12
The accompanying Notes are an integral part of these financial statements.
Statement of Assets and Liabilities	19

State Street S&P 500 Index V.I.S. Fund
Statement of Operations — For the year ended December 31, 2022
Investment Income
Income
Dividend	$ 2,696,735
Income from affiliated investments	18,704
Less: Foreign taxes withheld	(644)
Total income	2,714,795
Expenses
Advisory and administration fees	420,392
Directors' fees	22,130
Custody, fund accounting and sub-administration fees	37,320
Professional fees	28,617
Printing and shareholder reports	13,572
Other expenses	14,643
Total expenses	536,674
Net investment income	$ 2,178,121
Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) on:
Unaffiliated investments	$ 22,999,076
Affiliated investments	4,141
Futures	(300,053)
Increase (decrease) in unrealized appreciation/depreciation on:
Unaffiliated investments	(61,678,704)
Affiliated investments	(34,924)
Futures	(47,666)
Net realized and unrealized gain (loss) on investments	(39,058,130)
Net Decrease in Net Assets Resulting from Operations	$ (36,880,009)
The accompanying Notes are an integral part of these financial statements.
20	Statement of Operations

State Street S&P 500 Index V.I.S. Fund
Statements of Changes in Net Assets
	Year Ended December 31, 2022	Year Ended December 31, 2021
Increase (Decrease) in Net Assets
Operations:
Net investment income	$ 2,178,121	$ 2,105,347
Net realized gain (loss) on investments and futures	22,703,164	16,895,748
Net increase (decrease) in unrealized appreciation/depreciation on investments and futures	(61,761,294)	30,222,030
Net increase (decrease) from operations	(36,880,009)	49,223,125
Distributions to shareholders:
Total distributions	(21,459,700)	(21,320,690)
Increase (decrease) in assets from operations and distributions	(58,339,709)	27,902,435
Share transactions:
Proceeds from sale of shares	8,996,904	3,950,579
Value of distributions reinvested	21,459,700	21,320,690
Cost of shares redeemed	(34,416,637)	(28,802,954)
Net increase (decrease) from share transactions	(3,960,033)	(3,531,685)
Total increase (decrease) in net assets	(62,299,742)	24,370,750
Net Assets
Beginning of year	208,534,815	184,164,065
End of year	$ 146,235,073	$ 208,534,815
Changes in Fund Shares
Shares sold	167,535	71,717
Issued for distributions reinvested	536,358	368,360
Shares redeemed	(680,840)	(504,853)
Net increase (decrease) in fund shares	23,053	(64,776)
The accompanying Notes are an integral part of these financial statements.
Statements of Changes in Net Assets	21

State Street S&P 500 Index V.I.S. Fund
Notes to Financial Statements — December 31, 2022
1. Organization of the Company
State Street Variable Insurance Series Funds, Inc. (the “Company”) was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is currently composed of the following seven investment portfolios (collectively, the “Funds”): State Street U.S. Equity V.I.S. Fund, State Street S&P 500 Index V.I.S. Fund (the “Fund”), State Street Premier Growth Equity V.I.S. Fund, State Street Small-Cap Equity V.I.S. Fund, State Street Total Return V.I.S. Fund, State Street Income V.I.S. Fund and State Street Real Estate Securities V.I.S. Fund. Each Fund is a diversified investment company within the meaning of the 1940 Act, except for the State Street Premier Growth Equity V.I.S. Fund, which is a non-diversified investment company.
Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts.
The Company currently offers one share class (Class 1) of the Fund as an investment option for variable life insurance and variable annuity contracts.
Under the Company’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Company. Additionally, in the normal course of business, the Company enters into contracts with service providers that contain general indemnification clauses. The Company’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Company that have not yet occurred.
2.Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Company's Board of Directors (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund’s investments by major category are as follows:
•	Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•	Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value pursuant to the valuation policy and procedures approved by the Board.
22	Notes to Financial Statements

State Street S&P 500 Index V.I.S. Fund
Notes to Financial Statements, continued — December 31, 2022
•	Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•	Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;
•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of December 31, 2022 is disclosed in the Fund’s Schedule of Investments.
Investment Transactions and Income Recognition Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any.
Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
Non-cash dividends received in the form of stock are recorded as dividend income at fair value.
The Fund invests in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Fund’s policy is to record all REIT distributions initially as dividend income and re-designate a portion to return of capital or capital gain distributions at year-end based on information provided by the REIT and/or SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.
Notes to Financial Statements	23

State Street S&P 500 Index V.I.S. Fund
Notes to Financial Statements, continued — December 31, 2022
Expenses Certain expenses, which are directly identifiable to a specific Fund, are applied to the Fund within the Company. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Company.
Distributions The Fund declares and pays any dividends from net investment income annually.
Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.Derivative Financial Instruments
Futures Contracts The Fund may enter into futures contracts to meet the Fund’s objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedule of Investments and cash deposited, if any, is included in Net cash collateral on deposit with broker for future contracts on the Statement of Assets and Liabilities. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and/or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the fiscal year ended December 31, 2022, the Fund entered into futures contracts for cash equitization.
The following tables summarize the value of the Fund’s derivative instruments as of December 31, 2022 and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
Liability Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street S&P 500 Index V.I.S. Fund
Futures Contracts	$ —	$ —	$ —	$ 36,567	$ —	$ 36,567

Realized Gain/Loss
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street S&P 500 Index V.I.S. Fund
Futures Contracts	$ —	$ —	$ —	(300,053)	$ —	$ (300,053)

24	Notes to Financial Statements

State Street S&P 500 Index V.I.S. Fund
Notes to Financial Statements, continued — December 31, 2022
Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street S&P 500 Index V.I.S. Fund
Futures Contracts	$ —	$ —	$ —	$ (47,666)	$ —	$ (47,666)
4.Fees and Transactions with Affiliates
Advisory Fee SSGA FM, a registered investment adviser, was retained by the Board to act as investment adviser and administrator of the Fund. SSGA FM’s compensation for investment advisory and administrative services (“Management Fee”) is paid monthly based on the average daily net assets of the Fund at an annualized rate of 0.25%.
Custody, Fund Accounting and Sub-Administration Fees State Street Bank and Trust Company (“State Street”) serves as the custodian, fund accountant and sub-administrator to the Fund. Amounts paid by the Fund to State Street for performing such services are included as custody, fund accounting and sub-administration fees in the Statement of Operations.
Other Transactions with Affiliates The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the fiscal year ended December 31, 2022 are disclosed in the Schedule of Investments.
5.Directors’ Fees
The fees and expenses of the Company’s directors who are not “interested persons” of the Company, as defined in the 1940 Act (“Independent Directors”), are paid directly by the Fund. The Independent Directors are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, short term investments and derivative contracts) for the fiscal year ended December 31, 2022 were as follows:
Non-U.S. Government Securities
Purchases	Sales
$ 8,270,580	$ 34,666,925
7.Income Taxes
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on NAVs or results of operations. Temporary book-tax
Notes to Financial Statements	25

State Street S&P 500 Index V.I.S. Fund
Notes to Financial Statements, continued — December 31, 2022 differences will reverse in the future. These book-tax differences are primarily due to differing treatments for character of distributions, REIT basis adjustments, corporate actions, future contracts and wash sale loss deferrals.
The tax character of distributions paid during the year ended December 31, 2022 was as follows:
Ordinary Income	Long-Term Capital Gains	Total
$ 2,185,194	$ 19,274,506	$ 21,459,700
The tax character of distributions paid during the year ended December 31, 2021 was as follows:
Ordinary Income	Long-Term Capital Gains	Total
$ 2,490,921	$ 18,829,769	$ 21,320,690
At December 31, 2022, the components of distributable earnings on a tax basis were as follows:
Undistributed Ordinary Income	Tax Exempt Income	Capital Loss Carryforwards	Undistributed long term gain	Net Unrealized Gains (Losses)	Qualified Late-Year Losses	Total
$ 600,650	$ —	$ —	$ 4,873,815	$ 90,887,369	$ —	$ 96,361,834
As of December 31, 2022, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$ 55,081,556	$ 94,863,144	$ 3,975,774	$ 90,887,370
8.Line of Credit
The Fund and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $200 million of a $1.275 billion ($1.1 billion prior to October 6, 2022) revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2023 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.00% plus the greater of the New York Fed Bank Rate and the one-month SOFR Rate.
The Fund had no outstanding loans as of December 31, 2022.
9.Risks
Concentration Risk As a result of the Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund's investments more than if the Fund was more broadly diversified.
Credit Risk The Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Risk The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and
26	Notes to Financial Statements

State Street S&P 500 Index V.I.S. Fund
Notes to Financial Statements, continued — December 31, 2022 prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Fund and its investments.
10.Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
Notes to Financial Statements	27

State Street S&P 500 Index V.I.S. Fund
Report of Independent Registered Public Accounting Firm
To the Shareholders of State Street S&P 500 Index V.I.S. Fund and the Board of Directors of State Street Variable Insurance Series Funds, Inc.
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street S&P 500 Index V.I.S. Fund (the “Fund”) (one of the series constituting State Street Variable Insurance Series Funds, Inc. (the “Company”)), including the schedule of investments, as of December 31, 2022, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting State Street Variable Insurance Series Funds, Inc.) at December 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
February 17, 2023
28	Report of Independent Registered Public Accounting Firm

State Street S&P 500 Index V.I.S. Fund
Other Information — December 31, 2022 (Unaudited)
Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund for their fiscal year ended December 31, 2022.
Dividends Received Deduction
The Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.
Long Term Capital Gain Distributions
Long term capital gains dividends were paid from the Fund during the year ended December 31, 2022 in the amount of $19,274,506.
Proxy Voting Policies and Procedures and Record
The Fund has adopted the proxy voting policies of the Adviser. A description of the Fund's proxy voting policies and procedures that are used by the Adviser to vote proxies relating to the Fund’s portfolios of securities are available (i) without charge, upon request by calling 1-800-242-0134 (toll free) and (ii) on the SEC's website at www.sec.gov. Information regarding how the Fund voted for the prior 12-month period ended June 30 is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov and on the Fund's website at www.ssga.com.
Quarterly Portfolio Schedule
Following the Fund's first and third fiscal quarter-ends, a complete Schedule of Investments is filed with the SEC as an exhibit to its reports on Form N-PORT, which can be found on the SEC’s website at www.sec.gov and on the Fund's website at www.ssga.com. The Fund's Schedules of Investments are available upon request, without charge, by calling 1-800-242-0134 (toll free).
Other Information	29

State Street S&P 500 Index V.I.S. Fund
Other Information, continued — December 31, 2022 (Unaudited)
Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Director†	Other Directorships Held by Director During Past Five Years
INDEPENDENT DIRECTORS
Michael F. Holland(1) c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1944	Director and Co-Chairperson of the Board	Term: Indefinite Elected: 1/19	Chairman, Holland & Company L.L.C. (investment adviser) (1995 – present).	55	Director, the Holland Series
Fund, Inc.; Director, The China
Fund, Inc. (1992 – 2017);
Director, The Taiwan Fund,
Inc. (2007 – 2017); Director,
Reaves Utility Income Fund,
Inc.; and Director, Blackstone/
GSO Loans (and Real Estate)
					Funds.

Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Director and Co-Chairperson of the Board	Term: Indefinite Appointed: 4/16 Elected: 1/19	Associate Justice of the Superior Court, Commonwealth of Massachusetts (2002 – May 2010); Partner, Riley, Burke & Donahue, L.L.P. (law firm) (1985 – 2002); Independent Director, State Street Global Advisors Ireland, Ltd. (investment company) (1998 – present); Independent Director, SSGA Liquidity PLC (formerly, SSGA Cash Management Fund PLC) (1998 – present); Independent Director, SSGA Fixed Income PLC (January 2009 – present); and Independent Director, SSGA Qualified Funds PLC (January 2009 to 2019).	55	Board Director and Chairman, SPDR Europe I, PLC Board (2011 – present); Board Director and Chairman, SPDR Europe II, PLC (2013 – present).
30	Other Information

State Street S&P 500 Index V.I.S. Fund
Other Information, continued — December 31, 2022 (Unaudited)
Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Director†	Other Directorships Held by Director During Past Five Years
INDEPENDENT DIRECTORS (continued)

John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Director and Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 1997	Senior Advisor to NGN Capital LLC (January 2020 – present); Managing General Partner, NGN Capital LLC (2006 – December 2019).	55	Director of Kleinfeld Bridal
Corp. (January 2016 – present);
Trustee of Neuroscience
Research Institute (1986 – 2017); Trustee of Fordham
University (1989 – 1995 and
2001 – 2007) and Trustee
Emeritus (2007 – present);
Trustee and Independent Chairperson of GE Funds (1993 – February 2011); Director, Muscular Dystrophy Association (2019 – present);
Trustee of Gregorian
University Foundation (1992 –
					2007); Chairman of the Board of Directors, Vivaldi Biosciences Inc. (May 2017 – present); Chairman of the Supervisory Board, Vivaldi Biosciences AG. (May 2017 – present); Trustee, Gallim Dance (December 2021 – present).

Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Director and Chairperson of the Audit Committee	Term: Indefinite Appointed: 1/12 Elected: 6/16	Dean of the Gabelli School of Business (2007 – present) and Accounting Professor (1987 – present) at Fordham University.	55	Director- Graduate Management Admissions Council (2015 – present); Trustee of Emmanuel College (2010 – 2019).
Other Information	31

State Street S&P 500 Index V.I.S. Fund
Other Information, continued — December 31, 2022 (Unaudited)
Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Director†	Other Directorships Held by Director During Past Five Years
INDEPENDENT DIRECTORS (continued)

Richard D. Shirk c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1945	Director and Chairperson of the Nominating Committee Chairperson of the Governance Committee	Term: Indefinite Elected: 1/19	Chairman (March 2001 – April 2002) President and Chief Executive Officer (1996 – March 2001), Cerulean Companies, Inc. (holding company) (Retired); President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare) (1992 – March 2001).	55	Chairman and Board Member (1998-December 2008) and
Investment Committee
Member (December 2008 – present), Healthcare Georgia
Foundation (private
foundation);
Lead Director and
Board Member, Amerigroup
Corp. (managed health care) (September 2002 – 2012);
Board Member
(1999 – 2013) and Investment
Committee Member (2001 – 2017), Woodruff
Arts Center,
Trustee, Gettysburg College (2003 – 2009);
Board member, Aerocare
Holdings (2003 – January 2021), Regenesis
					Biomedical Inc. (April 2012 – present).

Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Director and Chairperson of the Valuation Committee	Term: Indefinite Elected: 1/19	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 – 2009); Trustee, Randolph-Macon College (2004 – 2016).	55	None.

Margaret McLaughlin c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Director	Term: Indefinite Appointed: 9/22	Consultant, Bates Group (consultants) (2021 – 2023); Consultant, Madison Dearborn Partners (private equity) (2019 – 2020); General Counsel/CCO, Kramer Van Kirk Credit Strategies L.P./Mariana Systems LLC (Investment Adviser/SaaS Technology) (2011 –2019).	55	Director, Manning & Napier Fund Inc (2021 – 2022).
32	Other Information

State Street S&P 500 Index V.I.S. Fund
Other Information, continued — December 31, 2022 (Unaudited)
Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Director†	Other Directorships Held by Director During Past Five Years
INDEPENDENT DIRECTORS (continued)
George M. Pereira c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1964	Director	Term: Indefinite Appointed: 9/22	Chief Operating Officer (January 2011 – September 2020) and Chief Financial Officer (November 2004 – September 2020), Charles Schwab Investment Management.	55	Director, Pacific Premier Bancorp, Pacific Premier Bank (2021 – present); Director, Charles Schwab Asset Management (Ireland) Ltd., & Charles Schwab Worldwide Funds plc. (2005 – 2020); Director, Rotaplast International, Inc. (non-profit providing free medical services to children worldwide) (2012 – 2018).
INTERESTED DIRECTORS(2)
Ellen M. Needham(3) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Director and President	Term: Indefinite Elected: 1/19	Chairman, SSGA Funds Management, Inc. (March 2020 – present); President and Director, SSGA Funds Management, Inc. (2001 – present)*; Senior Managing Director, State Street Global Advisors (1992 – present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 – present).	55	Board Director, SSGA SPDR ETFs Europe I, PLC (May 2020 – present); Board Director, SSGA SPDR ETFs Europe II, PLC (May 2020 – present).
(1)	Mr. Holland retired as a Director of the Company effective December 31, 2022.
(2)	The individual listed above is a Director who is an “interested person,” as defined in the 1940 Act, of the Company (“Interested Director”).
(3)	Ms. Needham is an Interested Director because of her employment by SSGA FM, an affiliate of the Company.
*	Served in various capacities and/or with various affiliated entities during noted time period.
†	For the purpose of determining the number of portfolios overseen by the Directors, “Fund Complex” comprises registered investment companies for which SSGA FM serves as Adviser.

Name, Address, and Year of Birth	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
OFFICERS:
Ellen M. Needham SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	President and Director	Term: Indefinite Served: since 4/20	Chairman, SSGA Funds Management, Inc. (March 2020 – present); President and Director, SSGA Funds Management, Inc. (2001 – present)*; Senior Managing Director, State Street Global Advisors (1992 – present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 – present).

Bruce S. Rosenberg SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer	Term: Indefinite Served: since 4/19	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 – present); Director, Credit Suisse (April 2008 – July 2015).
Other Information	33

State Street S&P 500 Index V.I.S. Fund
Other Information, continued — December 31, 2022 (Unaudited)
Name, Address, and Year of Birth	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
OFFICERS: (continued)

Ann M. Carpenter SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Served: since 4/19	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 – present)*; Managing Director, State Street Global Advisors (2005 – present).*

Chad C. Hallett SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Served: since 4/19	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present).

Darlene Anderson-Vasquez SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Served: since 4/19	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 – present); Senior Vice President, John Hancock Investments (September 2007 – May 2016).

Arthur A. Jensen SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Served: since 4/19	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 – present).

David K. Lancaster SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1971	Assistant Treasurer	Term: Indefinite Served: since 11/20	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2017 – present); Assistant Vice President, State Street Bank and Trust Company (November 2011 – July 2017).*

Ryan Hill SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB:1982	Assistant Treasurer	Term: Indefinite Served: since 5/22	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2017 – present); Assistant Vice President, State Street Bank and Trust Company (May 2014 – May 2017).

John Bettencourt SSGA Funds Management, Inc. One Iron Street Boston MA 02210 YOB:1976	Assistant Treasurer	Term: Indefinite Served: since 5/22	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (March 2020 – present); Assistant Vice President, State Street Global Advisors (June 2007 – March 2020).
34	Other Information

State Street S&P 500 Index V.I.S. Fund
Other Information, continued — December 31, 2022 (Unaudited)
Name, Address, and Year of Birth	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
OFFICERS: (continued)

Brian Harris SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Served: since 6/16 Term: Indefinite Served: since 4/19	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 – present).*

Sean O’Malley SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Chief Legal Officer	Term: Indefinite Served: since 8/19	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 – present).

David Barr SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Secretary	Term: Indefinite Served: since 9/20	Vice President and Senior Counsel, State Street Global Advisors (October 2019 – present); Vice President and Counsel, Eaton Vance Corp. (October 2010 – October 2019).

David Urman SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1985	Assistant Secretary	Term: Indefinite Served: since 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 – present); Vice President and Counsel, State Street Global Advisors (August 2015 – April 2019); Associate, Ropes & Gray LLP (November 2012 – August 2015).

*	Served in various capacities and/or with various affiliated entities during noted time period.
Other Information	35

Directors
Michael F. Holland
Patrick J. Riley
John R. Costantino
Donna M. Rapaccioli
Michael A. Jessee
Richard D. Shirk
Ellen M. Needham
Margaret McLaughlin
George M. Pereira
Officers
Ellen M. Needham, President
Brian Harris, Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer
Sean O’Malley, Chief Legal Officer
Bruce S. Rosenberg, Treasurer
Ann M. Carpenter, Vice President and Deputy Treasurer
Chad C. Hallett, Deputy Treasurer
Arthur A. Jensen, Deputy Treasurer
Darlene Anderson-Vasquez, Deputy Treasurer
David Lancaster, Assistant Treasurer
Ryan Hill, Assistant Treasurer
John Bettencourt, Assistant Treasurer
David Barr, Secretary
David Urman, Assistant Secretary
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, Massachusetts 02210
Custodian and Sub-Administrator
State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, Massachusetts 02210
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Annual Report
December 31, 2022
State Street Small-Cap Equity V.I.S. Fund

State Street Small-Cap Equity V.I.S. Fund
Annual Report
December 31, 2022

This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract’s current prospectus and the current summary prospectus of the Fund available for investments thereunder.

[This page intentionally left blank]

State Street Small-Cap Equity V.I.S. Fund
Notes to Performance — December 31, 2022 (Unaudited)
The information provided on the performance page relates to the State Street Small-Cap Equity V.I.S. Fund (the “Fund”).
Total return performance shown in this report for the Fund takes into account changes in share price and assumes reinvestment of dividends and capital gains distributions, if any. Total returns shown are net of Fund fees and expenses but do not reflect fees and charges associated with the variable contracts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the Fund’s total returns for all periods shown.
The performance data quoted represents past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods less than one year are not annualized. Please call toll-free (800) 242-0134 or visit the Fund’s website at www.ssga.com for the most recent month-end performance data.
An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. An investment in the Fund is subject to risk, including possible loss of principal invested.
The Russell 2000® Index is an unmanaged market capitalization-weighted index that measures the performance of the small-cap segment of the U.S. equity universe.
Russell Investment Group owns the Russell Index data, including all applicable trademarks and copyrights, used by SSGA Funds Management, Inc. (“SSGA FM”) in these materials. Any unauthorized use or redistribution of such Russell Index data is strictly prohibited. Russell Investment Group is not responsible for the configuration of this material or for any inaccuracy in SSGA FM’s presentation thereof.
The results shown for the foregoing index assume the reinvestment of net dividends or interest and do not reflect fees, expenses, or taxes. As such, the index returns do not reflect the actual cost of investing in the instruments that comprise the index.
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice.

State Street Global Advisors Funds Distributors, LLC, member of FINRA & SIPC is the principal underwriter and distributor of the State Street Small-Cap Equity V.I.S. Fund and an indirect wholly-owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The Funds pay State Street Bank and Trust Company for its services as custodian and Fund Accounting agent, and pay SSGA Funds Management, Inc. ("SSGA FM" or the "Adviser") for investment advisory and administrative services.
Notes to Performance	1

State Street Small-Cap Equity V.I.S. Fund
Management's Discussion of Fund Performance — December 31, 2022 (Unaudited)
The State Street Small-Cap Equity V.I.S. Fund (the “Fund”) seeks long-term growth of capital by investing at least 80% of its net assets under normal circumstances in common and preferred stocks and other types of equity securities of small-cap companies.. The Fund’s benchmark is the Russell 2000 Index (the “Index”).
For the 12-month period ended December 31, 2022 (the “Reporting Period”), the total return for the Fund was -15.40%, and the Index was -20.44%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns
Southern Sun, Palisade and Kennedy were primary drivers of Fund performance during the Reporting Period relative to the Index. All of the underlying managers had strong relative performance years vs. the Index. Southern Sun, a core allocation within the portfolio had a very strong relative year, outperforming the Index by 20.12%, followed by Palisade and Kennedy, each outperforming by 4.77% and 7.62%, respectively. Champlain’s growth at a reasonable portfolio marginally contributed to relative performance, outperforming 0.83%. The Fund’s lower beta/high quality profile was a contributor for the year relative to the Index, while its smaller size did detract marginally for the year.
The Fund used E-Mini Russell 2000 Index futures in order to equitize cash in the liquidity sleeve of the Fund to manage daily flows and to maintain market exposure on the cash during the Reporting Period. The Fund’s use of E-Mini Russell 2000 Index futures are meant to match the Index and not to speculate in either direction.
On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the Reporting Period were Altra Industrial Motion Corp., Enerpac Tool Group Corp Class A and Univar solutions Inc. The top negative contributors to the Fund’s performance on an absolute basis during the Reporting Period were Omnicell, Inc., Palomar Holdings, Inc. and Stride, Inc.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
2	State Street Small-Cap Equity V.I.S. Fund

State Street Small-Cap Equity V.I.S. Fund
Performance Summary — December 31, 2022 (Unaudited)
Sector Allocation
Portfolio composition as a % of Fair Value of $26,112 (in thousands) as of December 31, 2022 (a)(b)
Top Ten Largest Holdings
as of December 31, 2022 (as a % of Fair Value) (a)(b)
Ingevity Corp.	1.51%
Altra Industrial Motion Corp.	1.46%
Darling Ingredients Inc.	1.41%
MGP Ingredients Inc.	1.39%
Dycom Industries Inc.	1.19%
The Timken Co.	1.18%
MSA Safety Inc.	1.16%
Stepan Co.	1.12%
Enerpac Tool Group Corp.	1.12%
Independent Bank Corp.	1.04%
Average Annual Total Return for the years ended December 31, 2022
Class 1 Shares (Inception date 4/28/00)
	One Year	Five Year	Ten Year	Ending Value of a $10,000 Investment
State Street Small-Cap Equity V.I.S. Fund	(15.40)%	5.87%	9.71%	$25,270
Russell 2000 Index	(20.44)%	4.13%	9.01%	$23,696

(a)	Fair Value basis is inclusive of a short-term investment in the State Street Institutional U.S. Government Money Market Fund - Class G Shares.
(b)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.
State Street Small-Cap Equity V.I.S. Fund	3

State Street Small-Cap Equity V.I.S. Fund
Performance Summary, continued — December 31, 2022 (Unaudited)
Change in Value of a $10,000 Investment
Yearly periods ended December 31

See Notes to Performance beginning on page 1 for further information.
Past performance does not predict future performance. The performance shown in the graphs and tables does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares and does not reflect the fees or charges that would be associated with variable contracts through which shares of the Fund are offered.
4	State Street Small-Cap Equity V.I.S. Fund

State Street Small-Cap Equity V.I.S. Fund
Understanding Your Fund’s Expenses — December 31, 2022 (Unaudited)
As a shareholder of the Fund, you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended December 31, 2022.
Actual Expenses
The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. Additionally, the expenses shown do not reflect the fees or charges associated with variable contracts through which shares of the Fund are offered.
	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Beginning Account Value July 1, 2022	$1,000.00	$1,000.00
Ending Account value December 31, 2022	$1,072.30	$1,018.60
Expenses Paid During Period*	$ 6.89	$ 6.72
*	Expenses are equal to the Fund's annualized expense ratio of 1.32%** (for the period July 1, 2022 - December 31, 2022), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
**	May differ from expense ratio disclosed in the financial highlights, which is calculated based on the entire fiscal year's data.

State Street Small-Cap Equity V.I.S. Fund	5

State Street Small-Cap Equity V.I.S. Fund
Schedule of Investments — December 31, 2022
	Number of Shares	Fair Value
Common Stock - 96.1% †
Aerospace & Defense - 0.2%
Woodward Inc.	640	$ 61,830
Agricultural & Farm Machinery - 0.9%
AGCO Corp.	1,676	232,444
Agricultural Products - 1.4%
Darling Ingredients Inc. (a)	5,895	368,968
Aluminum - 0.1%
Alcoa Corp.	579	26,327
Apparel Retail - 0.5%
American Eagle Outfitters Inc.	3,017	42,117
The Buckle Inc.	2,219	100,632
		142,749
Application Software - 4.9%
ACI Worldwide Inc. (a)	4,153	95,519
Altair Engineering Inc., Class A (a)	1,602	72,843
Asana Inc., Class A (a)	3,920	53,978
Blackbaud Inc. (a)	3,285	193,355
Blackline Inc. (a)	3,099	208,470
Envestnet Inc. (a)	660	40,722
Freshworks Inc., Class A Revenue (a)	9,570	140,775
New Relic Inc. (a)	2,810	158,625
Q2 Holdings Inc. (a)	3,370	90,552
Vertex Inc., Class A (a)	3,828	55,544
Workiva Inc. (a)	2,020	169,619
		1,280,002
Auto Parts & Equipment - 1.2%
Dana Inc.	3,561	53,878
Dorman Products Inc. (a)	2,855	230,884
LCI Industries	182	16,826
Modine Manufacturing Co. (a)	1,184	23,514
		325,102
Automobile Manufacturers - 0.7%
Thor Industries Inc.	2,348	177,251
Automotive Retail - 1.7%
America's Car-Mart Inc. (a)	411	29,699
Group 1 Automotive Inc.	587	105,877
Monro Inc.	1,050	47,460
	Number of Shares	Fair Value
Murphy USA Inc.	901	$ 251,866
		434,902
Biotechnology - 0.9%
Avid Bioservices Inc. (a)	3,837	52,835
Emergent BioSolutions Inc. (a)	1,797	21,223
Halozyme Therapeutics Inc. (a)	1,118	63,614
Heron Therapeutics Inc. (a)	14,799	36,998
Veracyte Inc. (a)	2,600	61,698
		236,368
Brewers - 0.9%
The Boston Beer Company Inc., Class A (a)	699	230,334
Building Products - 2.2%
Armstrong World Industries Inc.	2,519	172,778
CSW Industrials Inc.	1,050	121,727
Gibraltar Industries Inc. (a)	2,538	116,443
Hayward Holdings Inc. (a)	5,170	48,598
Insteel Industries Inc.	1,279	35,198
Simpson Manufacturing Company Inc.	358	31,740
UFP Industries Inc.	507	40,180
		566,664
Commodity Chemicals - 0.2%
Hawkins Inc.	1,129	43,579
Communications Equipment - 0.1%
Cambium Networks Corp. (a)	1,328	28,778
Computer & Electronics Retail - 0.1%
Rent-A-Center Inc.	769	17,341
Construction & Engineering - 1.6%
Dycom Industries Inc. (a)	3,333	311,969
IES Holdings Inc. (a)	727	25,859
Valmont Industries Inc.	206	68,118
		405,946
Construction Machinery & Heavy Trucks - 0.6%
Alamo Group Inc.	500	70,800
Astec Industries Inc.	918	37,326
Wabash National Corp.	2,618	59,167
		167,293

See Notes to Schedule of Investments and Notes to Financial Statements.
6	State Street Small-Cap Equity V.I.S. Fund

State Street Small-Cap Equity V.I.S. Fund
Schedule of Investments, continued — December 31, 2022
	Number of Shares	Fair Value
Construction Materials - 0.1%
Eagle Materials Inc.	259	$ 34,408
Consumer Finance - 0.2%
PROG Holdings Inc. (a)	2,840	47,968
Data Processing & Outsourced Services - 1.0%
CSG Systems International Inc.	2,007	114,800
Shift4 Payments Inc., Class A (a)	921	51,512
Verra Mobility Corp. (a)	6,224	86,078
		252,390
Distillers & Vintners - 1.4%
MGP Ingredients Inc.	3,401	361,798
Distributors - 0.7%
LKQ Corp.	3,651	195,000
Diversified Metals & Mining - 0.3%
Compass Minerals International Inc.	1,153	47,273
Materion Corp.	292	25,553
		72,826
Diversified REITs - 0.3%
Alpine Income Property Trust Inc.	1,869	35,661
American Assets Trust Inc.	1,315	34,847
Essential Properties Realty Trust Inc.	869	20,395
		90,903
Diversified Support Services - 2.1%
Healthcare Services Group Inc.	3,599	43,188
IAA Inc. (a)	3,422	136,880
Matthews International Corp., Class A	2,484	75,613
Ritchie Bros Auctioneers Inc.	4,402	254,568
UniFirst Corp.	173	33,387
		543,636
Education Services - 0.4%
Bright Horizons Family Solutions Inc. (a)	465	29,342
Stride Inc. (a)	2,472	77,324
		106,666
	Number of Shares	Fair Value
Electric Utilities - 1.0%
ALLETE Inc.	340	$ 21,934
IDACORP Inc.	2,258	243,525
		265,459
Electrical Components & Equipment - 0.6%
Acuity Brands Inc.	157	26,001
Atkore Inc. (a)	374	42,419
Generac Holdings Inc. (a)	390	39,257
Regal Rexnord Corp.	411	49,312
		156,989
Electronic Components - 1.6%
Belden Inc.	3,172	228,067
Coherent Corp. (a)	1,463	51,351
Littelfuse Inc.	608	133,882
		413,300
Electronic Equipment & Instruments - 1.4%
National Instruments Corp.	5,487	202,470
Novanta Inc. (a)	810	110,055
Vontier Corp.	3,016	58,299
		370,824
Electronic Manufacturing Services - 0.1%
Plexus Corp. (a)	334	34,379
Environmental & Facilities Services - 0.7%
Clean Harbors Inc. (a)	781	89,128
Montrose Environmental Group Inc. (a)	1,930	85,672
		174,800
Food Distributors - 0.5%
Performance Food Group Co. (a)	2,262	132,078
Footwear - 0.4%
Deckers Outdoor Corp. (a)	257	102,584
General Merchandise Stores - 0.1%
Ollie's Bargain Outlet Holdings Inc. (a)	649	30,399
Health Care REITs - 0.3%
Community Healthcare Trust Inc.	2,345	83,951

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Small-Cap Equity V.I.S. Fund	7

State Street Small-Cap Equity V.I.S. Fund
Schedule of Investments, continued — December 31, 2022
	Number of Shares	Fair Value
Healthcare Distributors - 0.4%
AdaptHealth Corp. (a)	5,418	$ 104,134
Healthcare Equipment - 5.9%
AtriCure Inc. (a)	2,560	113,613
Axonics Inc. (a)	1,450	90,669
Cardiovascular Systems Inc. (a)	3,000	40,860
CONMED Corp.	1,690	149,802
Globus Medical Inc., Class A (a)	2,640	196,073
Inspire Medical Systems Inc. (a)	880	221,654
Integra LifeSciences Holdings Corp. (a)	3,440	192,881
LeMaitre Vascular Inc.	757	34,837
Mesa Laboratories Inc.	131	21,774
Omnicell Inc. (a)	1,234	62,218
Outset Medical Inc. (a)	2,470	63,775
Penumbra Inc. (a)	1,040	231,358
SI-BONE Inc. (a)	2,310	31,416
Tandem Diabetes Care Inc. (a)	1,740	78,213
		1,529,143
Healthcare Facilities - 1.3%
Acadia Healthcare Company Inc. (a)	2,349	193,370
U.S. Physical Therapy Inc.	1,966	159,305
		352,675
Healthcare Services - 0.8%
Addus HomeCare Corp. (a)	558	55,516
AMN Healthcare Services Inc. (a)	340	34,959
Castle Biosciences Inc. (a)	2,131	50,164
Enhabit Inc. (a)	1,945	25,596
Pediatrix Medical Group Inc. (a)	2,826	41,994
		208,229
Healthcare Supplies - 0.2%
ICU Medical Inc. (a)	195	30,709
Pulmonx Corp. (a)	3,570	30,095
		60,804
Healthcare Technology - 0.2%
NextGen Healthcare Inc. (a)	2,584	48,528
	Number of Shares	Fair Value
Home Building - 0.7%
Cavco Industries Inc. (a)	222	$ 50,227
Green Brick Partners Inc. (a)	771	18,681
Taylor Morrison Home Corp. (a)	2,543	77,180
TopBuild Corp. (a)	238	37,245
		183,333
Home Furnishing Retail - 0.2%
The Aaron's Company Inc.	4,415	52,759
Hotel & Resort REITs - 0.5%
RLJ Lodging Trust	8,733	92,482
Sunstone Hotel Investors Inc.	4,077	39,384
		131,866
Household Appliances - 0.2%
Helen of Troy Ltd. (a)	440	48,800
Household Products - 0.3%
Central Garden & Pet Co., Class A (a)	2,070	74,106
Industrial Machinery - 9.2%
Albany International Corp., Class A	630	62,112
Altra Industrial Motion Corp.	6,382	381,324
Barnes Group Inc.	5,590	228,351
Chart Industries Inc. (a)	185	21,318
Crane Holdings Co.	2,626	263,782
Enerpac Tool Group Corp.	11,440	291,148
ESCO Technologies Inc.	1,610	140,939
Evoqua Water Technologies Corp. (a)	5,370	212,652
John Bean Technologies Corp.	2,150	196,360
Mueller Industries Inc.	1,945	114,755
RBC Bearings Inc. (a)	470	98,395
Standex International Corp.	820	83,976
The Timken Co.	4,372	308,969
		2,404,081
Industrial REITs - 0.7%
EastGroup Properties Inc.	1,224	181,226
Innovative Industrial Properties Inc.	92	9,324
		190,550

See Notes to Schedule of Investments and Notes to Financial Statements.
8	State Street Small-Cap Equity V.I.S. Fund

State Street Small-Cap Equity V.I.S. Fund
Schedule of Investments, continued — December 31, 2022
	Number of Shares	Fair Value
Insurance Brokers - 0.4%
BRP Group Inc., Class A (a)	4,380	$ 110,113
Interactive Media & Services - 0.2%
Ziff Davis Inc. (a)	545	43,110
Internet & Direct Marketing Retail - 0.2%
Overstock.com Inc. (a)	805	15,585
Revolve Group Inc. (a)	1,116	24,842
		40,427
Investment Banking & Brokerage - 1.2%
Piper Sandler Cos.	440	57,284
Raymond James Financial Inc.	1,726	184,423
Stifel Financial Corp.	1,036	60,471
		302,178
IT Consulting & Other Services - 0.3%
Perficient Inc. (a)	498	34,775
Unisys Corp. (a)	6,581	33,629
		68,404
Leisure Products - 1.6%
Johnson Outdoors Inc., Class A	328	21,687
Malibu Boats Inc., Class A (a)	3,006	160,220
Polaris Inc.	2,283	230,583
		412,490
Life & Health Insurance - 0.3%
American Equity Investment Life Holding Co.	1,022	46,624
Trupanion Inc. (a)	676	32,130
		78,754
Life Sciences Tools & Services - 2.5%
Azenta Inc. (a)	1,614	93,967
BioLife Solutions Inc. (a)	3,961	72,090
Bruker Corp.	2,264	154,745
ICON PLC (a)	389	75,563
Repligen Corp. (a)	956	161,860
Syneos Health Inc. (a)	2,908	106,666
		664,891
Marine - 0.2%
Kirby Corp. (a)	682	43,887
	Number of Shares	Fair Value
Metal & Glass Containers - 0.4%
TriMas Corp.	4,050	$ 112,347
Multi-Line Insurance - 0.3%
Horace Mann Educators Corp.	1,868	69,807
Multi-Utilities - 0.2%
Avista Corp.	905	40,128
Office REITs - 0.8%
Corporate Office Properties Trust	1,135	29,442
Cousins Properties Inc.	3,833	96,936
Easterly Government Properties Inc.	4,955	70,708
		197,086
Office Services & Supplies - 1.2%
MSA Safety Inc. (b)	2,104	303,376
Oil & Gas Drilling - 0.1%
Helmerich & Payne Inc.	537	26,619
Oil & Gas Equipment & Services - 0.6%
ChampionX Corp.	1,536	44,529
Oil States International Inc. (a)	16,215	120,964
		165,493
Oil & Gas Exploration & Production - 1.6%
Denbury Inc. (a)	102	8,876
Northern Oil & Gas Inc.	1,497	46,137
PDC Energy Inc.	3,316	210,500
SM Energy Co.	3,219	112,118
Southwestern Energy Co. (a)	7,387	43,214
		420,845
Oil & Gas Refining & Marketing - 0.1%
HF Sinclair Corp.	537	27,865
Packaged Foods & Meats - 2.9%
Calavo Growers Inc.	1,294	38,043
Fresh Market Inc. (a)	10,000	—
Freshpet Inc. (a)	1,340	70,712
Hostess Brands Inc. (a)	4,100	92,004
J&J Snack Foods Corp.	700	104,797
Lancaster Colony Corp.	800	157,840
Sovos Brands Inc. (a)	3,170	45,553
The Simply Good Foods Co. (a)	3,540	134,626

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Small-Cap Equity V.I.S. Fund	9

State Street Small-Cap Equity V.I.S. Fund
Schedule of Investments, continued — December 31, 2022
	Number of Shares	Fair Value
Utz Brands Inc.	7,200	$ 114,192
		757,767
Paper Packaging - 0.1%
Ranpak Holdings Corp. (a)	3,005	17,339
Personal Products - 0.3%
BellRing Brands Inc. (a)	1,334	34,204
elf Beauty Inc. (a)	730	40,369
		74,573
Pharmaceuticals - 0.2%
ANI Pharmaceuticals Inc. (a)	1,342	53,989
Property & Casualty Insurance - 2.2%
AMERISAFE Inc.	1,114	57,894
Argo Group International Holdings Ltd.	4,454	115,136
James River Group Holdings Ltd.	2,690	56,248
Palomar Holdings Inc. (a)	1,210	54,643
RLI Corp.	958	125,757
Selective Insurance Group Inc.	1,770	156,840
		566,518
Publishing - 1.0%
John Wiley & Sons Inc., Class A	6,256	250,615
Regional Banks - 9.3%
1st Source Corp.	980	52,028
Bank OZK	1,222	48,953
BankUnited Inc.	1,109	37,673
Banner Corp.	401	25,343
Cadence Bank	1,754	43,254
Community Bank System Inc.	1,260	79,317
Cullen/Frost Bankers Inc. (b)	961	128,486
CVB Financial Corp.	2,570	66,177
Enterprise Financial Services Corp.	940	46,022
FB Financial Corp.	507	18,323
First Interstate BancSystem Inc., Class A	1,553	60,023
Fulton Financial Corp.	5,418	91,185
German American Bancorp Inc.	2,100	78,330
Heritage Commerce Corp.	2,484	32,292
Home BancShares Inc.	3,180	72,472
HomeStreet Inc.	848	23,388
	Number of Shares	Fair Value
Independent Bank Corp.	3,213	$ 271,274
Live Oak Bancshares Inc.	2,601	78,550
National Bank Holdings Corp., Class A	1,588	66,807
Origin Bancorp Inc.	1,315	48,261
PacWest Bancorp	875	20,081
Peapack-Gladstone Financial Corp.	1,036	38,560
Pinnacle Financial Partners Inc.	494	36,260
Prosperity Bancshares Inc.	3,167	230,178
Renasant Corp.	3,782	142,165
Sandy Spring Bancorp Inc.	909	32,024
South State Corp.	140	10,690
Stock Yards Bancorp Inc.	60	3,899
Texas Capital Bancshares Inc. (a)	833	50,238
UMB Financial Corp.	1,640	136,973
United Community Banks Inc.	1,089	36,808
Washington Federal Inc.	865	29,021
Washington Trust Bancorp Inc.	620	29,252
Westamerica BanCorp	1,642	96,894
Western Alliance Bancorp	1,486	88,506
Wintrust Financial Corp.	855	72,265
		2,421,972
Research & Consulting Services - 0.3%
Resources Connection Inc.	4,652	85,504
Residential REITs - 0.2%
NexPoint Residential Trust Inc.	1,086	47,263
Restaurants - 1.4%
Bloomin' Brands Inc.	2,432	48,932
Shake Shack Inc., Class A (a)	1,180	49,005
Texas Roadhouse Inc.	1,006	91,496
The Cheesecake Factory Inc.	1,830	58,029
Wingstop Inc.	890	122,482
		369,944
Retail REITs - 0.4%
Kite Realty Group Trust	2,706	56,961
The Macerich Co.	3,532	39,771
		96,732
Security & Alarm Services - 0.8%
The Brink's Co.	4,046	217,311

See Notes to Schedule of Investments and Notes to Financial Statements.
10	State Street Small-Cap Equity V.I.S. Fund

State Street Small-Cap Equity V.I.S. Fund
Schedule of Investments, continued — December 31, 2022
	Number of Shares	Fair Value
Semiconductor Equipment - 0.5%
Ichor Holdings Ltd. (a)	1,639	$ 43,958
Onto Innovation Inc. (a)	1,305	88,857
		132,815
Semiconductors - 0.4%
Diodes Inc. (a)	312	23,756
MaxLinear Inc. (a)	637	21,626
Semtech Corp. (a)	2,127	61,023
		106,405
Soft Drinks - 0.5%
Primo Water Corp.	7,790	121,056
Zevia PBC, Class A (a)	1,640	6,708
		127,764
Specialized Consumer Services - 0.3%
European Wax Center Inc., Class A	3,430	42,704
OneSpaWorld Holdings Ltd. (a)	4,095	38,206
		80,910
Specialized REITs - 0.3%
National Storage Affiliates Trust	881	31,822
PotlatchDeltic Corp.	978	43,022
		74,844
Specialty Chemicals - 4.4%
Avient Corp.	4,285	144,661
HB Fuller Co.	367	26,284
Ingevity Corp. (a)	5,597	394,253
Innospec Inc.	1,160	119,318
Quaker Chemical Corp.	681	113,659
Sensient Technologies Corp.	930	67,816
Stepan Co. (b)	2,751	292,871
		1,158,862
Specialty Stores - 0.5%
Leslie's Inc. (a)	5,560	67,888
Sally Beauty Holdings Inc. (a)	5,320	66,606
		134,494
Steel - 0.7%
Carpenter Technology Corp.	785	28,998
Commercial Metals Co.	2,510	121,233
	Number of Shares	Fair Value
Ryerson Holding Corp.	732	$ 22,150
		172,381
Systems Software - 0.4%
Progress Software Corp.	693	34,962
Tenable Holdings Inc. (a)	1,920	73,248
		108,210
Technology Hardware, Storage & Peripherals - 1.0%
Corsair Gaming Inc. (a)	3,468	47,061
Pure Storage Inc., Class A (a)	8,050	215,418
		262,479
Thrifts & Mortgage Finance - 0.9%
New York Community Bancorp Inc.	1,931	16,606
WSFS Financial Corp.	4,605	208,791
		225,397
Trading Companies & Distributors - 2.3%
Applied Industrial Technologies Inc.	2,011	253,446
Transcat Inc. (a)	520	36,852
Univar Solutions Inc. (a)	8,470	269,346
WESCO International Inc. (a)	268	33,554
		593,198
Trucking - 0.5%
Saia Inc. (a)	686	143,840
Water Utilities - 0.1%
American States Water Co.	385	35,632
Total Common Stock (Cost $19,798,293)		25,049,822
Short-Term Investments - 4.1%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 4.16% (c)(d) (Cost $1,061,790)	1,061,790	1,061,790
Total Investments (Cost $20,860,083)		26,111,612
Liabilities in Excess of Other Assets, net - (0.2)%		(46,055)
NET ASSETS - 100.0%		$ 26,065,557

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Small-Cap Equity V.I.S. Fund	11

State Street Small-Cap Equity V.I.S. Fund
Schedule of Investments, continued — December 31, 2022
Other Information:
The Fund had the following long futures contracts open at December 31, 2022:
Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini Russell 2000 Index Futures	March 2023	4	$ 354,131	$ 354,180	$ 49
During the year ended December 31, 2022, the average notional value related to long futures contracts was $397,733.
Notes to Schedule of Investments
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Non-income producing security.
(b)	At December 31, 2022, all or a portion of this security was pledged to cover collateral requirements for futures.
(c)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(d)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of December 31, 2022.
Abbreviations:
REIT - Real Estate Investment Trust

The following table presents the Fund’s investments measured at fair value on a recurring basis at December 31, 2022:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$ 25,049,822	$ —	$ —	$ 25,049,822
Short-Term Investments	1,061,790	—	—	1,061,790
Total Investments in Securities	$ 26,111,612	$ —	$ —	$ 26,111,612
Other Financial Instruments
Long Futures Contracts - Unrealized Appreciation	$ 49	$ —	$ —	$ 49
Total Other Financial Instruments	$ 49	$ —	$ —	$ 49

Affiliate Table
	Number of Shares Held at 12/31/21	Value at 12/31/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 12/31/22	Value at 12/31/22	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	1,150,765	$1,150,765	$11,624,498	$11,713,473	$—	$—	1,061,790	$1,061,790	$22,370
See Notes to Schedule of Investments and Notes to Financial Statements.
12	State Street Small-Cap Equity V.I.S. Fund

State Street Small-Cap Equity V.I.S. Fund
Financial Highlights
Selected data based on a share outstanding throughout the fiscal years indicated
	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Inception date					4/28/00
Net asset value, beginning of period	$ 14.93	$ 14.66	$ 13.16	$ 11.24	$ 14.73
Income/(loss) from investment operations:
Net investment loss(a)	(0.03)	(0.04)	(0.01)	(0.00) (b)	(0.02)
Net realized and unrealized gains/(losses) on investments	(2.27)	3.06	1.92	2.94	(1.43)
Total income/(loss) from investment operations	(2.30)	3.02	1.91	2.94	(1.45)
Less distributions from:
Net investment income	—	—	—	—	—
Net realized gains	0.73	2.75	0.41	1.02	2.04
Total distributions	0.73	2.75	0.41	1.02	2.04
Net asset value, end of period	$ 11.90	$ 14.93	$ 14.66	$ 13.16	$ 11.24
Total Return(c)	(15.40)%	20.53%	14.53%	26.12%	(9.70)%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$26,066	$36,890	$34,621	$33,600	$30,781
Ratios to average net assets:
Net expenses	1.31%	1.21%	1.27%	1.240%	1.20%
Gross expenses	1.31%	1.21%	1.27%	1.24%	1.20%
Net investment loss	(0.21)%	(0.22)%	(0.06)%	(0.02)%	(0.13)%
Portfolio turnover rate	29%	39%	37%	29%	33%
Notes to Financial Highlights
(a)	Per share values have been calculated using the average shares method.
(b)	Rounds to less than $0.01.
(c)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
The accompanying Notes are an integral part of these financial statements.
Financial Highlights	13

State Street Small-Cap Equity V.I.S. Fund
Statement of Assets and Liabilities — December 31, 2022
Assets
Investments in securities, at fair value (cost $19,798,293)	$ 25,049,822
Short-term affiliated investments, at fair value	1,061,790
Cash	456
Net cash collateral on deposit with broker for future contracts	24,190
Receivable for investments sold	5,880
Income receivables	19,757
Receivable for fund shares sold	242
Income receivable from affiliated investments	4,008
Receivable for accumulated variation margin on futures contracts	58
Other assets	142
Total assets	26,166,345
Liabilities
Payable for investments purchased	19,985
Payable for fund shares redeemed	3,399
Payable to the Adviser	21,477
Payable for custody, fund accounting and sub-administration fees	10,059
Accrued other expenses	45,868
Total liabilities	100,788

Net Assets	$ 26,065,557
Net Assets Consist of:
Capital paid in	$ 21,043,228
Total distributable earnings (loss)	5,022,329
Net Assets	$ 26,065,557
Shares outstanding ($0.01 par value; unlimited shares authorized)	2,189,927
Net asset value per share	$ 11.90
The accompanying Notes are an integral part of these financial statements.
14	Statement of Assets and Liabilities

State Street Small-Cap Equity V.I.S. Fund
Statement of Operations — For the year ended December 31, 2022
Investment Income
Income
Dividend	$ 295,949
Income from affiliated investments	22,370
Less: Foreign taxes withheld	(1,085)
Total income	317,234
Expenses
Advisory and administration fees	274,105
Directors' fees	21,195
Custody, fund accounting and sub-administration fees	30,557
Professional fees	39,709
Other expenses	13,006
Total expenses	378,572
Net investment income	$ (61,338)
Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) on:
Unaffiliated investments	$ 848,909
Futures	(54,480)
Increase (decrease) in unrealized appreciation/depreciation on:
Unaffiliated investments	(6,218,596)
Futures	(17,290)
Net realized and unrealized gain (loss) on investments	(5,441,457)
Net Decrease in Net Assets Resulting from Operations	$ (5,502,795)
The accompanying Notes are an integral part of these financial statements.
Statement of Operations	15

State Street Small-Cap Equity V.I.S. Fund
Statements of Changes in Net Assets
	Year Ended December 31, 2022	Year Ended December 31, 2021
Increase (Decrease) in Net Assets
Operations:
Net investment loss	$ (61,338)	$ (81,073)
Net realized gain (loss) on investments and futures	794,429	5,951,794
Net increase (decrease) in unrealized appreciation/depreciation on investments and futures	(6,235,886)	1,033,639
Net increase (decrease) from operations	(5,502,795)	6,904,360
Distributions to shareholders:
Total distributions	(1,506,672)	(5,746,437)
Increase (decrease) in assets from operations and distributions	(7,009,467)	1,157,923
Share transactions:
Proceeds from sale of shares	209,130	1,272,737
Value of distributions reinvested	1,506,672	5,746,438
Cost of shares redeemed	(5,530,725)	(5,908,523)
Net increase (decrease) from share transactions	(3,814,923)	1,110,652
Total increase (decrease) in net assets	(10,824,390)	2,268,575
Net Assets
Beginning of year	36,889,947	34,621,372
End of year	$ 26,065,557	$ 36,889,947
Changes in Fund Shares
Shares sold	16,120	75,094
Issued for distributions reinvested	126,931	384,120
Shares redeemed	(423,590)	(351,122)
Net increase (decrease) in fund shares	(280,539)	108,092
The accompanying Notes are an integral part of these financial statements.
16	Statements of Changes in Net Assets

State Street Small-Cap Equity V.I.S. Fund
Notes to Financial Statements — December 31, 2022
1. Organization of the Company
State Street Variable Insurance Series Funds, Inc. (the “Company”) was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is currently composed of the following seven investment portfolios (collectively, the “Funds”): State Street U.S. Equity V.I.S. Fund, State Street S&P 500 Index V.I.S. Fund, State Street Premier Growth Equity V.I.S. Fund, State Street Small-Cap Equity V.I.S. Fund (the “Fund”), State Street Total Return V.I.S. Fund, State Street Income V.I.S. Fund and State Street Real Estate Securities V.I.S. Fund. Each Fund is a diversified investment company within the meaning of the 1940 Act, except for the State Street Premier Growth Equity V.I.S. Fund, which is a non-diversified investment company.
Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts.
The Company currently offers one share class (Class 1) of the Fund as an investment option for variable life insurance and variable annuity contracts.
Under the Company’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Company. Additionally, in the normal course of business, the Company enters into contracts with service providers that contain general indemnification clauses. The Company’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Company that have not yet occurred.
2.Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Company's Board of Directors (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund’s investments by major category are as follows:
•	Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•	Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
Notes to Financial Statements	17

State Street Small-Cap Equity V.I.S. Fund
Notes to Financial Statements, continued — December 31, 2022
•	Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;
•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of December 31, 2022 is disclosed in the Fund’s Schedule of Investments.
Investment Transactions and Income Recognition Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any.
Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
Non-cash dividends received in the form of stock are recorded as dividend income at fair value.
The Fund invests in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Fund’s policy is to record all REIT distributions initially as dividend income and re-designate a portion to return of capital or capital gain distributions at year-end based on information provided by the REIT and/or SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported. Non-cash dividends, if any, received in the form of stock are recorded as dividend income at fair value.
Expenses Certain expenses, which are directly identifiable to a specific Fund, are applied to the Fund within the Company. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Company.
18	Notes to Financial Statements

State Street Small-Cap Equity V.I.S. Fund
Notes to Financial Statements, continued — December 31, 2022
Foreign Taxes The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM's understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2022, if any, are disclosed in the Fund’s Statement of Assets and Liabilities.
Distributions The Fund declares and pays any dividends from net investment income annually.
Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.Derivative Financial Instruments
Futures Contracts The Fund may enter into futures contracts to meet the Fund’s objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedule of Investments and cash deposited, if any, is included in Net cash collateral on deposit with broker for future contracts on the Statement of Assets and Liabilities. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and/or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the fiscal year ended December 31, 2022, the Fund entered into futures contracts for cash equitization.
The following tables summarize the value of the Fund’s derivative instruments as of December 31, 2022 and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
Asset Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Small-Cap Equity V.I.S. Fund
Futures Contracts	$ —	$ —	$ —	$ 58	$ —	$ 58

Realized Gain/Loss
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Small-Cap Equity V.I.S. Fund
Futures Contracts	$ —	$ —	$ —	$ (54,480)	$ —	$ (54,480)

Notes to Financial Statements	19

State Street Small-Cap Equity V.I.S. Fund
Notes to Financial Statements, continued — December 31, 2022
Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Small-Cap Equity V.I.S. Fund
Futures Contracts	$ —	$ —	$ —	$ (17,290)	$ —	$ (17,290)
4.Fees and Transactions with Affiliates
Advisory Fee SSGA FM, a registered investment adviser, was retained by the Board to act as investment adviser and administrator of the Fund. SSGA FM’s compensation for investment advisory and administrative services (“Management Fee”) is paid monthly based on the average daily net assets of the Fund at an annualized rate of 0.95%.
Custody, Fund Accounting and Sub-Administration Fees State Street Bank and Trust Company (“State Street”) serves as the custodian, fund accountant and sub-administrator to the Fund. Amounts paid by the Fund to State Street for performing such services are included as custody, fund accounting and sub-administration fees in the Statement of Operations.
Due to Custodian In certain circumstances, the Fund may have a cash overdraft with the custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to Custodian amount, if any, reflects cash overdrawn with State Street as custodian, who is an affiliate of the Fund.
Other Transactions with Affiliates The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the fiscal year ended December 31, 2022 are disclosed in the Schedule of Investments.
5.Sub-Advisory Fees
Pursuant to investment sub-advisory agreements with SSGA FM, the assets of the Fund are allocated to and managed by each of the following sub-advisers: (i) Palisade Capital Management, L.L.C.; (ii) Champlain Investment Partners, LLC; (iii) Riverbridge Partners, LLC (prior to July 15, 2022); (iv) Kennedy Capital Management, Inc.; and (v) SouthernSun Asset Management, LLC. SSGA FM is responsible for allocating the Fund’s assets among the sub-advisers in its discretion (“Allocated Assets”), and for managing the Fund’s cash position, while each sub-adviser is responsible for the day-to-day management of their portion of the Allocated Assets, under the general supervision and oversight of SSGA FM and the Board. For their services, SSGA FM pays each sub-adviser an investment sub-advisory fee, which is calculated as a percentage of the average daily net assets of the respective Allocated Assets that it manages.
6.Directors' Fees
The fees and expenses of the Company’s directors who are not “interested persons” of the Company, as defined in the 1940 Act (“Independent Directors”), are paid directly by the Fund. The Independent Directors are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
7.Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, short term investments and derivative contracts) for the fiscal year ended December 31, 2022 were as follows:
Non-U.S. Government Securities
Purchases	Sales
$ 8,093,753	$ 13,254,328
20	Notes to Financial Statements

State Street Small-Cap Equity V.I.S. Fund
Notes to Financial Statements, continued — December 31, 2022
8.Income Taxes
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on NAVs or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to nontaxable dividend adjustments to income, REITs, investments in futures and wash sale loss deferrals.
The tax character of distributions paid during the fiscal year ended December 31, 2022 were as follows:
Ordinary Income	Long-Term Capital Gains	Total
$ 28,032	$ 1,478,640	$ 1,506,672
The tax character of distributions paid during the fiscal year ended December 31, 2021 was as follows:
Ordinary Income	Long-Term Capital Gains	Total
$ 1,548,523	$ 4,197,914	$ 5,746,437
At December 31, 2022, the components of distributable earnings on a tax basis were as follows:
Undistributed Ordinary Income	Tax Exempt Income	Capital Loss Carryforwards	Undistributed long term gain	Net Unrealized Gains (Losses)	Qualified Late-Year Losses	Total
$ —	$ —	$ —	$ 274,712	$ 4,747,617	$ —	$ 5,022,329
As of December 31, 2022, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$ 21,364,044	$ 6,514,873	$ 1,767,256	$ 4,747,617
9.Line of Credit
The Fund and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $200 million of a $1.275 billion ($1.1 billion prior to October 6, 2022) revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2023 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense
Notes to Financial Statements	21

State Street Small-Cap Equity V.I.S. Fund
Notes to Financial Statements, continued — December 31, 2022 related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.00% plus the greater of the New York Fed Bank Rate and the one-month SOFR Rate.
The Fund had no outstanding loans as of December 31, 2022.
10.Risks
Concentration Risk As a result of the Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund's investments more than if the Fund was more broadly diversified.
Credit Risk The Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Risk The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Fund and its investments.
11.Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
22	Notes to Financial Statements

State Street Small-Cap Equity V.I.S. Fund
Report of Independent Registered Public Accounting Firm
To the Shareholders of State Street Small-Cap Equity V.I.S. Fund and the Board of Directors of State Street Variable Insurance Series Funds, Inc.
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street Small-Cap Equity V.I.S. Fund (the “Fund”) (one of the series constituting State Street Variable Insurance Series Funds, Inc. (the “Company”)), including the schedule of investments, as of December 31, 2022, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting State Street Variable Insurance Series Funds, Inc.) at December 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
February 17, 2023
Report of Independent Registered Public Accounting Firm	23

State Street Small-Cap Equity V.I.S. Fund
Other Information — December 31, 2022 (Unaudited)
Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for their fiscal year ended December 31, 2022.
Dividends Received Deduction
The Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.
Long Term Capital Gain Distributions
Long term capital gains dividends were paid from the Fund during the year ended December 31, 2022 in the amount of $1,478,640.
Proxy Voting Policies and Procedures and Record
The Fund has adopted the proxy voting policies of the Adviser. A description of the Fund's proxy voting policies and procedures that are used by the Adviser to vote proxies relating to the Fund’s portfolios of securities are available (i) without charge, upon request by calling 1-800-242-0134 (toll free) and (ii) on the SEC's website at www.sec.gov. Information regarding how the Fund voted for the prior 12-month period ended June 30 is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov and on the Fund's website at www.ssga.com.
Quarterly Portfolio Schedule
Following the Fund's first and third fiscal quarter-ends, a complete Schedule of Investments is filed with the SEC as an exhibit to its reports on Form N-PORT, which can be found on the SEC’s website at www.sec.gov and on the Fund's website at www.ssga.com. The Fund's Schedules of Investments are available upon request, without charge, by calling 1-800-242-0134 (toll free).
24	Other Information

State Street Small-Cap Equity V.I.S. Fund
Other Information, continued — December 31, 2022 (Unaudited)
Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Director†	Other Directorships Held by Director During Past Five Years
INDEPENDENT DIRECTORS
Michael F. Holland(1) c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1944	Director and Co-Chairperson of the Board	Term: Indefinite Elected: 1/19	Chairman, Holland & Company L.L.C. (investment adviser) (1995 – present).	55	Director, the Holland Series
Fund, Inc.; Director, The China
Fund, Inc. (1992 – 2017);
Director, The Taiwan Fund,
Inc. (2007 – 2017); Director,
Reaves Utility Income Fund,
Inc.; and Director, Blackstone/
GSO Loans (and Real Estate)
					Funds.

Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Director and Co-Chairperson of the Board	Term: Indefinite Appointed: 4/16 Elected: 1/19	Associate Justice of the Superior Court, Commonwealth of Massachusetts (2002 – May 2010); Partner, Riley, Burke & Donahue, L.L.P. (law firm) (1985 – 2002); Independent Director, State Street Global Advisors Ireland, Ltd. (investment company) (1998 – present); Independent Director, SSGA Liquidity PLC (formerly, SSGA Cash Management Fund PLC) (1998 – present); Independent Director, SSGA Fixed Income PLC (January 2009 – present); and Independent Director, SSGA Qualified Funds PLC (January 2009 to 2019).	55	Board Director and Chairman, SPDR Europe I, PLC Board (2011 – present); Board Director and Chairman, SPDR Europe II, PLC (2013 – present).
Other Information	25

State Street Small-Cap Equity V.I.S. Fund
Other Information, continued — December 31, 2022 (Unaudited)
Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Director†	Other Directorships Held by Director During Past Five Years
INDEPENDENT DIRECTORS (continued)

John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Director and Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 1997	Senior Advisor to NGN Capital LLC (January 2020 – present); Managing General Partner, NGN Capital LLC (2006 – December 2019).	55	Director of Kleinfeld Bridal
Corp. (January 2016 – present);
Trustee of Neuroscience
Research Institute (1986 – 2017); Trustee of Fordham
University (1989 – 1995 and
2001 – 2007) and Trustee
Emeritus (2007 – present);
Trustee and Independent Chairperson of GE Funds (1993 – February 2011); Director, Muscular Dystrophy Association (2019 – present);
Trustee of Gregorian
University Foundation (1992 –
					2007); Chairman of the Board of Directors, Vivaldi Biosciences Inc. (May 2017 – present); Chairman of the Supervisory Board, Vivaldi Biosciences AG. (May 2017 – present); Trustee, Gallim Dance (December 2021 – present).

Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Director and Chairperson of the Audit Committee	Term: Indefinite Appointed: 1/12 Elected: 6/16	Dean of the Gabelli School of Business (2007 – present) and Accounting Professor (1987 – present) at Fordham University.	55	Director- Graduate Management Admissions Council (2015 – present); Trustee of Emmanuel College (2010 – 2019).
26	Other Information

State Street Small-Cap Equity V.I.S. Fund
Other Information, continued — December 31, 2022 (Unaudited)
Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Director†	Other Directorships Held by Director During Past Five Years
INDEPENDENT DIRECTORS (continued)

Richard D. Shirk c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1945	Director and Chairperson of the Nominating Committee Chairperson of the Governance Committee	Term: Indefinite Elected: 1/19	Chairman (March 2001 – April 2002) President and Chief Executive Officer (1996 – March 2001), Cerulean Companies, Inc. (holding company) (Retired); President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare) (1992 – March 2001).	55	Chairman and Board Member (1998-December 2008) and
Investment Committee
Member (December 2008 – present), Healthcare Georgia
Foundation (private
foundation);
Lead Director and
Board Member, Amerigroup
Corp. (managed health care) (September 2002 – 2012);
Board Member
(1999 – 2013) and Investment
Committee Member (2001 – 2017), Woodruff
Arts Center,
Trustee, Gettysburg College (2003 – 2009);
Board member, Aerocare
Holdings (2003 – January 2021), Regenesis
					Biomedical Inc. (April 2012 – present).

Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Director and Chairperson of the Valuation Committee	Term: Indefinite Elected: 1/19	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 – 2009); Trustee, Randolph-Macon College (2004 – 2016).	55	None.

Margaret McLaughlin c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Director	Term: Indefinite Appointed: 9/22	Consultant, Bates Group (consultants) (2021 – 2023); Consultant, Madison Dearborn Partners (private equity) (2019 – 2020); General Counsel/CCO, Kramer Van Kirk Credit Strategies L.P./Mariana Systems LLC (Investment Adviser/SaaS Technology) (2011 –2019).	55	Director, Manning & Napier Fund Inc (2021 – 2022).
Other Information	27

State Street Small-Cap Equity V.I.S. Fund
Other Information, continued — December 31, 2022 (Unaudited)
Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Director†	Other Directorships Held by Director During Past Five Years
INDEPENDENT DIRECTORS (continued)
George M. Pereira c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1964	Director	Term: Indefinite Appointed: 9/22	Chief Operating Officer (January 2011 – September 2020) and Chief Financial Officer (November 2004 – September 2020), Charles Schwab Investment Management.	55	Director, Pacific Premier Bancorp, Pacific Premier Bank (2021 – present); Director, Charles Schwab Asset Management (Ireland) Ltd., & Charles Schwab Worldwide Funds plc. (2005 – 2020); Director, Rotaplast International, Inc. (non-profit providing free medical services to children worldwide) (2012 – 2018).
INTERESTED DIRECTORS(2)
Ellen M. Needham(3) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Director and President	Term: Indefinite Elected: 1/19	Chairman, SSGA Funds Management, Inc. (March 2020 – present); President and Director, SSGA Funds Management, Inc. (2001 – present)*; Senior Managing Director, State Street Global Advisors (1992 – present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 – present).	55	Board Director, SSGA SPDR ETFs Europe I, PLC (May 2020 – present); Board Director, SSGA SPDR ETFs Europe II, PLC (May 2020 – present).
(1)	Mr. Holland retired as a Director of the Company effective December 31, 2022.
(2)	The individual listed above is a Director who is an “interested person,” as defined in the 1940 Act, of the Company (“Interested Director”).
(3)	Ms. Needham is an Interested Director because of her employment by SSGA FM, an affiliate of the Company.
*	Served in various capacities and/or with various affiliated entities during noted time period.
†	For the purpose of determining the number of portfolios overseen by the Directors, “Fund Complex” comprises registered investment companies for which SSGA FM serves as Adviser.

Name, Address, and Year of Birth	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
OFFICERS:
Ellen M. Needham SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	President and Director	Term: Indefinite Served: since 4/20	Chairman, SSGA Funds Management, Inc. (March 2020 – present); President and Director, SSGA Funds Management, Inc. (2001 – present)*; Senior Managing Director, State Street Global Advisors (1992 – present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 – present).

Bruce S. Rosenberg SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer	Term: Indefinite Served: since 4/19	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 – present); Director, Credit Suisse (April 2008 – July 2015).
28	Other Information

State Street Small-Cap Equity V.I.S. Fund
Other Information, continued — December 31, 2022 (Unaudited)
Name, Address, and Year of Birth	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
OFFICERS: (continued)

Ann M. Carpenter SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Served: since 4/19	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 – present)*; Managing Director, State Street Global Advisors (2005 – present).*

Chad C. Hallett SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Served: since 4/19	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present).

Darlene Anderson-Vasquez SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Served: since 4/19	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 – present); Senior Vice President, John Hancock Investments (September 2007 – May 2016).

Arthur A. Jensen SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Served: since 4/19	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 – present).

David K. Lancaster SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1971	Assistant Treasurer	Term: Indefinite Served: since 11/20	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2017 – present); Assistant Vice President, State Street Bank and Trust Company (November 2011 – July 2017).*

Ryan Hill SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB:1982	Assistant Treasurer	Term: Indefinite Served: since 5/22	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2017 – present); Assistant Vice President, State Street Bank and Trust Company (May 2014 – May 2017).

John Bettencourt SSGA Funds Management, Inc. One Iron Street Boston MA 02210 YOB:1976	Assistant Treasurer	Term: Indefinite Served: since 5/22	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (March 2020 – present); Assistant Vice President, State Street Global Advisors (June 2007 – March 2020).
Other Information	29

State Street Small-Cap Equity V.I.S. Fund
Other Information, continued — December 31, 2022 (Unaudited)
Name, Address, and Year of Birth	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
OFFICERS: (continued)

Brian Harris SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Served: since 6/16 Term: Indefinite Served: since 4/19	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 – present).*

Sean O’Malley SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Chief Legal Officer	Term: Indefinite Served: since 8/19	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 – present).

David Barr SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Secretary	Term: Indefinite Served: since 9/20	Vice President and Senior Counsel, State Street Global Advisors (October 2019 – present); Vice President and Counsel, Eaton Vance Corp. (October 2010 – October 2019).

David Urman SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1985	Assistant Secretary	Term: Indefinite Served: since 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 – present); Vice President and Counsel, State Street Global Advisors (August 2015 – April 2019); Associate, Ropes & Gray LLP (November 2012 – August 2015).

*	Served in various capacities and/or with various affiliated entities during noted time period.
30	Other Information

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Directors
Michael F. Holland
Patrick J. Riley
John R. Costantino
Donna M. Rapaccioli
Michael A. Jessee
Richard D. Shirk
Ellen M. Needham
Margaret McLaughlin
George M. Pereira
Officers
Ellen M. Needham, President
Brian Harris, Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer
Sean O’Malley, Chief Legal Officer
Bruce S. Rosenberg, Treasurer
Ann M. Carpenter, Vice President and Deputy Treasurer
Chad C. Hallett, Deputy Treasurer
Arthur A. Jensen, Deputy Treasurer
Darlene Anderson-Vasquez, Deputy Treasurer
David Lancaster, Assistant Treasurer
Ryan Hill, Assistant Treasurer
John Bettencourt, Assistant Treasurer
David Barr, Secretary
David Urman, Assistant Secretary
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, Massachusetts 02210
Custodian and Sub-Administrator
State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, Massachusetts 02210
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Annual Report
December 31, 2022
State Street Income V.I.S. Fund

State Street Income V.I.S. Fund
Annual Report
December 31, 2022

This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract’s current prospectus and the current summary prospectus of the Fund available for investments thereunder.

[This page intentionally left blank]

State Street Income V.I.S. Fund
Notes to Performance — December 31, 2022 (Unaudited)
The information provided on the performance pages relates to the State Street Income V.I.S. Fund (the “Fund”).
Total return performance shown in this report for the Fund takes into account changes in share price and assumes reinvestment of dividends and capital gains distributions, if any. Total returns shown are net of Fund fees and expenses but do not reflect fees and charges associated with the variable contracts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the Fund’s total returns for all periods shown.
The performance data quoted represents past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods less than one year are not annualized. Please call toll-free (800) 242-0134 or visit the Fund’s website at www.ssga.com for the most recent month-end performance data.
An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. An investment in the Fund is subject to risk, including possible loss of principal invested.
The Bloomberg U.S. Aggregate Bond Index is an unmanaged market value-weighted index of investment-grade debt issues, including government, corporate, asset-backed and mortgage-backed securities, with maturities of more than one year.
The results shown for the foregoing index assume the reinvestment of net dividends or interest and do not reflect fees, expenses, or taxes. As such, the index returns do not reflect the actual cost of investing in the instruments that comprise the index.
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice.

State Street Global Advisors Funds Distributors, LLC, member of FINRA & SIPC is the principal underwriter and distributor of the State Street Income V.I.S. Fund and an indirect wholly-owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The Funds pay State Street Bank and Trust Company for its services as custodian and Fund Accounting agent, and pay SSGA Funds Management, Inc. ("SSGA FM" or the "Adviser") for investment advisory and administrative services.
Notes to Performance	1

State Street Income V.I.S. Fund
Management's Discussion of Fund Performance — December 31, 2022 (Unaudited)
The State Street Income V.I.S. Fund (the “Fund”) seeks to provide the maximum income consistent with prudent investment management and the preservation of capital by investing at least 80% of its net assets under normal circumstances in debt securities. The Fund’s benchmark is the Bloomberg Barclays U.S. Aggregate Bond Index (the “Index”).
For the 12-month period ended December 31, 2022 (the “Reporting Period”), the total return for the Fund was -14.38%, and the return for the Index was -13.01%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.
Duration was the primary driver of Fund performance during the Reporting Period relative to the Index. A modest duration over-weight relative to the Index during the Reporting Period, where the ten year Treasury yield increased 237bps, explains the Fund’s under-performance relative to the Index, and it explains the negative absolute return for both the Fund and the Index. Asset allocation and security selection, which each had a positive impact, had a limited impact on the Fund’s relative performance to the Index. Of note is the Fund’s small size and high fee structure.
Our view in the fourth quarter of 2021 was that the Federal Reserve would have the latitude to engineer a soft landing of the economy during the Reporting Period and that the market had priced in too many rate hikes for the Reporting Period, which led to a modest duration over-weight relative to the Index. Despite this positive economic outlook, credit spreads began the Reporting Period at the rich side of long-term fair value with a bearish trend, which led the Fund to have a cyclically low over-weight allocation relative to the Index. During the Reporting Period, Russia’s invasion of Ukraine and China COVID-19 lock-downs caused inflation and interest rates to rise sharply, and caused credit spreads to widen. The Fund’s cyclically low credit over-weight relative to the Index was increased over the Reporting Period at wider spreads and positive trend signals, which is why the Fund’s credit allocation was a positive contributor to performance, despite the fact that credit performance versus duration-equivalent treasuries was negative over the Reporting Period, with investment-grade credit and high yield under-performing risk-free assets during the Reporting Period. The Fund’s asset allocation over-weight to high yield generated positive excess returns to the Index.
The Fund used treasury futures and index credit default swaps in order to actively manage duration and credit spread duration during the Reporting Period. The Fund’s use of treasury futures and index credit default swaps contributed to Fund performance relative to the Index.
Security selection in the commercial mortgage-backed securities and agency mortgage-backed securities allocations generated positive excess returns as our bottom-up fundamental underwriting assisted our portfolio construction process to select higher value securities, while security selection in investment-grade credit detracted from Fund performance relative to the Index.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
2	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund
Performance Summary — December 31, 2022 (Unaudited)
Sector Allocation
Portfolio composition as a % of Fair Value of $12,441 (in thousands) as of December 31, 2022 (a)(b)
Quality Ratings
as of December 31, 2022 as a % of Fair Value (a)(b)
Moody’s / S&P / Rating*	Percentage of Fair Value
Aaa / AAA	4.98%
Aa / AA	53.58%
A / A	5.83%
Baa / BBB	16.49%
Ba / BB and lower	1.80%
NR / Other	17.32%
100.00%
Average Annual Total Return for the years ended December 31, 2022
(Inception date 1/3/95)
	One Year	Five Year	Ten Year	Ending Value of a $10,000 Investment
State Street Income V.I.S. Fund	(14.38)%	(0.74)%	0.56%	$10,578
Bloomberg U.S. Aggregate Bond Index	(13.01)%	0.02%	1.06%	$11,108

(a)	Fair Value basis is inclusive of a short-term investment in the State Street Institutional U.S. Government Money Market Fund - Class G Shares.
(b)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.
*	Moody’s Investors Services, Inc. (“Moody’s”) and S&P Global Ratings (“S&P”) are nationally recognized statistical rating organizations. The quality ratings represent the lower of Moody’s or S&P credit ratings. When a rating from only one of the rating agencies is available, that rating is used. Securities not rated by Moody’s or S&P are categorized as not rated. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Credit quality ratings assigned by a rating agency are subject to change periodically and are not absolute standard of quality. In formulating investment decisions for the Fund, SSGA Funds Management, Inc. (“SSGA FM”) develops its own analysis of the credit quality and risks associated with individual debt instruments, rather than relying exclusively on rating agency ratings.
State Street Income V.I.S. Fund	3

State Street Income V.I.S. Fund
Performance Summary, continued — December 31, 2022 (Unaudited)
Change in Value of a $10,000 Investment
Yearly periods ended December 31

See Notes to Performance beginning on page 1 for further information.
Past performance does not predict future performance. The performance shown in the graphs and tables does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares and does not reflect the fees or charges that would be associated with variable contracts through which shares of the Fund are offered.
4	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund
Understanding Your Fund’s Expenses — December 31, 2022 (Unaudited)
As a shareholder of the Fund, you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended December 31, 2022.
Actual Expenses
The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.
Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Beginning Account Value July 1, 2022	$1,000.00	$1,000.00
Ending Account value December 31, 2022	$ 968.00	$1,018.80
Expenses Paid During Period*	$ 6.30	$ 6.46
*	Expenses are equal to the Fund's annualized net expense ratio of 1.27%** (for the period July 1, 2022 - December 31, 2022), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
**	May differ from expense ratio disclosed in the financial highlights, which is calculated based on the entire fiscal year's data.

State Street Income V.I.S. Fund	5

State Street Income V.I.S. Fund
Schedule of Investments — December 31, 2022
	Principal Amount	Fair Value
Bonds and Notes - 97.9% †
U.S. Treasuries - 27.1%
U.S. Treasury Bonds
1.88%, 02/15/41 - 02/15/51	$ 137,000	$ 94,252
2.25%, 08/15/46	167,000	118,727
2.38%, 02/15/42	84,000	64,181
3.00%, 08/15/48	303,000	249,975
4.75%, 02/15/37	239,000	261,294
U.S. Treasury Notes
0.25%, 07/31/25 (a)	166,900	150,575
0.75%, 12/31/23 - 01/31/28 (a)	771,000	704,269
1.25%, 11/30/26 (a)	465,000	417,192
1.50%, 02/29/24 (a)	83,000	79,991
1.63%, 05/15/31 (a)	454,000	381,999
1.75%, 01/31/29 (a)	31,000	27,241
2.88%, 05/15/32 (a)	220,000	202,813
3.00%, 06/30/24 (a)	126,000	122,963
		2,875,472
Agency Mortgage Backed - 33.0%
Federal Home Loan Mortgage Corp.
3.00%, 04/01/43 - 10/01/49	318,595	286,550
4.50%, 06/01/33 - 02/01/35	1,940	1,914
5.00%, 07/01/35	15,352	15,455
5.50%, 01/01/38	15,503	15,974
6.00%, 04/01/29 - 11/01/37	49,597	51,819
6.50%, 02/01/29	20	21
6.93%, 06/01/26 (b)	60,000	64,663
7.00%, 12/01/29 - 08/01/36	12,767	13,462
7.50%, 01/01/30 - 09/01/33	1,473	1,523
8.00%, 11/01/30	2,626	2,754
8.50%, 04/01/30	2,482	2,743
Federal National Mortgage Assoc.
2.50%, 03/01/51	239,923	203,035
3.00%, 03/01/50	55,963	49,690
3.50%, 08/01/45 - 01/01/48	112,550	105,069
4.00%, 01/01/41 - 01/01/50	167,250	160,588
4.50%, 07/01/33 - 12/01/48	72,696	71,663
5.00%, 03/01/34 - 08/01/35	17,330	17,425
5.50%, 12/01/32 - 01/01/39	63,131	64,650
6.00%, 02/01/33 - 07/01/35	75,308	78,723
6.50%, 01/01/29 - 08/01/34	11,561	12,225
7.00%, 10/01/32 - 02/01/34	4,262	4,427
7.50%, 12/01/23 - 03/01/33	5,050	5,246
8.00%, 08/01/25 - 10/01/31	2,499	2,559
	Principal Amount	Fair Value
Federal National Mortgage Assoc. 1.60% + 12 month USD LIBOR
2.97%, 04/01/37 (c)	$ 693	$ 686
Federal National Mortgage Assoc. TBA
2.00%, 01/17/38 - 01/01/53 (d)	855,724	701,617
2.50%, 01/01/53 (d)	323,157	273,327
3.50%, 01/01/53 (d)	68,183	61,893
4.00%, 01/01/53 (d)	240,420	225,364
4.50%, 01/01/53 (d)	202,997	195,396
Government National Mortgage Assoc.
3.00%, 12/20/42 - 05/20/45	265,664	240,953
3.50%, 08/20/48	48,276	44,977
4.00%, 01/20/41 - 04/20/43	47,040	45,870
4.50%, 08/15/33 - 03/20/41	37,019	36,593
6.00%, 04/15/27 - 04/15/34	44,160	45,887
6.50%, 03/15/24 - 08/15/34	16,847	17,545
7.00%, 01/15/28 - 10/15/36	14,080	14,435
Government National Mortgage Assoc. 1.50% + 1 year CMT Rate
1.75%, 12/20/24 (c)	148	145
2.63%, 02/20/23 - 02/20/26 (c)	93	91
Government National Mortgage Assoc. TBA
2.00%, 01/23/53 (d)	177,129	148,030
2.50%, 01/23/53 (d)	211,781	182,925
4.00%, 01/01/53 (d)	41,845	39,554
		3,507,466
Agency Collateralized Mortgage Obligations - 1.0%
Federal Home Loan Mortgage Corp.
0.08%, 09/25/43 (c)(e)	270,023	833
2.51%, 07/25/29	55,000	48,802
4.05%, 09/25/28 (c)	31,000	30,306
Federal Home Loan Mortgage Corp. REMIC
3.50%, 11/15/30 (e)	1,689	17
5.50%, 06/15/33 (e)	7,814	1,253
7.50%, 07/15/27 (e)	577	56
Federal Home Loan Mortgage Corp. STRIPS
0.00%, 08/01/27 (f)	84	78
8.00%, 07/01/24 (e)	69	3

See Notes to Schedule of Investments and Notes to Financial Statements.
6	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund
Schedule of Investments, continued — December 31, 2022
	Principal Amount	Fair Value
Federal National Mortgage Assoc. REMIC
1.15%, 12/25/42 (c)(e)	$ 14,342	$ 558
5.00%, 09/25/40 (e)	4,016	446
Federal National Mortgage Assoc. REMIC 6.00% - 1 month USD LIBOR
1.61%, 07/25/38 (c)(e)	2,692	229
Federal National Mortgage Assoc. REMIC 6.55% - 1 month USD LIBOR
2.16%, 11/25/41 (c)(e)	128,561	15,081
Federal National Mortgage Assoc. STRIPS
0.01%, 12/25/34 (f)	6,723	5,177
4.50%, 08/25/35 - 01/25/36 (e)	7,403	948
5.00%, 03/25/38 - 05/25/38 (e)	4,605	702
5.50%, 12/25/33 (e)	2,128	393
6.00%, 01/25/35 (e)	3,845	677
7.50%, 11/25/23 (e)	141	3
8.00%, 07/25/24 (e)	138	6
		105,568
Asset Backed - 0.2%
Ford Credit Auto Owner Trust 2020-B
0.56%, 10/15/24	17,745	17,533
		17,533
Corporate Notes - 29.0%
3M Co.
3.13%, 09/19/46 (a)	2,000	1,374
7-Eleven Inc.
0.95%, 02/10/26 (a)(g)	7,000	6,124
Abbott Laboratories
3.75%, 11/30/26 (a)	6,000	5,848
4.90%, 11/30/46 (a)	8,000	7,828
AbbVie Inc.
2.60%, 11/21/24 (a)	7,000	6,702
2.95%, 11/21/26 (a)	5,000	4,659
3.20%, 05/14/26 - 11/21/29 (a)	12,000	10,999
4.05%, 11/21/39 (a)	3,000	2,569
4.25%, 11/21/49 (a)	5,000	4,203
4.40%, 11/06/42 (a)	2,000	1,737
4.63%, 10/01/42 (a)	2,000	1,788
4.88%, 11/14/48 (a)	3,000	2,762
	Principal Amount	Fair Value
Advance Auto Parts Inc.
3.90%, 04/15/30 (a)	$ 7,000	$ 6,151
Advanced Micro Devices Inc.
4.39%, 06/01/52 (a)	5,000	4,421
AEP Texas Inc.
3.45%, 05/15/51 (a)	8,000	5,659
Aetna Inc.
3.50%, 11/15/24 (a)	4,000	3,889
Aircastle Ltd.
4.25%, 06/15/26 (a)	5,000	4,707
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33 (a)	5,000	3,725
2.95%, 03/15/34 (a)	5,000	4,071
3.55%, 03/15/52 (a)	5,000	3,586
4.70%, 07/01/30 (a)	3,000	2,882
Ally Financial Inc.
2.20%, 11/02/28 (a)	5,000	3,911
Altria Group Inc.
3.40%, 02/04/41 (a)	6,000	3,981
4.00%, 02/04/61 (a)	2,000	1,303
4.25%, 08/09/42 (a)	2,000	1,482
4.45%, 05/06/50 (a)	3,000	2,125
4.50%, 05/02/43 (a)	3,000	2,257
Amazon.com Inc.
1.50%, 06/03/30 (a)	2,000	1,607
2.50%, 06/03/50 (a)	3,000	1,904
2.70%, 06/03/60 (a)	3,000	1,826
2.88%, 05/12/41 (a)	4,000	2,987
3.15%, 08/22/27 (a)	2,000	1,883
3.25%, 05/12/61 (a)	5,000	3,477
4.05%, 08/22/47 (a)	3,000	2,594
Ameren Corp.
3.65%, 02/15/26 (a)	5,000	4,780
American Electric Power Company Inc.
2.30%, 03/01/30 (a)	3,000	2,456
3.25%, 03/01/50 (a)	3,000	2,023
American Tower Corp.
1.50%, 01/31/28 (a)	6,000	4,970
2.90%, 01/15/30 (a)	6,000	5,083
3.70%, 10/15/49 (a)	3,000	2,133
3.80%, 08/15/29 (a)	6,000	5,456
American Water Capital Corp.
2.95%, 09/01/27 (a)	8,000	7,377
Amgen Inc.
2.45%, 02/21/30 (a)	2,000	1,688
3.00%, 01/15/52 (a)	4,000	2,571
3.15%, 02/21/40 (a)	5,000	3,692

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Income V.I.S. Fund	7

State Street Income V.I.S. Fund
Schedule of Investments, continued — December 31, 2022
	Principal Amount	Fair Value
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
4.70%, 02/01/36 (a)	$ 7,000	$ 6,599
4.90%, 02/01/46 (a)	8,000	7,321
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30 (a)	5,000	4,548
4.35%, 06/01/40 (a)	5,000	4,418
4.38%, 04/15/38 (a)	8,000	7,192
4.50%, 06/01/50 (a)	3,000	2,651
4.75%, 04/15/58 (a)	6,000	5,312
5.55%, 01/23/49 (a)	2,000	1,993
Aon Corp./Aon Global Holdings PLC
2.90%, 08/23/51 (a)	6,000	3,809
Apollo Management Holdings LP
2.65%, 06/05/30 (a)(g)	6,000	4,867
Apollo Management Holdings LP (4.95% fixed rate until 12/17/24; 3.27% + 5 year CMT Rate thereafter)
4.95%, 01/14/50 (a)(c)(g)	7,000	5,880
Apple Inc.
2.20%, 09/11/29 (a)	5,000	4,319
2.65%, 02/08/51 (a)	5,000	3,337
2.80%, 02/08/61 (a)	2,000	1,283
2.95%, 09/11/49 (a)	3,000	2,142
3.45%, 02/09/45 (a)	6,000	4,829
3.95%, 08/08/52 (a)	5,000	4,270
Applied Materials Inc.
4.35%, 04/01/47 (a)	4,000	3,613
Aptiv PLC
4.40%, 10/01/46 (a)	5,000	3,782
ArcelorMittal S.A.
6.80%, 11/29/32 (a)	15,000	14,954
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (a)	4,000	3,712
Ares Capital Corp.
2.88%, 06/15/28 (a)	5,000	4,016
Arthur J Gallagher & Co.
3.50%, 05/20/51 (a)	5,000	3,502
Ascension Health
4.85%, 11/15/53 (a)	7,000	6,637
Astrazeneca Finance LLC
1.75%, 05/28/28 (a)	8,000	6,871
AstraZeneca PLC
3.00%, 05/28/51 (a)	5,000	3,531
4.00%, 01/17/29 (a)	3,000	2,884
	Principal Amount	Fair Value
4.38%, 08/17/48 (a)	$ 2,000	$ 1,794
AT&T Inc.
2.30%, 06/01/27 (a)	9,000	8,020
2.75%, 06/01/31 (a)	6,000	4,982
3.85%, 06/01/60 (a)	9,000	6,282
4.35%, 03/01/29 (a)	2,000	1,903
4.50%, 05/15/35 (a)	5,000	4,548
4.55%, 03/09/49 (a)	2,000	1,638
4.75%, 05/15/46 (a)	2,000	1,707
Athene Holding Ltd.
4.13%, 01/12/28 (a)	4,000	3,678
6.15%, 04/03/30 (a)	7,000	7,053
Avangrid Inc.
3.15%, 12/01/24 (a)	6,000	5,751
Bain Capital Specialty Finance Inc.
2.95%, 03/10/26 (a)	8,000	6,895
Bank of America Corp.
3.25%, 10/21/27 (a)	3,000	2,773
4.18%, 11/25/27 (a)	6,000	5,699
4.25%, 10/22/26 (a)	6,000	5,801
Bank of America Corp. (2.09% fixed rate until 06/14/28; 1.06% + SOFR thereafter)
2.09%, 06/14/29 (a)(c)	5,000	4,206
Bank of America Corp. (2.97% fixed rate until 07/21/51; 1.56% + SOFR thereafter)
2.97%, 07/21/52 (a)(c)	9,000	5,679
Bank of America Corp. (3.37% fixed rate until 01/23/25; 0.81% + 3 month USD LIBOR thereafter)
3.37%, 01/23/26 (a)(c)	2,000	1,908
Bank of America Corp. (3.71% fixed rate until 04/24/27; 1.51% + 3 month USD LIBOR thereafter)
3.71%, 04/24/28 (a)(c)	6,000	5,560
Bank of America Corp. (3.85% fixed rate until 03/08/32; 2.00% + 5 year CMT Rate thereafter)
3.85%, 03/08/37 (a)(c)	6,000	4,963
Bank of America Corp. (3.95% fixed rate until 01/23/48; 1.19% + 3 month USD LIBOR thereafter)
3.95%, 01/23/49 (a)(c)	6,000	4,635

See Notes to Schedule of Investments and Notes to Financial Statements.
8	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund
Schedule of Investments, continued — December 31, 2022
	Principal Amount	Fair Value
Bank of America Corp. (4.30% fixed rate until 01/28/25; 2.66% + 3 month USD LIBOR thereafter)
4.30%, 12/31/99 (a)(c)	$ 7,000	$ 6,089
Barrick North America Finance LLC
5.70%, 05/30/41 (a)	3,000	3,017
BAT Capital Corp.
2.73%, 03/25/31 (a)	4,000	3,120
4.39%, 08/15/37 (a)	5,000	3,888
4.54%, 08/15/47 (a)	2,000	1,422
4.70%, 04/02/27 (a)	5,000	4,802
4.91%, 04/02/30 (a)	4,000	3,666
BAT International Finance PLC
1.67%, 03/25/26 (a)	5,000	4,427
Becton Dickinson & Co.
3.70%, 06/06/27 (a)	7,000	6,622
4.67%, 06/06/47 (a)	3,000	2,646
4.69%, 12/15/44 (a)	2,000	1,780
Berkshire Hathaway Energy Co.
3.25%, 04/15/28 (a)	2,000	1,853
3.70%, 07/15/30 (a)	3,000	2,746
3.80%, 07/15/48 (a)	3,000	2,320
4.25%, 10/15/50 (a)	2,000	1,667
6.13%, 04/01/36 (a)	3,000	3,152
Berkshire Hathaway Finance Corp.
2.85%, 10/15/50 (a)	8,000	5,381
3.85%, 03/15/52 (a)	6,000	4,843
4.25%, 01/15/49 (a)	4,000	3,586
Berry Global Inc.
4.88%, 07/15/26 (a)(g)	8,000	7,726
Biogen Inc.
2.25%, 05/01/30 (a)	3,000	2,438
Block Financial LLC
2.50%, 07/15/28 (a)	5,000	4,243
3.88%, 08/15/30 (a)	3,000	2,628
Boardwalk Pipelines LP
4.80%, 05/03/29 (a)	6,000	5,645
Boston Properties LP
6.75%, 12/01/27 (a)	5,000	5,164
BP Capital Markets America Inc.
3.00%, 02/24/50 (a)	4,000	2,714
3.38%, 02/08/61 (a)	5,000	3,457
	Principal Amount	Fair Value
BP Capital Markets PLC (4.88% fixed rate until 03/22/30; 4.40% + 5 year CMT Rate thereafter)
4.88%, 12/31/99 (a)(c)	$ 7,000	$ 6,128
Bristol-Myers Squibb Co.
1.45%, 11/13/30 (a)	2,000	1,577
2.35%, 11/13/40 (a)	2,000	1,373
2.95%, 03/15/32 (a)	5,000	4,362
3.20%, 06/15/26 (a)	2,000	1,909
3.40%, 07/26/29 (a)	2,000	1,857
4.13%, 06/15/39 (a)	3,000	2,675
4.25%, 10/26/49 (a)	3,000	2,595
4.55%, 02/20/48 (a)	2,000	1,817
Brixmor Operating Partnership LP
2.25%, 04/01/28 (a)	8,000	6,653
Broadcom Inc.
3.14%, 11/15/35 (a)(g)	3,000	2,201
3.42%, 04/15/33 (a)(g)	4,000	3,211
3.47%, 04/15/34 (a)(g)	2,000	1,586
4.15%, 11/15/30 (a)	4,000	3,584
4.30%, 11/15/32 (a)	4,000	3,531
Brooklyn Union Gas Co.
4.87%, 08/05/32 (a)(g)	11,000	10,285
Brown-Forman Corp.
4.00%, 04/15/38 (a)	2,000	1,753
Brunswick Corp.
2.40%, 08/18/31 (a)	5,000	3,673
Bunge Limited Finance Corp.
3.75%, 09/25/27 (a)	3,000	2,805
Burlington Northern Santa Fe LLC
4.15%, 12/15/48 (a)	4,000	3,406
4.55%, 09/01/44 (a)	7,000	6,355
Canadian Natural Resources Ltd.
3.85%, 06/01/27 (a)	5,000	4,719
4.95%, 06/01/47 (a)	4,000	3,501
Canadian Pacific Railway Co.
1.75%, 12/02/26 (a)	5,000	4,456
2.45%, 12/02/31 (a)	5,000	4,162
Cantor Fitzgerald LP
4.88%, 05/01/24 (a)(g)	7,000	6,867
Capital One Financial Corp.
3.75%, 07/28/26 (a)	7,000	6,608
Cardinal Health Inc.
3.08%, 06/15/24 (a)	4,000	3,884
Carlisle Companies Inc.
2.20%, 03/01/32 (a)	7,000	5,322

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Income V.I.S. Fund	9

State Street Income V.I.S. Fund
Schedule of Investments, continued — December 31, 2022
	Principal Amount	Fair Value
Carrier Global Corp.
2.72%, 02/15/30 (a)	$ 3,000	$ 2,528
3.58%, 04/05/50 (a)	3,000	2,149
Caterpillar Inc.
3.25%, 09/19/49 - 04/09/50 (a)	10,000	7,615
Cenovus Energy Inc.
2.65%, 01/15/32 (a)	5,000	3,986
3.75%, 02/15/52 (a)	5,000	3,526
Centene Corp.
3.00%, 10/15/30 (a)	3,000	2,458
3.38%, 02/15/30 (a)	14,000	11,849
4.25%, 12/15/27 (a)	23,000	21,598
CenterPoint Energy Inc.
2.65%, 06/01/31 (a)	5,000	4,121
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%, 06/01/41 (a)	4,000	2,630
3.70%, 04/01/51 (a)	9,000	5,479
4.80%, 03/01/50 (a)	7,000	5,122
4.91%, 07/23/25 (a)	5,000	4,903
5.05%, 03/30/29 (a)	8,000	7,522
5.75%, 04/01/48 (a)	5,000	4,112
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25 (a)	7,000	7,040
Cheniere Energy Partners LP
4.50%, 10/01/29 (a)	11,000	9,900
Chevron USA Inc.
3.85%, 01/15/28 (a)	4,000	3,862
3.90%, 11/15/24 (a)	4,000	3,933
Chubb INA Holdings Inc.
4.35%, 11/03/45 (a)	6,000	5,207
Church & Dwight Company Inc.
2.30%, 12/15/31 (a)	5,000	4,004
Cigna Corp.
2.40%, 03/15/30 (a)	3,000	2,514
3.25%, 04/15/25 (a)	7,000	6,743
3.40%, 03/01/27 (a)	5,000	4,692
3.75%, 07/15/23 (a)	2,000	1,985
3.88%, 10/15/47 (a)	2,000	1,544
4.13%, 11/15/25 (a)	5,000	4,889
4.38%, 10/15/28 (a)	3,000	2,894
4.80%, 08/15/38 (a)	3,000	2,796
Cintas Corp. No 2
4.00%, 05/01/32 (a)	8,000	7,521
	Principal Amount	Fair Value
Cisco Systems Inc.
5.90%, 02/15/39 (a)	$ 3,000	$ 3,238
Citigroup Inc.
4.45%, 09/29/27 (a)	4,000	3,821
4.65%, 07/23/48 (a)	9,000	7,825
Citigroup Inc. (2.98% fixed rate until 11/05/29; 1.42% + SOFR thereafter)
2.98%, 11/05/30 (a)(c)	6,000	5,043
Citigroup Inc. (3.88% fixed rate until 01/24/38; 1.17% + 3 month USD LIBOR thereafter)
3.88%, 01/24/39 (a)(c)	6,000	4,966
Citigroup Inc. (4.70% fixed rate until 01/30/25; 3.23% + SOFR thereafter)
4.70%, 12/31/99 (a)(c)	6,000	4,996
CME Group Inc.
3.75%, 06/15/28 (a)	2,000	1,928
CMS Energy Corp.
4.88%, 03/01/44 (a)	7,000	6,370
CNH Industrial Capital LLC
1.95%, 07/02/23 (a)	7,000	6,881
Comcast Corp.
2.80%, 01/15/51 (a)	3,000	1,912
2.94%, 11/01/56 (a)	7,000	4,391
2.99%, 11/01/63 (a)	3,000	1,827
3.20%, 07/15/36 (a)	5,000	4,054
3.25%, 11/01/39 (a)	5,000	3,903
3.97%, 11/01/47 (a)	3,000	2,407
4.15%, 10/15/28 (a)	5,000	4,806
CommonSpirit Health
4.35%, 11/01/42	16,000	13,449
Conagra Brands Inc.
5.30%, 11/01/38 (a)	3,000	2,838
5.40%, 11/01/48 (a)	2,000	1,858
ConocoPhillips Co.
4.30%, 11/15/44 (a)	4,000	3,464
Consolidated Edison Company of New York Inc.
3.35%, 04/01/30 (a)	3,000	2,692
3.88%, 06/15/47 (a)	2,000	1,547
3.95%, 04/01/50 (a)	3,000	2,386
Constellation Brands Inc.
3.15%, 08/01/29 (a)	4,000	3,505
3.70%, 12/06/26 (a)	4,000	3,807
4.50%, 05/09/47 (a)	4,000	3,371
Continental Resources Inc.
2.88%, 04/01/32 (a)(g)	5,000	3,713

See Notes to Schedule of Investments and Notes to Financial Statements.
10	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund
Schedule of Investments, continued — December 31, 2022
	Principal Amount	Fair Value
3.80%, 06/01/24 (a)	$ 12,000	$ 11,668
4.50%, 04/15/23 (a)	7,000	6,975
Corebridge Financial Inc.
3.90%, 04/05/32 (a)(g)	15,000	13,138
Corning Inc.
4.38%, 11/15/57 (a)	2,000	1,556
Corporate Office Properties LP
2.00%, 01/15/29 (a)	5,000	3,849
2.25%, 03/15/26 (a)	5,000	4,418
2.75%, 04/15/31 (a)	3,000	2,246
Crown Castle Inc.
2.90%, 03/15/27 (a)	10,000	9,103
4.15%, 07/01/50 (a)	5,000	3,849
5.20%, 02/15/49 (a)	4,000	3,595
CSL Finance PLC
4.25%, 04/27/32 (a)(g)	6,000	5,649
CSX Corp.
4.50%, 03/15/49 - 08/01/54 (a)	10,000	8,600
CubeSmart LP
2.50%, 02/15/32 (a)	5,000	3,829
4.38%, 02/15/29 (a)	5,000	4,620
CVS Health Corp.
3.00%, 08/15/26 (a)	4,000	3,736
3.25%, 08/15/29 (a)	3,000	2,684
3.63%, 04/01/27 (a)	3,000	2,847
3.75%, 04/01/30 (a)	3,000	2,723
4.25%, 04/01/50 (a)	3,000	2,409
4.78%, 03/25/38 (a)	3,000	2,749
5.00%, 12/01/24 (a)	6,000	5,952
5.13%, 07/20/45 (a)	2,000	1,822
5.30%, 12/05/43 (a)	4,000	3,746
Danaher Corp.
2.80%, 12/10/51 (a)	9,000	5,988
Dell International LLC/EMC Corp.
4.00%, 07/15/24 (a)	6,000	5,888
5.45%, 06/15/23 (a)	2,000	2,000
6.02%, 06/15/26 (a)	3,000	3,063
Devon Energy Corp.
5.00%, 06/15/45 (a)	4,000	3,443
DH Europe Finance II Sarl
2.60%, 11/15/29 (a)	2,000	1,750
3.25%, 11/15/39 (a)	3,000	2,406
3.40%, 11/15/49 (a)	3,000	2,265
Diamondback Energy Inc.
3.13%, 03/24/31 (a)	4,000	3,315
3.50%, 12/01/29 (a)	3,000	2,632
	Principal Amount	Fair Value
4.40%, 03/24/51 (a)	$ 3,000	$ 2,294
Digital Realty Trust LP
3.60%, 07/01/29 (a)	8,000	7,151
Discovery Communications LLC
3.95%, 03/20/28 (a)	6,000	5,325
4.95%, 05/15/42 (a)	2,000	1,512
5.00%, 09/20/37 (a)	3,000	2,418
Dollar General Corp.
3.50%, 04/03/30 (a)	4,000	3,585
4.13%, 04/03/50 (a)	4,000	3,205
Dollar Tree Inc.
4.00%, 05/15/25 (a)	7,000	6,836
Dominion Energy Inc.
3.07%, 08/15/24 (a)(b)	5,000	4,818
3.38%, 04/01/30 (a)	6,000	5,286
Dover Corp.
2.95%, 11/04/29 (a)	3,000	2,608
Dow Chemical Co.
6.30%, 03/15/33 (a)	5,000	5,268
DTE Energy Co.
2.85%, 10/01/26 (a)	7,000	6,450
Duke Energy Carolinas LLC
3.95%, 03/15/48 (a)	3,000	2,416
Duke Energy Corp.
2.55%, 06/15/31 (a)	6,000	4,896
3.30%, 06/15/41 (a)	7,000	5,122
3.50%, 06/15/51 (a)	7,000	4,914
3.75%, 09/01/46 (a)	5,000	3,726
Duke Energy Corp. (4.88% fixed rate until 09/16/24; 3.39% + 5 year CMT Rate thereafter)
4.88%, 12/31/99 (a)(c)	9,000	8,212
Duke Energy Progress LLC
4.15%, 12/01/44 (a)	9,000	7,529
Duquesne Light Holdings Inc.
3.62%, 08/01/27 (a)(g)	7,000	6,235
Eastman Chemical Co.
4.65%, 10/15/44 (a)	4,000	3,313
Eaton Corp.
3.10%, 09/15/27 (a)	2,000	1,863
Ecolab Inc.
5.25%, 01/15/28 (a)	14,000	14,270
Edison International
4.95%, 04/15/25 (a)	8,000	7,899
EI du Pont de Nemours & Co.
2.30%, 07/15/30 (a)	6,000	5,023
Electronic Arts Inc.
1.85%, 02/15/31 (a)	3,000	2,361

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Income V.I.S. Fund	11

State Street Income V.I.S. Fund
Schedule of Investments, continued — December 31, 2022
	Principal Amount	Fair Value
Elevance Health Inc.
2.88%, 09/15/29 (a)	$ 3,000	$ 2,631
3.30%, 01/15/23 (a)	6,000	5,997
3.60%, 03/15/51 (a)	3,000	2,259
3.70%, 09/15/49 (a)	3,000	2,292
Emera US Finance LP
2.64%, 06/15/31 (a)	8,000	6,250
Emerson Electric Co.
1.80%, 10/15/27 (a)	2,000	1,748
2.75%, 10/15/50 (a)	2,000	1,298
Empower Finance 2020 LP
1.36%, 09/17/27 (a)(g)	8,000	6,677
1.78%, 03/17/31 (a)(g)	8,000	6,009
Enbridge Energy Partners LP
5.50%, 09/15/40 (a)	2,000	1,872
Enbridge Inc.
1.60%, 10/04/26 (a)	7,000	6,132
Enbridge Inc. (5.75% fixed rate until 04/15/30; 5.31% + 5 year CMT Rate thereafter)
5.75%, 07/15/80 (a)(c)	9,000	8,135
Energy Transfer LP
4.50%, 04/15/24 (a)	2,000	1,972
4.95%, 06/15/28 (a)	4,000	3,864
5.30%, 04/01/44 - 04/15/47 (a)	7,000	5,887
5.35%, 05/15/45 (a)	4,000	3,409
5.75%, 02/15/33 (a)	5,000	4,904
6.50%, 02/01/42 (a)	4,000	3,952
Energy Transfer LP (6.75% fixed rate until 05/15/25; 5.13% + 5 year CMT Rate thereafter)
6.75%, 12/31/99 (a)(c)	19,000	16,435
Energy Transfer LP/Regency Energy Finance Corp.
4.50%, 11/01/23 (a)	4,000	3,965
Enterprise Products Operating LLC
4.25%, 02/15/48 (a)	6,000	4,838
Enterprise Products Operating LLC (5.25% fixed rate until 08/16/27; 3.03% + 3 month USD LIBOR thereafter)
5.25%, 08/16/77 (a)(c)	5,000	4,087
EOG Resources Inc.
4.95%, 04/15/50 (a)	3,000	2,870
5.10%, 01/15/36 (a)	2,000	1,892
Equinix Inc.
1.25%, 07/15/25 (a)	7,000	6,341
	Principal Amount	Fair Value
2.15%, 07/15/30 (a)	$ 6,000	$ 4,784
Equinor ASA
3.25%, 11/18/49	4,000	2,922
ERP Operating LP
4.50%, 07/01/44 (a)	8,000	6,800
Everest Reinsurance Holdings Inc.
3.13%, 10/15/52 (a)	5,000	3,107
Eversource Energy
3.45%, 01/15/50 (a)	5,000	3,657
Exelon Corp.
4.05%, 04/15/30 (a)	5,000	4,657
4.45%, 04/15/46 (a)	5,000	4,240
4.70%, 04/15/50 (a)	4,000	3,514
Exxon Mobil Corp.
2.61%, 10/15/30 (a)	6,000	5,238
3.45%, 04/15/51 (a)	6,000	4,548
FedEx Corp.
4.10%, 02/01/45 (a)	8,000	6,188
Fidelity National Information Services Inc.
1.15%, 03/01/26 (a)	4,000	3,510
1.65%, 03/01/28 (a)	3,000	2,494
FirstEnergy Transmission LLC
4.55%, 04/01/49 (a)(g)	7,000	5,698
Fiserv Inc.
3.50%, 07/01/29 (a)	3,000	2,703
4.40%, 07/01/49 (a)	3,000	2,440
Florida Power & Light Co.
2.85%, 04/01/25 (a)	7,000	6,707
4.13%, 02/01/42 (a)	6,000	5,197
Flowers Foods Inc.
2.40%, 03/15/31 (a)	3,000	2,413
Flowserve Corp.
2.80%, 01/15/32 (a)	7,000	5,231
Ford Motor Co.
4.35%, 12/08/26 (a)	6,000	5,686
Fox Corp.
3.50%, 04/08/30 (a)	4,000	3,537
Freeport-McMoRan Inc.
4.25%, 03/01/30 (a)	5,000	4,563
GA Global Funding Trust
1.63%, 01/15/26 (a)(g)	5,000	4,437
General Dynamics Corp.
4.25%, 04/01/50 (a)	5,000	4,452
General Mills Inc.
3.00%, 02/01/51 (a)	5,000	3,414
General Motors Co.
5.20%, 04/01/45 (a)	3,000	2,453

See Notes to Schedule of Investments and Notes to Financial Statements.
12	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund
Schedule of Investments, continued — December 31, 2022
	Principal Amount	Fair Value
5.40%, 04/01/48 (a)	$ 2,000	$ 1,645
6.13%, 10/01/25 (a)	6,000	6,117
6.80%, 10/01/27 (a)	3,000	3,115
General Motors Financial Company Inc.
1.25%, 01/08/26 (a)	2,000	1,763
2.35%, 01/08/31 (a)	4,000	3,021
5.25%, 03/01/26 (a)	8,000	7,878
Genuine Parts Co.
2.75%, 02/01/32 (a)	3,000	2,414
Georgia-Pacific LLC
1.75%, 09/30/25 (a)(g)	6,000	5,482
3.60%, 03/01/25 (a)(g)	9,000	8,721
Gilead Sciences Inc.
2.60%, 10/01/40 (a)	2,000	1,401
2.80%, 10/01/50 (a)	4,000	2,589
3.50%, 02/01/25 (a)	4,000	3,875
3.65%, 03/01/26 (a)	2,000	1,931
4.15%, 03/01/47 (a)	5,000	4,140
4.75%, 03/01/46 (a)	3,000	2,712
GlaxoSmithKline Capital Inc.
3.63%, 05/15/25 (a)	6,000	5,862
GlaxoSmithKline Capital PLC
3.38%, 06/01/29 (a)	5,000	4,613
Glencore Funding LLC
3.88%, 04/27/51 (a)(g)	4,000	2,892
Graphic Packaging International LLC
1.51%, 04/15/26 (a)(g)	6,000	5,240
Gray Oak Pipeline LLC
2.00%, 09/15/23 (a)(g)	7,000	6,798
2.60%, 10/15/25 (a)(g)	8,000	7,265
Halliburton Co.
5.00%, 11/15/45 (a)	4,000	3,546
HCA Inc.
3.13%, 03/15/27 (a)(g)	10,000	9,096
3.50%, 09/01/30 (a)	5,000	4,302
3.63%, 03/15/32 (a)(g)	5,000	4,229
5.38%, 02/01/25 (a)	21,000	20,977
Health Care Service Corp.
2.20%, 06/01/30 (a)(g)	5,000	4,003
3.20%, 06/01/50 (a)(g)	4,000	2,780
Healthcare Realty Holdings LP
2.00%, 03/15/31 (a)	5,000	3,781
Helmerich & Payne Inc.
2.90%, 09/29/31 (a)	5,000	4,048
Hess Corp.
5.60%, 02/15/41 (a)	2,000	1,894
5.80%, 04/01/47 (a)	2,000	1,916
	Principal Amount	Fair Value
Hewlett Packard Enterprise Co.
6.35%, 10/15/45 (a)	$ 3,000	$ 2,999
Highwoods Realty LP
4.13%, 03/15/28 (a)	5,000	4,502
4.20%, 04/15/29 (a)	6,000	5,192
Honeywell International Inc.
1.75%, 09/01/31 (a)	7,000	5,546
2.70%, 08/15/29 (a)	2,000	1,777
Hormel Foods Corp.
1.80%, 06/11/30 (a)	7,000	5,708
Humana Inc.
1.35%, 02/03/27 (a)	5,000	4,318
2.15%, 02/03/32 (a)	5,000	3,911
Huntington Bancshares Inc.
2.55%, 02/04/30 (a)	7,000	5,758
Huntsman International LLC
4.50%, 05/01/29 (a)	6,000	5,391
Hyundai Capital America
1.30%, 01/08/26 (a)(g)	8,000	7,004
Indiana Michigan Power Co.
3.25%, 05/01/51 (a)	5,000	3,421
Ingredion Inc.
3.90%, 06/01/50 (a)	2,000	1,448
Intel Corp.
2.00%, 08/12/31 (a)	6,000	4,758
2.45%, 11/15/29 (a)	8,000	6,862
2.60%, 05/19/26 (a)	6,000	5,600
2.80%, 08/12/41 (a)	5,000	3,485
2.88%, 05/11/24 (a)	3,000	2,921
3.10%, 02/15/60 (a)	5,000	3,118
Intercontinental Exchange Inc.
1.85%, 09/15/32 (a)	2,000	1,505
2.65%, 09/15/40 (a)	2,000	1,391
Interstate Power & Light Co.
3.40%, 08/15/25 (a)	8,000	7,626
ITC Holdings Corp.
2.95%, 05/14/30 (a)(g)	6,000	5,074
Jabil Inc.
3.95%, 01/12/28 (a)	2,000	1,863
4.25%, 05/15/27 (a)	10,000	9,464
John Deere Capital Corp.
2.45%, 01/09/30 (a)	9,000	7,759
Johnson & Johnson
3.63%, 03/03/37 (a)	3,000	2,670
Johnson Controls International PLC
4.50%, 02/15/47 (a)	3,000	2,486

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Income V.I.S. Fund	13

State Street Income V.I.S. Fund
Schedule of Investments, continued — December 31, 2022
	Principal Amount	Fair Value
JPMorgan Chase & Co. (2.96% fixed rate until 05/13/30; 2.52% + SOFR thereafter)
2.96%, 05/13/31 (a)(c)	$ 5,000	$ 4,117
JPMorgan Chase & Co. (3.16% fixed rate until 04/22/41; 1.46% + SOFR thereafter)
3.16%, 04/22/42 (a)(c)	4,000	2,908
JPMorgan Chase & Co. (3.88% fixed rate until 07/24/37; 1.36% + 3 month USD LIBOR thereafter)
3.88%, 07/24/38 (a)(c)	2,000	1,661
JPMorgan Chase & Co. (3.90% fixed rate until 01/23/48; 1.22% + 3 month USD LIBOR thereafter)
3.90%, 01/23/49 (a)(c)	10,000	7,707
JPMorgan Chase & Co. (4.01% fixed rate until 04/23/28; 1.12% + 3 month USD LIBOR thereafter)
4.01%, 04/23/29 (a)(c)	4,000	3,705
JPMorgan Chase & Co. (4.03% fixed rate until 07/24/47; 1.46% + 3 month USD LIBOR thereafter)
4.03%, 07/24/48 (a)(c)	5,000	3,969
JPMorgan Chase & Co. (4.49% fixed rate until 03/24/30; 3.79% + SOFR thereafter)
4.49%, 03/24/31 (a)(c)	4,000	3,741
JPMorgan Chase & Co. (4.60% fixed rate until 02/01/25; 3.13% + SOFR thereafter)
4.60%, 12/31/99 (a)(c)	6,000	5,328
Kaiser Foundation Hospitals
3.00%, 06/01/51 (a)	5,000	3,400
Kansas City Southern/old
3.50%, 05/01/50 (a)	3,000	2,141
Keurig Dr Pepper Inc.
3.20%, 05/01/30 (a)	3,000	2,611
3.80%, 05/01/50 (a)	2,000	1,504
Kinder Morgan Energy Partners LP
4.70%, 11/01/42 (a)	2,000	1,657
5.00%, 03/01/43 (a)	2,000	1,712
6.38%, 03/01/41 (a)	4,000	3,974
	Principal Amount	Fair Value
Kinder Morgan Inc.
1.75%, 11/15/26 (a)	$ 10,000	$ 8,824
5.05%, 02/15/46 (a)	8,000	6,819
KLA Corp.
3.30%, 03/01/50 (a)	3,000	2,175
4.65%, 11/01/24 (a)	2,000	1,997
Kraft Heinz Foods Co.
5.20%, 07/15/45 (a)	4,000	3,686
L3Harris Technologies Inc.
3.85%, 12/15/26 (a)	4,000	3,822
Lear Corp.
4.25%, 05/15/29 (a)	5,000	4,502
Leidos Inc.
3.63%, 05/15/25 (a)	5,000	4,805
4.38%, 05/15/30 (a)	7,000	6,320
Liberty Mutual Group Inc.
3.95%, 05/15/60 (a)(g)	3,000	1,973
Life Storage LP
2.20%, 10/15/30 (a)	8,000	6,207
Lincoln National Corp.
4.35%, 03/01/48 (a)	8,000	6,003
Lincoln National Corp. (9.25% fixed rate until 12/01/27; 5.32% + 5 year CMT Rate thereafter)
9.25%, 12/31/99 (a)	5,000	5,288
Lockheed Martin Corp.
4.50%, 05/15/36 (a)	5,000	4,763
Lowe's Companies Inc.
1.30%, 04/15/28 (a)	3,000	2,491
1.70%, 09/15/28 - 10/15/30 (a)	6,000	4,863
3.00%, 10/15/50 (a)	5,000	3,206
4.05%, 05/03/47 (a)	4,000	3,141
5.63%, 04/15/53 (a)	4,000	3,855
LYB International Finance III LLC
3.63%, 04/01/51 (a)	3,000	2,011
Masco Corp.
3.50%, 11/15/27 (a)	2,000	1,850
McCormick & Company Inc.
1.85%, 02/15/31 (a)	3,000	2,321
3.25%, 11/15/25 (a)	9,000	8,533
McDonald's Corp.
3.60%, 07/01/30 (a)	7,000	6,422
3.63%, 09/01/49 (a)	3,000	2,283
4.88%, 12/09/45 (a)	7,000	6,489
Medtronic Inc.
4.63%, 03/15/45 (a)	2,000	1,859

See Notes to Schedule of Investments and Notes to Financial Statements.
14	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund
Schedule of Investments, continued — December 31, 2022
	Principal Amount	Fair Value
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52 (a)	$ 7,000	$ 5,789
Merck & Company Inc.
1.90%, 12/10/28 (a)	10,000	8,606
2.45%, 06/24/50 (a)	3,000	1,919
2.75%, 02/10/25 - 12/10/51 (a)	10,000	8,729
4.00%, 03/07/49 (a)	2,000	1,714
Meta Platforms Inc.
3.85%, 08/15/32 (a)	10,000	8,799
4.45%, 08/15/52 (a)	10,000	7,946
MetLife Inc.
4.72%, 12/15/44 (a)	5,000	4,529
Microchip Technology Inc.
2.67%, 09/01/23 (a)	8,000	7,842
Micron Technology Inc.
3.37%, 11/01/41 (a)	5,000	3,343
3.48%, 11/01/51 (a)	3,000	1,869
Microsoft Corp.
2.40%, 08/08/26 (a)	4,000	3,731
2.68%, 06/01/60 (a)	3,000	1,939
2.92%, 03/17/52 (a)	7,000	4,987
3.45%, 08/08/36 (a)	3,000	2,662
3.50%, 02/12/35 (a)	3,000	2,718
Mid-America Apartments LP
2.88%, 09/15/51 (a)	5,000	3,207
Molson Coors Beverage Co.
4.20%, 07/15/46 (a)	4,000	3,117
Morgan Stanley (1.51% fixed rate until 07/20/26; 0.86% + SOFR thereafter)
1.51%, 07/20/27 (a)(c)	6,000	5,211
Morgan Stanley (2.48% fixed rate until 09/16/31; 1.36% + SOFR thereafter)
2.48%, 09/16/36 (a)(c)	10,000	7,294
Morgan Stanley (2.80% fixed rate until 01/25/51; 1.43% + SOFR thereafter)
2.80%, 01/25/52 (a)(c)	11,000	6,831
Morgan Stanley (3.97% fixed rate until 07/22/37; 1.46% + 3 month USD LIBOR thereafter)
3.97%, 07/22/38 (a)(c)	7,000	5,878
MPLX LP
2.65%, 08/15/30 (a)	3,000	2,434
Mylan Inc.
5.20%, 04/15/48 (a)	3,000	2,246
	Principal Amount	Fair Value
National Retail Properties Inc.
4.00%, 11/15/25 (a)	$ 4,000	$ 3,854
Newmont Corp.
4.88%, 03/15/42 (a)	5,000	4,605
NextEra Energy Capital Holdings Inc. (5.65% fixed rate until 05/01/29; 3.16% + 3 month USD LIBOR thereafter)
5.65%, 05/01/79 (a)(c)	5,000	4,558
NGPL PipeCo LLC
3.25%, 07/15/31 (a)(g)	8,000	6,517
NIKE Inc.
3.38%, 03/27/50 (a)	2,000	1,567
NiSource Inc.
3.60%, 05/01/30 (a)	5,000	4,458
3.95%, 03/30/48 (a)	2,000	1,562
Norfolk Southern Corp.
3.95%, 10/01/42 (a)	4,000	3,294
Northern Trust Corp.
6.13%, 11/02/32 (a)	5,000	5,286
NOV Inc.
3.60%, 12/01/29 (a)	5,000	4,398
Novant Health Inc.
3.32%, 11/01/61 (a)	5,000	3,346
Novartis Capital Corp.
2.20%, 08/14/30 (a)	4,000	3,400
3.00%, 11/20/25 (a)	3,000	2,877
Nutrien Ltd.
4.90%, 06/01/43 (a)	4,000	3,530
NVIDIA Corp.
2.85%, 04/01/30 (a)	6,000	5,241
3.50%, 04/01/50 (a)	2,000	1,514
NXP BV/NXP Funding LLC/NXP USA Inc.
3.25%, 11/30/51 (a)	5,000	3,122
Oklahoma Gas & Electric Co.
3.25%, 04/01/30 (a)	3,000	2,607
Oncor Electric Delivery Company LLC
3.80%, 09/30/47 (a)	2,000	1,628
ONEOK Inc.
4.35%, 03/15/29 (a)	4,000	3,709
6.10%, 11/15/32 (a)	5,000	5,018
Oracle Corp.
2.95%, 04/01/30 (a)	7,000	5,975
3.60%, 04/01/50 (a)	4,000	2,729
3.65%, 03/25/41 (a)	5,000	3,697
3.80%, 11/15/37 (a)	3,000	2,367
3.95%, 03/25/51 (a)	5,000	3,602

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Income V.I.S. Fund	15

State Street Income V.I.S. Fund
Schedule of Investments, continued — December 31, 2022
	Principal Amount	Fair Value
4.00%, 07/15/46 - 11/15/47 (a)	$ 9,000	$ 6,609
4.10%, 03/25/61 (a)	5,000	3,491
6.15%, 11/09/29 (a)	10,000	10,396
6.90%, 11/09/52 (a)	5,000	5,411
Otis Worldwide Corp.
2.06%, 04/05/25 (a)	5,000	4,682
2.57%, 02/15/30 (a)	3,000	2,522
3.36%, 02/15/50 (a)	3,000	2,103
Owens Corning
4.40%, 01/30/48 (a)	3,000	2,337
Pacific Gas & Electric Co.
2.10%, 08/01/27 (a)	3,000	2,569
2.50%, 02/01/31 (a)	4,000	3,110
3.00%, 06/15/28 (a)	5,000	4,334
3.30%, 08/01/40 (a)	4,000	2,713
3.50%, 08/01/50 (a)	3,000	1,888
4.30%, 03/15/45 (a)	5,000	3,577
PacifiCorp
2.70%, 09/15/30 (a)	3,000	2,578
2.90%, 06/15/52 (a)	8,000	5,265
6.25%, 10/15/37 (a)	2,000	2,125
Paramount Global
2.90%, 01/15/27 (a)	5,000	4,488
3.70%, 06/01/28 (a)	2,000	1,784
5.25%, 04/01/44 (a)	3,000	2,312
Parker-Hannifin Corp.
3.25%, 06/14/29 (a)	3,000	2,682
4.50%, 09/15/29 (a)	5,000	4,808
PartnerRe Finance B LLC (4.50% fixed rate until 04/01/30; 3.82% + 5 year CMT Rate thereafter)
4.50%, 10/01/50 (a)(c)	4,000	3,423
PayPal Holdings Inc.
2.65%, 10/01/26 (a)	6,000	5,542
3.25%, 06/01/50 (a)	2,000	1,375
PepsiCo Inc.
1.63%, 05/01/30 (a)	3,000	2,448
2.75%, 10/21/51 (a)	7,000	4,886
Petroleos Mexicanos
5.35%, 02/12/28	10,000	8,414
6.70%, 02/16/32	10,000	7,873
7.69%, 01/23/50	10,000	6,929
Pfizer Inc.
2.70%, 05/28/50 (a)	6,000	4,084
3.45%, 03/15/29 (a)	2,000	1,884
3.60%, 09/15/28 (a)	5,000	4,792
3.90%, 03/15/39 (a)	3,000	2,647
4.40%, 05/15/44 (a)	2,000	1,858
	Principal Amount	Fair Value
Philip Morris International Inc.
1.50%, 05/01/25 (a)	$ 4,000	$ 3,700
2.10%, 05/01/30 (a)	3,000	2,429
4.13%, 03/04/43 (a)	2,000	1,581
5.63%, 11/17/29 (a)	15,000	15,277
Phillips 66 Co.
2.15%, 12/15/30 (a)	8,000	6,398
3.15%, 12/15/29 (a)(g)	8,000	6,978
3.30%, 03/15/52 (a)	5,000	3,469
3.75%, 03/01/28 (a)(g)	3,000	2,767
4.68%, 02/15/45 (a)(g)	4,000	3,478
Pioneer Natural Resources Co.
1.13%, 01/15/26 (a)	9,000	8,020
2.15%, 01/15/31 (a)	5,000	3,966
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (a)	3,000	2,607
Precision Castparts Corp.
4.38%, 06/15/45 (a)	6,000	5,248
Prologis LP
3.05%, 03/01/50 (a)	5,000	3,373
3.25%, 06/30/26 (a)	4,000	3,799
Prospect Capital Corp.
3.36%, 11/15/26 (a)	7,000	5,839
Prudential Financial Inc.
3.94%, 12/07/49 (a)	5,000	3,925
Prudential Financial Inc. (5.70% fixed rate until 09/15/28; 2.67% + 3 month USD LIBOR thereafter)
5.70%, 09/15/48 (a)(c)	7,000	6,706
Public Service Company of Colorado
3.70%, 06/15/28 (a)	5,000	4,763
Public Service Electric & Gas Co.
2.38%, 05/15/23 (a)	8,000	7,925
PVH Corp.
4.63%, 07/10/25 (a)	7,000	6,760
QUALCOMM Inc.
1.30%, 05/20/28 (a)	3,000	2,541
4.30%, 05/20/47 (a)	3,000	2,602
Quanta Services Inc.
2.35%, 01/15/32 (a)	5,000	3,800
3.05%, 10/01/41 (a)	5,000	3,275
Raytheon Technologies Corp.
1.90%, 09/01/31 (a)	7,000	5,489
2.82%, 09/01/51 (a)	5,000	3,261

See Notes to Schedule of Investments and Notes to Financial Statements.
16	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund
Schedule of Investments, continued — December 31, 2022
	Principal Amount	Fair Value
3.95%, 08/16/25 (a)	$ 2,000	$ 1,955
4.15%, 05/15/45 (a)	3,000	2,501
4.45%, 11/16/38 (a)	2,000	1,818
Realty Income Corp.
2.85%, 12/15/32 (a)	5,000	4,061
3.00%, 01/15/27 (a)	5,000	4,630
3.25%, 01/15/31 (a)	5,000	4,336
Regeneron Pharmaceuticals Inc.
1.75%, 09/15/30 (a)	6,000	4,645
Reynolds American Inc.
4.45%, 06/12/25 (a)	4,000	3,914
Rio Tinto Finance USA PLC
4.13%, 08/21/42 (a)	4,000	3,452
Rockwell Automation Inc.
4.20%, 03/01/49 (a)	2,000	1,717
Rogers Communications Inc.
5.00%, 03/15/44 (a)	2,000	1,703
Roper Technologies Inc.
2.95%, 09/15/29 (a)	2,000	1,735
Ross Stores Inc.
4.70%, 04/15/27 (a)	3,000	2,952
Royalty Pharma PLC
0.75%, 09/02/23 (a)	5,000	4,845
1.20%, 09/02/25 (a)	5,000	4,476
1.75%, 09/02/27 (a)	3,000	2,548
2.15%, 09/02/31 (a)	5,000	3,776
2.20%, 09/02/30 (a)	3,000	2,344
RPM International Inc.
3.75%, 03/15/27 (a)	2,000	1,865
Ryder System Inc.
2.90%, 12/01/26 (a)	7,000	6,373
Salesforce Inc.
1.95%, 07/15/31 (a)	8,000	6,405
2.70%, 07/15/41 (a)	5,000	3,573
Schlumberger Holdings Corp.
3.90%, 05/17/28 (a)(g)	4,000	3,736
Sealed Air Corp.
1.57%, 10/15/26 (a)(g)	12,000	10,362
Selective Insurance Group Inc.
5.38%, 03/01/49 (a)	3,000	2,558
Sempra Energy
3.80%, 02/01/38 (a)	2,000	1,640
4.00%, 02/01/48 (a)	4,000	3,145
Sempra Energy (4.13% fixed rate until 01/01/27; 2.87% + 5 year CMT Rate thereafter)
4.13%, 04/01/52 (a)(c)	7,000	5,512
	Principal Amount	Fair Value
Shell International Finance BV
3.75%, 09/12/46 (a)	$ 6,000	$ 4,754
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/23 (a)	2,000	1,965
3.20%, 09/23/26 (a)	3,000	2,820
Simon Property Group LP
3.38%, 06/15/27 (a)	4,000	3,733
Sonoco Products Co.
2.85%, 02/01/32 (a)	5,000	4,059
Southern California Edison Co.
4.00%, 04/01/47 (a)	9,000	7,067
4.20%, 03/01/29 (a)	8,000	7,610
Southern Company Gas Capital Corp.
3.95%, 10/01/46 (a)	4,000	3,011
4.40%, 05/30/47 (a)	2,000	1,597
Southwest Airlines Co.
2.63%, 02/10/30 (a)	7,000	5,793
Southwestern Electric Power Co.
2.75%, 10/01/26 (a)	5,000	4,585
Spectra Energy Partners LP
3.38%, 10/15/26 (a)	2,000	1,867
4.50%, 03/15/45 (a)	3,000	2,467
Stanley Black & Decker Inc.
3.00%, 05/15/32 (a)	5,000	4,221
Starbucks Corp.
4.00%, 11/15/28 (a)	4,000	3,811
Stryker Corp.
1.95%, 06/15/30 (a)	7,000	5,696
Suncor Energy Inc.
4.00%, 11/15/47 (a)	3,000	2,280
Sysco Corp.
3.25%, 07/15/27 (a)	2,000	1,851
Take-Two Interactive Software Inc.
3.70%, 04/14/27 (a)	15,000	14,120
4.00%, 04/14/32 (a)	5,000	4,423
Tampa Electric Co.
2.40%, 03/15/31 (a)	8,000	6,479
3.45%, 03/15/51 (a)	5,000	3,515
4.35%, 05/15/44 (a)	6,000	4,927
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00%, 01/15/28 (a)	10,000	9,551

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Income V.I.S. Fund	17

State Street Income V.I.S. Fund
Schedule of Investments, continued — December 31, 2022
	Principal Amount	Fair Value
Target Corp.
2.50%, 04/15/26 (a)	$ 3,000	$ 2,810
Teck Resources Ltd.
5.40%, 02/01/43 (a)	2,000	1,795
Texas Instruments Inc.
3.88%, 03/15/39 (a)	4,000	3,530
The Allstate Corp.
4.20%, 12/15/46 (a)	6,000	4,966
The Allstate Corp. (5.75% fixed rate until 08/15/23; 2.94% + 3 month USD LIBOR thereafter)
5.75%, 08/15/53 (a)(c)	9,000	8,476
The Bank of New York Mellon Corp. (4.63% fixed rate until 09/20/26; 3.13% + 3 month USD LIBOR thereafter)
4.63%, 12/31/99 (a)(c)	5,000	4,264
The Bank of Nova Scotia (6.57% fixed rate until 04/12/23; 2.65% + 3 month USD LIBOR thereafter)
6.57%, 12/31/99 (a)(c)	8,000	7,446
The Boeing Co.
2.70%, 02/01/27 (a)	6,000	5,418
2.95%, 02/01/30 (a)	6,000	5,079
3.25%, 03/01/28 (a)	3,000	2,685
3.75%, 02/01/50 (a)	2,000	1,379
5.04%, 05/01/27 (a)	7,000	6,927
5.15%, 05/01/30 (a)	7,000	6,827
5.81%, 05/01/50 (a)	5,000	4,652
The Charles Schwab Corp.
2.45%, 03/03/27 (a)	5,000	4,570
The Charles Schwab Corp. (4.00% fixed rate until 12/01/30; 3.08% + 10 year CMT Rate thereafter)
4.00%, 12/31/99 (a)(c)	8,000	6,361
The Cleveland Electric Illuminating Co.
4.55%, 11/15/30 (a)(g)	6,000	5,618
The Clorox Co.
1.80%, 05/15/30 (a)	6,000	4,775
The Coca-Cola Co.
2.60%, 06/01/50 (a)	3,000	2,016
2.75%, 06/01/60 (a)	3,000	2,019
The Dow Chemical Co.
2.10%, 11/15/30 (a)	7,000	5,628
3.60%, 11/15/50 (a)	3,000	2,163
4.25%, 10/01/34 (a)	3,000	2,696
	Principal Amount	Fair Value
The Estee Lauder Companies Inc.
2.38%, 12/01/29 (a)	$ 3,000	$ 2,576
The George Washington University
4.13%, 09/15/48	8,000	6,694
The Goldman Sachs Group Inc.
3.85%, 01/26/27 (a)	6,000	5,713
4.25%, 10/21/25 (a)	2,000	1,956
5.15%, 05/22/45 (a)	5,000	4,522
The Goldman Sachs Group Inc. (2.38% fixed rate until 07/21/31; 1.25% + SOFR thereafter)
2.38%, 07/21/32 (a)(c)	5,000	3,876
The Goldman Sachs Group Inc. (2.91% fixed rate until 07/21/41; 1.47% + SOFR thereafter)
2.91%, 07/21/42 (a)(c)	5,000	3,409
The Goldman Sachs Group Inc. (3.21% fixed rate until 04/22/41; 1.51% + SOFR thereafter)
3.21%, 04/22/42 (a)(c)	5,000	3,599
The Goldman Sachs Group Inc. (3.44% fixed rate until 02/24/42; 1.63% + SOFR thereafter)
3.44%, 02/24/43 (a)(c)	6,000	4,421
The Goldman Sachs Group Inc. (3.81% fixed rate until 04/23/28; 1.16% + 3 month USD LIBOR thereafter)
3.81%, 04/23/29 (a)(c)	4,000	3,639
The Goldman Sachs Group Inc. (4.02% fixed rate until 10/31/37; 1.37% + 3 month USD LIBOR thereafter)
4.02%, 10/31/38 (a)(c)	2,000	1,640
The Goldman Sachs Group Inc. (4.22% fixed rate until 05/01/28; 1.30% + 3 month USD LIBOR thereafter)
4.22%, 05/01/29 (a)(c)	4,000	3,726
The Hartford Financial Services Group Inc. 2.13% + 3 month USD LIBOR
6.73%, 02/12/67 (a)(c)(g)	6,000	5,014

See Notes to Schedule of Investments and Notes to Financial Statements.
18	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund
Schedule of Investments, continued — December 31, 2022
	Principal Amount	Fair Value
The Home Depot Inc.
2.70%, 04/15/30 (a)	$ 2,000	$ 1,746
3.35%, 04/15/50 (a)	3,000	2,236
3.50%, 09/15/56 (a)	5,000	3,742
3.90%, 12/06/28 (a)	4,000	3,854
4.50%, 12/06/48 (a)	2,000	1,831
The Northwestern Mutual Life Insurance Co.
3.45%, 03/30/51 (a)(g)	10,000	7,032
The Progressive Corp.
3.00%, 03/15/32 (a)	11,000	9,554
The Southern Co.
3.70%, 04/30/30 (a)	6,000	5,420
The Toronto-Dominion Bank
3.20%, 03/10/32 (a)	11,000	9,479
4.46%, 06/08/32 (a)	5,000	4,753
The Toronto-Dominion Bank (3.63% fixed rate until 09/15/26; 2.21% + 5 year Swap Rate thereafter)
3.63%, 09/15/31 (a)(c)	8,000	7,367
The Travelers Companies Inc.
2.55%, 04/27/50 (a)	4,000	2,498
The Walt Disney Co.
2.65%, 01/13/31 (a)	6,000	5,127
3.38%, 11/15/26 (a)	3,000	2,837
3.60%, 01/13/51 (a)	2,000	1,534
4.75%, 11/15/46 (a)	2,000	1,830
6.65%, 11/15/37 (a)	4,000	4,503
The Williams Companies Inc.
3.75%, 06/15/27 (a)	3,000	2,828
4.85%, 03/01/48 (a)	5,000	4,260
4.90%, 01/15/45 (a)	4,000	3,402
5.40%, 03/04/44 (a)	2,000	1,825
Thermo Fisher Scientific Inc.
2.80%, 10/15/41 (a)	5,000	3,685
Time Warner Cable LLC
6.55%, 05/01/37 (a)	3,000	2,845
T-Mobile USA Inc.
3.50%, 04/15/25 (a)	7,000	6,739
3.75%, 04/15/27 (a)	6,000	5,657
3.88%, 04/15/30 (a)	9,000	8,170
4.50%, 04/15/50 (a)	5,000	4,128
TotalEnergies Capital International S.A.
3.46%, 02/19/29 (a)	5,000	4,642
Trane Technologies Luxembourg Finance S.A.
3.55%, 11/01/24 (a)	7,000	6,812
3.80%, 03/21/29 (a)	4,000	3,687
	Principal Amount	Fair Value
TransCanada PipeLines Ltd.
4.25%, 05/15/28 (a)	$ 7,000	$ 6,649
Transcanada Trust (5.63% fixed rate until 05/20/25; 3.53% + 3 month USD LIBOR thereafter)
5.63%, 05/20/75 (a)(c)	9,000	8,513
Transcontinental Gas Pipe Line Company LLC
4.00%, 03/15/28 (a)	4,000	3,761
Truist Financial Corp. (4.80% fixed rate until 09/01/24; 3.00% + 5 year CMT Rate thereafter)
4.80%, 12/31/99 (a)(c)	9,000	8,117
TWDC Enterprises 18 Corp.
4.13%, 06/01/44 (a)	4,000	3,456
Tyco Electronics Group S.A.
3.13%, 08/15/27 (a)	3,000	2,768
Tyson Foods Inc.
4.00%, 03/01/26 (a)	5,000	4,837
UDR Inc.
2.10%, 08/01/32 (a)	5,000	3,713
3.00%, 08/15/31 (a)	5,000	4,173
Union Pacific Corp.
3.55%, 05/20/61 (a)	4,000	2,927
3.80%, 04/06/71 (a)	5,000	3,691
4.10%, 09/15/67 (a)	5,000	3,941
UnitedHealth Group Inc.
2.00%, 05/15/30 (a)	8,000	6,621
4.20%, 05/15/32 (a)	5,000	4,752
4.45%, 12/15/48 (a)	4,000	3,567
4.75%, 07/15/45 - 05/15/52 (a)	10,000	9,378
Utah Acquisition Sub Inc.
3.95%, 06/15/26 (a)	2,000	1,869
Ventas Realty LP
3.25%, 10/15/26 (a)	7,000	6,476
Verizon Communications Inc.
2.10%, 03/22/28 (a)	8,000	6,940
2.36%, 03/15/32 (a)	8,000	6,344
3.00%, 03/22/27 (a)	4,000	3,720
3.40%, 03/22/41 (a)	4,000	3,012
3.55%, 03/22/51 (a)	3,000	2,148
3.70%, 03/22/61 (a)	8,000	5,607
4.40%, 11/01/34 (a)	5,000	4,597
Viatris Inc.
4.00%, 06/22/50 (a)	2,000	1,239
Virginia Electric & Power Co.
4.00%, 11/15/46 (a)	5,000	3,959

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Income V.I.S. Fund	19

State Street Income V.I.S. Fund
Schedule of Investments, continued — December 31, 2022
	Principal Amount	Fair Value
Visa Inc.
2.70%, 04/15/40 (a)	$ 4,000	$ 3,030
Vistra Operations Company LLC
3.55%, 07/15/24 (a)(g)	6,000	5,758
Vodafone Group PLC
5.25%, 05/30/48 (a)	2,000	1,776
Vontier Corp.
2.40%, 04/01/28 (a)	8,000	6,315
2.95%, 04/01/31 (a)	6,000	4,363
Vornado Realty LP
2.15%, 06/01/26 (a)	4,000	3,388
Vulcan Materials Co.
3.90%, 04/01/27 (a)	2,000	1,899
Walmart Inc.
1.80%, 09/22/31 (a)	5,000	4,077
2.50%, 09/22/41 (a)	5,000	3,651
Waste Connections Inc.
2.20%, 01/15/32 (a)	5,000	3,977
2.95%, 01/15/52 (a)	5,000	3,329
WEC Energy Group Inc.
3.55%, 06/15/25 (a)	2,000	1,913
Wells Fargo & Co.
4.15%, 01/24/29 (a)	7,000	6,577
4.75%, 12/07/46 (a)	2,000	1,676
Wells Fargo & Co. (2.19% fixed rate until 04/30/25; 2.00% + SOFR thereafter)
2.19%, 04/30/26 (a)(c)	8,000	7,446
Wells Fargo & Co. (2.39% fixed rate until 06/02/27; 2.10% + SOFR thereafter)
2.39%, 06/02/28 (a)(c)	2,000	1,764
Wells Fargo & Co. (3.07% fixed rate until 04/30/40; 2.53% + SOFR thereafter)
3.07%, 04/30/41 (a)(c)	7,000	5,004
Wells Fargo & Co. (5.88% fixed rate until 06/15/25; 3.99% + 3 month USD LIBOR thereafter)
5.88%, 12/31/99 (a)(c)	13,000	12,632
Westlake Corp.
2.88%, 08/15/41 (a)	3,000	1,970
3.13%, 08/15/51 (a)	3,000	1,864
3.38%, 08/15/61 (a)	2,000	1,180
Westpac Banking Corp. (2.89% fixed rate until 02/04/25; 1.35% + 5 year CMT Rate thereafter)
2.89%, 02/04/30 (a)(c)	7,000	6,418
	Principal Amount	Fair Value
Westpac Banking Corp. (4.11% fixed rate until 07/24/29; 2.00% + 5 year CMT Rate thereafter)
4.11%, 07/24/34 (a)(c)	$ 5,000	$ 4,283
Weyerhaeuser Co.
4.00%, 03/09/52 (a)	5,000	3,790
Willis North America Inc.
3.88%, 09/15/49 (a)	4,000	2,845
Workday Inc.
3.50%, 04/01/27 (a)	5,000	4,677
3.70%, 04/01/29 (a)	10,000	9,173
WPP Finance 2010
3.75%, 09/19/24 (a)	8,000	7,748
Xcel Energy Inc.
3.40%, 06/01/30 (a)	3,000	2,676
Yamana Gold Inc.
2.63%, 08/15/31 (a)	6,000	4,493
Zoetis Inc.
3.00%, 09/12/27 (a)	3,000	2,774
3.90%, 08/20/28 (a)	4,000	3,803
5.60%, 11/16/32 (a)	10,000	10,376
		3,077,437
Non-Agency Collateralized Mortgage Obligations - 6.5%
BANK 2017-BNK7
3.18%, 09/15/60	158,000	143,700
BANK 2018-BNK15
4.41%, 11/15/61 (c)	66,000	63,215
BPR Trust 2022-OANA 1.90% + 1 month Term SOFR
6.23%, 04/15/37 (c)(g)	24,770	24,391
Cantor Commercial Real Estate Lending 2019-CF3
3.01%, 01/15/53	34,000	29,360
CD 2019-CD8 Mortgage Trust
2.91%, 08/15/57	63,000	54,427
Citigroup Commercial Mortgage Trust 2016-P6
4.03%, 12/10/49 (c)	31,273	28,589
COMM 2014-CR14 Mortgage Trust
4.53%, 02/10/47 (c)	25,000	24,356
GS Mortgage Securities Trust 2015-GS1
4.42%, 11/10/48 (c)	25,000	20,062
GS Mortgage Securities Trust 2018-GS9
4.14%, 03/10/51 (c)	25,000	22,926

See Notes to Schedule of Investments and Notes to Financial Statements.
20	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund
Schedule of Investments, continued — December 31, 2022
	Principal Amount	Fair Value
GS Mortgage Securities Trust 2019-GC42
2.75%, 09/01/52	$ 105,000	$ 89,857
GS Mortgage Securities Trust 2019-GSA1
3.05%, 11/10/52	56,000	48,697
JPMBB Commercial Mortgage Securities Trust 2013-C12
4.05%, 07/15/45 (c)	15,000	14,825
JPMBB Commercial Mortgage Securities Trust 2015-C32
4.65%, 11/15/48 (c)	20,000	14,499
MASTR Alternative Loan Trust 2003-5
5.00%, 08/25/18 (e)	720	90
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21
0.85%, 03/15/48 (c)(e)	318,047	4,244
Wells Fargo Commercial Mortgage Trust 2014-LC16
4.32%, 08/15/50	28,250	23,832
WFRBS Commercial Mortgage Trust 2013-C17
4.26%, 12/15/46	25,000	24,535
WFRBS Commercial Mortgage Trust 2014-LC14
4.35%, 03/15/47 (c)	58,000	56,140
		687,745
Sovereign Bonds - 0.5%
Government of Mexico
4.75%, 03/08/44	20,000	16,156
Government of Peru
1.86%, 12/01/32	10,000	7,312
2.78%, 12/01/60	15,000	8,806
5.63%, 11/18/50	11,000	10,914
Government of Uruguay
5.10%, 06/18/50	14,040	13,794
		56,982
Municipal Bonds and Notes - 0.6%
American Municipal Power Inc.
6.27%, 02/15/50	15,000	15,857
	Principal Amount	Fair Value
Board of Regents of the University of Texas System
3.35%, 08/15/47	$ 10,000	$ 7,690
Port Authority of New York & New Jersey
4.46%, 10/01/62	25,000	21,694
State of California
4.60%, 04/01/38	15,000	14,121
State of Illinois
5.10%, 06/01/33	10,000	9,556
		68,918
Total Bonds and Notes (Cost $11,582,617)		10,397,121
	Number of Shares
Domestic Equity - 0.2%
Preferred Stock - 0.2%
Wells Fargo & Co. 5.85%, (5.85% fixed rate until 09/15/23; 3.09% + 3 month USD LIBOR thereafter) (Cost $23,300) (c)	932	21,445
Total Investments in Securities (Cost $11,605,917)		10,418,566
Short-Term Investments - 19.1%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 4.16% (h)(i) (Cost $2,022,424)	2,022,424	2,022,424
Total Investments (Cost $13,628,341)		12,440,990
Liabilities in Excess of Other Assets, net - (17.2)%		(1,824,864)
NET ASSETS - 100.0%		$ 10,616,126

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Income V.I.S. Fund	21

State Street Income V.I.S. Fund
Schedule of Investments, continued — December 31, 2022
Other Information:
Centrally Cleared Credit Default Swaps
Reference Entity	Counterparty	Notional Amount (000s omitted)	Contract Annual Fixed Rate/ Payment Frequency	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Unrealized Appreciation (Depreciation)
Sell Protection
Markit CDX North America High Yield Index	Intercontinental Exchange	$409	5.00%/ Quarterly	12/20/27	$2,386	$(16,206)	$18,592
The Fund had the following long futures contracts open at December 31, 2022:
Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
5 Yr. U.S. Treasury Notes Futures	March 2023	2	$ 216,410	$ 215,859	$ (551)
2 Yr. U.S. Treasury Notes Futures	March 2023	5	1,023,728	1,025,391	1,663
					$ 1,112
The Fund had the following short futures contracts open at December 31, 2022:
Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
U.S. Long Bond Futures	March 2023	2	$ (252,917)	$ (250,687)	$ 2,230
10 Yr. U.S. Treasury Notes Futures	March 2023	3	(338,853)	(336,891)	1,962
10 Yr. U.S. Treasury Ultra Futures	March 2023	2	(238,910)	(236,529)	2,381
					$ 6,573
During the fiscal year ended December 31, 2022, average notional values related to derivative contracts were as follows:
	Long Futures Contracts	Short Futures Contracts	Credit Default Swap Contracts
Average Notional Value	$1,635,431	$979,043	$523,158
Notes to Schedule of Investments
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	At December 31, 2022, all or a portion of this security was pledged to cover collateral requirements for futures, swaps and/or TBAs.
(b)	Step coupon bond.
(c)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced ("TBA") in the future.

See Notes to Schedule of Investments and Notes to Financial Statements.
22	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund
Schedule of Investments, continued — December 31, 2022
(e)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.
(f)	Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.
(g)	Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2022, these securities amounted to $252,511 or 2.38% of the net assets of the State Street Income V.I.S. Fund. These securities have been determined to be liquid using procedures established by the Fund's Board of Directors.
(h)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(i)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of December 31, 2022.
Abbreviations:
CMT - Constant Maturity Treasury
LIBOR - London Interbank Offered Rate
REMIC - Real Estate Mortgage Investment Conduit
SOFR - Secured Overnight Financing Rate
STRIPS - Separate Trading of Registered Interest and Principal of Security
TBA - To Be Announced

The following table presents the Fund’s investments measured at fair value on a recurring basis at December 31, 2022:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasuries	$ —	$ 2,875,472	$ —	$ 2,875,472
Agency Mortgage Backed	—	3,507,466	—	3,507,466
Agency Collateralized Mortgage Obligations	—	105,568	—	105,568
Asset Backed	—	17,533	—	17,533
Corporate Notes	—	3,077,437	—	3,077,437
Non-Agency Collateralized Mortgage Obligations	—	687,745	—	687,745
Sovereign Bonds	—	56,982	—	56,982
Municipal Bonds and Notes	—	68,918	—	68,918
Preferred Stock	21,445	—	—	21,445
Short-Term Investments	2,022,424	—	—	2,022,424
Total Investments in Securities	$ 2,043,869	$ 10,397,121	$ —	$ 12,440,990
Other Financial Instruments
Credit Default Swap Contracts - Unrealized Appreciation	$ —	$ 18,592	$ —	$ 18,592
Long Futures Contracts - Unrealized Appreciation	1,663	—	—	1,663
Long Futures Contracts - Unrealized Depreciation	(551)	—	—	(551)
Short Futures Contracts - Unrealized Appreciation	6,573	—	—	6,573
Total Other Financial Instruments	$ 7,685	$ 18,592	$ —	$ 26,277

Affiliate Table
	Number of Shares Held at 12/31/21	Value at 12/31/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 12/31/22	Value at 12/31/22	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	1,652,318	$1,652,318	$5,995,095	$5,624,989	$—	$—	2,022,424	$2,022,424	$23,955
See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Income V.I.S. Fund	23

State Street Income V.I.S. Fund
Financial Highlights
Selected data based on a share outstanding throughout the fiscal years indicated
	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Inception date					1/3/95
Net asset value, beginning of period	$ 11.86	$ 12.48	$ 12.00	$ 11.07	$ 11.49
Income/(loss) from investment operations:
Net investment income(a)	0.17	0.12	0.19	0.24	0.25
Net realized and unrealized gains/(losses) on investments	(1.87)	(0.35)	0.65	0.71	(0.41)
Total income/(loss) from investment operations	(1.70)	(0.23)	0.84	0.95	(0.16)
Less distributions from:
Net investment income	0.29	0.28	0.32	0.02	0.26
Net realized gains	0.14	0.11	0.04	—	—
Total distributions	0.43	0.39	0.36	0.02	0.26
Net asset value, end of period	$ 9.73	$ 11.86	$ 12.48	$ 12.00	$ 11.07
Total Return(b)	(14.38)%	(1.81)%	7.03%	8.62%	(1.42)%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$10,616	$14,766	$17,435	$17,112	$18,685
Ratios to average net assets:
Net expenses	1.24%	1.06%	1.06%	1.06%	1.00%
Gross expenses	1.24%	1.06%	1.06%	1.06%	1.00%
Net investment income	1.62%	1.01%	1.50%	2.05%	2.25%
Portfolio turnover rate	51% (c)	81% (c)	120% (c)	90%	182%
Notes to Financial Highlights
(a)	Per share values have been calculated using the average shares method.
(b)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
(c)	The portfolio turnover calculated for the fiscal year ended 12/31/22 and fiscal years ended 12/31/21 and 12/31/20 did not include To-Be-Announced transactions and, if it had, the portfolio turnover would have been 178%, 183% and 277%, respectively.
The accompanying Notes are an integral part of these financial statements.
24	Financial Highlights

State Street Income V.I.S. Fund
Statement of Assets and Liabilities — December 31, 2022
Assets
Investments in securities, at fair value (cost $11,605,917)	$ 10,418,566
Short-term affiliated investments, at fair value	2,022,424
Cash	30,483
Income receivables	64,483
Receivable for fund shares sold	72
Income receivable from affiliated investments	6,699
Receivable for accumulated variation margin on swap contracts	3,067
Receivable for accumulated variation margin on futures contracts	7,678
Other assets	63
Total assets	12,553,535
Liabilities
Net cash collateral on futures contracts due to broker	7,762
Net cash collateral on swap contracts due to broker	3,236
Payable for investments purchased	1,862,478
Payable for fund shares redeemed	1,471
Payable to the Adviser	4,379
Payable for custody, fund accounting and sub-administration fees	14,836
Accrued other expenses	43,247
Total liabilities	1,937,409

Net Assets	$ 10,616,126
Net Assets Consist of:
Capital paid in	$ 12,377,248
Total distributable earnings (loss)	(1,761,122)
Net Assets	$ 10,616,126
Shares outstanding ($0.01 par value; unlimited shares authorized)	1,090,574
Net asset value per share	$ 9.73
The accompanying Notes are an integral part of these financial statements.
Statement of Assets and Liabilities	25

State Street Income V.I.S. Fund
Statement of Operations — For the year ended December 31, 2022
Investment Income
Income
Dividend	$ 138
Interest	321,302
Income from affiliated investments	23,955
Total income	345,395
Expenses
Advisory and administration fees	60,335
Directors' fees	21,082
Custody, fund accounting and sub-administration fees	31,337
Professional fees	34,657
Printing and shareholder reports	1,232
Other expenses	2,115
Total expenses before waivers	150,758
Less: Fees waived by the adviser	(833)
Net expenses	149,925
Net investment income	$ 195,470
Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) on:
Unaffiliated investments	$ (676,212)
Futures	60,855
Swap contracts	(11,987)
Increase (decrease) in unrealized appreciation/depreciation on:
Unaffiliated investments	(1,580,228)
Futures	21,100
Swap contracts	20,235
Net realized and unrealized gain (loss) on investments	(2,166,237)
Net Decrease in Net Assets Resulting from Operations	$ (1,970,767)
The accompanying Notes are an integral part of these financial statements.
26	Statement of Operations

State Street Income V.I.S. Fund
Statements of Changes in Net Assets
	Year Ended December 31, 2022	Year Ended December 31, 2021
Increase (Decrease) in Net Assets
Operations:
Net investment income	$ 195,470	$ 163,058
Net realized gain (loss) on investments, futures and swap contracts	(627,344)	256,360
Net increase (decrease) in unrealized appreciation/depreciation on investments, futures and swap contracts	(1,538,893)	(740,908)
Net increase (decrease) from operations	(1,970,767)	(321,490)
Distributions to shareholders:
Total distributions	(446,838)	(474,316)
Increase (decrease) in assets from operations and distributions	(2,417,605)	(795,806)
Share transactions:
Proceeds from sale of shares	654,513	295,880
Value of distributions reinvested	446,838	474,316
Cost of shares redeemed	(2,833,564)	(2,643,394)
Net increase (decrease) from share transactions	(1,732,213)	(1,873,198)
Total increase (decrease) in net assets	(4,149,818)	(2,669,004)
Net Assets
Beginning of year	14,765,944	17,434,948
End of year	$ 10,616,126	$ 14,765,944
Changes in Fund Shares
Shares sold	58,331	24,117
Issued for distributions reinvested	45,783	40,027
Shares redeemed	(259,005)	(215,390)
Net decrease in fund shares	(154,891)	(151,246)
The accompanying Notes are an integral part of these financial statements.
Statements of Changes in Net Assets	27

State Street Income V.I.S. Fund
Notes to Financial Statements — December 31, 2022
1. Organization of the Company
State Street Variable Insurance Series Funds, Inc. (the “Company”) was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is currently composed of the following seven investment portfolios (collectively, the “Funds”): State Street U.S. Equity V.I.S. Fund, State Street S&P 500 Index V.I.S. Fund, State Street Premier Growth Equity V.I.S. Fund, State Street Small-Cap Equity V.I.S. Fund, State Street Total Return V.I.S. Fund, State Street Income V.I.S. Fund (the “Fund”) and State Street Real Estate Securities V.I.S. Fund. Each Fund is a diversified investment company within the meaning of the 1940 Act, except for the State Street Premier Growth Equity V.I.S. Fund, which is a non-diversified investment company.
Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts.
The Company currently offers one share class (Class 1) of the Fund as an investment option for variable life insurance and variable annuity contracts.
Under the Company’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Company. Additionally, in the normal course of business, the Company enters into contracts with service providers that contain general indemnification clauses. The Company’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Company that have not yet occurred.
2.Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Company's Board of Directors (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund’s investments by major category are as follows:
•	Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•	Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair
28	Notes to Financial Statements

State Street Income V.I.S. Fund
Notes to Financial Statements, continued — December 31, 2022 valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•	Debt obligations (including short term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•	Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
•	Swap agreements are valued daily based upon prices supplied by Board approved pricing vendors or through brokers. Depending on the product and terms of the transaction, the value of agreements is determined using a series of techniques including valuation models that incorporate a number of market data factors, such as discounted cash flows, yields, curves, trades and values of the underlying reference instruments. In the event SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) is unable to obtain an independent, third-party valuation the agreements will be fair valued.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;
•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of December 31, 2022 is disclosed in the Fund’s Schedule of Investments.
Investment Transactions and Income Recognition Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any.
Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
Notes to Financial Statements	29

State Street Income V.I.S. Fund
Notes to Financial Statements, continued — December 31, 2022
Non-cash dividends received in the form of stock are recorded as dividend income at fair value.
Expenses Certain expenses, which are directly identifiable to a specific Fund, are applied to the Fund within the Company. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Company.
Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM's understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2022, if any, are disclosed in the Fund’s Statement of Assets and Liabilities.
Distributions The Fund declares and pays any dividends from net investment income annually.
Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.Securities and Other Investments
Delayed Delivery Transactions and When-Issued Securities During the fiscal year ended December 31, 2022, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund’s Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to such purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
To-Be-Announced Transactions The Fund may seek to obtain exposure to U.S. agency mortgage pass-through securities through the use of “to-be-announced” or “TBA transactions.” “TBA” refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities. In a TBA transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, coupon, and price.
The Fund may use TBA transactions to “roll over” such agreements prior to the settlement date. This type of TBA transaction is sometimes known as a “TBA roll.” In a TBA roll, the Fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities. The Fund may also enter into TBA agreements and settle such transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of mortgage pass-through securities.
30	Notes to Financial Statements

State Street Income V.I.S. Fund
Notes to Financial Statements, continued — December 31, 2022
Default by or bankruptcy of a counterparty to a TBA transaction would expose the Fund to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. To minimize this risk, the Fund will enter into TBA transactions only with established counterparties. The Fund’s use of “TBA rolls” may impact portfolio turnover, transaction costs and capital gain distributions to shareholders.
4.Derivative Financial Instruments
Futures Contracts The Fund may enter into futures contracts to meet the Fund’s objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedule of Investments and cash deposited, if any, is included in Net cash collateral on deposit with broker for future contracts on the Statement of Assets and Liabilities. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and/or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the fiscal year ended December 31, 2022, the Fund entered into futures contracts to manage interest rate risk.
Credit Default Swaps During the fiscal year ended December 31, 2022, the Fund engaged in credit default swaps to manage credit risk. When the Fund is the buyer in a credit default swap contract, the Fund is entitled to receive the par (or other agreed upon) value (full notional value) of a referenced debt obligation (or basket of debt obligations) from the counterparty (or central clearing party (“CCP”) in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund loses its investment and recovers nothing. However, if a credit event occurs, the Fund receives full notional value for a referenced debt obligation that may have little or no value. When the Fund is the seller of a credit default swap, it receives a fixed rate of income throughout the term of the contract, provided there is no credit event. If a credit event occurs, the Fund is obligated to pay the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation.
As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For
Notes to Financial Statements	31

State Street Income V.I.S. Fund
Notes to Financial Statements, continued — December 31, 2022 financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swaps to determine the market value of swaps. The Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. Credit default swaps involve greater risks than if the Fund had invested in the referenced debt obligation directly. If the Fund is a buyer of a credit default swap and no credit event occurs, the Fund will not earn any return on its investment. If the Fund is a seller of a credit default swap, the Fund’s risk of loss may be the entire notional amount of the swap. Swaps may also subject the Fund to the risk that the counterparty to the transaction may not fulfill its its obligation. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
The following tables summarize the value of the Fund’s derivative instruments as of December 31, 2022 and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
Asset Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Income V.I.S. Fund
Futures Contracts	$ 7,678	$ —	$ —	$ —	$ —	$ 7,678
Swap Contracts	—	—	3,067	—	—	3,067

Realized Gain/Loss
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Income V.I.S. Fund
Futures Contracts	$ 60,855	$ —	$ —	$ —	$ —	$ 60,855
Swap Contracts	—	—	(11,987)	—	—	(11,987)

Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Income V.I.S. Fund
Futures Contracts	$ 21,100	$ —	$ —	$ —	$ —	$ 21,100
Swap Contracts	—	—	20,325	—	—	20,325
5.Fees and Transactions with Affiliates
Advisory Fee SSGA FM, a registered investment adviser, was retained by the Board to act as investment adviser and administrator of the Fund. SSGA FM’s compensation for investment advisory and administrative services (“Management Fee”) is paid monthly based on the average daily net assets of the Fund at an annualized rate of 0.50%. SSGA FM is contractually obligated until May 1, 2023 to waive its management fee and/or reimburse certain expenses for the Fund, in an amount equal to any acquired fund fees and expenses (“AFFEs”), excluding AFFEs derived from the Fund’s holdings in acquired funds for cash management purposes, if any. This fee waiver and/or expense reimbursement arrangement may not be terminated prior to May 1, 2023 except with approval of the Board.
Custody, Fund Accounting and Sub-Administration Fees State Street Bank and Trust Company (“State Street”) serves as the custodian, fund accountant and sub-administrator to the Fund. Amounts paid by the Fund to State Street for performing such services are included as custody, fund accounting and sub-administration fees in the Statement of Operations.
32	Notes to Financial Statements

State Street Income V.I.S. Fund
Notes to Financial Statements, continued — December 31, 2022
Other Transactions with Affiliates The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the fiscal year ended December 31, 2022 are disclosed in the Schedule of Investments.
6.Directors’ Fees
The fees and expenses of the Company’s directors who are not “interested persons” of the Company, as defined in the 1940 Act (“Independent Directors”), are paid directly by the Fund. The Independent Directors are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
7.Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, short term investments and derivative contracts) for the fiscal year ended December 31, 2022 were as follows:
U.S. Government Securities
Purchases	Sales
$ 20,612,268	$ 21,184,639
Non-U.S. Government Securities
Purchases	Sales
$ 538,696	$ 634,182
8.Income Taxes
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on NAVs or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to futures contracts, open straddle adjustments, premium amortization, swaps and wash sale loss deferrals.
The tax character of distributions paid during the fiscal year ended December 31, 2022 were as follows:
Ordinary Income	Long-Term Capital Gains	Total
$ 310,929	$ 135,909	$ 446,838
The tax character of distributions paid during the fiscal year ended December 31, 2021 was as follows:
Ordinary Income	Long-Term Capital Gains	Total
$ 474,316	$ —	$ 474,316
Notes to Financial Statements	33

State Street Income V.I.S. Fund
Notes to Financial Statements, continued — December 31, 2022
At December 31, 2022, the components of distributable earnings on a tax basis were as follows:
Undistributed Ordinary Income	Tax Exempt Income	Capital Loss Carryforwards	Undistributed long term gain	Net Unrealized Gains (Losses)	Qualified Late-Year Losses	Total
$ 204,643	$ —	$ (700,990)	$ —	$ (1,264,775)	$ —	$ (1,761,122)
As of December 31, 2022, the Fund had capital loss carryforwards available to offset future realized capital gains as follows:
Non-Expiring Short Term	Non-Expiring Long Term
$ 242,997	$ 457,993
As of December 31, 2022, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$ 13,732,041	$ 14,217	$ 1,278,950	$ (1,264,733)
9.Line of Credit
The Fund and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $200 million of a $1.275 billion ($1.1 billion prior to October 6, 2022) revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2023 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.00% plus the greater of the New York Fed Bank Rate and the one-month SOFR Rate.
The Fund had no outstanding loans as of December 31, 2022.
10.Risks
Concentration Risk As a result of the Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund's investments more than if the Fund was more broadly diversified.
Interest Rate Risk Is the risk that fixed income securities will decline in value because of changes in interest rates. Bond prices generally rise when interest rates decline and generally decline when interest rates rise. Changes in governmental policy, including changes in central bank monetary policy, could cause interest rates to rise rapidly, or cause investors to expect a rapid rise in interest rates. This could lead to heightened levels of interest rate, volatility and liquidity risks for the fixed income markets generally and could have a substantial and immediate effect on the values of the Fund’s investments. The U.S. Federal Reserve has been engaged in an aggressive campaign to raise interest rates in an effort to combat historically high levels of inflation. Interest rate increases may continue. High levels of inflation and/or a significantly changing interest rate environment can lead to heightened levels of volatility and reduced liquidity.
Foreign and Emerging Markets Risk Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government
34	Notes to Financial Statements

State Street Income V.I.S. Fund
Notes to Financial Statements, continued — December 31, 2022 regulation, economic, political and social instability in the countries in which the Fund invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that the Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Credit Risk The Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Risk The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Fund and its investments.
11.Recent Accounting Pronouncement
In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), “Reference Rate Reform (Topic 848)”. In response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The relief provided is temporary and generally cannot be applied to contract modifications that occur after December 31, 2022, or hedging relationships entered into or evaluated after that date. However, the FASB has indicated that it will revisit the sunset date in Topic 848 after the LIBOR administrator makes a final decision on a phaseout date. On November 30, 2020, the LIBOR administrator proposed extending the publication of the overnight and the one-, three-, six- and 12-month USD LIBOR settings through June 30, 2023, when many existing contracts that reference LIBOR will have expired. Management is currently evaluating the impact of the guidance.
This change in accounting policy has been made to comply with the newly issued accounting standard and had no impact on total accumulated earnings (loss) or the NAV of the Fund. With respect to the Fund’s results of operations, amortization of premium to first call date accelerates amortization with the intent of more closely aligning the recognition of income on such bonds with the economics of the instrument.
12.Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
Notes to Financial Statements	35

State Street Income V.I.S. Fund
Report of Independent Registered Public Accounting Firm
To the Shareholders of State Street Income V.I.S. Fund and the Board of Directors of State Street Variable Insurance Series Funds, Inc.
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street Income V.I.S. Fund (the “Fund”) (one of the series constituting State Street Variable Insurance Series Funds, Inc. (the “Company”)), including the schedule of investments, as of December 31, 2022, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting State Street Variable Insurance Series Funds, Inc.) at December 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
February 17, 2023
36	Report of Independent Registered Public Accounting Firm

State Street Income V.I.S. Fund
Other Information — December 31, 2022 (Unaudited)
Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund for its fiscal year ended December 31, 2022.
Interest Dividends
The Fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
Long Term Capital Gain Distributions
Long term capital gains dividends were paid from the Fund during the year ended December 31, 2022 in the amount of $135,909.
Proxy Voting Policies and Procedures and Record
The Fund has adopted the proxy voting policies of the Adviser. A description of the Fund's proxy voting policies and procedures that are used by the Adviser to vote proxies relating to the Fund’s portfolios of securities are available (i) without charge, upon request by calling 1-800-242-0134 (toll free) and (ii) on the SEC's website at www.sec.gov. Information regarding how the Fund voted for the prior 12-month period ended June 30 is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov and on the Fund's website at www.ssga.com.
Quarterly Portfolio Schedule
Following the Fund's first and third fiscal quarter-ends, a complete Schedule of Investments is filed with the SEC as an exhibit to its reports on Form N-PORT, which can be found on the SEC’s website at www.sec.gov and on the Fund's website at www.ssga.com. The Fund's Schedules of Investments are available upon request, without charge, by calling 1-800-242-0134 (toll free).
Other Information	37

State Street Income V.I.S. Fund
Other Information, continued — December 31, 2022 (Unaudited)
Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Director†	Other Directorships Held by Director During Past Five Years
INDEPENDENT DIRECTORS
Michael F. Holland(1) c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1944	Director and Co-Chairperson of the Board	Term: Indefinite Elected: 1/19	Chairman, Holland & Company L.L.C. (investment adviser) (1995 – present).	55	Director, the Holland Series
Fund, Inc.; Director, The China
Fund, Inc. (1992 – 2017);
Director, The Taiwan Fund,
Inc. (2007 – 2017); Director,
Reaves Utility Income Fund,
Inc.; and Director, Blackstone/
GSO Loans (and Real Estate)
					Funds.

Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Director and Co-Chairperson of the Board	Term: Indefinite Appointed: 4/16 Elected: 1/19	Associate Justice of the Superior Court, Commonwealth of Massachusetts (2002 – May 2010); Partner, Riley, Burke & Donahue, L.L.P. (law firm) (1985 – 2002); Independent Director, State Street Global Advisors Ireland, Ltd. (investment company) (1998 – present); Independent Director, SSGA Liquidity PLC (formerly, SSGA Cash Management Fund PLC) (1998 – present); Independent Director, SSGA Fixed Income PLC (January 2009 – present); and Independent Director, SSGA Qualified Funds PLC (January 2009 to 2019).	55	Board Director and Chairman, SPDR Europe I, PLC Board (2011 – present); Board Director and Chairman, SPDR Europe II, PLC (2013 – present).
38	Other Information

State Street Income V.I.S. Fund
Other Information, continued — December 31, 2022 (Unaudited)
Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Director†	Other Directorships Held by Director During Past Five Years
INDEPENDENT DIRECTORS (continued)

John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Director and Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 1997	Senior Advisor to NGN Capital LLC (January 2020 – present); Managing General Partner, NGN Capital LLC (2006 – December 2019).	55	Director of Kleinfeld Bridal
Corp. (January 2016 – present);
Trustee of Neuroscience
Research Institute (1986 – 2017); Trustee of Fordham
University (1989 – 1995 and
2001 – 2007) and Trustee
Emeritus (2007 – present);
Trustee and Independent Chairperson of GE Funds (1993 – February 2011); Director, Muscular Dystrophy Association (2019 – present);
Trustee of Gregorian
University Foundation (1992 –
					2007); Chairman of the Board of Directors, Vivaldi Biosciences Inc. (May 2017 – present); Chairman of the Supervisory Board, Vivaldi Biosciences AG. (May 2017 – present); Trustee, Gallim Dance (December 2021 – present).

Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Director and Chairperson of the Audit Committee	Term: Indefinite Appointed: 1/12 Elected: 6/16	Dean of the Gabelli School of Business (2007 – present) and Accounting Professor (1987 – present) at Fordham University.	55	Director- Graduate Management Admissions Council (2015 – present); Trustee of Emmanuel College (2010 – 2019).
Other Information	39

State Street Income V.I.S. Fund
Other Information, continued — December 31, 2022 (Unaudited)
Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Director†	Other Directorships Held by Director During Past Five Years
INDEPENDENT DIRECTORS (continued)

Richard D. Shirk c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1945	Director and Chairperson of the Nominating Committee Chairperson of the Governance Committee	Term: Indefinite Elected: 1/19	Chairman (March 2001 – April 2002) President and Chief Executive Officer (1996 – March 2001), Cerulean Companies, Inc. (holding company) (Retired); President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare) (1992 – March 2001).	55	Chairman and Board Member (1998-December 2008) and
Investment Committee
Member (December 2008 – present), Healthcare Georgia
Foundation (private
foundation);
Lead Director and
Board Member, Amerigroup
Corp. (managed health care) (September 2002 – 2012);
Board Member
(1999 – 2013) and Investment
Committee Member (2001 – 2017), Woodruff
Arts Center,
Trustee, Gettysburg College (2003 – 2009);
Board member, Aerocare
Holdings (2003 – January 2021), Regenesis
					Biomedical Inc. (April 2012 – present).

Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Director and Chairperson of the Valuation Committee	Term: Indefinite Elected: 1/19	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 – 2009); Trustee, Randolph-Macon College (2004 – 2016).	55	None.

Margaret McLaughlin c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Director	Term: Indefinite Appointed: 9/22	Consultant, Bates Group (consultants) (2021 – 2023); Consultant, Madison Dearborn Partners (private equity) (2019 – 2020); General Counsel/CCO, Kramer Van Kirk Credit Strategies L.P./Mariana Systems LLC (Investment Adviser/SaaS Technology) (2011 –2019).	55	Director, Manning & Napier Fund Inc (2021 – 2022).
40	Other Information

State Street Income V.I.S. Fund
Other Information, continued — December 31, 2022 (Unaudited)
Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Director†	Other Directorships Held by Director During Past Five Years
INDEPENDENT DIRECTORS (continued)
George M. Pereira c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1964	Director	Term: Indefinite Appointed: 9/22	Chief Operating Officer (January 2011 – September 2020) and Chief Financial Officer (November 2004 – September 2020), Charles Schwab Investment Management.	55	Director, Pacific Premier Bancorp, Pacific Premier Bank (2021 – present); Director, Charles Schwab Asset Management (Ireland) Ltd., & Charles Schwab Worldwide Funds plc. (2005 – 2020); Director, Rotaplast International, Inc. (non-profit providing free medical services to children worldwide) (2012 – 2018).
INTERESTED DIRECTORS(2)
Ellen M. Needham(3) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Director and President	Term: Indefinite Elected: 1/19	Chairman, SSGA Funds Management, Inc. (March 2020 – present); President and Director, SSGA Funds Management, Inc. (2001 – present)*; Senior Managing Director, State Street Global Advisors (1992 – present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 – present).	55	Board Director, SSGA SPDR ETFs Europe I, PLC (May 2020 – present); Board Director, SSGA SPDR ETFs Europe II, PLC (May 2020 – present).
(1)	Mr. Holland retired as a Director of the Company effective December 31, 2022.
(2)	The individual listed above is a Director who is an “interested person,” as defined in the 1940 Act, of the Company (“Interested Director”).
(3)	Ms. Needham is an Interested Director because of her employment by SSGA FM, an affiliate of the Company.
*	Served in various capacities and/or with various affiliated entities during noted time period.
†	For the purpose of determining the number of portfolios overseen by the Directors, “Fund Complex” comprises registered investment companies for which SSGA FM serves as Adviser.

Name, Address, and Year of Birth	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
OFFICERS:
Ellen M. Needham SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	President and Director	Term: Indefinite Served: since 4/20	Chairman, SSGA Funds Management, Inc. (March 2020 – present); President and Director, SSGA Funds Management, Inc. (2001 – present)*; Senior Managing Director, State Street Global Advisors (1992 – present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 – present).

Bruce S. Rosenberg SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer	Term: Indefinite Served: since 4/19	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 – present); Director, Credit Suisse (April 2008 – July 2015).
Other Information	41

State Street Income V.I.S. Fund
Other Information, continued — December 31, 2022 (Unaudited)
Name, Address, and Year of Birth	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
OFFICERS: (continued)

Ann M. Carpenter SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Served: since 4/19	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 – present)*; Managing Director, State Street Global Advisors (2005 – present).*

Chad C. Hallett SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Served: since 4/19	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present).

Darlene Anderson-Vasquez SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Served: since 4/19	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 – present); Senior Vice President, John Hancock Investments (September 2007 – May 2016).

Arthur A. Jensen SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Served: since 4/19	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 – present).

David K. Lancaster SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1971	Assistant Treasurer	Term: Indefinite Served: since 11/20	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2017 – present); Assistant Vice President, State Street Bank and Trust Company (November 2011 – July 2017).*

Ryan Hill SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB:1982	Assistant Treasurer	Term: Indefinite Served: since 5/22	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2017 – present); Assistant Vice President, State Street Bank and Trust Company (May 2014 – May 2017).

John Bettencourt SSGA Funds Management, Inc. One Iron Street Boston MA 02210 YOB:1976	Assistant Treasurer	Term: Indefinite Served: since 5/22	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (March 2020 – present); Assistant Vice President, State Street Global Advisors (June 2007 – March 2020).
42	Other Information

State Street Income V.I.S. Fund
Other Information, continued — December 31, 2022 (Unaudited)
Name, Address, and Year of Birth	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
OFFICERS: (continued)

Brian Harris SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Served: since 6/16 Term: Indefinite Served: since 4/19	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 – present).*

Sean O’Malley SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Chief Legal Officer	Term: Indefinite Served: since 8/19	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 – present).

David Barr SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Secretary	Term: Indefinite Served: since 9/20	Vice President and Senior Counsel, State Street Global Advisors (October 2019 – present); Vice President and Counsel, Eaton Vance Corp. (October 2010 – October 2019).

David Urman SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1985	Assistant Secretary	Term: Indefinite Served: since 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 – present); Vice President and Counsel, State Street Global Advisors (August 2015 – April 2019); Associate, Ropes & Gray LLP (November 2012 – August 2015).

*	Served in various capacities and/or with various affiliated entities during noted time period.
Other Information	43

Directors
Michael F. Holland
Patrick J. Riley
John R. Costantino
Donna M. Rapaccioli
Michael A. Jessee
Margaret McLaughlin
Richard D. Shirk
Ellen M. Needham
George M. Pereira
Officers
Ellen M. Needham, President
Brian Harris, Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer
Sean O’Malley, Chief Legal Officer
Bruce S. Rosenberg, Treasurer
Ann M. Carpenter, Vice President and Deputy Treasurer
Chad C. Hallett, Deputy Treasurer
Arthur A. Jensen, Deputy Treasurer
Darlene Anderson-Vasquez, Deputy Treasurer
David Lancaster, Assistant Treasurer
Ryan Hill, Assistant Treasurer
John Bettencourt, Assistant Treasurer
David Barr, Secretary
David Urman, Assistant Secretary
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, Massachusetts 02210
Custodian and Sub-Administrator
State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, Massachusetts 02210
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Annual Report
December 31, 2022
State Street Real Estate Securities V.I.S. Fund

State Street Real Estate Securities V.I.S. Fund
Annual Report
December 31, 2022

This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract’s current prospectus and the current summary prospectus of the Fund available for investments thereunder.

[This page intentionally left blank]

State Street Real Estate Securities V.I.S. Fund
Notes to Performance — December 31, 2022 (Unaudited)
The information provided on the performance page relates to the State Street Real Estate Securities V.I.S Fund (the “Fund”).
Total return performance shown in this report for the Fund takes into account changes in share price and assumes reinvestment of dividends and capital gains distributions, if any. Total returns shown are net of Fund fees and expenses but do not reflect fees and charges associated with the variable contracts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the Fund’s total returns for all periods shown.
The performance data quoted represents past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods less than one year are not annualized. Please call toll-free (800) 242-0134 or visit the Fund’s website at www.ssga.com for the most recent month-end performance data.
An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. An investment in the Fund is subject to risk, including possible loss of principal invested.
FTSE NAREIT Equity REITs Index is an unmanaged index of all tax-qualified equity real estate investment trusts (“REITs”) listed on the New York Stock Exchange, NYSE Amex and NASDAQ which have 75% or more of their gross invested book assets invested directly or indirectly in the equity ownership of real estate. The returns of the index do not reflect the actual cost of investing in the instruments that comprise the index.
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice.

State Street Global Advisors Funds Distributors, LLC, member of FINRA & SIPC is the principal underwriter and distributor of the State Street Real Estate Securities V.I.S. Fund and an indirect wholly-owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The Funds pay State Street Bank and Trust Company for its services as custodian and Fund Accounting agent, and pay SSGA Funds Management, Inc. ("SSGA FM" or the "Adviser") for investment advisory and administrative services.
Notes to Performance	1

State Street Real Estate Securities V.I.S. Fund
Management's Discussion of Fund Performance — December 31, 2022 (Unaudited)
The State Street Real Estate Securities V.I.S. Fund (the “Fund”) seeks maximum total return through current income and capital appreciation by investing at least 80% of its net assets under normal circumstances in common and preferred stocks and other types of equity securities and debt securities of U.S. issuers that are principally engaged in or related to the real estate industry, including those that own significant real estate assets. The Fund’s benchmark is the FTSE NAREIT Equity REITs Index (the “Index”).
For the year ended December 31, 2022 (the “Reporting Period”), the total return for the Fund was -24.93%, and the Index was -24.37%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.
Allocations to the Health Care, Industrial and Office sectors were the primary drivers of the Fund's performance during the Reporting Period relative to the Index.
An allocation to REITs in the Health Care sector was the primary driver of outperformance in calendar year 2022. The Fund favored companies in the residential health care industry such as senior housing and skilled nursing facilities. After facing challenges from the Omicron variant of COVID-19, these companies began the year with attractive valuations. As the wave of infections dissipated and operating metrics rebounded, senior housing and skilled nursing facility stocks outperformed by limiting negative returns in an overall down market for listed real estate.
The Fund’s investments in the Industrial sector also added to outperformance for the period. The Industrial sector was out of favor with investors in 2022 due to elevated valuations and the potential for recession to negatively affect fundamental performance. The Fund benefited from mergers and acquisitions activity that generated excess returns for the merger target, an overweight position. The Fund also benefited from an investment in a REIT specializing in cold storage warehouses, a company which recovered from previous operational missteps.
Despite a challenging year, the Office sector contributed to outperformance for the portfolio. Uncertainty about office space needs in a more flexible in-person work environment and potential recession were a drag on shares. The underweight allocation was, therefore, a benefit to the portfolio. In addition, our preference for owners of high-quality office space in Sunbelt markets compared to coastal names and REITs with higher leverage added to outperformance.
Relative performance was offset by under allocations to the Net Lease and Specialty sectors, areas of the REIT market with low growth and defensive properties that found favor in a volatile environment.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the Reporting Period were VICI Properties Inc., Regency Centers Corp. and American Campus Communities. The top negative contributors to the Fund’s performance on an absolute basis during the Reporting Period were Prologis Inc., Digital Realty Trust Inc. and AvalonBay Communities Inc.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
2	State Street Real Estate Securities V.I.S. Fund

State Street Real Estate Securities V.I.S. Fund
Performance Summary — December 31, 2022 (Unaudited)
Sector Allocation
Portfolio composition as a % of Fair Value of $40,604 (in thousands) as of December 31, 2022 (a)(b)
Top Ten Largest Holdings
as of December 31, 2022 (as a % of Fair Value) (a)(b)
Prologis Inc.	10.17%
Equinix Inc.	5.53%
Realty Income Corp.	4.74%
Public Storage	4.48%
Digital Realty Trust Inc.	4.19%
Sun Communities Inc.	3.76%
Welltower Inc.	3.72%
Equity Residential	3.49%
AvalonBay Communities Inc.	3.47%
Simon Property Group Inc.	3.40%
Average Annual Total Return for the years ended December 31, 2022
Class 1 Shares (Inception date 5/1/95)
	One Year	Five Year	Ten Year	Ending Value of a $10,000 Investment
State Street Real Estate Securities V.I.S. Fund	(24.93)%	3.71%	6.86%	$19,409
FTSE NAREIT Equity REITs Index	(24.37)%	3.68%	6.53%	$18,822

(a)	Fair Value basis is inclusive of a short-term investment in the State Street Institutional U.S. Government Money Market Fund - Class G Shares.
(b)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.
State Street Real Estate Securities V.I.S. Fund	3

State Street Real Estate Securities V.I.S. Fund
Performance Summary, continued — December 31, 2022 (Unaudited)
Change in Value of a $10,000 Investment
Yearly periods ended December 31

See Notes to Performance beginning on page 1 for further information.
Past performance does not predict future performance. The performance shown in the graphs and tables does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares and does not reflect the fees or charges that would be associated with variable contracts through which shares of the Fund are offered.
4	State Street Real Estate Securities V.I.S. Fund

State Street Real Estate Securities V.I.S. Fund
Understanding Your Fund’s Expenses — December 31, 2022 (Unaudited)
As a shareholder of the Fund, you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended December 31, 2022.
Actual Expenses
The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. Additionally, the expenses shown do not reflect the fees or charges associated with variable contracts through which shares of the Fund are offered.
	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Beginning Account Value July 1, 2022	$1,000.00	$1,000.00
Ending Account value December 31, 2022	$ 932.70	$1,020.10
Expenses Paid During Period	$ 4.97	$ 5.19
*	Expenses are equal to the Fund's annualized expense ratio of 1.02%** (for the period July 1, 2022 - December 31, 2022), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
**	May differ from expense ratio disclosed in the financial highlights, which is calculated based on the entire fiscal year's data.

State Street Real Estate Securities V.I.S. Fund	5

State Street Real Estate Securities V.I.S. Fund
Schedule of Investments — December 31, 2022
	Number of Shares	Fair Value
Common Stock (REITs) - 99.1% †
Alternate Housing - 8.8%
American Homes 4 Rent, Class A	23,410	$ 705,577
Invitation Homes Inc.	45,470	1,347,731
Sun Communities Inc.	10,670	1,525,810
		3,579,118
Data Center - 9.7%
Digital Realty Trust Inc.	16,970	1,701,582
Equinix Inc.	3,425	2,243,478
		3,945,060
Diversified - 0.4%
Veris Residential Inc. (a)	8,738	139,196
Healthcare - 11.1%
Healthpeak Properties Inc.	19,540	489,868
Medical Properties Trust Inc.	52,340	583,068
Omega Healthcare Investors Inc.	5,920	165,464
Sabra Health Care REIT Inc.	34,600	430,078
Ventas Inc.	29,767	1,341,003
Welltower Inc.	23,039	1,510,206
		4,519,687
Hotel - 3.2%
Apple Hospitality REIT Inc.	12,340	194,725
DiamondRock Hospitality Co.	19,320	158,231
Host Hotels & Resorts Inc.	29,770	477,809
Park Hotels & Resorts Inc.	13,970	164,706
Xenia Hotels & Resorts Inc.	24,210	319,088
		1,314,559
Industrial - 15.3%
Americold Realty Trust Inc.	14,930	422,668
First Industrial Realty Trust Inc.	19,410	936,727
Prologis Inc.	36,628	4,129,074
Rexford Industrial Realty Inc.	13,425	733,542
		6,222,011
Multifamily - 11.8%
AvalonBay Communities Inc.	8,720	1,408,455
Equity Residential	23,990	1,415,410
Essex Property Trust Inc.	1,400	296,688
Mid-America Apartment Communities Inc.	5,110	802,219
UDR Inc.	22,840	884,593
		4,807,365
	Number of Shares	Fair Value
Net Lease - 10.3%
Agree Realty Corp.	15,290	$ 1,084,520
Broadstone Net Lease Inc.	31,900	517,099
Four Corners Property Trust Inc.	11,570	300,010
Realty Income Corp.	30,330	1,923,832
Spirit Realty Capital Inc.	9,180	366,557
		4,192,018
Office - 7.1%
Alexandria Real Estate Equities Inc.	8,150	1,187,210
Cousins Properties Inc.	13,982	353,605
Douglas Emmett Inc.	23,200	363,776
Highwoods Properties Inc.	13,520	378,290
Kilroy Realty Corp.	15,738	608,588
		2,891,469
Regional Malls - 3.4%
Simon Property Group Inc.	11,740	1,379,215
Self Storage - 8.3%
CubeSmart	6,660	268,065
Extra Space Storage Inc.	3,410	501,884
Life Storage Inc.	8,140	801,790
Public Storage	6,490	1,818,433
		3,390,172
Shopping Centers - 6.2%
Acadia Realty Trust	23,520	337,512
Brixmor Property Group Inc.	36,820	834,709
Phillips Edison & Company Inc.	6,924	220,460
Regency Centers Corp.	8,900	556,250
RPT Realty	35,591	357,334
Urban Edge Properties	14,350	202,192
		2,508,457
Specialty - 3.5%
Outfront Media Inc.	10,407	172,548
SBA Communications Corp.	1,300	364,403
VICI Properties Inc.	27,090	877,716
		1,414,667
Total Common Stock (REITs) (Cost $44,308,107)		40,302,994

See Notes to Schedule of Investments and Notes to Financial Statements.
6	State Street Real Estate Securities V.I.S. Fund

State Street Real Estate Securities V.I.S. Fund
Schedule of Investments, continued — December 31, 2022
	Number of Shares	Fair Value
Short-Term Investments - 0.7%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 4.16% (b)(c)	300,858	$ 300,858
Total Investments (Cost $44,608,965)		40,603,852
Other Assets and Liabilities, net - 0.2%		64,700
NET ASSETS - 100.0%		$ 40,668,552
Notes to Schedule of Investments
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Non-income producing security.
(b)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(c)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of December 31, 2022.
Abbreviations:
REIT - Real Estate Investment Trust

The following table presents the Fund’s investments measured at fair value on a recurring basis at December 31, 2022:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$ 40,302,994	$ —	$ —	$ 40,302,994
Short-Term Investments	300,858	—	—	300,858
Total Investments in Securities	$ 40,603,852	$ —	$ —	$ 40,603,852

Affiliate Table
	Number of Shares Held at 12/31/21	Value at 12/31/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 12/31/22	Value at 12/31/22	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	312,731	$312,731	$27,699,970	$27,711,843	$—	$—	300,858	$300,858	$5,046
See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Real Estate Securities V.I.S. Fund	7

State Street Real Estate Securities V.I.S. Fund
Financial Highlights
Selected data based on a share outstanding throughout the fiscal years indicated
	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Inception date					5/1/95
Net asset value, beginning of period	$ 13.89	$ 12.02	$ 12.92	$ 11.14	$ 12.32
Income/(loss) from investment operations:
Net investment income(a)	0.20	0.13	0.17	0.25	0.25
Net realized and unrealized gains/(losses) on investments	(3.66)	4.85	(0.85)	2.65	(0.95)
Total income/(loss) from investment operations	(3.46)	4.98	(0.68)	2.90	(0.70)
Less distributions from:
Net investment income	0.17	0.34	0.06	0.19	0.28
Net realized gains	1.49	2.77	0.16	0.93	0.16
Return of capital	—	—	—	—	0.04
Total distributions	1.66	3.11	0.22	1.12	0.48
Net asset value, end of period	$ 8.77	$ 13.89	$ 12.02	$ 12.92	$ 11.14
Total Return(b)	(24.93)%	41.80%	(5.23)%	26.15%	(5.71)%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$40,669	$45,748	$47,588	$55,266	$50,360
Ratios to average net assets:
Net expenses	1.05%	1.04%	1.04%	1.04%	1.05%
Gross expenses	1.05%	1.04%	1.04%	1.04%	1.05%
Net investment income	1.72%	0.93%	1.49%	1.91%	2.11%
Portfolio turnover rate	86%	85%	108%	72%	59%
Notes to Financial Highlights
(a)	Per share values have been calculated using the average shares method.
(b)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
The accompanying Notes are an integral part of these financial statements.
8	Financial Highlights

State Street Real Estate Securities V.I.S. Fund
Statement of Assets and Liabilities — December 31, 2022
Assets
Investments in securities, at fair value (cost $44,308,107)	$ 40,302,994
Short-term affiliated investments, at fair value	300,858
Receivable for investments sold	37,376
Income receivables	204,305
Receivable for fund shares sold	5,192
Income receivable from affiliated investments	696
Other assets	135
Total assets	40,851,556
Liabilities
Payable for investments purchased	103,447
Payable for fund shares redeemed	64
Payable to the Adviser	29,941
Payable for custody, fund accounting and sub-administration fees	7,682
Accrued other expenses	41,870
Total liabilities	183,004

Net Assets	$ 40,668,552
Net Assets Consist of:
Capital paid in	$ 45,524,527
Total distributable earnings (loss)	(4,855,975)
Net Assets	$ 40,668,552
Shares outstanding ($0.01 par value, unlimited shares authorized)	4,636,202
Net asset value per share	$ 8.77
The accompanying Notes are an integral part of these financial statements.
Statement of Assets and Liabilities	9

State Street Real Estate Securities V.I.S. Fund
Statement of Operations — For the year ended December 31, 2022
Investment Income
Income
Dividend	$ 1,013,606
Income from affiliated investments	5,046
Total income	1,018,652
Expenses
Advisory and administration fees	312,245
Directors' fees	21,238
Custody, fund accounting and sub-administration fees	21,286
Professional fees	30,983
Other expenses	1,114
Total expenses	386,866
Net investment income	$ 631,786
Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) on investments	$ 3,664,669
Increase (decrease) in unrealized appreciation/(depreciation) on investments	(15,093,357)
Net realized and unrealized gain (loss) on investments	(11,428,688)
Net Decrease in Net Assets Resulting from Operations	$ (10,796,902)
The accompanying Notes are an integral part of these financial statements.
10	Statement of Operations

State Street Real Estate Securities V.I.S. Fund
Statements of Changes in Net Assets
	Year Ended December 31, 2022	Year Ended December 31, 2021
Increase (Decrease) in Net Assets
Operations:
Net investment income	$ 631,786	$ 406,577
Net realized gain (loss) on investments	3,664,669	11,695,794
Net increase (decrease) in unrealized appreciation/depreciation on investments	(15,093,357)	4,246,157
Net increase (decrease) from operations	(10,796,902)	16,348,528
Distributions to shareholders:
Total distributions	(6,496,308)	(8,362,555)
Increase (decrease) in assets from operations and distributions	(17,293,210)	7,985,973
Share transactions:
Proceeds from sale of shares	22,268,925	11,353,657
Value of distributions reinvested	6,496,308	8,362,555
Cost of shares redeemed	(16,551,322)	(29,542,653)
Net increase (decrease) from share transactions	12,213,911	(9,826,441)
Total increase (decrease) in net assets	(5,079,299)	(1,840,468)
Net Assets
Beginning of year	45,747,851	47,588,319
End of year	$ 40,668,552	$ 45,747,851
Changes in Fund Shares
Shares sold	1,927,883	725,416
Issued for distributions reinvested	738,217	612,193
Shares redeemed	(1,323,809)	(2,003,348)
Net increase (decrease) in fund shares	1,342,291	(665,739)
The accompanying Notes are an integral part of these financial statements.
Statements of Changes in Net Assets	11

State Street Real Estate Securities V.I.S. Fund
Notes to Financial Statements — December 31, 2022
1. Organization of the Company
State Street Variable Insurance Series Funds, Inc. (the “Company”) was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is currently composed of the following seven investment portfolios (collectively, the “Funds”): State Street U.S. Equity V.I.S. Fund, State Street S&P 500 Index V.I.S. Fund, State Street Premier Growth Equity V.I.S. Fund, State Street Small-Cap Equity V.I.S. Fund, State Street Total Return V.I.S. Fund, State Street Income V.I.S. Fund and State Street Real Estate Securities V.I.S. Fund (the “Fund”). Each Fund is a diversified investment company within the meaning of the 1940 Act, except for the State Street Premier Growth Equity V.I.S. Fund, which is a non-diversified investment company.
Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts.
The Company currently offers one share class (Class 1) of the Fund as an investment option for variable life insurance and variable annuity contracts.
Under the Company’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Company. Additionally, in the normal course of business, the Company enters into contracts with service providers that contain general indemnification clauses. The Company’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Company that have not yet occurred.
2.Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Company's Board of Directors (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund’s investments by major category are as follows:
•	Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•	Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
12	Notes to Financial Statements

State Street Real Estate Securities V.I.S. Fund
Notes to Financial Statements, continued — December 31, 2022
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;
•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of December 31, 2022 is disclosed in the Fund’s Schedule of Investments.
Investment Transactions and Income Recognition Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any.
Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
Non-cash dividends received in the form of stock are recorded as dividend income at fair value.
The Fund invests in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Fund’s policy is to record all REIT distributions initially as dividend income and re-designate a portion to return of capital or capital gain distributions at year-end based on information provided by the REIT and/or SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported. Non-cash dividends, if any, received in the form of stock are recorded as dividend income at fair value.
Expenses Certain expenses, which are directly identifiable to a specific Fund, are applied to the Fund within the Company. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Company.
Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts
Notes to Financial Statements	13

State Street Real Estate Securities V.I.S. Fund
Notes to Financial Statements, continued — December 31, 2022 and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM's understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2022, if any, are disclosed in the Fund’s Statement of Assets and Liabilities.
Distributions The Fund declares and pays any dividends from net investment income annually.
Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.Fees and Transactions with Affiliates
Advisory Fee SSGA FM, a registered investment adviser, was retained by the Board to act as investment adviser and administrator of the Fund. SSGA FM’s compensation for investment advisory and administrative services (“Management Fee”) is paid monthly based on the average daily net assets of the Fund. The Management Fee is stated in the following schedule:
Average Daily Net Assets of the Fund	Management Fee
First $100 million	0.85%
Next $100 million	0.80%
Over $200 million	0.75%
Custody, Fund Accounting and Sub-Administration Fees State Street Bank and Trust Company (“State Street”) serves as the custodian, fund accountant and sub-administrator to the Fund. Amounts paid by the Fund to State Street for performing such services are included as custody, fund accounting and sub-administration fees in the Statement of Operations.
Other Transactions with Affiliates The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the fiscal year ended December 31, 2022 are disclosed in the Schedule of Investments.
4.Sub-Advisory Fees
Pursuant to an investment sub-advisory agreement with SSGA FM, CenterSquare Investment Management LLC (“CenterSquare”) is the sub-adviser to the Fund. CenterSquare is responsible for the day-to-day portfolio management of the assets of the Fund, including the responsibility for making decisions to buy, sell or hold a particular security, under the general supervision of SSGA FM and the Board. For its services, SSGA FM pays CenterSquare monthly sub-advisory fees which are calculated as a percentage of the average daily net assets of the Fund.
14	Notes to Financial Statements

State Street Real Estate Securities V.I.S. Fund
Notes to Financial Statements, continued — December 31, 2022
5.Directors’ Fees
The fees and expenses of the Company’s directors who are not “interested persons” of the Company, as defined in the 1940 Act (“Independent Directors”), are paid directly by the Fund. The Independent Directors are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, short term investments and derivative contracts) for the fiscal year ended December 31, 2022 were as follows:
Non-U.S. Government Securities
Purchases	Sales
$ 39,211,305	$ 32,570,349
7.Income Taxes
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on NAVs or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to differing treatments for wash sale loss deferrals.
The tax character of distributions paid during the fiscal year ended December 31, 2022 were as follows:
Ordinary Income	Long-Term Capital Gains	Total
$ 891,115	$ 5,605,193	$ 6,496,308
The tax character of distributions paid during the fiscal year ended December 31, 2021 was as follows:
Ordinary Income	Long-Term Capital Gains	Total
$ 2,814,660	$ 5,547,895	$ 8,362,555
At December 31, 2022, the components of distributable earnings on a tax basis were as follows:
Undistributed Ordinary Income	Tax Exempt Income	Capital Loss Carryforwards	Undistributed long term gain	Net Unrealized Gains (Losses)	Qualified Late-Year Losses	Total
$ 204,574	$ —	$ —	$ —	$ (4,539,417)	$ (521,132)	$ (4,855,975)
Notes to Financial Statements	15

State Street Real Estate Securities V.I.S. Fund
Notes to Financial Statements, continued — December 31, 2022
As of December 31, 2022, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$ 45,143,268	$ 852,323	$ 5,391,739	$ (4,539,416)
8.Line of Credit
The Fund and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $200 million of a $1.275 billion ($1.1 billion prior to October 6, 2022) revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2023 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.00% plus the greater of the New York Fed Bank Rate and the one-month SOFR Rate.
The Fund had no outstanding loans as of December 31, 2022.
9.Risks
Concentration Risk As a result of the Fund’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified.
Credit Risk The Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Risk The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Fund and its investments.
10.Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
16	Notes to Financial Statements

State Street Real Estate Securities V.I.S. Fund
Report of Independent Registered Public Accounting Firm
To the Shareholders of State Street Real Estate Securities V.I.S. Fund and the Board of Directors of State Street Variable Insurance Series Funds, Inc.
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street Real Estate Securities V.I.S. Fund (the “Fund”) (one of the series constituting State Street Variable Insurance Series Funds, Inc. (the “Company”)), including the schedule of investments, as of December 31, 2022, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting State Street Variable Insurance Series Funds, Inc.) at December 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
February 17, 2023
Report of Independent Registered Public Accounting Firm	17

State Street Real Estate Securities V.I.S. Fund
Other Information — December 31, 2022 (Unaudited)
Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund for its fiscal year ended December 31, 2022.
Dividends Received Deduction
The Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.
Long Term Capital Gain Distributions
Long term capital gains dividends were paid from the Fund during the year ended December 31, 2022 in the amount of $5,605,193.
Proxy Voting Policies and Procedures and Record
The Fund has adopted the proxy voting policies of the Adviser. A description of the Fund's proxy voting policies and procedures that are used by the Adviser to vote proxies relating to the Fund’s portfolios of securities are available (i) without charge, upon request by calling 1-800-242-0134 (toll free) and (ii) on the SEC's website at www.sec.gov. Information regarding how the Fund voted for the prior 12-month period ended June 30 is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov and on the Fund's website at www.ssga.com.
Quarterly Portfolio Schedule
Following the Fund's first and third fiscal quarter-ends, a complete Schedule of Investment is filed with the SEC as an exhibit to its reports on Form N-PORT, which can be found on the SEC’s website at www.sec.gov and on the Fund's website at www.ssga.com. The Fund's Schedules of Investments are available upon request, without charge, by calling 1-800-242-0134 (toll free).
18	Other Information

State Street Real Estate Securities V.I.S. Fund
Other Information, continued — December 31, 2022 (Unaudited)
Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Director†	Other Directorships Held by Director During Past Five Years
INDEPENDENT DIRECTORS
Michael F. Holland(1) c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1944	Director and Co-Chairperson of the Board	Term: Indefinite Elected: 1/19	Chairman, Holland & Company L.L.C. (investment adviser) (1995 – present).	55	Director, the Holland Series
Fund, Inc.; Director, The China
Fund, Inc. (1992 – 2017);
Director, The Taiwan Fund,
Inc. (2007 – 2017); Director,
Reaves Utility Income Fund,
Inc.; and Director, Blackstone/
GSO Loans (and Real Estate)
					Funds.

Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Director and Co-Chairperson of the Board	Term: Indefinite Appointed: 4/16 Elected: 1/19	Associate Justice of the Superior Court, Commonwealth of Massachusetts (2002 – May 2010); Partner, Riley, Burke & Donahue, L.L.P. (law firm) (1985 – 2002); Independent Director, State Street Global Advisors Ireland, Ltd. (investment company) (1998 – present); Independent Director, SSGA Liquidity PLC (formerly, SSGA Cash Management Fund PLC) (1998 – present); Independent Director, SSGA Fixed Income PLC (January 2009 – present); and Independent Director, SSGA Qualified Funds PLC (January 2009 to 2019).	55	Board Director and Chairman, SPDR Europe I, PLC Board (2011 – present); Board Director and Chairman, SPDR Europe II, PLC (2013 – present).
Other Information	19

State Street Real Estate Securities V.I.S. Fund
Other Information, continued — December 31, 2022 (Unaudited)
Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Director†	Other Directorships Held by Director During Past Five Years
INDEPENDENT DIRECTORS (continued)

John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Director and Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 1997	Senior Advisor to NGN Capital LLC (January 2020 – present); Managing General Partner, NGN Capital LLC (2006 – December 2019).	55	Director of Kleinfeld Bridal
Corp. (January 2016 – present);
Trustee of Neuroscience
Research Institute (1986 – 2017); Trustee of Fordham
University (1989 – 1995 and
2001 – 2007) and Trustee
Emeritus (2007 – present);
Trustee and Independent Chairperson of GE Funds (1993 – February 2011); Director, Muscular Dystrophy Association (2019 – present);
Trustee of Gregorian
University Foundation (1992 –
					2007); Chairman of the Board of Directors, Vivaldi Biosciences Inc. (May 2017 – present); Chairman of the Supervisory Board, Vivaldi Biosciences AG. (May 2017 – present); Trustee, Gallim Dance (December 2021 – present).

Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Director and Chairperson of the Audit Committee	Term: Indefinite Appointed: 1/12 Elected: 6/16	Dean of the Gabelli School of Business (2007 – present) and Accounting Professor (1987 – present) at Fordham University.	55	Director- Graduate Management Admissions Council (2015 – present); Trustee of Emmanuel College (2010 – 2019).
20	Other Information

State Street Real Estate Securities V.I.S. Fund
Other Information, continued — December 31, 2022 (Unaudited)
Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Director†	Other Directorships Held by Director During Past Five Years
INDEPENDENT DIRECTORS (continued)

Richard D. Shirk c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1945	Director and Chairperson of the Nominating Committee Chairperson of the Governance Committee	Term: Indefinite Elected: 1/19	Chairman (March 2001 – April 2002) President and Chief Executive Officer (1996 – March 2001), Cerulean Companies, Inc. (holding company) (Retired); President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare) (1992 – March 2001).	55	Chairman and Board Member (1998-December 2008) and
Investment Committee
Member (December 2008 – present), Healthcare Georgia
Foundation (private
foundation);
Lead Director and
Board Member, Amerigroup
Corp. (managed health care) (September 2002 – 2012);
Board Member
(1999 – 2013) and Investment
Committee Member (2001 – 2017), Woodruff
Arts Center,
Trustee, Gettysburg College (2003 – 2009);
Board member, Aerocare
Holdings (2003 – January 2021), Regenesis
					Biomedical Inc. (April 2012 – present).

Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Director and Chairperson of the Valuation Committee	Term: Indefinite Elected: 1/19	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 – 2009); Trustee, Randolph-Macon College (2004 – 2016).	55	None.

Margaret McLaughlin c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Director	Term: Indefinite Appointed: 9/22	Consultant, Bates Group (consultants) (2021 – 2023); Consultant, Madison Dearborn Partners (private equity) (2019 – 2020); General Counsel/CCO, Kramer Van Kirk Credit Strategies L.P./Mariana Systems LLC (Investment Adviser/SaaS Technology) (2011 –2019).	55	Director, Manning & Napier Fund Inc (2021 – 2022).
Other Information	21

State Street Real Estate Securities V.I.S. Fund
Other Information, continued — December 31, 2022 (Unaudited)
Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Director†	Other Directorships Held by Director During Past Five Years
INDEPENDENT DIRECTORS (continued)
George M. Pereira c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1964	Director	Term: Indefinite Appointed: 9/22	Chief Operating Officer (January 2011 – September 2020) and Chief Financial Officer (November 2004 – September 2020), Charles Schwab Investment Management.	55	Director, Pacific Premier Bancorp, Pacific Premier Bank (2021 – present); Director, Charles Schwab Asset Management (Ireland) Ltd., & Charles Schwab Worldwide Funds plc. (2005 – 2020); Director, Rotaplast International, Inc. (non-profit providing free medical services to children worldwide) (2012 – 2018).
INTERESTED DIRECTORS(2)
Ellen M. Needham(3) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Director and President	Term: Indefinite Elected: 1/19	Chairman, SSGA Funds Management, Inc. (March 2020 – present); President and Director, SSGA Funds Management, Inc. (2001 – present)*; Senior Managing Director, State Street Global Advisors (1992 – present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 – present).	55	Board Director, SSGA SPDR ETFs Europe I, PLC (May 2020 – present); Board Director, SSGA SPDR ETFs Europe II, PLC (May 2020 – present).
(1)	Mr. Holland retired as a Director of the Company effective December 31, 2022.
(2)	The individual listed above is a Director who is an “interested person,” as defined in the 1940 Act, of the Company (“Interested Director”).
(3)	Ms. Needham is an Interested Director because of her employment by SSGA FM, an affiliate of the Company.
*	Served in various capacities and/or with various affiliated entities during noted time period.
†	For the purpose of determining the number of portfolios overseen by the Directors, “Fund Complex” comprises registered investment companies for which SSGA FM serves as Adviser.

Name, Address, and Year of Birth	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
OFFICERS:
Ellen M. Needham SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	President and Director	Term: Indefinite Served: since 4/20	Chairman, SSGA Funds Management, Inc. (March 2020 – present); President and Director, SSGA Funds Management, Inc. (2001 – present)*; Senior Managing Director, State Street Global Advisors (1992 – present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 – present).

Bruce S. Rosenberg SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer	Term: Indefinite Served: since 4/19	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 – present); Director, Credit Suisse (April 2008 – July 2015).
22	Other Information

State Street Real Estate Securities V.I.S. Fund
Other Information, continued — December 31, 2022 (Unaudited)
Name, Address, and Year of Birth	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
OFFICERS: (continued)

Ann M. Carpenter SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Served: since 4/19	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 – present)*; Managing Director, State Street Global Advisors (2005 – present).*

Chad C. Hallett SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Served: since 4/19	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present).

Darlene Anderson-Vasquez SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Served: since 4/19	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 – present); Senior Vice President, John Hancock Investments (September 2007 – May 2016).

Arthur A. Jensen SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Served: since 4/19	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 – present).

David K. Lancaster SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1971	Assistant Treasurer	Term: Indefinite Served: since 11/20	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2017 – present); Assistant Vice President, State Street Bank and Trust Company (November 2011 – July 2017).*

Ryan Hill SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB:1982	Assistant Treasurer	Term: Indefinite Served: since 5/22	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2017 – present); Assistant Vice President, State Street Bank and Trust Company (May 2014 – May 2017).

John Bettencourt SSGA Funds Management, Inc. One Iron Street Boston MA 02210 YOB:1976	Assistant Treasurer	Term: Indefinite Served: since 5/22	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (March 2020 – present); Assistant Vice President, State Street Global Advisors (June 2007 – March 2020).
Other Information	23

State Street Real Estate Securities V.I.S. Fund
Other Information, continued — December 31, 2022 (Unaudited)
Name, Address, and Year of Birth	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
OFFICERS: (continued)

Brian Harris SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Served: since 6/16 Term: Indefinite Served: since 4/19	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 – present).*

Sean O’Malley SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Chief Legal Officer	Term: Indefinite Served: since 8/19	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 – present).

David Barr SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Secretary	Term: Indefinite Served: since 9/20	Vice President and Senior Counsel, State Street Global Advisors (October 2019 – present); Vice President and Counsel, Eaton Vance Corp. (October 2010 – October 2019).

David Urman SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1985	Assistant Secretary	Term: Indefinite Served: since 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 – present); Vice President and Counsel, State Street Global Advisors (August 2015 – April 2019); Associate, Ropes & Gray LLP (November 2012 – August 2015).

*	Served in various capacities and/or with various affiliated entities during noted time period.
24	Other Information

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Directors
Michael F. Holland
Patrick J. Riley
John R. Costantino
Donna M. Rapaccioli
Michael A. Jessee
Richard D. Shirk
Ellen M. Needham
Margaret McLaughlin
George M. Pereira
Officers
Ellen M. Needham, President
Brian Harris, Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer
Sean O’Malley, Chief Legal Officer
Bruce S. Rosenberg, Treasurer
Ann M. Carpenter, Vice President and Deputy Treasurer
Chad C. Hallett, Deputy Treasurer
Arthur A. Jensen, Deputy Treasurer
Darlene Anderson-Vasquez, Deputy Treasurer
David Lancaster, Assistant Treasurer
Ryan Hill, Assistant Treasurer
John Bettencourt, Assistant Treasurer
David Barr, Secretary
David Urman, Assistant Secretary
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, Massachusetts 02210
Custodian and Sub-Administrator
State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, Massachusetts 02210
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Annual Report
December 31, 2022
State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Annual Report
December 31, 2022

This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract’s current prospectus and the current summary prospectus of the Fund available for investments thereunder.

[This page intentionally left blank]

State Street Total Return V.I.S. Fund
Notes to Performance — December 31, 2022 (Unaudited)
The information provided on the performance page relates to the State Street Total Return V.I.S Fund (the “Fund”).
Total return performance shown in this report for the Fund takes into account changes in share price and assumes reinvestment of dividends and capital gains distributions, if any. Total returns shown are net of Fund fees and expenses but do not reflect fees and charges associated with the variable contracts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the Fund’s total returns for all periods shown.
The performance data quoted represents past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods less than one year are not annualized. Please call toll-free (800) 242-0134 or visit the Fund’s website at www.ssga.com for the most recent month-end performance data.
An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. An investment in the Fund is subject to risk, including possible loss of principal invested.
The S&P 500® Index is an unmanaged, market capitalization-weighted index of stocks of 500 large U.S. companies, which is widely used as a measure of large-cap U.S. stock market performance.
The MSCI All Country World Index ex-U.S. (“MSCI® ACWI ex-U.S.”) is a market-capitalization weighted index designed to provide a broad measure of stock performance throughout the world, with the exception of U.S.-based companies. The MSCI® ACWI ex-U.S. Index includes both developed and emerging markets.
The Bloomberg U.S. Aggregate Bond Index is an unmanaged market value-weighted index of taxable investment grade debt issues, including government, corporate, asset-backed and mortgage-backed securities, with maturities of one year or more. This index is designed to represent the performance of the U.S. investment-grade first rate bond market.
The results shown for the foregoing indices assume the reinvestment of net dividends or interest and do not reflect fees, expenses, or taxes. As such, the index returns do not reflect the actual cost of investing in the instruments that comprise each index.
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice.

State Street Global Advisors Funds Distributors, LLC, member of FINRA & SIPC is the principal underwriter and distributor of the State Street Total Return V.I.S. Fund and an indirect wholly-owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The Funds pay State Street Bank and Trust Company for its services as custodian and Fund Accounting agent, and pay SSGA Funds Management, Inc. ("SSGA FM" or the "Adviser") for investment advisory and administrative services.
Notes to Performance	1

State Street Total Return V.I.S. Fund
Management's Discussion of Fund Performance — December 31, 2022 (Unaudited)
The State Street Total Return V.I.S. Fund (the “Fund”) seeks the highest total return, composed of current income and capital appreciation, as is consistent with prudent investment risk. The Fund’s benchmark is the S&P 500 Index, MSCI ACWI ex USA Index, Bloomberg U.S. Aggregate Bond Index (the “Indices”).
For the 12-month period ended December 31, 2022 (the “Reporting Period”), the total return for the Fund’s Class 1 and Class 3 Shares were -16.51% and -16.72% respectively. The total return for the S&P 500 Index was -18.11%. The total return for the MSCI ACWI ex-U.S. Index was -16.00%. The total return for the Bloomberg U.S. Aggregate Bond Index was -13.01%. The Fund and Indices’ returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.
Strategic asset allocation investment exposures, positioning within fixed income and allocations to commodity markets were primary drivers of Fund performance during the Reporting Period relative to the Index.
Strategic asset allocation decisions to incorporate broader diversification into the Fund than was represented in the composite benchmark detracted from the Fund’s performance. Specifically, allocations to U.S. Small Cap Equities and non-U.S. developed market government bond exposure delivered relatively weak performance and acted as a drag on Fund performance. U.S. Small Cap Equities fared poorly at the very beginning of the year as the Federal Reserve was pivoting to focus on inflation and interest rates were starting to rise quickly. Non-U.S. government bonds underperformed on a relative basis, largely due to foreign exchange effects as the US dollar advanced swiftly for much of the year.
Positioning within fixed income also detracted from results primarily due to an overweight position in long-term government bonds. Though our fixed income models correctly anticipated the overall change in the shape of the yield curve (towards a flattening, or inverting, curve), from a directional perspective our expectations for steady to, at times, lower long-term interest rates, led to relative underperformance as rising inflation and sharply tighter monetary policy consistently pushed interest rates higher across the curve.
An overweight allocation to commodities was a large driver of positive relative results. The allocation, which was driven by a combination of quantitative and discretionary views, bolstered results as the Russian invasion of Ukraine negatively impacted the supply of commodities and drove prices higher. Despite the favorable impact of commodities, this driver was more than offset by other detractors as noted above.
The Fund used equity futures contracts in order to equitize cash in the portfolio and To-Be-Announced securities ("TBAs") to gain cost effective exposure to mortgage-backed securities during the Reporting Period. The Fund’s use of derivatives did not have a material impact on Fund performance.
On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the Reporting Period were investments in commodities and cash. The top negative contributors to the Fund’s performance on an absolute basis during the Reporting Period were U.S. Large Cap Equity, U.S. Fixed Income and International Developed Equity.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
2	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Performance Summary — December 31, 2022 (Unaudited)
Sector Allocation
Portfolio composition as a % of Fair Value of $1,350,487 (in thousands) as of December 31, 2022 (a)(b)
Top Ten Largest Holdings
as of December 31, 2022 (as a % of Fair Value) (a)(b)
SPDR Portfolio Aggregate Bond ETF	4.94%
SPDR Bloomberg International Treasury Bond ETF	3.99%
SPDR Portfolio Long Term Treasury ETF	3.28%
Apple Inc.	1.46%
Microsoft Corp.	1.34%
SPDR Bloomberg High Yield Bond ETF	1.00%
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	0.93%
Amazon.com Inc.	0.56%
Nestle S.A.	0.48%
Berkshire Hathaway Inc., Class B	0.42%
Average Annual Total Return for the years ended December 31, 2022
Class 1 Shares (Inception date: 7/1/85)
	One Year	Five Year	Ten Year	Ending Value of a $10,000 Investment
State Street Total Return V.I.S. Fund	(16.51)%	1.81%	4.87%	$16,086
S&P 500® Index	(18.11)%	9.43%	12.56%	$32,654
Bloomberg U.S. Aggregate Bond Index	(13.01)%	0.02%	1.06%	$11,108
MSCI All Country World ex.-U.S.	(16.00)%	0.88%	3.80%	$14,520
Class 3 Shares (Inception date: 5/1/06)
	One Year	Five Year	Ten Year	Ending Value of a $10,000 Investment
State Street Total Return V.I.S. Fund	(16.72)%	1.55%	4.61%	$15,693
S&P 500® Index	(18.11)%	9.43%	12.56%	$32,654
Bloomberg U.S. Aggregate Bond Index	(13.01)%	0.02%	1.06%	$11,108
MSCI All Country World ex.-U.S.	(16.00)%	0.88%	3.80%	$14,520

(a)	Fair Value basis is inclusive of a short-term investment in the State Street Institutional U.S. Government Money Market Fund - Class G Shares.
(b)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.
State Street Total Return V.I.S. Fund	3

State Street Total Return V.I.S. Fund
Performance Summary, continued — December 31, 2022 (Unaudited)
Class 1 Shares
Change in Value of a $10,000 Investment
Yearly periods ended December 31
Class 3 Shares
Change in Value of a $10,000 Investment
Yearly periods ended December 31

See Notes to Performance beginning on page 1 for further information.
Past performance does not predict future performance. The performance shown in the graphs and tables does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares and does not reflect the fees or charges that would be associated with variable contracts through which shares of the Fund are offered.
4	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Understanding Your Fund’s Expenses — December 31, 2022 (Unaudited)
As a shareholder of the Fund, you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended December 31, 2022.
Actual Expenses
The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. Additionally, the expenses shown do not reflect the fees or charges associated with variable contracts through which shares of the Fund are offered.
Class 1	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Begining Account Value July 1, 2022	$1,000.00	$1,000.00
Ending Account Value December 31, 2022	$1,001.40	$1,021.90
Expenses Paid During Period*	$ 3.28	$ 3.31
Class 3	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Begining Account Value July 1, 2022	$1,000.00	$1,000.00
Ending Account Value December 31, 2022	$1,000.40	$1,020.70
Expenses Paid During Period	$ 4.54	$ 4.58
*	Expenses are equal to the Fund's annualized expense ratio of 0.65% for Class 1 and 0.90% for Class 3 (for the period July 1, 2022 - December 31, 2022), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
**	May differ from expense ratio disclosed in the financial highlights, which is calculated based on the entire fiscal year's data.

State Street Total Return V.I.S. Fund	5

State Street Total Return V.I.S. Fund
Schedule of Investments — December 31, 2022
	Number of Shares	Fair Value
Domestic Equity - 31.0% †
Common Stock - 31.0%
Advertising - 0.0%*
AdTheorent Holding Co. Inc. (a)	221	$ 367
Advantage Solutions Inc. (a)	2,685	5,585
Boston Omaha Corp., Class A (a)	663	17,570
Cardlytics Inc. (a)	1,112	6,427
Clear Channel Outdoor Holdings Inc. (a)	10,587	11,116
Integral Ad Science Holding Corp. (a)	1,256	11,040
Loyalty Ventures Inc. (a)	1,168	2,815
Magnite Inc. (a)	3,719	39,384
Omnicom Group Inc.	1,927	157,185
PubMatic Inc., Class A (a)	1,412	18,088
Stagwell Inc. (a)	2,202	13,674
TechTarget Inc. (a)	775	34,147
The Interpublic Group of Companies Inc.	3,842	127,977
Thryv Holdings Inc. (a)	854	16,226
		461,601
Aerospace & Defense - 0.6%
AAR Corp. (a)	961	43,149
Aerojet Rocketdyne Holdings Inc. (a)	2,278	127,409
Aerovironment Inc. (a)	704	60,305
AerSale Corp. (a)	506	8,207
Archer Aviation Inc., Class A (a)	4,095	7,658
Astra Space Inc. (a)	4,212	1,827
Astronics Corp. (a)	804	8,281
Axon Enterprise Inc. (a)	700	116,151
BWX Technologies Inc.	1,000	58,080
Cadre Holdings Inc.	528	10,634
Curtiss-Wright Corp.	400	66,796
Ducommun Inc. (a)	318	15,887
General Dynamics Corp.	2,415	599,186
HEICO Corp.	500	76,820
HEICO Corp., Class A	700	83,895
Hexcel Corp.	800	47,080
Howmet Aerospace Inc.	3,897	153,581
Huntington Ingalls Industries Inc.	400	92,272
Kaman Corp.	778	17,349
Kratos Defense & Security Solutions Inc. (a)	3,494	36,058
L3Harris Technologies Inc.	1,980	412,256
Lockheed Martin Corp.	2,362	1,149,089
Maxar Technologies Inc.	2,095	108,395
Mercury Systems Inc. (a)	600	26,844
Momentus Inc. (a)	1,430	1,115
Moog Inc., Class A	819	71,875
	Number of Shares	Fair Value
National Presto Industries Inc.	162	$ 11,091
Northrop Grumman Corp.	1,471	802,592
Park Aerospace Corp.	620	8,314
Parsons Corp. (a)	957	44,261
Raytheon Technologies Corp.	14,986	1,512,387
Redwire Corp. (a)	1,127	2,232
Rocket Lab USA Inc. (a)	6,053	22,820
Spirit AeroSystems Holdings Inc., Class A	1,100	32,560
Terran Orbital Corp. (a)	618	976
Textron Inc.	1,971	139,547
The Boeing Co. (a)	5,546	1,056,458
TransDigm Group Inc.	518	326,159
Triumph Group Inc. (a)	1,791	18,841
V2X Inc. (a)	363	14,988
Virgin Galactic Holdings Inc. (a)	6,443	22,422
Woodward Inc.	700	67,627
		7,483,474
Agricultural & Farm Machinery - 0.1%
AGCO Corp.	623	86,404
Deere & Co.	2,822	1,209,961
Hydrofarm Holdings Group Inc. (a)	1,188	1,841
Lindsay Corp.	314	51,135
The Toro Co.	1,068	120,897
Titan International Inc. (a)	1,428	21,877
		1,492,115
Agricultural Products - 0.1%
Alico Inc.	186	4,440
AppHarvest Inc. (a)	2,309	1,310
Archer-Daniels-Midland Co.	5,572	517,360
Benson Hill Inc. (a)	5,730	14,612
Bunge Ltd.	1,437	143,369
Darling Ingredients Inc. (a)	1,600	100,144
Fresh Del Monte Produce Inc.	856	22,419
Ingredion Inc.	744	72,860
Local Bounti Corp. (a)	1,092	1,518
		878,032
Air Freight & Logistics - 0.2%
Air Transport Services Group Inc. (a)	1,680	43,646
Atlas Air Worldwide Holdings Inc. (a)	802	80,842
CH Robinson Worldwide Inc.	1,269	116,190
Expeditors International of Washington Inc.	1,701	176,768
FedEx Corp.	2,372	410,831
Forward Air Corp.	770	80,765
GXO Logistics Inc. (a)	773	32,999
Hub Group Inc., Class A (a)	927	73,687

See Notes to Schedule of Investments and Notes to Financial Statements.
6	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2022
	Number of Shares	Fair Value
Radiant Logistics Inc. (a)	1,167	$ 5,940
United Parcel Service Inc., Class B	7,392	1,285,025
		2,306,693
Airlines - 0.1%
Alaska Air Group Inc. (a)	1,421	61,018
Allegiant Travel Co. (a)	438	29,780
American Airlines Group Inc. (a)	6,600	83,952
Blade Air Mobility Inc. (a)	1,766	6,322
Delta Air Lines Inc. (a)	6,357	208,891
Frontier Group Holdings Inc. (a)	1,232	12,653
Hawaiian Holdings Inc. (a)	1,408	14,446
JetBlue Airways Corp. (a)	3,200	20,736
Joby Aviation Inc. (a)	7,054	23,631
SkyWest Inc. (a)	1,403	23,163
Southwest Airlines Co. (a)	5,962	200,741
Spirit Airlines Inc.	3,113	60,641
Sun Country Airlines Holdings Inc. (a)	919	14,575
United Airlines Holdings Inc. (a)	3,366	126,898
Wheels Up Experience Inc. (a)	5,624	5,793
		893,240
Alternative Carriers - 0.0%*
Anterix Inc. (a)	405	13,029
Bandwidth Inc., Class A (a)	738	16,937
Charge Enterprises Inc. (a)	3,596	4,459
Cogent Communications Holdings Inc.	1,230	70,208
EchoStar Corp., Class A (a)	929	15,496
Globalstar Inc. (a)	19,323	25,699
Iridium Communications Inc. (a)	3,589	184,475
Liberty Latin America Ltd., Class A (a)	1,241	9,345
Liberty Latin America Ltd., Class C (a)	4,207	31,973
Lumen Technologies Inc.	11,354	59,268
		430,889
Aluminum - 0.0%*
Alcoa Corp.	1,958	89,030
Arconic Corp. (a)	2,933	62,062
Century Aluminum Co. (a)	1,663	13,604
Kaiser Aluminum Corp.	449	34,106
United Co. RUSAL International PJSC (a)(b)**	55,670	—
		198,802
	Number of Shares	Fair Value
Apparel Retail - 0.2%
Abercrombie & Fitch Co., Class A (a)	1,404	$ 32,166
American Eagle Outfitters Inc.	4,408	61,536
Boot Barn Holdings Inc. (a)	841	52,579
Burlington Stores Inc. (a)	635	128,753
Caleres Inc.	987	21,990
Chico's FAS Inc. (a)	3,421	16,831
Citi Trends Inc. (a)	253	6,699
Designer Brands Inc., Class A	1,555	15,208
Destination XL Group Inc. (a)	1,836	12,393
Express Inc. (a)	1,787	1,823
Foot Locker Inc.	2,341	88,466
Genesco Inc. (a)	363	16,705
Guess? Inc.	951	19,676
Ross Stores Inc.	3,485	404,504
Shoe Carnival Inc.	470	11,238
The Buckle Inc.	857	38,865
The Cato Corp., Class A	553	5,159
The Children's Place Inc. (a)	364	13,257
The Gap Inc.	2,547	28,730
The TJX Companies Inc.	11,753	935,539
Tilly's Inc., Class A (a)	673	6,091
Torrid Holdings Inc. (a)	662	1,960
Urban Outfitters Inc. (a)	1,819	43,383
Victoria's Secret & Co. (a)	739	26,441
Zumiez Inc. (a)	516	11,218
		2,001,210
Apparel, Accessories & Luxury Goods - 0.0%*
Carter's Inc.	400	29,844
Columbia Sportswear Co.	200	17,516
Fossil Group Inc. (a)	1,488	6,413
G-III Apparel Group Ltd. (a)	1,211	16,603
Hanesbrands Inc.	3,800	24,168
Kontoor Brands Inc.	1,588	63,504
Movado Group Inc.	443	14,287
Oxford Industries Inc.	430	40,067
PLBY Group Inc. (a)	1,294	3,559
PVH Corp.	900	63,531
Ralph Lauren Corp.	300	31,701
Superior Group of Companies Inc.	483	4,859
Tapestry Inc.	2,774	105,634
Under Armour Inc., Class A (a)	2,700	27,432
Under Armour Inc., Class C (a)	1,400	12,488
VF Corp.	3,700	102,157
		563,763
Application Software - 0.9%
8x8 Inc. (a)	3,692	15,949
ACI Worldwide Inc. (a)	3,273	75,279
Adobe Inc. (a)	4,696	1,580,345

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	7

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2022
	Number of Shares	Fair Value
Agilysys Inc. (a)	561	$ 44,398
Alarm.com Holdings Inc. (a)	1,374	67,985
Alkami Technology Inc. (a)	1,197	17,464
Altair Engineering Inc., Class A (a)	1,486	67,568
Alteryx Inc., Class A (a)	400	20,268
American Software Inc., Class A	1,050	15,414
Amplitude Inc., Class A (a)	1,560	18,845
ANSYS Inc. (a)	871	210,425
Appfolio Inc., Class A (a)	544	57,327
AppLovin Corp., Class A (a)	1,600	16,848
Asana Inc., Class A (a)	2,078	28,614
Aspen Technology Inc. (a)	320	65,728
Autodesk Inc. (a)	2,174	406,255
Avaya Holdings Corp. (a)	3,470	680
AvePoint Inc. (a)	3,576	14,697
Benefitfocus Inc. (a)	758	7,929
Bentley Systems Inc., Class B	1,500	55,440
Bill.com Holdings Inc. (a)	1,092	118,984
Black Knight Inc. (a)	1,624	100,282
Blackbaud Inc. (a)	1,329	78,225
Blackline Inc. (a)	1,584	106,556
Blend Labs Inc., Class A (a)	6,194	8,919
Box Inc., Class A (a)	4,012	124,894
C3.ai Inc., Class A (a)	1,681	18,810
Cadence Design Systems Inc. (a)	2,751	441,921
CCC Intelligent Solutions Holdings Inc. (a)	2,000	17,400
Cerence Inc. (a)	1,098	20,346
Ceridian HCM Holding Inc. (a)	1,205	77,301
Cipher Mining Inc. (a)	887	497
Cleanspark Inc. (a)	1,691	3,450
Clear Secure Inc., Class A	1,772	48,606
Confluent Inc., Class A (a)	1,200	26,688
Consensus Cloud Solutions Inc. (a)	449	24,138
Couchbase Inc. (a)	881	11,682
Coupa Software Inc. (a)	1,059	83,841
CS Disco Inc. (a)	746	4,715
Cvent Holding Corp. (a)	1,528	8,251
Datadog Inc., Class A (a)	2,596	190,806
Digimarc Corp. (a)	364	6,730
Digital Turbine Inc. (a)	2,669	40,676
DocuSign Inc. (a)	2,189	121,314
Domo Inc., Class B (a)	837	11,919
DoubleVerify Holdings Inc. (a)	600	13,176
Dropbox Inc., Class A (a)	2,300	51,474
Duck Creek Technologies Inc. (a)	2,172	26,173
Dynatrace Inc. (a)	2,100	80,430
E2open Parent Holdings Inc. (a)	5,629	33,042
Ebix Inc.	757	15,110
	Number of Shares	Fair Value
eGain Corp. (a)	737	$ 6,655
Elastic N.V. (a)	600	30,900
Enfusion Inc., Class A (a)	804	7,775
EngageSmart Inc. (a)	964	16,966
Envestnet Inc. (a)	1,576	97,239
Everbridge Inc. (a)	1,122	33,189
EverCommerce Inc. (a)	764	5,684
Fair Isaac Corp. (a)	242	144,856
Five9 Inc. (a)	600	40,716
ForgeRock Inc., Class A (a)	940	21,404
Greenidge Generation Holdings Inc. (a)	162	47
Guidewire Software Inc. (a)	900	56,304
HubSpot Inc. (a)	458	132,422
Informatica Inc., Class A (a)	400	6,516
Instructure Holdings Inc. (a)	571	13,384
Intapp Inc. (a)	381	9,502
InterDigital Inc.	843	41,712
Intuit Inc.	2,754	1,071,912
Jamf Holding Corp. (a)	800	17,040
Latch Inc. (a)	4,097	2,908
LivePerson Inc. (a)	1,974	20,016
LiveRamp Holdings Inc. (a)	1,876	43,973
LiveVox Holdings Inc. (a)	397	1,179
Manhattan Associates Inc. (a)	631	76,603
Marathon Digital Holdings Inc. (a)	3,435	11,748
Matterport Inc. (a)	6,144	17,203
MeridianLink Inc. (a)	760	10,435
MicroStrategy Inc., Class A (a)	268	37,941
Mitek Systems Inc. (a)	1,393	13,498
Model N Inc. (a)	1,041	42,223
Momentive Global Inc. (a)	3,669	25,683
nCino Inc. (a)	700	18,508
NCR Corp. (a)	1,700	39,797
New Relic Inc. (a)	500	28,225
NextNav Inc. (a)	1,377	4,035
Nutanix Inc., Class A (a)	2,300	59,915
Olo Inc., Class A (a)	2,496	15,600
ON24 Inc. (a)	1,376	11,875
PagerDuty Inc. (a)	2,427	64,461
Palantir Technologies Inc., Class A (a)	18,129	116,388
Paycom Software Inc. (a)	535	166,016
Paycor HCM Inc. (a)	200	4,894
Paylocity Holding Corp. (a)	400	77,704
Pegasystems Inc.	400	13,696
PowerSchool Holdings Inc., Class A (a)	1,283	29,612
Procore Technologies Inc. (a)	700	33,026
PROS Holdings Inc. (a)	1,150	27,899
PTC Inc. (a)	1,048	125,802
Q2 Holdings Inc. (a)	1,587	42,643
Rimini Street Inc. (a)	1,572	5,989
RingCentral Inc., Class A (a)	1,100	38,940

See Notes to Schedule of Investments and Notes to Financial Statements.
8	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2022
	Number of Shares	Fair Value
Riot Blockchain Inc. (a)	3,938	$ 13,350
Roper Technologies Inc.	1,075	464,497
Salesforce Inc. (a)	9,621	1,275,648
ShotSpotter Inc. (a)	286	9,675
Smartsheet Inc., Class A (a)	1,400	55,104
Splunk Inc. (a)	1,610	138,605
Sprout Social Inc., Class A (a)	1,315	74,245
SPS Commerce Inc. (a)	1,042	133,824
Sumo Logic Inc. (a)	3,188	25,823
Synopsys Inc. (a)	1,484	473,826
The Trade Desk Inc., Class A (a)	4,511	202,228
Tyler Technologies Inc. (a)	404	130,254
Unity Software Inc. (a)	2,298	65,700
Upland Software Inc. (a)	1,029	7,337
UserTesting Inc. (a)	1,421	10,672
Verint Systems Inc. (a)	1,818	65,957
Veritone Inc. (a)	813	4,309
Viant Technology Inc., Class A (a)	600	2,412
WM Technology Inc. (a)	2,193	2,215
Workday Inc., Class A (a)	2,010	336,333
Workiva Inc. (a)	1,368	114,871
Yext Inc. (a)	3,183	20,785
Zeta Global Holdings Corp., Class A (a)	3,072	25,098
Zoom Video Communications Inc., Class A (a)	2,474	167,589
		11,506,829
Asset Management & Custody Banks - 0.3%
Affiliated Managers Group Inc.	400	63,372
Ameriprise Financial Inc.	1,067	332,232
Ares Management Corp., Class A	1,622	111,010
Artisan Partners Asset Management Inc., Class A	1,715	50,935
AssetMark Financial Holdings Inc. (a)	690	15,870
Associated Capital Group Inc., Class A	100	4,199
BlackRock Inc.	1,501	1,063,654
Blackstone Inc.	7,012	520,220
Blucora Inc. (a)	1,346	34,363
Blue Owl Capital Inc.	3,800	40,280
Brightsphere Investment Group Inc.	898	18,481
Cohen & Steers Inc.	723	46,677
Diamond Hill Investment Group Inc.	81	14,987
Federated Hermes Inc.	2,446	88,814
Focus Financial Partners Inc., Class A (a)	1,656	61,719
Franklin Resources Inc.	2,400	63,312
GCM Grosvenor Inc., Class A	1,381	10,509
	Number of Shares	Fair Value
Hamilton Lane Inc., Class A	1,009	$ 64,455
Invesco Ltd.	3,500	62,965
KKR & Company Inc.	5,705	264,826
Northern Trust Corp.	2,132	188,661
Sculptor Capital Management Inc.	798	6,911
SEI Investments Co.	1,000	58,300
Silvercrest Asset Management Group Inc., Class A	289	5,425
State Street Corp. (c)	3,761	291,741
StepStone Group Inc., Class A	1,514	38,122
T Rowe Price Group Inc.	2,257	246,148
The Bank of New York Mellon Corp.	7,406	337,121
The Carlyle Group Inc.	1,951	58,218
Victory Capital Holdings Inc., Class A	544	14,596
Virtus Investment Partners Inc.	197	37,714
WisdomTree Inc.	3,803	20,726
		4,236,563
Auto Parts & Equipment - 0.1%
American Axle & Manufacturing Holdings Inc. (a)	3,190	24,946
BorgWarner Inc.	2,486	100,061
Dana Inc.	3,685	55,754
Dorman Products Inc. (a)	753	60,895
Fox Factory Holding Corp. (a)	1,218	111,118
Gentex Corp.	2,658	72,484
Gentherm Inc. (a)	947	61,830
Holley Inc. (a)	1,728	3,663
LCI Industries	710	65,640
Lear Corp.	500	62,010
Luminar Technologies Inc. (a)	7,024	34,769
Modine Manufacturing Co. (a)	1,403	27,864
Motorcar Parts of America Inc. (a)	595	7,057
Patrick Industries Inc.	622	37,693
QuantumScape Corp. (a)	1,300	7,371
Solid Power Inc. (a)	4,423	11,234
Standard Motor Products Inc.	563	19,592
Stoneridge Inc. (a)	849	18,304
Visteon Corp. (a)	798	104,402
XPEL Inc. (a)	611	36,697
		923,384
Automobile Manufacturers - 0.3%
Canoo Inc. (a)	3,693	4,542
Cenntro Electric Group Ltd. (a)	6,503	2,861
Faraday Future Intelligent Electric Inc. (a)	3,333	968
Fisker Inc. (a)	4,599	33,435
Ford Motor Co.	39,591	460,443

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	9

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2022
	Number of Shares	Fair Value
General Motors Co.	14,627	$ 492,052
Lordstown Motors Corp., Class A (a)	5,128	5,846
Lucid Group Inc. (a)	6,100	41,663
Rivian Automotive Inc., Class A (a)	5,100	93,993
Tesla Inc. (a)	26,077	3,212,165
Thor Industries Inc.	434	32,763
Winnebago Industries Inc.	884	46,587
Workhorse Group Inc. (a)	4,845	7,364
		4,434,682
Automotive Retail - 0.1%
Advance Auto Parts Inc.	598	87,924
America's Car-Mart Inc. (a)	200	14,452
Arko Corp.	2,334	20,212
Asbury Automotive Group Inc. (a)	636	114,003
AutoNation Inc. (a)	382	40,989
AutoZone Inc. (a)	183	451,311
Camping World Holdings Inc., Class A	1,082	24,150
CarMax Inc. (a)	1,700	103,513
Carvana Co. (a)	1,013	4,802
EVgo Inc. (a)	2,251	10,062
Group 1 Automotive Inc.	405	73,050
Lithia Motors Inc.	300	61,422
Monro Inc.	908	41,042
Murphy USA Inc.	600	167,724
OneWater Marine Inc., Class A (a)	354	10,124
O'Reilly Automotive Inc. (a)	626	528,363
Penske Automotive Group Inc.	270	31,031
Sonic Automotive Inc., Class A	562	27,690
TravelCenters of America Inc. (a)	412	18,449
Volta Inc. (a)	3,818	1,357
		1,831,670
Biotechnology - 1.1%
2seventy bio Inc. (a)	1,247	11,684
4D Molecular Therapeutics Inc. (a)	941	20,900
Aadi Bioscience Inc. (a)	431	5,530
AbbVie Inc.	17,772	2,872,133
Absci Corp. (a)	1,564	3,284
ACADIA Pharmaceuticals Inc. (a)	3,423	54,494
Adicet Bio Inc. (a)	943	8,430
ADMA Biologics Inc. (a)	5,177	20,087
Aduro Biotech Inc. (a)	4,580	595
Aerovate Therapeutics Inc. (a)	277	8,116
Agenus Inc. (a)	9,150	21,960
Agios Pharmaceuticals Inc. (a)	1,551	43,552
	Number of Shares	Fair Value
Akero Therapeutics Inc. (a)	1,001	$ 54,855
Albireo Pharma Inc. (a)	568	12,274
Alector Inc. (a)	1,714	15,820
Allogene Therapeutics Inc. (a)	2,224	13,989
Allovir Inc. (a)	1,229	6,305
Alnylam Pharmaceuticals Inc. (a)	1,181	280,665
Alpine Immune Sciences Inc. (a)	639	4,697
ALX Oncology Holdings Inc. (a)	654	7,371
Amgen Inc.	5,329	1,399,609
Amicus Therapeutics Inc. (a)	7,902	96,483
AnaptysBio Inc. (a)	582	18,036
Anavex Life Sciences Corp. (a)	1,985	18,381
Anika Therapeutics Inc. (a)	458	13,557
Apellis Pharmaceuticals Inc. (a)	2,693	139,255
Arcellx Inc. (a)	822	25,466
Arcturus Therapeutics Holdings Inc. (a)	765	12,974
Arcus Biosciences Inc. (a)	1,460	30,193
Arcutis Biotherapeutics Inc. (a)	1,196	17,701
Arrowhead Pharmaceuticals Inc. (a)	2,949	119,611
Atara Biotherapeutics Inc. (a)	3,107	10,191
Aura Biosciences Inc. (a)	569	5,974
Avid Bioservices Inc. (a)	1,709	23,533
Avidity Biosciences Inc. (a)	1,664	36,924
Beam Therapeutics Inc. (a)	1,819	71,141
BeiGene Ltd. (a)	7,800	134,115
BioCryst Pharmaceuticals Inc. (a)	5,289	60,718
Biogen Inc. (a)	1,492	413,165
Biohaven Ltd. (a)	1,815	25,192
BioMarin Pharmaceutical Inc. (a)	1,889	195,493
Bioxcel Therapeutics Inc. (a)	514	11,041
Bluebird Bio Inc. (a)	2,343	16,214
Blueprint Medicines Corp. (a)	1,710	74,915
Bridgebio Pharma Inc. (a)	2,948	22,464
C4 Therapeutics Inc. (a)	1,389	8,195
CareDx Inc. (a)	1,416	16,157
Caribou Biosciences Inc. (a)	1,730	10,864
Catalyst Pharmaceuticals Inc. (a)	2,725	50,685
Celldex Therapeutics Inc. (a)	1,305	58,164
Celularity Inc. (a)	250	322
Century Therapeutics Inc. (a)	612	3,140
Cerevel Therapeutics Holdings Inc. (a)	1,544	48,698
Chimerix Inc. (a)	2,491	4,633
Chinook Therapeutics Inc. (a)	1,486	38,933
Cogent Biosciences Inc. (a)	1,787	20,658
Coherus Biosciences Inc. (a)	2,114	16,743

See Notes to Schedule of Investments and Notes to Financial Statements.
10	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2022
	Number of Shares	Fair Value
Crinetics Pharmaceuticals Inc. (a)	1,480	$ 27,084
CTI BioPharma Corp. (a)	3,123	18,769
Cullinan Oncology Inc. (a)	985	10,392
Cytokinetics Inc. (a)	2,351	107,723
Day One Biopharmaceuticals Inc. (a)	774	16,656
Deciphera Pharmaceuticals Inc. (a)	1,256	20,586
Denali Therapeutics Inc. (a)	3,124	86,878
Design Therapeutics Inc. (a)	1,140	11,696
Dynavax Technologies Corp. (a)	3,357	35,718
Dyne Therapeutics Inc. (a)	996	11,544
Eagle Pharmaceuticals Inc. (a)	345	10,084
Editas Medicine Inc. (a)	1,926	17,084
Eiger BioPharmaceuticals Inc. (a)	1,294	1,527
Emergent BioSolutions Inc. (a)	1,399	16,522
Enanta Pharmaceuticals Inc. (a)	549	25,539
Enochian Biosciences Inc. (a)	1,151	1,186
EQRx Inc. (a)	5,583	13,734
Erasca Inc. (a)	2,144	9,241
Exact Sciences Corp. (a)	1,500	74,265
Exelixis Inc. (a)	2,400	38,496
Fate Therapeutics Inc. (a)	2,363	23,843
FibroGen Inc. (a)	2,479	39,714
Foghorn Therapeutics Inc. (a)	650	4,147
Generation Bio Co. (a)	1,644	6,461
Geron Corp. (a)	10,073	24,377
Gilead Sciences Inc.	12,655	1,086,432
Gossamer Bio Inc. (a)	2,096	4,548
GreenLight Biosciences Holdings PBC (a)	232	274
Halozyme Therapeutics Inc. (a)	3,823	217,529
Heron Therapeutics Inc. (a)	3,352	8,380
HilleVax Inc. (a)	375	6,274
Horizon Therapeutics PLC (a)	2,309	262,764
Humacyte Inc. (a)	409	863
Icosavax Inc. (a)	638	5,066
Ideaya Biosciences Inc. (a)	987	17,934
IGM Biosciences Inc. (a)	298	5,069
Imago Biosciences Inc. (a)	740	26,603
ImmunityBio Inc. (a)	2,688	13,628
ImmunoGen Inc. (a)	6,066	30,087
Immunovant Inc. (a)	1,111	19,720
Incyte Corp. (a)	1,846	148,271
Inhibrx Inc. (a)	818	20,155
Inovio Pharmaceuticals Inc. (a)	7,287	11,368
Insmed Inc. (a)	3,880	77,522
Instil Bio Inc. (a)	2,220	1,399
Intellia Therapeutics Inc. (a)	2,347	81,887
	Number of Shares	Fair Value
Intercept Pharmaceuticals Inc. (a)	802	$ 9,921
Invivyd Inc. (a)	1,522	2,283
Ionis Pharmaceuticals Inc. (a)	1,500	56,655
Iovance Biotherapeutics Inc. (a)	4,257	27,202
Ironwood Pharmaceuticals Inc. (a)	3,887	48,160
iTeos Therapeutics Inc. (a)	675	13,183
IVERIC bio Inc. (a)	3,775	80,823
Janux Therapeutics Inc. (a)	544	7,164
Jounce Therapeutics Inc. (a)	1,241	1,377
KalVista Pharmaceuticals Inc. (a)	772	5,219
Karuna Therapeutics Inc. (a)	858	168,597
Karyopharm Therapeutics Inc. (a)	2,418	8,221
Keros Therapeutics Inc. (a)	559	26,843
Kezar Life Sciences Inc. (a)	1,549	10,905
Kiniksa Pharmaceuticals Ltd., Class A (a)	1,014	15,190
Kinnate Biopharma Inc. (a)	962	5,868
Kodiak Sciences Inc. (a)	1,076	7,704
Kronos Bio Inc. (a)	1,217	1,972
Krystal Biotech Inc. (a)	607	48,087
Kura Oncology Inc. (a)	1,787	22,177
Kymera Therapeutics Inc. (a)	1,065	26,582
Legend Biotech Corp. ADR (a)	700	34,944
Lexicon Pharmaceuticals Inc. (a)	2,184	4,171
Lyell Immunopharma Inc. (a)	4,819	16,722
MacroGenics Inc. (a)	1,842	12,360
Madrigal Pharmaceuticals Inc. (a)	357	103,619
MannKind Corp. (a)	7,042	37,111
MeiraGTx Holdings PLC (a)	960	6,259
Mersana Therapeutics Inc. (a)	2,915	17,082
MiMedx Group Inc. (a)	3,609	10,033
Mirati Therapeutics Inc. (a)	300	13,593
Mirum Pharmaceuticals Inc. (a)	523	10,198
Moderna Inc. (a)	3,408	612,145
Monte Rosa Therapeutics Inc. (a)	929	7,070
Morphic Holding Inc. (a)	718	19,206
Myriad Genetics Inc. (a)	2,260	32,793
Natera Inc. (a)	1,300	52,221
Neurocrine Biosciences Inc. (a)	1,000	119,440
Nkarta Inc. (a)	1,076	6,445
Novavax Inc. (a)	800	8,224
Nurix Therapeutics Inc. (a)	1,506	16,536
Nuvalent Inc., Class A (a)	522	15,545
Ocugen Inc. (a)	7,212	9,376
Organogenesis Holdings Inc. (a)	2,288	6,155

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	11

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2022
	Number of Shares	Fair Value
Outlook Therapeutics Inc. (a)	3,310	$ 3,575
Pardes Biosciences Inc. (a)	688	1,163
PepGen Inc. (a)	208	2,781
PMV Pharmaceuticals Inc. (a)	1,238	10,771
Point Biopharma Global Inc. (a)	2,494	18,181
Praxis Precision Medicines Inc. (a)	1,064	2,532
Precigen Inc. (a)	4,200	6,384
Prometheus Biosciences Inc. (a)	999	109,890
Protagonist Therapeutics Inc. (a)	1,523	16,616
PTC Therapeutics Inc. (a)	2,010	76,722
Rallybio Corp. (a)	472	3,101
RAPT Therapeutics Inc. (a)	870	17,226
Recursion Pharmaceuticals Inc., Class A (a)	3,871	29,845
Regeneron Pharmaceuticals Inc. (a)	1,070	771,994
REGENXBIO Inc. (a)	1,129	25,606
Relay Therapeutics Inc. (a)	2,169	32,405
Replimune Group Inc. (a)	1,017	27,662
REVOLUTION Medicines Inc. (a)	2,172	51,737
Rigel Pharmaceuticals Inc. (a)	6,097	9,145
Rocket Pharmaceuticals Inc. (a)	1,295	25,343
Sage Therapeutics Inc. (a)	1,486	56,676
Sana Biotechnology Inc. (a)	3,017	11,917
Sangamo Therapeutics Inc. (a)	4,013	12,601
Sarepta Therapeutics Inc. (a)	900	116,622
Seagen Inc. (a)	1,300	167,063
Seres Therapeutics Inc. (a)	2,213	12,393
Sorrento Therapeutics Inc. (a)	12,998	11,516
SpringWorks Therapeutics Inc. (a)	974	25,334
Stoke Therapeutics Inc. (a)	721	6,655
Sutro Biopharma Inc. (a)	1,326	10,714
Syndax Pharmaceuticals Inc. (a)	1,503	38,251
Talaris Therapeutics Inc. (a)	1,022	1,042
Tango Therapeutics Inc. (a)	1,381	10,012
Tenaya Therapeutics Inc. (a)	791	1,590
TG Therapeutics Inc. (a)	3,761	44,493
Travere Therapeutics Inc. (a)	1,723	36,235
Twist Bioscience Corp. (a)	1,594	37,953
Tyra Biosciences Inc. (a)	583	4,431
Ultragenyx Pharmaceutical Inc. (a)	700	32,431
United Therapeutics Corp. (a)	411	114,295
Vanda Pharmaceuticals Inc. (a)	1,539	11,373
Vaxart Inc. (a)	4,149	3,987
Vaxcyte Inc. (a)	1,932	92,639
	Number of Shares	Fair Value
VBI Vaccines Inc. (a)	5,711	$ 2,234
Vera Therapeutics Inc. (a)	426	8,243
Veracyte Inc. (a)	2,043	48,480
Vericel Corp. (a)	1,333	35,111
Vertex Pharmaceuticals Inc. (a)	2,581	745,341
Verve Therapeutics Inc. (a)	1,282	24,807
Vir Biotechnology Inc. (a)	2,067	52,316
Viridian Therapeutics Inc. (a)	1,086	31,722
VistaGen Therapeutics Inc. (a)	6,880	709
Xencor Inc. (a)	1,634	42,549
Y-mAbs Therapeutics Inc. (a)	1,239	6,046
Zentalis Pharmaceuticals Inc. (a)	1,316	26,504
		14,327,663
Brewers - 0.0%*
Molson Coors Beverage Co., Class B	1,800	92,736
The Boston Beer Company Inc., Class A (a)	114	37,565
		130,301
Broadcasting - 0.0%*
AMC Networks Inc., Class A (a)	835	13,084
Audacy Inc. (a)	5,877	1,323
Cumulus Media Inc., Class A (a)	526	3,266
Entravision Communications Corp., Class A	1,898	9,110
Fox Corp., Class A	2,800	85,036
Fox Corp., Class B	1,800	51,210
Gray Television Inc.	2,310	25,849
iHeartMedia Inc., Class A (a)	3,391	20,787
Nexstar Media Group Inc.	324	56,710
Paramount Global, Class B	6,004	101,348
Sinclair Broadcast Group Inc., Class A	1,116	17,309
TEGNA Inc.	6,398	135,574
The EW Scripps., Class A (a)	1,639	21,618
Urban One Inc. (a)	835	3,247
		545,471
Building Products - 0.2%
A O Smith Corp.	1,106	63,307
AAON Inc.	1,257	94,677
Advanced Drainage Systems Inc.	700	57,379
American Woodmark Corp. (a)	464	22,671
Apogee Enterprises Inc.	627	27,876
Armstrong World Industries Inc.	600	41,154
Builders FirstSource Inc. (a)	1,600	103,808
Carlisle Companies Inc.	480	113,112

See Notes to Schedule of Investments and Notes to Financial Statements.
12	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2022
	Number of Shares	Fair Value
Carrier Global Corp.	8,492	$ 350,295
CSW Industrials Inc.	416	48,227
Fortune Brands Innovations Inc.	1,435	81,953
Gibraltar Industries Inc. (a)	903	41,430
Griffon Corp.	1,310	46,885
Insteel Industries Inc.	515	14,173
Janus International Group Inc. (a)	2,293	21,829
JELD-WEN Holding Inc. (a)	2,340	22,581
Johnson Controls International PLC	6,995	447,680
Lennox International Inc.	300	71,769
Masco Corp.	2,300	107,341
Masonite International Corp. (a)	633	51,026
Masterbrand Inc. (a)	1,435	10,834
Owens Corning	999	85,215
PGT Innovations Inc. (a)	1,631	29,293
Quanex Building Products Corp.	927	21,951
Resideo Technologies Inc. (a)	4,131	67,955
Simpson Manufacturing Company Inc.	1,244	110,293
The AZEK Company Inc. (a)	1,400	28,448
Trex Company Inc. (a)	996	42,161
UFP Industries Inc.	1,718	136,151
View Inc. (a)	3,430	3,310
Zurn Water Solutions Corp.	3,557	75,231
		2,440,015
Cable & Satellite - 0.2%
Altice USA Inc., Class A (a)	700	3,220
Cable One Inc.	43	30,610
Charter Communications Inc., Class A (a)	1,091	369,958
Comcast Corp., Class A	43,389	1,517,313
DISH Network Corp., Class A (a)	3,100	43,524
Liberty Broadband Corp., Class A (a)	400	30,340
Liberty Broadband Corp., Class C (a)	1,100	83,897
Liberty Media Corp-Liberty SiriusXM, Class A (a)	500	19,655
Liberty Media Corp-Liberty SiriusXM, Class C (a)	1,797	70,317
Sirius XM Holdings Inc.	6,300	36,792
WideOpenWest Inc. (a)	1,477	13,456
		2,219,082
Casinos & Gaming - 0.1%
Accel Entertainment Inc. (a)	1,575	12,128
Bally's Corp. (a)	1,019	19,748
Boyd Gaming Corp.	600	32,718
Caesars Entertainment Inc. (a)	2,059	85,654
	Number of Shares	Fair Value
Century Casinos Inc. (a)	963	$ 6,770
Churchill Downs Inc.	400	84,572
DraftKings Inc., Class A (a)	2,700	30,753
Everi Holdings Inc. (a)	2,444	35,071
Full House Resorts Inc. (a)	993	7,467
Golden Entertainment Inc. (a)	564	21,094
Inspired Entertainment Inc. (a)	674	8,540
International Game Technology PLC	2,808	63,685
Las Vegas Sands Corp. (a)	3,259	156,660
Light & Wonder Inc. (a)	2,715	159,099
MGM Resorts International	3,200	107,296
Monarch Casino & Resort Inc. (a)	376	28,911
Penn Entertainment Inc. (a)	1,900	56,430
Red Rock Resorts Inc., Class A	1,448	57,934
Rush Street Interactive Inc. (a)	1,976	7,094
Wynn Resorts Ltd. (a)	1,070	88,243
		1,069,867
Coal & Consumable Fuels - 0.0%*
Arch Resources Inc.	435	62,114
Centrus Energy Corp., Class A (a)	344	11,173
CONSOL Energy Inc.	981	63,765
Energy Fuels Inc. (a)	4,392	27,274
Enviva Inc.	300	15,891
NACCO Industries Inc., Class A	117	4,446
Peabody Energy Corp. (a)	3,375	89,168
Ur-Energy Inc. (a)	6,373	7,329
		281,160
Commercial Printing - 0.0%*
Brady Corp., Class A	1,302	61,324
Deluxe Corp.	1,211	20,563
Ennis Inc.	703	15,579
Quad/Graphics Inc. (a)	943	3,847
		101,313
Commodity Chemicals - 0.1%
AdvanSix Inc.	769	29,237
Cabot Corp.	1,596	106,677
Dow Inc.	7,186	362,103
Hawkins Inc.	543	20,960
Koppers Holdings Inc.	564	15,905
Kronos Worldwide Inc.	783	7,360
LyondellBasell Industries N.V., Class A	2,634	218,701
Mativ Holdings Inc.	1,537	32,123
Olin Corp.	1,490	78,881
Origin Materials Inc. (a)	2,909	13,410
PureCycle Technologies Inc. (a)	2,965	20,043

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	13

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2022
	Number of Shares	Fair Value
Tredegar Corp.	871	$ 8,902
Trinseo PLC	981	22,278
Valvoline Inc.	1,500	48,975
Westlake Corp.	300	30,762
		1,016,317
Communications Equipment - 0.3%
Adtran Holdings Inc.	1,997	37,524
Arista Networks Inc. (a)	2,453	297,671
Aviat Networks Inc. (a)	355	11,072
Calix Inc. (a)	1,629	111,472
Cambium Networks Corp. (a)	346	7,498
Casa Systems Inc. (a)	1,006	2,746
Ciena Corp. (a)	1,379	70,301
Cisco Systems Inc.	41,856	1,994,020
Clearfield Inc. (a)	327	30,784
CommScope Holding Company Inc. (a)	5,837	42,902
Comtech Telecommunications Corp.	805	9,773
Digi International Inc. (a)	969	35,417
DZS Inc. (a)	527	6,682
Extreme Networks Inc. (a)	3,612	66,136
F5 Inc. (a)	600	86,106
Harmonic Inc. (a)	2,606	34,139
Infinera Corp. (a)	5,370	36,194
Inseego Corp. (a)	2,591	2,183
Juniper Networks Inc.	3,455	110,422
Lumentum Holdings Inc. (a)	500	26,085
Motorola Solutions Inc.	1,629	419,810
NETGEAR Inc. (a)	785	14,216
NetScout Systems Inc. (a)	1,953	63,492
Ondas Holdings Inc. (a)	995	1,582
Ribbon Communications Inc. (a)	2,211	6,169
Ubiquiti Inc.	100	27,353
ViaSat Inc. (a)	400	12,660
Viavi Solutions Inc. (a)	6,507	68,388
		3,632,797
Computer & Electronics Retail - 0.0%*
Best Buy Company Inc.	1,938	155,447
Conn's Inc. (a)	364	2,505
GameStop Corp., Class A (a)	2,800	51,688
Rent-A-Center Inc.	1,504	33,915
		243,555
Construction & Engineering - 0.1%
AECOM	1,400	118,902
Ameresco Inc., Class A (a)	907	51,826
API Group Corp. (a)	5,936	111,656
Arcosa Inc.	1,387	75,370
Argan Inc.	367	13,535
Comfort Systems USA Inc.	1,018	117,151
	Number of Shares	Fair Value
Concrete Pumping Holdings Inc. (a)	770	$ 4,504
Construction Partners Inc., Class A (a)	1,126	30,053
Dycom Industries Inc. (a)	826	77,314
EMCOR Group Inc.	1,356	200,837
Fluor Corp. (a)	4,089	141,725
Granite Construction Inc.	1,258	44,118
Great Lakes Dredge & Dock Corp. (a)	2,223	13,227
IES Holdings Inc. (a)	282	10,031
MasTec Inc. (a)	700	59,731
MDU Resources Group Inc.	1,600	48,544
MYR Group Inc. (a)	466	42,905
Northwest Pipe Co. (a)	315	10,615
Primoris Services Corp.	1,499	32,888
Quanta Services Inc.	1,338	190,665
Sterling Infrastructure Inc. (a)	824	27,027
Tutor Perini Corp. (a)	1,309	9,883
Valmont Industries Inc.	200	66,134
WillScot Mobile Mini Holdings Corp. (a)	2,200	99,374
		1,598,015
Construction Machinery & Heavy Trucks - 0.2%
Alamo Group Inc.	286	40,498
Allison Transmission Holdings Inc.	1,100	45,760
Astec Industries Inc.	643	26,144
Blue Bird Corp. (a)	523	5,601
Caterpillar Inc.	5,315	1,273,261
Cummins Inc.	1,458	353,259
Douglas Dynamics Inc.	631	22,817
Federal Signal Corp.	1,710	79,464
Hyliion Holdings Corp. (a)	4,415	10,331
Hyzon Motors Inc. (a)	2,626	4,070
Lightning eMotors Inc. (a)	1,124	412
Microvast Holdings Inc. (a)	5,622	8,602
Miller Industries Inc.	352	9,384
Nikola Corp. (a)	10,075	21,762
Oshkosh Corp.	600	52,914
PACCAR Inc.	3,470	343,426
Proterra Inc. (a)	6,245	23,544
REV Group Inc.	942	11,888
Terex Corp.	1,910	81,595
The Greenbrier Companies Inc.	900	30,177
The Manitowoc Company Inc. (a)	930	8,519
The Shyft Group Inc.	968	24,065
Trinity Industries Inc.	2,348	69,430
Wabash National Corp.	1,376	31,098
Westinghouse Air Brake Technologies Corp.	1,841	183,750

See Notes to Schedule of Investments and Notes to Financial Statements.
14	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2022
	Number of Shares	Fair Value
Xos Inc. (a)	1,429	$ 633
		2,762,404
Construction Materials - 0.1%
Eagle Materials Inc.	400	53,140
Martin Marietta Materials Inc.	667	225,426
Summit Materials Inc., Class A (a)	3,413	96,901
U.S. Lime & Minerals Inc.	54	7,601
Vulcan Materials Co.	1,331	233,071
		616,139
Consumer Electronics - 0.0%*
GoPro Inc., Class A (a)	3,602	17,938
Snap One Holdings Corp. (a)	759	5,624
Sonos Inc. (a)	3,646	61,617
Universal Electronics Inc. (a)	391	8,137
Vizio Holding Corp., Class A (a)	1,881	13,938
Vuzix Corp. (a)	2,095	7,626
		114,880
Consumer Finance - 0.2%
Ally Financial Inc.	2,727	66,675
American Express Co.	6,057	894,922
Atlanticus Holdings Corp. (a)	130	3,406
Bread Financial Holdings Inc.	1,427	53,741
Capital One Financial Corp.	3,810	354,177
Consumer Portfolio Services Inc. (a)	417	3,690
Credit Acceptance Corp. (a)	52	24,669
Curo Group Holdings Corp.	637	2,261
Discover Financial Services	2,775	271,478
Encore Capital Group Inc. (a)	669	32,072
Enova International Inc. (a)	886	33,996
EZCORP Inc., Class A (a)	1,601	13,048
FirstCash Holdings Inc.	1,107	96,209
Green Dot Corp., Class A (a)	1,351	21,373
LendingClub Corp. (a)	2,891	25,441
LendingTree Inc. (a)	349	7,444
Moneylion Inc. (a)	4,517	2,800
Navient Corp.	3,175	52,229
Nelnet Inc., Class A	413	37,480
NerdWallet Inc., Class A (a)	781	7,498
OneMain Holdings Inc.	1,000	33,310
Oportun Financial Corp. (a)	864	4,761
PRA Group Inc. (a)	1,092	36,888
PROG Holdings Inc. (a)	1,405	23,730
Regional Management Corp.	248	6,964
SLM Corp.	3,300	54,780
SoFi Technologies Inc. (a)	9,400	43,334
Sunlight Financial Holdings Inc. (a)	623	804
Synchrony Financial	4,542	149,250
	Number of Shares	Fair Value
Upstart Holdings Inc. (a)	500	$ 6,610
World Acceptance Corp. (a)	135	8,902
		2,373,942
Copper - 0.0%*
Freeport-McMoRan Inc.	14,198	539,524
Data Processing & Outsourced Services - 0.9%
Affirm Holdings Inc. (a)	1,700	16,439
Automatic Data Processing Inc.	4,229	1,010,139
AvidXchange Holdings Inc. (a)	4,154	41,291
Block Inc. (a)	5,232	328,779
Broadridge Financial Solutions Inc.	1,147	153,847
Cantaloupe Inc. (a)	1,892	8,230
Cass Information Systems Inc.	386	17,687
Concentrix Corp.	352	46,872
Conduent Inc. (a)	4,722	19,124
CSG Systems International Inc.	902	51,594
Euronet Worldwide Inc. (a)	500	47,190
Evo Payments Inc., Class A (a)	1,345	45,515
ExlService Holdings Inc. (a)	931	157,739
Fidelity National Information Services Inc.	6,068	411,714
Fiserv Inc. (a)	5,847	590,956
FleetCor Technologies Inc. (a)	788	144,740
Flywire Corp. (a)	1,582	38,712
Genpact Ltd.	1,800	83,376
Global Payments Inc.	2,713	269,455
I3 Verticals Inc., Class A (a)	607	14,774
IBEX Holdings Ltd. (a)	147	3,653
International Money Express Inc. (a)	892	21,738
Jack Henry & Associates Inc.	738	129,563
Marqeta Inc., Class A (a)	12,426	75,923
Mastercard Inc., Class A	8,649	3,007,517
Maximus Inc.	1,739	127,521
MoneyGram International Inc. (a)	2,645	28,804
Paya Holdings Inc. (a)	2,444	19,234
Paychex Inc.	3,228	373,028
Payoneer Global Inc. (a)	6,122	33,487
PayPal Holdings Inc. (a)	11,631	828,360
Priority Technology Holdings Inc. (a)	431	2,267
Remitly Global Inc. (a)	2,853	32,667
Repay Holdings Corp. (a)	2,446	19,690
Sabre Corp. (a)	9,301	57,480
Shift4 Payments Inc., Class A (a)	600	33,558
SS&C Technologies Holdings Inc.	2,300	119,738
The Western Union Co.	4,000	55,080

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	15

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2022
	Number of Shares	Fair Value
Toast Inc., Class A (a)	2,200	$ 39,666
TTEC Holdings Inc.	530	23,389
Verra Mobility Corp. (a)	4,089	56,551
Visa Inc., Class A	16,566	3,441,752
WEX Inc. (a)	392	64,151
		12,092,990
Department Stores - 0.0%*
Dillard's Inc., Class A	116	37,491
Kohl's Corp.	1,200	30,300
Macy's Inc.	3,000	61,950
Nordstrom Inc.	1,200	19,368
		149,109
Distillers & Vintners - 0.0%*
Brown-Forman Corp., Class B	1,735	113,955
Brown-Forman Corp., Class A	700	46,032
Constellation Brands Inc., Class A	1,508	349,479
MGP Ingredients Inc.	399	42,445
The Duckhorn Portfolio Inc. (a)	1,025	16,984
Vintage Wine Estates Inc. (a)	972	3,169
		572,064
Distributors - 0.0%*
Funko Inc., Class A (a)	1,082	11,804
Genuine Parts Co.	1,400	242,914
LKQ Corp.	2,446	130,641
Pool Corp.	387	117,002
Weyco Group Inc.	169	3,576
		505,937
Diversified Banks - 0.7%
Bank of America Corp.	70,651	2,339,961
Citigroup Inc.	19,452	879,814
JPMorgan Chase & Co.	29,341	3,934,628
NatWest Group PLC	108,104	344,862
U.S. Bancorp	13,500	588,735
Wells Fargo & Co.	38,159	1,575,585
		9,663,585
Diversified Chemicals - 0.0%*
Huntsman Corp.	1,911	52,514
LSB Industries Inc. (a)	2,122	28,223
The Chemours Co.	1,700	52,054
		132,791
Diversified Metals & Mining - 0.0%*
5E Advanced Materials Inc. (a)	1,069	8,424
Compass Minerals International Inc.	974	39,934
Ferroglobe PLC (a)(b)**	1,316	—
	Number of Shares	Fair Value
Henan Shenhuo Coal & Power Co. Ltd., Class A	4,000	$ 8,649
Materion Corp.	581	50,843
MP Materials Corp. (a)	800	19,424
Piedmont Lithium Inc. (a)	490	21,570
Sinomine Resource Group Company Ltd., Class A	800	7,708
Western Mining Company Ltd., Class A	6,100	8,993
Yunnan Tin Company Ltd., Class A	4,500	9,170
		174,715
Diversified Real Estate Activities - 0.0%*
Tejon Ranch Co. (a)	676	12,736
The RMR Group Inc., Class A	489	13,814
The St Joe Co.	976	37,722
		64,272
Diversified REITs - 0.0%*
Alexander & Baldwin Inc.	2,056	38,509
American Assets Trust Inc.	1,400	37,100
Armada Hoffler Properties Inc.	1,880	21,620
Broadstone Net Lease Inc.	4,776	77,419
CTO Realty Growth Inc.	475	8,683
Empire State Realty Trust Inc., Class A	3,793	25,565
Essential Properties Realty Trust Inc.	4,028	94,537
Gladstone Commercial Corp.	1,095	20,257
Global Net Lease Inc.	2,958	37,182
iStar Inc.	2,264	17,274
One Liberty Properties Inc.	468	10,399
STORE Capital Corp.	2,632	84,382
WP Carey Inc.	1,831	143,093
		616,020
Diversified Support Services - 0.1%
ACV Auctions Inc., Class A (a)	3,253	26,707
Cintas Corp.	902	407,361
Copart Inc. (a)	4,248	258,661
Driven Brands Holdings Inc. (a)	300	8,193
Healthcare Services Group Inc.	2,087	25,044
IAA Inc. (a)	1,400	56,000
KAR Auction Services Inc. (a)	3,267	42,635
Matthews International Corp., Class A	841	25,600
UniFirst Corp.	429	82,793
Viad Corp. (a)	562	13,707
VSE Corp.	348	16,314
		963,015

See Notes to Schedule of Investments and Notes to Financial Statements.
16	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2022
	Number of Shares	Fair Value
Drug Retail - 0.0%*
Rite Aid Corp. (a)	1,790	$ 5,979
Walgreens Boots Alliance Inc.	7,276	271,831
		277,810
Education Services - 0.0%*
2U Inc. (a)	2,062	12,929
Adtalem Global Education Inc. (a)	1,278	45,369
American Public Education Inc. (a)	601	7,386
Bright Horizons Family Solutions Inc. (a)	691	43,602
Chegg Inc. (a)	3,566	90,113
Coursera Inc. (a)	3,240	38,329
Duolingo Inc. (a)	670	47,657
Graham Holdings Co., Class B	106	64,046
Grand Canyon Education Inc. (a)	400	42,264
Laureate Education Inc.	3,811	36,662
Nerdy Inc. (a)	1,544	3,474
Perdoceo Education Corp. (a)	1,893	26,313
Strategic Eduction Inc.	647	50,673
Stride Inc. (a)	1,151	36,003
Udemy Inc. (a)	2,028	21,396
Universal Technical Institute Inc. (a)	974	6,545
		572,761
Electric Utilities - 0.6%
ALLETE Inc.	1,644	106,054
Alliant Energy Corp.	2,556	141,117
American Electric Power Company Inc.	5,188	492,601
Avangrid Inc.	598	25,702
Constellation Energy Corp.	3,307	285,096
Duke Energy Corp.	7,788	802,086
Edison International	3,811	242,456
Entergy Corp.	2,084	234,450
Evergy Inc.	2,187	137,628
Eversource Energy	3,514	294,614
Exelon Corp.	9,888	427,458
FirstEnergy Corp.	5,528	231,844
Hawaiian Electric Industries Inc.	1,100	46,035
IDACORP Inc.	500	53,925
MGE Energy Inc.	1,041	73,286
NextEra Energy Inc.	20,057	1,676,765
NRG Energy Inc.	2,461	78,309
OGE Energy Corp.	2,150	85,033
Otter Tail Corp.	1,176	69,043
PG&E Corp. (a)	15,700	255,282
Pinnacle West Capital Corp.	1,284	97,635
PNM Resources Inc.	2,453	119,682
Portland General Electric Co.	2,569	125,881
	Number of Shares	Fair Value
PPL Corp.	7,100	$ 207,462
The Southern Co.	10,685	763,016
Via Renewables Inc.	307	1,569
Xcel Energy Inc.	5,473	383,712
		7,457,741
Electrical Components & Equipment - 0.2%
Acuity Brands Inc.	300	49,683
Allied Motion Technologies Inc.	384	13,367
AMETEK Inc.	2,327	325,128
Array Technologies Inc. (a)	4,319	83,486
Atkore Inc. (a)	1,184	134,289
Blink Charging Co. (a)	982	10,773
ChargePoint Holdings Inc. (a)	1,500	14,295
Eaton Corporation PLC	4,018	630,625
Emerson Electric Co.	5,929	569,540
Encore Wire Corp.	508	69,880
EnerSys	1,168	86,245
Enovix Corp. (a)	3,083	38,352
ESS Tech Inc. (a)	2,528	6,143
Fluence Energy Inc. (a)	1,031	17,682
FTC Solar Inc. (a)	1,229	3,294
FuelCell Energy Inc. (a)	11,033	30,672
Generac Holdings Inc. (a)	498	50,129
GrafTech International Ltd.	5,463	26,004
Heliogen Inc. (a)	1,114	778
Hubbell Inc.	500	117,340
Plug Power Inc. (a)	5,700	70,509
Powell Industries Inc.	277	9,745
Preformed Line Products Co.	73	6,080
Regal Rexnord Corp.	667	80,027
Rockwell Automation Inc.	1,222	314,751
Sensata Technologies Holding plc	1,700	68,646
Shoals Technologies Group Inc., Class A (a)	3,957	97,619
Stem Inc. (a)	4,095	36,609
SunPower Corp. (a)	2,331	42,028
Sunrun Inc. (a)	2,300	55,246
Thermon Group Holdings Inc. (a)	922	18,514
Vertiv Holdings Co.	3,500	47,810
Vicor Corp. (a)	623	33,486
Walsin Lihwa Corp.	28,000	42,999
		3,201,774
Electronic Components - 0.1%
Akoustis Technologies Inc. (a)	1,579	4,453
Amphenol Corp., Class A	5,899	449,150
Belden Inc.	1,238	89,012
Coherent Corp. (a)	1,373	48,192
Corning Inc.	7,617	243,287
Knowles Corp. (a)	2,545	41,789

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	17

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2022
	Number of Shares	Fair Value
Lightwave Logic Inc. (a)	3,134	$ 13,508
Littelfuse Inc.	200	44,040
Rogers Corp. (a)	536	63,966
Vishay Intertechnology Inc.	3,786	81,664
		1,079,061
Electronic Equipment & Instruments - 0.1%
908 Devices Inc. (a)	724	5,517
Advanced Energy Industries Inc.	1,077	92,385
Aeva Technologies Inc. (a)	3,153	4,288
AEye Inc. (a)	1,538	739
Arlo Technologies Inc. (a)	2,850	10,004
Badger Meter Inc.	839	91,476
Cognex Corp.	1,900	89,509
Evolv Technologies Holdings Inc. (a)	2,558	6,625
FARO Technologies Inc. (a)	506	14,882
Focus Universal Inc. (a)	545	3,493
Identiv Inc. (a)	704	5,097
Itron Inc. (a)	1,289	65,288
Keysight Technologies Inc. (a)	1,773	303,307
MicroVision Inc. (a)	5,632	13,235
Mirion Technologies Inc. (a)	3,841	25,389
Napco Security Technologies Inc. (a)	822	22,589
National Instruments Corp.	1,400	51,660
nLight Inc. (a)	1,459	14,794
Novanta Inc. (a)	1,021	138,723
OSI Systems Inc. (a)	459	36,500
Ouster Inc. (a)	5,568	4,805
PAR Technology Corp. (a)	736	19,188
SmartRent Inc. (a)	3,995	9,708
Teledyne Technologies Inc. (a)	445	177,960
Trimble Inc. (a)	2,332	117,906
Velodyne Lidar Inc. (a)	5,871	4,337
Vishay Precision Group Inc. (a)	393	15,189
Vontier Corp.	1,699	32,842
Zebra Technologies Corp., Class A (a)	559	143,333
		1,520,768
Electronic Manufacturing Services - 0.0%*
Benchmark Electronics Inc.	984	26,263
CTS Corp.	898	35,399
IPG Photonics Corp. (a)	200	18,934
Jabil Inc.	1,214	82,795
Kimball Electronics Inc. (a)	663	14,977
Methode Electronics Inc.	1,032	45,790
Plexus Corp. (a)	786	80,903
Sanmina Corp. (a)	1,635	93,669
	Number of Shares	Fair Value
TTM Technologies Inc. (a)	2,883	$ 43,476
		442,206
Environmental & Facilities Services - 0.1%
ABM Industries Inc.	1,920	85,287
Aris Water Solution Inc., Class A	724	10,433
BrightView Holdings Inc. (a)	1,489	10,259
Casella Waste Systems Inc., Class A (a)	1,433	113,651
Clean Harbors Inc. (a)	600	68,472
Harsco Corp. (a)	2,255	14,184
Heritage-Crystal Clean Inc. (a)	507	16,467
Montrose Environmental Group Inc. (a)	777	34,491
Republic Services Inc.	2,090	269,589
Rollins Inc.	2,478	90,546
SP Plus Corp. (a)	578	20,068
Stericycle Inc. (a)	700	34,923
Tetra Tech Inc.	600	87,114
Waste Management Inc.	4,209	660,308
		1,515,792
Fertilizers & Agricultural Chemicals - 0.1%
American Vanguard Corp.	813	17,650
CF Industries Holdings Inc.	2,082	177,386
Corteva Inc.	7,302	429,212
FMC Corp.	1,364	170,227
Intrepid Potash Inc. (a)	370	10,682
The Mosaic Co.	3,347	146,833
The Scotts Miracle-Gro Co.	462	22,449
		974,439
Financial Exchanges & Data - 0.3%
Bakkt Holdings Inc. (a)	1,663	1,979
Cboe Global Markets Inc.	1,052	131,994
CME Group Inc.	3,622	609,076
Coinbase Global Inc., Class A (a)	1,700	60,163
Donnelley Financial Solutions Inc. (a)	728	28,137
FactSet Research Systems Inc.	354	142,028
Intercontinental Exchange Inc.	5,520	566,297
MarketAxess Holdings Inc.	390	108,767
MarketWise Inc. (a)	991	1,665
Moody's Corp.	1,638	456,380
Morningstar Inc.	300	64,977
MSCI Inc.	835	388,417
Nasdaq Inc.	3,538	217,056
Open Lending Corp., Class A (a)	2,947	19,892
S&P Global Inc.	3,351	1,122,384
Tradeweb Markets Inc., Class A	973	63,177

See Notes to Schedule of Investments and Notes to Financial Statements.
18	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2022
	Number of Shares	Fair Value
Value Line Inc.	20	$ 1,018
		3,983,407
Food Distributors - 0.1%
HF Foods Group Inc. (a)	1,059	4,300
Performance Food Group Co. (a)	1,700	99,263
SpartanNash Co.	1,010	30,542
Sysco Corp.	5,118	391,271
The Andersons Inc.	905	31,666
The Chefs' Warehouse Inc. (a)	964	32,082
U.S. Foods Holding Corp. (a)	1,700	57,834
United Natural Foods Inc. (a)	1,660	64,259
		711,217
Food Retail - 0.1%
Albertsons Companies Inc., Class A	1,900	39,406
Casey's General Stores Inc.	378	84,804
Grocery Outlet Holding Corp. (a)	500	14,595
Ingles Markets Inc., Class A	404	38,970
Natural Grocers by Vitamin Cottage Inc.	425	3,885
Sprouts Farmers Market Inc. (a)	3,085	99,861
The Kroger Co.	6,539	291,509
Village Super Market Inc., Class A	216	5,031
Weis Markets Inc.	467	38,429
		616,490
Footwear - 0.1%
Allbirds Inc., Class A (a)	3,139	7,596
Crocs Inc. (a)	1,744	189,102
Deckers Outdoor Corp. (a)	300	119,748
NIKE Inc., Class B	12,271	1,435,830
Rocky Brands Inc.	216	5,102
Skechers U.S.A. Inc., Class A (a)	1,400	58,730
Steven Madden Ltd.	2,233	71,367
Wolverine World Wide Inc.	2,168	23,696
		1,911,171
Forest Products - 0.0%*
Louisiana-Pacific Corp.	700	41,440
Gas Utilities - 0.1%
Atmos Energy Corp.	1,434	160,709
Chesapeake Utilities Corp.	497	58,736
National Fuel Gas Co.	700	44,310
New Jersey Resources Corp.	2,765	137,199
Northwest Natural Holding Co.	987	46,971
ONE Gas Inc.	1,543	116,836
	Number of Shares	Fair Value
South Jersey Industries Inc.	3,526	$ 125,279
Southwest Gas Holdings Inc.	1,924	119,057
Spire Inc.	1,462	100,673
UGI Corp.	2,200	81,554
		991,324
General Merchandise Stores - 0.1%
Big Lots Inc.	947	13,921
Dollar General Corp.	2,337	575,486
Dollar Tree Inc. (a)	2,126	300,701
Franchise Group Inc.	769	18,318
Ollie's Bargain Outlet Holdings Inc. (a)	500	23,420
Target Corp.	4,674	696,613
		1,628,459
Gold - 0.0%*
Coeur Mining Inc. (a)	7,841	26,346
Hycroft Mining Holding Corp. (a)	4,283	2,279
Newmont Corp.	7,917	373,683
Royal Gold Inc.	563	63,461
SSR Mining Inc.	1,900	29,773
		495,542
Health Care REITs - 0.1%
CareTrust REIT Inc.	2,754	51,169
Community Healthcare Trust Inc.	665	23,807
Diversified Healthcare Trust	7,592	4,910
Global Medical REIT Inc.	1,694	16,059
Healthcare Realty Trust Inc.	4,300	82,861
Healthpeak Properties Inc.	5,736	143,802
LTC Properties Inc.	1,136	40,362
Medical Properties Trust Inc.	5,300	59,042
National Health Investors Inc.	1,229	64,178
Omega Healthcare Investors Inc.	2,400	67,080
Physicians Realty Trust	6,449	93,317
Sabra Health Care REIT Inc.	6,609	82,150
Universal Health Realty Income Trust REIT	357	17,040
Ventas Inc.	4,138	186,417
Welltower Inc.	4,714	309,003
		1,241,197
Healthcare Distributors - 0.1%
AdaptHealth Corp. (a)	2,054	39,478
AmerisourceBergen Corp.	1,608	266,462
Cardinal Health Inc.	2,745	211,008
Henry Schein Inc. (a)	1,372	109,581
McKesson Corp.	1,421	533,045
Owens & Minor Inc.	2,098	40,974
Patterson Companies Inc.	2,492	69,851

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	19

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2022
	Number of Shares	Fair Value
PetIQ Inc. (a)	913	$ 8,418
		1,278,817
Healthcare Equipment - 0.7%
Abbott Laboratories	17,232	1,891,901
Alphatec Holdings Inc. (a)	2,081	25,700
AngioDynamics Inc. (a)	1,068	14,706
Artivion Inc. (a)	1,070	12,968
AtriCure Inc. (a)	1,300	57,694
AxoGen Inc. (a)	1,293	12,904
Axonics Inc. (a)	1,404	87,792
Baxter International Inc.	5,117	260,814
Becton Dickinson & Co.	2,845	723,484
Boston Scientific Corp. (a)	14,267	660,134
Butterfly Network Inc. (a)	4,437	10,915
Cardiovascular Systems Inc. (a)	1,335	18,183
CONMED Corp.	833	73,837
Cue Health Inc. (a)	3,462	7,166
Cutera Inc. (a)	465	20,562
Dexcom Inc. (a)	3,900	441,636
Edwards Lifesciences Corp. (a)	6,171	460,418
Enovis Corp. (a)	433	23,174
Envista Holdings Corp. (a)	1,800	60,606
Glaukos Corp. (a)	1,305	57,002
Globus Medical Inc., Class A (a)	800	59,416
Heska Corp. (a)	268	16,659
Hologic Inc. (a)	2,400	179,544
IDEXX Laboratories Inc. (a)	879	358,597
Inari Medical Inc. (a)	1,383	87,904
Inogen Inc. (a)	660	13,009
Inspire Medical Systems Inc. (a)	812	204,527
Insulet Corp. (a)	730	214,905
Integer Holdings Corp. (a)	942	64,489
Integra LifeSciences Holdings Corp. (a)	1,000	56,070
Intuitive Surgical Inc. (a)	3,556	943,585
iRadimed Corp.	287	8,119
iRhythm Technologies Inc. (a)	854	79,994
LeMaitre Vascular Inc.	548	25,219
Masimo Corp. (a)	476	70,424
Mesa Laboratories Inc.	142	23,602
Nevro Corp. (a)	991	39,244
NuVasive Inc. (a)	1,495	61,654
Omnicell Inc. (a)	1,253	63,176
Orthofix Medical Inc. (a)	645	13,242
Outset Medical Inc. (a)	1,354	34,960
Paragon 28 Inc. (a)	1,297	24,786
Penumbra Inc. (a)	400	88,984
PROCEPT BioRobotics Corp. (a)	723	30,033
QuidelOrtho Corp. (a)	400	34,268
	Number of Shares	Fair Value
ResMed Inc.	1,459	$ 303,662
SeaSpine Holdings Corp. (a)	1,076	8,985
Senseonics Holdings Inc. (a)	15,338	15,798
Shockwave Medical Inc. (a)	1,025	210,750
SI-BONE Inc. (a)	1,086	14,770
Sight Sciences Inc. (a)	646	7,888
STERIS PLC	960	177,302
Stryker Corp.	3,503	856,449
Surmodics Inc. (a)	391	13,341
Tactile Systems Technology Inc. (a)	563	6,463
Tandem Diabetes Care Inc. (a)	400	17,980
Teleflex Inc.	510	127,311
TransMedics Group Inc. (a)	876	54,067
Treace Medical Concepts Inc. (a)	934	21,473
Varex Imaging Corp. (a)	1,081	21,944
Vicarious Surgical Inc. (a)	1,656	3,345
ViewRay Inc. (a)	4,250	19,040
Zimmer Biomet Holdings Inc.	2,170	276,675
ZIMVIE Inc. (a)	663	6,192
Zynex Inc.	674	9,375
		9,890,816
Healthcare Facilities - 0.1%
Acadia Healthcare Company Inc. (a)	900	74,088
Brookdale Senior Living Inc. (a)	5,142	14,038
Cano Health Inc. (a)	5,529	7,575
Community Health Systems Inc. (a)	4,171	18,019
Encompass Health Corp.	1,100	65,791
HCA Healthcare Inc.	2,163	519,033
National HealthCare Corp.	351	20,885
Select Medical Holdings Corp.	2,977	73,919
Surgery Partners Inc. (a)	1,419	39,533
Tenet Healthcare Corp. (a)	1,000	48,790
The Ensign Group Inc.	1,548	146,456
The Joint Corp. (a)	497	6,948
The Oncology Institute Inc. (a)	506	835
The Pennat Group Inc. (a)	832	9,135
U.S. Physical Therapy Inc.	363	29,414
Universal Health Services Inc., Class B	620	87,352
		1,161,811
Healthcare Services - 0.3%
1Life Healthcare Inc. (a)	5,164	86,290
23andMe Holding Co., Class A (a)	7,233	15,623
Accolade Inc. (a)	1,964	15,300
Addus HomeCare Corp. (a)	440	43,776
Agiliti Inc. (a)	923	15,054

See Notes to Schedule of Investments and Notes to Financial Statements.
20	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2022
	Number of Shares	Fair Value
agilon health Inc. (a)	1,600	$ 25,824
AirSculpt Technologies Inc.	383	1,417
Amedisys Inc. (a)	300	25,062
AMN Healthcare Services Inc. (a)	1,243	127,805
Apollo Medical Holdings Inc. (a)	1,101	32,579
ATI Physical Therapy Inc. (a)	4,356	1,329
Aveanna Healthcare Holdings Inc. (a)	2,000	1,560
CareMax Inc. (a)	2,107	7,691
Castle Biosciences Inc. (a)	704	16,572
Chemed Corp.	129	65,845
Cigna Corp.	3,030	1,003,960
CorVel Corp. (a)	251	36,478
Cross Country Healthcare Inc. (a)	1,035	27,500
CVS Health Corp.	13,218	1,231,785
DaVita Inc. (a)	587	43,831
DocGo Inc. (a)	2,218	15,681
Enhabit Inc. (a)	550	7,238
Fulgent Genetics Inc. (a)	602	17,928
Guardant Health Inc. (a)	1,100	29,920
Hims & Hers Health Inc. (a)	3,409	21,852
Innovage Holding Corp. (a)	463	3,324
Invitae Corp. (a)	7,767	14,447
Laboratory Corporation of America Holdings	887	208,871
LHC Group Inc. (a)	857	138,568
LifeStance Health Group Inc. (a)	2,335	11,535
ModivCare Inc. (a)	358	32,123
National Research Corp.	389	14,510
Oak Street Health Inc. (a)	900	19,359
OPKO Health Inc. (a)	11,149	13,936
Option Care Health Inc. (a)	4,489	135,074
P3 Health Partners Inc. (a)	702	1,292
Pediatrix Medical Group Inc. (a)	2,355	34,995
Premier Inc., Class A	1,400	48,972
Privia Health Group Inc. (a)	1,258	28,569
Quest Diagnostics Inc.	1,129	176,621
R1 RCM Inc. (a)	4,271	46,767
RadNet Inc. (a)	1,407	26,494
Sema4 Holdings Corp. (a)	4,939	1,303
Signify Health Inc., Class A (a)	900	25,794
		3,900,454
Healthcare Supplies - 0.1%
Align Technology Inc. (a)	859	181,163
Atrion Corp.	39	21,819
Avanos Medical Inc. (a)	1,311	35,476
Bioventus Inc., Class A (a)	971	2,534
Cerus Corp. (a)	4,809	17,553
DENTSPLY SIRONA Inc.	1,967	62,629
	Number of Shares	Fair Value
Embecta Corp.	1,659	$ 41,956
Figs Inc., Class A (a)	3,591	24,167
Haemonetics Corp. (a)	1,458	114,672
ICU Medical Inc. (a)	200	31,496
Lantheus Holdings Inc. (a)	1,959	99,831
Meridian Bioscience Inc. (a)	1,219	40,483
Merit Medical Systems Inc. (a)	1,604	113,275
Neogen Corp. (a)	6,228	94,852
OraSure Technologies Inc. (a)	2,272	10,951
OrthoPediatrics Corp. (a)	485	19,269
Pulmonx Corp. (a)	1,147	9,669
RxSight Inc. (a)	727	9,211
Silk Road Medical Inc. (a)	985	52,057
STAAR Surgical Co. (a)	1,373	66,645
The Cooper Companies Inc.	530	175,255
UFP Technologies Inc. (a)	192	22,635
Utah Medical Products Inc.	111	11,159
		1,258,757
Healthcare Technology - 0.1%
Allscripts Healthcare Solutions Inc. (a)	3,117	54,984
American Well Corp., Class A (a)	6,416	18,157
Babylon Holdings Ltd., Class A (a)	112	756
Certara Inc. (a)	1,400	22,498
Computer Programs & Systems Inc. (a)	475	12,930
Doximity Inc., Class A (a)	900	30,204
Evolent Health Inc., Class A (a)	2,341	65,735
Health Catalyst Inc. (a)	1,521	16,168
HealthStream Inc. (a)	671	16,668
Multiplan Corp. (a)	10,497	12,072
NextGen Healthcare Inc. (a)	1,598	30,010
Nutex Health Inc. (a)	7,193	13,667
OptimizeRx Corp. (a)	591	9,929
Phreesia Inc. (a)	1,392	45,045
Schrodinger Inc. (a)	1,516	28,334
Sharecare Inc. (a)	8,172	13,075
Simulations Plus Inc.	433	15,835
Teladoc Health Inc. (a)	1,551	36,681
Veeva Systems Inc., Class A (a)	1,379	222,543
		665,291
Heavy Electrical Equipment - 0.0%*
AZZ Inc.	692	27,819
Babcock & Wilcox Enterprises Inc. (a)	1,916	11,055
Bloom Energy Corp., Class A (a)	5,043	96,422
Energy Vault Holdings Inc. (a)	679	2,119
NuScale Power Corp. (a)	524	5,376

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	21

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2022
	Number of Shares	Fair Value
TPI Composites Inc. (a)	1,216	$ 12,330
		155,121
Home Building - 0.1%
Beazer Homes USA Inc. (a)	808	10,310
Cavco Industries Inc. (a)	254	57,468
Century Communities Inc.	814	40,708
D.R. Horton Inc.	3,240	288,814
Dream Finders Homes Inc., Class A (a)	641	5,551
Green Brick Partners Inc. (a)	756	18,318
Hovnanian Enterprises Inc., Class A (a)	163	6,859
Installed Building Products Inc.	679	58,122
KB Home	2,251	71,694
Landsea Homes Corp. (a)	230	1,198
Legacy Housing Corp. (a)	247	4,683
Lennar Corp., Class A	2,505	226,703
Lennar Corp., B Shares	300	22,434
LGI Homes Inc. (a)	585	54,171
M/I Homes Inc. (a)	763	35,235
MDC Holdings Inc.	1,630	51,508
Meritage Homes Corp. (a)	1,041	95,980
NVR Inc. (a)	28	129,152
PulteGroup Inc.	2,418	110,092
Skyline Champion Corp. (a)	1,527	78,656
Taylor Morrison Home Corp. (a)	3,004	91,172
Toll Brothers Inc.	1,015	50,669
TopBuild Corp. (a)	300	46,947
Tri Pointe Homes Inc. (a)	2,875	53,446
		1,609,890
Home Furnishing Retail - 0.0%*
Bed Bath & Beyond Inc. (a)	2,655	6,664
Haverty Furniture Companies Inc.	418	12,498
RH (a)	170	45,422
Sleep Number Corp. (a)	592	15,380
The Aaron's Company Inc.	1,008	12,046
Williams-Sonoma Inc.	755	86,765
		178,775
Home Furnishings - 0.0%*
Ethan Allen Interiors Inc.	626	16,539
La-Z-Boy Inc.	1,213	27,681
Leggett & Platt Inc.	1,000	32,230
Mohawk Industries Inc. (a)	500	51,110
Purple Innovation Inc. (a)	1,454	6,965
Tempur Sealy International Inc.	1,800	61,794
The Lovesac Co. (a)	464	10,212
		206,531
	Number of Shares	Fair Value
Home Improvement Retail - 0.4%
Floor & Decor Holdings Inc., Class A (a)	1,100	$ 76,593
GrowGeneration Corp. (a)	1,791	7,021
LL Flooring Holdings Inc. (a)	942	5,294
Lowe's Companies Inc.	6,323	1,259,794
The Home Depot Inc.	10,404	3,286,207
Tile Shop Holdings Inc. (a)	1,007	4,411
		4,639,320
Hotel & Resort REITs - 0.1%
Apple Hospitality REIT Inc.	6,170	97,362
Ashford Hospitality Trust Inc. (a)	1,085	4,850
Braemar Hotels & Resorts Inc.	2,419	9,942
Chatham Lodging Trust	1,332	16,344
DiamondRock Hospitality Co.	5,980	48,976
Hersha Hospitality Trust	984	8,384
Host Hotels & Resorts Inc.	7,054	113,217
Park Hotels & Resorts Inc.	2,200	25,938
Pebblebrook Hotel Trust	3,705	49,610
RLJ Lodging Trust	4,571	48,407
Ryman Hospitality Properties Inc.	1,546	126,432
Service Properties Trust	4,652	33,913
Summit Hotel Properties Inc.	2,938	21,212
Sunstone Hotel Investors Inc.	6,057	58,511
Xenia Hotels & Resorts Inc.	3,257	42,927
		706,025
Hotels, Resorts & Cruise Lines - 0.2%
Airbnb Inc., Class A (a)	3,900	333,450
Booking Holdings Inc. (a)	399	804,097
Carnival Corp. (a)	10,500	84,630
Choice Hotels International Inc.	400	45,056
Expedia Group Inc. (a)	1,478	129,473
Hilton Grand Vacations Inc. (a)	2,520	97,121
Hilton Worldwide Holdings Inc.	2,636	333,085
Hyatt Hotels Corp., Class A (a)	600	54,270
Lindblad Expeditions Holdings Inc. (a)	1,139	8,770
Marriott International Inc., Class A	2,703	402,450
Marriott Vacations Worldwide Corp.	355	47,779
Norwegian Cruise Line Holdings Ltd. (a)	4,800	58,752
Royal Caribbean Cruises Ltd. (a)	2,200	108,746
Sonder Holdings Inc. (a)	6,392	7,926
Target Hospitality Corp. (a)	975	14,762
Travel + Leisure Co.	900	32,760
Vacasa Inc., Class A (a)	3,774	4,755

See Notes to Schedule of Investments and Notes to Financial Statements.
22	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2022
	Number of Shares	Fair Value
Wyndham Hotels & Resorts Inc.	1,000	$ 71,310
		2,639,192
Household Appliances - 0.0%*
Aterian Inc. (a)	1,776	1,368
Helen of Troy Ltd. (a)	679	75,308
iRobot Corp. (a)	761	36,627
Traeger Inc. (a)	856	2,414
Weber Inc., Class A	800	6,440
Whirlpool Corp.	458	64,788
		186,945
Household Products - 0.4%
Central Garden & Pet Co., Class A (a)	1,140	40,812
Central Garden & Pet Co. (a)	314	11,759
Church & Dwight Company Inc.	2,428	195,721
Colgate-Palmolive Co.	8,295	653,563
Energizer Holdings Inc.	1,905	63,913
Kimberly-Clark Corp.	3,398	461,278
Reynolds Consumer Products Inc.	400	11,992
Spectrum Brands Holdings Inc.	400	24,368
The Clorox Co.	1,247	174,992
The Procter & Gamble Co.	24,012	3,639,259
WD-40 Co.	390	62,872
		5,340,529
Housewares & Specialties - 0.0%*
Lifetime Brands Inc.	342	2,596
Newell Brands Inc.	4,400	57,552
Tupperware Brands Corp. (a)	1,468	6,077
		66,225
Human Resource & Employment Services - 0.1%
Alight Inc., Class A (a)	9,721	81,268
ASGN Inc. (a)	1,408	114,724
Barrett Business Services Inc.	194	18,096
First Advantage Corp. (a)	1,644	21,372
Heidrick & Struggles International Inc.	539	15,076
HireRight Holdings Corp. (a)	687	8,148
Insperity Inc.	1,041	118,258
Kelly Services Inc., Class A	930	15,717
Kforce Inc.	575	31,527
Korn Ferry	1,553	78,613
ManpowerGroup Inc.	479	39,858
Robert Half International Inc.	1,175	86,750
Skillsoft Corp. (a)	2,868	3,728
Sterling Check Corp. (a)	782	12,097
TriNet Group Inc. (a)	1,071	72,614
	Number of Shares	Fair Value
TrueBlue Inc. (a)	894	$ 17,504
Upwork Inc. (a)	3,399	35,486
		770,836
Hypermarkets & Super Centers - 0.3%
BJ's Wholesale Club Holdings Inc. (a)	1,400	92,624
Costco Wholesale Corp.	4,445	2,029,143
PriceSmart Inc.	700	42,546
Walmart Inc.	14,508	2,057,089
		4,221,402
Independent Power Producers & Energy Traders - 0.0%*
ACWA Power Co.	792	32,052
Adani Power Ltd. (a)	7,953	28,796
The AES Corp.	6,300	181,188
Vistra Corp.	4,200	97,440
		339,476
Industrial Conglomerates - 0.2%
3M Co.	5,692	682,585
General Electric Co.	10,948	917,333
Honeywell International Inc.	6,754	1,447,382
		3,047,300
Industrial Gases - 0.1%
Air Products & Chemicals Inc.	2,181	672,315
Industrial Machinery - 0.4%
3D Systems Corp. (a)	3,586	26,536
Albany International Corp., Class A	893	88,041
Altra Industrial Motion Corp.	1,865	111,434
Barnes Group Inc.	1,396	57,027
Berkshire Grey Inc. (a)	1,296	783
Chart Industries Inc. (a)	1,225	141,157
CIRCOR International Inc. (a)	592	14,184
Columbus McKinnon Corp.	788	25,586
Crane Holdings Co.	600	60,270
Desktop Metal Inc., Class A (a)	8,910	12,118
Donaldson Company Inc.	1,100	64,757
Dover Corp.	1,374	186,053
Energy Recovery Inc. (a)	1,557	31,903
Enerpac Tool Group Corp.	1,658	42,196
EnPro Industries Inc.	595	64,671
Esab Corp.	433	20,316
ESCO Technologies Inc.	737	64,517
Evoqua Water Technologies Corp. (a)	3,380	133,848
Flowserve Corp.	1,300	39,884
Fortive Corp.	3,650	234,512
Franklin Electric Company Inc.	1,322	105,429
Gates Industrial Corp. plc (a)	400	4,564

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	23

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2022
	Number of Shares	Fair Value
Graco Inc.	1,739	$ 116,965
Helios Technologies Inc.	927	50,466
Hillenbrand Inc.	1,986	84,743
Hillman Solutions Corp. (a)	3,798	27,384
Hyster-Yale Materials Handling Inc.	354	8,960
IDEX Corp.	757	172,846
Illinois Tool Works Inc.	3,102	683,371
Ingersoll Rand Inc.	3,921	204,872
ITT Inc.	1,000	81,100
John Bean Technologies Corp.	905	82,654
Kadant Inc.	331	58,796
Kennametal Inc.	2,322	55,867
Lincoln Electric Holdings Inc.	600	86,694
Markforged Holding Corp. (a)	3,424	3,972
Mueller Industries Inc.	1,605	94,695
Mueller Water Products Inc., Class A	4,442	47,796
Nordson Corp.	535	127,180
Omega Flex Inc.	107	9,985
Otis Worldwide Corp.	4,204	329,215
Parker-Hannifin Corp.	1,268	368,988
Proto Labs Inc. (a)	767	19,581
RBC Bearings Inc. (a)	820	171,667
Sarcos Technology and Robotics Corp. (a)	2,314	1,299
Snap-on Inc.	525	119,957
SPX Technologies Inc. (a)	1,254	82,325
Standex International Corp.	338	34,615
Stanley Black & Decker Inc.	1,587	119,215
Tennant Co.	524	32,263
The Gorman-Rupp Co.	631	16,166
The Middleby Corp. (a)	510	68,289
The Timken Co.	600	42,402
Velo3D Inc. (a)	1,676	3,000
Watts Water Technologies Inc., Class A	785	114,791
Xylem Inc.	1,843	203,780
		5,255,685
Industrial REITs - 0.1%
Americold Realty Trust Inc.	2,800	79,268
EastGroup Properties Inc.	500	74,030
First Industrial Realty Trust Inc.	1,500	72,390
Indus Realty Trust Inc.	174	11,047
Industrial Logistics Properties Trust	2,219	7,256
Innovative Industrial Properties Inc.	796	80,675
LXP Industrial Trust	7,909	79,248
Plymouth Industrial REIT Inc.	1,054	20,216
Prologis Inc.	9,253	1,043,091
Rexford Industrial Realty Inc.	1,848	100,975
	Number of Shares	Fair Value
STAG Industrial Inc.	5,187	$ 167,592
Terreno Realty Corp.	2,134	121,360
		1,857,148
Insurance Brokers - 0.2%
Aon PLC, Class A	2,143	643,200
Arthur J Gallagher & Co.	2,107	397,254
Brown & Brown Inc.	2,300	131,031
BRP Group Inc., Class A (a)	1,695	42,612
Crawford & Co., Class A	448	2,491
eHealth Inc. (a)	1,017	4,922
Goosehead Insurance Inc., Class A (a)	533	18,303
Hippo Holdings Inc. (a)	304	4,135
Marsh & McLennan Companies Inc.	5,032	832,696
Ryan Specialty Holdings Inc. (a)	800	33,208
Selectquote Inc. (a)	4,077	2,739
		2,112,591
Integrated Oil & Gas - 0.6%
Chevron Corp.	19,584	3,515,132
Exxon Mobil Corp.	41,618	4,590,465
Occidental Petroleum Corp.	8,239	518,975
		8,624,572
Integrated Telecommunication Services - 0.2%
AT&T Inc.	72,040	1,326,256
ATN International Inc.	366	16,583
Bezeq The Israeli Telecommunication Corp. Ltd.	39,083	66,793
Consolidated Communications Holdings Inc. (a)	2,484	8,893
Frontier Communications Parent Inc. (a)	2,300	58,604
IDT Corp., Class B (a)	476	13,409
Ooma Inc. (a)	734	9,997
Radius Global Infrastructure Inc., Class A (a)	2,159	25,519
Verizon Communications Inc.	42,384	1,669,930
		3,195,984
Interactive Home Entertainment - 0.1%
Activision Blizzard Inc.	7,842	600,305
Electronic Arts Inc.	2,761	337,339
Playstudios Inc. (a)	2,800	10,864
ROBLOX Corp., Class A (a)	4,200	119,532
Skillz Inc. (a)	10,074	5,102
Take-Two Interactive Software Inc. (a)	1,683	175,251
		1,248,393

See Notes to Schedule of Investments and Notes to Financial Statements.
24	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2022
	Number of Shares	Fair Value
Interactive Media & Services - 1.0%
Alphabet Inc., Class C (a)(d)	54,120	$ 4,802,068
Alphabet Inc., Class A (a)(d)	60,720	5,357,326
Bumble Inc., Class A (a)	2,461	51,804
Cargurus Inc. (a)	2,895	40,559
Cars.com Inc. (a)	1,898	26,135
DHI Group Inc. (a)	1,273	6,734
Eventbrite Inc., Class A (a)	2,117	12,406
EverQuote Inc., Class A (a)	510	7,517
fuboTV Inc. (a)	5,855	10,188
IAC Inc. (a)	900	39,960
Match Group Inc. (a)	2,763	114,637
MediaAlpha Inc., Class A (a)	714	7,104
Meta Platforms Inc., Class A (a)	22,684	2,729,792
Outbrain Inc. (a)	1,221	4,420
Pinterest Inc., Class A (a)	5,897	143,179
QuinStreet Inc. (a)	1,446	20,750
Shutterstock Inc.	686	36,166
The Arena Group Holdings Inc. (a)	303	3,215
TripAdvisor Inc. (a)	900	16,182
TrueCar Inc. (a)	2,943	7,387
Vimeo Inc. (a)	3,952	13,555
Vinco Ventures Inc. (a)	5,612	2,604
Yelp Inc. (a)	1,961	53,614
Ziff Davis Inc. (a)	1,311	103,700
ZipRecruiter Inc., Class A (a)	2,093	34,367
ZoomInfo Technologies Inc. (a)	3,000	90,330
		13,735,699
Internet & Direct Marketing Retail - 0.6%
1-800-Flowers.com Inc., Class A (a)	860	8,222
1stdibs.com Inc. (a)	672	3,414
aka Brands Holding Corp. (a)	589	748
Amazon.com Inc. (a)(d)	89,820	7,544,880
BARK Inc. (a)	1,254	1,869
CarParts.com Inc. (a)	1,627	10,185
ContextLogic Inc., Class A (a)	19,398	9,460
DoorDash Inc., Class A (a)	2,400	117,168
Duluth Holdings Inc., Class B (a)	355	2,194
eBay Inc.	5,548	230,076
Etsy Inc. (a)	1,291	154,636
Groupon Inc. (a)	669	5,740
Lands' End Inc. (a)	462	3,507
Liquidity Services Inc. (a)	814	11,445
Lulu's Fashion Lounge Holdings Inc. (a)	400	1,004
Overstock.com Inc. (a)	1,201	23,251
PetMed Express Inc.	670	11,859
Porch Group Inc. (a)	2,408	4,527
Poshmark Inc., Class A (a)	1,288	23,029
	Number of Shares	Fair Value
Quotient Technology Inc. (a)	2,846	$ 9,762
Qurate Retail Inc., Series A (a)	9,771	15,927
Rent the Runway Inc., Class A (a)	1,423	4,340
Revolve Group Inc. (a)	1,153	25,666
RumbleON Inc., Class B (a)	309	1,999
Stitch Fix Inc., Class A (a)	2,692	8,372
The RealReal Inc. (a)	2,649	3,311
ThredUp Inc., Class A (a)	1,704	2,232
Vivid Seats Inc., Class A (a)	740	5,402
Wayfair Inc., Class A (a)	600	19,734
Xometry Inc., Class A (a)	958	30,876
		8,294,835
Internet Services & Infrastructure - 0.1%
Akamai Technologies Inc. (a)	1,514	127,630
BigCommerce Holdings Inc. (a)	1,778	15,540
Brightcove Inc. (a)	1,196	6,255
Cloudflare Inc., Class A (a)	2,985	134,952
Cyxtera Technologies Inc. (a)	1,425	2,736
DigitalOcean Holdings Inc. (a)	1,990	50,685
Edgio Inc. (a)	4,448	5,026
Fastly Inc., Class A (a)	3,152	25,815
GoDaddy Inc., Class A (a)	1,600	119,712
MongoDB Inc. (a)	673	132,473
Okta Inc. (a)	1,661	113,496
Rackspace Technology Inc. (a)	1,832	5,405
Snowflake Inc., Class A (a)	3,110	446,410
Squarespace Inc., Class A (a)	871	19,310
Twilio Inc., Class A (a)	1,847	90,429
VeriSign Inc. (a)	907	186,334
		1,482,208
Investment Banking & Brokerage - 0.4%
B Riley Financial Inc.	578	19,768
BGC Partners Inc., Class A	9,072	34,201
Cowen Inc., Class A	741	28,617
Evercore Inc., Class A	266	29,015
Houlihan Lokey Inc.	1,437	125,249
Interactive Brokers Group Inc., Class A	800	57,880
Jefferies Financial Group Inc.	2,209	75,725
Lazard Ltd., Class A	1,200	41,604
LPL Financial Holdings Inc.	803	173,585
Moelis & Co., Class A	1,823	69,949
Morgan Stanley	12,597	1,070,997
Oppenheimer Holdings Inc., Class A	226	9,567
Perella Weinberg Partners	1,113	10,907
Piper Sandler Cos.	486	63,272
PJT Partners Inc., Class A	673	49,593
Raymond James Financial Inc.	1,992	212,845

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	25

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2022
	Number of Shares	Fair Value
Robinhood Markets Inc., Class A (a)	6,100	$ 49,654
Stifel Financial Corp.	1,200	70,044
Stonex Group Inc. (a)	490	46,697
The Charles Schwab Corp.	15,281	1,272,296
The Goldman Sachs Group Inc.	3,292	1,130,407
Virtu Financial Inc., Class A	1,000	20,410
		4,662,282
IT Consulting & Other Services - 0.2%
Amdocs Ltd.	1,067	96,990
Cerberus Cyber Sentinel Corp. (a)	1,297	3,307
Cognizant Technology Solutions Corp., Class A	5,202	297,503
DXC Technology Co. (a)	2,400	63,600
Elm Co.	260	23,109
EPAM Systems Inc. (a)	565	185,173
Gartner Inc. (a)	789	265,215
Grid Dynamics Holdings Inc. (a)	1,345	15,091
Information Services Group Inc.	1,069	4,918
International Business Machines Corp.	9,053	1,275,477
Kyndryl Holdings Inc. (a)	3,559	39,576
Perficient Inc. (a)	977	68,224
PFSweb Inc.	481	2,958
The Hackett Group Inc.	749	15,257
Thoughtworks Holding Inc. (a)	500	5,095
Unisys Corp. (a)	2,256	11,528
		2,373,021
Leisure Facilities - 0.0%*
Bowlero Corp. (a)	848	11,431
F45 Training Holdings Inc. (a)	1,459	4,158
Life Time Group Holdings Inc. (a)	1,161	13,886
Planet Fitness Inc., Class A (a)	900	70,920
RCI Hospitality Holdings Inc.	240	22,366
SeaWorld Entertainment Inc. (a)	1,141	61,055
Six Flags Entertainment Corp. (a)	600	13,950
Vail Resorts Inc.	400	95,340
Xponential Fitness Inc., Class A (a)	521	11,946
		305,052
Leisure Products - 0.0%*
Acushnet Holdings Corp.	960	40,762
AMMO Inc. (a)	3,087	5,341
Brunswick Corp.	900	64,872
Clarus Corp.	972	7,620
	Number of Shares	Fair Value
Hasbro Inc.	1,400	$ 85,414
Johnson Outdoors Inc., Class A	174	11,505
Latham Group Inc. (a)	1,359	4,376
Malibu Boats Inc., Class A (a)	575	30,647
Marine Products Corp.	208	2,448
MasterCraft Boat Holdings Inc. (a)	489	12,650
Mattel Inc. (a)	3,259	58,141
Peloton Interactive Inc., Class A (a)	2,272	18,040
Polaris Inc.	500	50,500
Smith & Wesson Brands Inc.	1,531	13,289
Solo Brands Inc., Class A (a)	588	2,187
Sturm Ruger & Company Inc.	486	24,601
Topgolf Callaway Brands Corp. (a)	4,008	79,158
Vista Outdoor Inc. (a)	1,588	38,700
YETI Holdings Inc. (a)	900	37,179
		587,430
Life & Health Insurance - 0.2%
Aflac Inc.	6,255	449,985
American Equity Investment Life Holding Co.	2,073	94,570
Bright Health Group Inc. (a)	6,321	4,108
Brighthouse Financial Inc. (a)	870	44,605
CNO Financial Group Inc.	3,247	74,194
F&G Annuities & Life Inc. (a)	190	3,802
Genworth Financial Inc., Class A (a)	14,362	75,975
Globe Life Inc.	900	108,495
Lincoln National Corp.	1,886	57,938
MetLife Inc.	6,742	487,918
National Western Life Group Inc., Class A	65	18,265
Oscar Health Inc., Class A (a)	3,966	9,756
Primerica Inc.	300	42,546
Principal Financial Group Inc.	2,500	209,800
Prudential Financial Inc.	3,702	368,201
Trupanion Inc. (a)	1,113	52,901
Unum Group	1,800	73,854
		2,176,913
Life Sciences Tools & Services - 0.5%
10X Genomics Inc., Class A (a)	900	32,796
Adaptive Biotechnologies Corp. (a)	3,141	23,997
Agilent Technologies Inc.	3,006	449,848
Akoya Biosciences Inc. (a)	453	4,335
Alpha Teknova Inc. (a)	378	2,132
Avantor Inc. (a)	6,100	128,649
Azenta Inc.	700	40,754
Berkeley Lights Inc. (a)	1,728	4,631

See Notes to Schedule of Investments and Notes to Financial Statements.
26	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2022
	Number of Shares	Fair Value
BioLife Solutions Inc. (a)	938	$ 17,072
Bionano Genomics Inc. (a)	8,092	11,814
Bio-Rad Laboratories Inc., Class A (a)	261	109,748
Bio-Techne Corp.	1,640	135,923
Bruker Corp.	1,161	79,354
Charles River Laboratories International Inc. (a)	528	115,051
Codexis Inc. (a)	2,078	9,684
CryoPort Inc. (a)	1,224	21,236
Cytek Biosciences Inc. (a)	3,238	33,060
Danaher Corp.	6,511	1,728,150
Illumina Inc. (a)	1,572	317,859
Inotiv Inc. (a)	547	2,702
IQVIA Holdings Inc. (a)	1,819	372,695
Maravai LifeSciences Holdings Inc., Class A (a)	600	8,586
MaxCyte Inc. (a)	2,888	15,769
Medpace Holdings Inc. (a)	729	154,847
Mettler-Toledo International Inc. (a)	215	310,772
NanoString Technologies Inc. (a)	1,569	12,505
Nautilus Biotechnology Inc. (a)	1,320	2,376
NeoGenomics Inc. (a)	3,576	33,042
OmniAb Inc. (a)	2,552	9,187
OmniAb Inc. (a)(b)**	394	—
Pacific Biosciences of California Inc. (a)	6,451	52,769
PerkinElmer Inc.	1,260	176,677
Quanterix Corp. (a)	1,145	15,858
Quantum-Si Inc. (a)	2,881	5,272
Repligen Corp. (a)	606	102,602
Science 37 Holdings Inc. (a)	1,726	717
Seer Inc. (a)	1,729	10,028
Singular Genomics Systems Inc. (a)	1,705	3,427
SomaLogic Inc. (a)	5,082	12,756
Sotera Health Co. (a)	1,300	10,829
Syneos Health Inc. (a)	700	25,676
Thermo Fisher Scientific Inc.	3,954	2,177,428
Waters Corp. (a)	652	223,362
West Pharmaceutical Services Inc.	763	179,572
		7,185,547
Managed Healthcare - 0.6%
Alignment Healthcare Inc. (a)	2,378	27,965
Centene Corp. (a)	5,726	469,589
Clover Health Investments Corp. (a)	13,045	12,125
Elevance Health Inc.	2,464	1,263,958
HealthEquity Inc. (a)	2,385	147,012
Humana Inc.	1,287	659,189
Molina Healthcare Inc. (a)	639	211,011
	Number of Shares	Fair Value
Progyny Inc. (a)	2,138	$ 66,599
UnitedHealth Group Inc. (d)	9,452	5,011,261
		7,868,709
Marine - 0.0%*
Eagle Bulk Shipping Inc.	374	18,677
Eneti Inc.	664	6,673
Genco Shipping & Trading Ltd.	1,010	15,514
Kirby Corp. (a)	600	38,610
Matson Inc.	1,102	68,886
		148,360
Metal & Glass Containers - 0.1%
AptarGroup Inc.	564	62,029
Ball Corp.	2,992	153,011
Berry Global Group Inc.	1,218	73,604
Crown Holdings Inc.	1,147	94,295
Greif Inc., Class A	736	49,356
Greif Inc., Class B	170	13,299
Myers Industries Inc.	1,019	22,652
O-I Glass Inc. (a)	4,451	73,753
Silgan Holdings Inc.	923	47,848
TriMas Corp.	1,184	32,844
		622,691
Mortgage REITs - 0.1%
AFC Gamma Inc.	502	7,897
AGNC Investment Corp.	4,489	46,461
Angel Oak Mortgage Inc.	346	1,637
Annaly Capital Management Inc.	4,475	94,333
Apollo Commercial Real Estate Finance Inc.	4,003	43,072
Arbor Realty Trust Inc.	4,718	62,230
Ares Commercial Real Estate Corp.	1,502	15,456
ARMOUR Residential REIT Inc.	3,485	19,621
Blackstone Mortgage Trust Inc., Class A	4,887	103,458
BrightSpire Capital Inc.	2,606	16,235
Broadmark Realty Capital Inc.	3,576	12,731
Chicago Atlantic Real Estate Finance Inc.	177	2,667
Chimera Investment Corp.	6,612	36,366
Claros Mortgage Trust Inc.	2,614	38,452
Dynex Capital Inc.	1,224	15,569
Ellington Financial Inc.	1,591	19,681
Franklin BSP Realty Trust Inc.	2,382	30,728
Granite Point Mortgage Trust Inc.	1,787	9,578
Hannon Armstrong Sustainable Infrastructure Capital Inc.	2,438	70,653

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	27

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2022
	Number of Shares	Fair Value
Invesco Mortgage Capital Inc.	1,107	$ 14,092
KKR Real Estate Finance Trust Inc.	1,768	24,681
Ladder Capital Corp.	3,215	32,279
MFA Financial Inc.	2,903	28,595
New York Mortgage Trust Inc.	10,738	27,489
Nexpoint Real Estate Finance Inc.	224	3,559
Orchid Island Capital Inc.	964	10,122
PennyMac Mortgage Investment Trust	2,569	31,830
Ready Capital Corp.	2,085	23,227
Redwood Trust Inc.	3,280	22,173
Rithm Capital Corp.	5,800	47,386
Starwood Property Trust Inc.	2,200	40,326
TPG RE Finance Trust Inc.	1,898	12,887
Two Harbors Investment Corp.	2,451	38,652
		1,004,123
Motorcycle Manufacturers - 0.0%*
Harley-Davidson Inc.	1,500	62,400
Movies & Entertainment - 0.3%
AMC Entertainment Holdings Inc., Class A (a)	3,800	15,466
Cinemark Holdings Inc. (a)	3,091	26,768
Liberty Media Corp., Class A (a)	500	26,715
Liberty Media Corp-Liberty Braves, Class A (a)	320	10,454
Liberty Media Corp-Liberty Braves, Class C (a)	1,067	34,390
Liberty Media Corp-Liberty Formula One, Class C (a)	1,721	102,881
Lions Gate Entertainment Corp., Class A (a)	1,940	11,078
Lions Gate Entertainment Corp., Class B (a)	3,212	17,441
Live Nation Entertainment Inc. (a)	1,628	113,537
Madison Square Garden Entertainment Corp. (a)	728	32,738
Madison Square Garden Sports Corp.	200	36,666
Netflix Inc. (a)	4,425	1,304,844
Reservoir Media Inc. (a)	578	3,451
Roku Inc. (a)	1,284	52,259
The Marcus Corp.	759	10,922
The Walt Disney Co. (a)	18,356	1,594,769
Warner Bros Discovery Inc. (a)	24,146	228,904
World Wrestling Entertainment Inc., Class A	300	20,556
		3,643,839
	Number of Shares	Fair Value
Multi-Line Insurance - 0.1%
American International Group Inc.	7,675	$ 485,367
Assurant Inc.	636	79,538
Horace Mann Educators Corp.	1,169	43,686
The Hartford Financial Services Group Inc.	3,294	249,784
		858,375
Multi-Sector Holdings - 0.4%
Berkshire Hathaway Inc., Class B (a)(d)	18,231	5,631,556
Cannae Holdings Inc. (a)	2,027	41,858
Compass Diversified Holdings	1,749	31,884
		5,705,298
Multi-Utilities - 0.2%
Ameren Corp.	2,551	226,835
Avista Corp.	2,075	92,005
Black Hills Corp.	1,867	131,325
CenterPoint Energy Inc.	6,037	181,050
CMS Energy Corp.	2,800	177,324
Consolidated Edison Inc.	3,539	337,302
Dominion Energy Inc.	8,342	511,531
DTE Energy Co.	1,984	233,180
NiSource Inc.	4,113	112,778
NorthWestern Corp.	1,616	95,893
Public Service Enterprise Group Inc.	4,969	304,451
Sempra Energy	3,189	492,828
Unitil Corp.	446	22,907
WEC Energy Group Inc.	3,174	297,594
		3,217,003
Office REITs - 0.1%
Alexandria Real Estate Equities Inc.	1,592	231,907
Boston Properties Inc.	1,600	108,128
Brandywine Realty Trust	4,791	29,465
Corporate Office Properties Trust	3,226	83,682
Cousins Properties Inc.	1,600	40,464
Douglas Emmett Inc.	1,000	15,680
Easterly Government Properties Inc.	2,587	36,916
Equity Commonwealth	3,049	76,133
Franklin Street Properties Corp.	3,489	9,525
Highwoods Properties Inc.	1,300	36,374
Hudson Pacific Properties Inc.	1,500	14,595
JBG SMITH Properties	600	11,388
Kilroy Realty Corp.	1,322	51,122
Office Properties Income Trust	1,336	17,836
Orion Office REIT Inc.	1,638	13,988
Paramount Group Inc.	5,425	32,224

See Notes to Schedule of Investments and Notes to Financial Statements.
28	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2022
	Number of Shares	Fair Value
Piedmont Office Realty Trust Inc., Class A	3,474	$ 31,857
Postal Realty Trust Inc., Class A	566	8,224
SL Green Realty Corp.	398	13,421
Veris Residential Inc. (a)	2,443	38,917
Vornado Realty Trust	1,200	24,972
		926,818
Office Services & Supplies - 0.0%*
ACCO Brands Corp.	2,538	14,187
CompX International Inc.	19	351
HNI Corp.	1,165	33,121
Interface Inc.	1,625	16,039
Kimball International Inc., Class B	1,162	7,553
MillerKnoll Inc.	2,158	45,340
MSA Safety Inc.	300	43,257
NL Industries Inc.	196	1,335
Pitney Bowes Inc.	4,818	18,308
Steelcase Inc., Class A	2,417	17,088
		196,579
Oil & Gas Drilling - 0.0%*
Diamond Offshore Drilling Inc. (a)	2,843	29,567
Helmerich & Payne Inc.	2,953	146,380
Nabors Industries Ltd. (a)	257	39,802
Patterson-UTI Energy Inc.	6,149	103,549
Valaris Ltd. (a)	1,747	118,132
		437,430
Oil & Gas Equipment & Services - 0.2%
Archrock Inc.	3,826	34,357
Baker Hughes Co.	9,633	284,462
Bristow Group Inc. (a)	646	17,526
Cactus Inc., Class A	1,688	84,839
ChampionX Corp.	5,749	166,664
DMC Global Inc. (a)	663	12,889
Dril-Quip Inc. (a)	954	25,920
Expro Group Holdings N.V. (a)	2,194	39,777
Halliburton Co.	9,182	361,312
Helix Energy Solutions Group Inc. (a)	4,015	29,631
Liberty Energy Inc.	4,074	65,225
National Energy Services Reunited Corp. (a)	984	6,829
Newpark Resources Inc. (a)	2,709	11,242
NexTier Oilfield Solutions Inc. (a)	4,995	46,154
NOV Inc.	3,400	71,026
Oceaneering International Inc. (a)	2,839	49,654
Oil States International Inc. (a)	1,888	14,084
	Number of Shares	Fair Value
ProFrac Holding Corp., Class A (a)	465	$ 11,718
ProPetro Holding Corp. (a)	2,451	25,417
RPC Inc.	2,057	18,287
Schlumberger Ltd.	14,250	761,805
Select Energy Services Inc., Class A	2,050	18,942
Solaris Oilfield Infrastructure Inc., Class A	990	9,831
TETRA Technologies Inc. (a)	4,158	14,387
Tidewater Inc. (a)	1,294	47,684
U.S. Silica Holdings Inc. (a)	2,081	26,012
Weatherford International PLC (a)	2,024	103,062
		2,358,736
Oil & Gas Exploration & Production - 0.5%
Amplify Energy Corp. (a)	1,065	9,361
Antero Resources Corp. (a)	3,100	96,069
APA Corp.	3,200	149,376
Berry Corp.	2,164	17,312
California Resources Corp.	2,176	94,678
Callon Petroleum Co. (a)	1,401	51,963
Chesapeake Energy Corp.	1,200	113,244
Chord Energy Corp.	1,194	163,351
Civitas Resources Inc.	2,117	122,638
CNX Resources Corp. (a)	5,121	86,238
Comstock Resources Inc.	2,598	35,619
ConocoPhillips	12,772	1,507,096
Coterra Energy Inc.	8,127	199,680
Crescent Energy Co., Class A	1,075	12,889
Denbury Inc. (a)	1,438	125,135
Devon Energy Corp.	6,629	407,750
Diamondback Energy Inc.	1,831	250,444
Earthstone Energy Inc., Class A (a)	1,253	17,830
Empire Petroleum Corp. (a)	170	2,091
EOG Resources Inc.	5,853	758,081
EQT Corp.	3,602	121,856
Gulfport Energy Corp. (a)	313	23,049
Hess Corp.	2,813	398,940
HighPeak Energy Inc.	177	4,048
Kosmos Energy Ltd. (a)	12,914	82,133
Laredo Petroleum Inc. (a)	473	24,322
Magnolia Oil & Gas Corp., Class A	4,786	112,232
Marathon Oil Corp.	6,387	172,896
Matador Resources Co.	3,237	185,286
Murphy Oil Corp.	4,238	182,276
Northern Oil & Gas Inc.	1,910	58,866
Ovintiv Inc.	2,600	131,846
PDC Energy Inc.	1,000	63,480
Permian Resources Corp.	5,860	55,084
Pioneer Natural Resources Co.	2,419	552,475

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	29

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2022
	Number of Shares	Fair Value
Range Resources Corp.	2,800	$ 70,056
Ranger Oil Corp., Class A	556	22,479
Riley Exploration Permian Inc.	321	9,447
Ring Energy Inc. (a)	2,632	6,475
SandRidge Energy Inc. (a)	877	14,935
SilverBow Resources Inc. (a)	375	10,605
Sitio Royalties Corp., Class A	2,001	57,734
SM Energy Co.	3,477	121,104
Southwestern Energy Co. (a)	11,700	68,445
Talos Energy Inc. (a)	1,873	35,362
Tellurian Inc. (a)	14,418	24,222
Texas Pacific Land Corp.	58	135,965
VAALCO Energy Inc.	3,050	13,908
W&T Offshore Inc. (a)	2,608	14,553
		6,994,924
Oil & Gas Refining & Marketing - 0.2%
Aemetis Inc. (a)	910	3,604
Alto Ingredients Inc. (a)	2,317	6,673
Clean Energy Fuels Corp. (a)	4,773	24,820
CVR Energy Inc.	831	26,044
Delek US Holdings Inc.	2,008	54,216
Gevo Inc. (a)	6,553	12,451
Green Plains Inc. (a)	1,499	45,719
HF Sinclair Corp.	1,600	83,024
Marathon Petroleum Corp.	4,768	554,947
Par Pacific Holdings Inc. (a)	1,377	32,015
PBF Energy Inc., Class A	2,774	113,124
Phillips 66	4,841	503,851
REX American Resources Corp. (a)	528	16,822
Valero Energy Corp.	3,986	505,664
Vertex Energy Inc. (a)	1,821	11,290
World Fuel Services Corp.	1,745	47,691
		2,041,955
Oil & Gas Storage & Transportation - 0.1%
Antero Midstream Corp.	2,400	25,896
Cheniere Energy Inc.	2,479	371,751
Dorian LPG Ltd.	882	16,714
DT Midstream Inc. (a)	1,150	63,549
Equitrans Midstream Corp.	11,772	78,872
Excelerate Energy Inc., Class A	611	15,306
International Seaways Inc.	1,405	52,013
Kinder Morgan Inc.	19,917	360,099
Kinetik Holdings Inc.	476	15,746
New Fortress Energy Inc.	300	12,726
NextDecade Corp. (a)	934	4,614
ONEOK Inc.	4,455	292,693
Targa Resources Corp.	2,147	157,805
The Williams Cos. Inc.	12,237	402,597
		1,870,381
	Number of Shares	Fair Value
Other Diversified Financial Services - 0.0%*
Alerus Financial Corp.	479	$ 11,185
Apollo Global Management Inc.	4,554	290,500
Equitable Holdings Inc.	3,900	111,930
Jackson Financial Inc., Class A	2,188	76,120
Voya Financial Inc.	1,200	73,788
		563,523
Packaged Foods & Meats - 0.3%
B&G Foods Inc.	1,989	22,177
Beyond Meat Inc. (a)	1,730	21,296
BRC Inc., Class A (a)	771	4,711
Calavo Growers Inc.	478	14,053
Cal-Maine Foods Inc.	1,083	58,969
Campbell Soup Co.	2,100	119,175
Conagra Brands Inc.	4,900	189,630
Flowers Foods Inc.	2,300	66,102
Fresh Market Inc. (a)(b)**	1,243	—
Freshpet Inc. (a)	400	21,108
General Mills Inc.	5,930	497,230
Hormel Foods Corp.	2,878	131,093
Hostess Brands Inc. (a)	3,901	87,538
J&J Snack Foods Corp.	435	65,124
John B Sanfilippo & Son Inc.	249	20,249
Kellogg Co.	2,650	188,786
Lamb Weston Holdings Inc.	1,386	123,853
Lancaster Colony Corp.	558	110,093
Lifecore Biomedical Inc. (a)	808	5,236
McCormick & Company Inc.	2,477	205,319
Mission Produce Inc. (a)	1,113	12,933
Mondelez International Inc., Class A	13,902	926,568
Pilgrim's Pride Corp. (a)	300	7,119
Post Holdings Inc. (a)	600	54,156
Seneca Foods Corp., Class A (a)	184	11,215
Sovos Brands Inc. (a)	941	13,522
SunOpta Inc. (a)	2,742	23,142
Tattooed Chef Inc. (a)	1,583	1,947
The Hain Celestial Group Inc. (a)	2,572	41,615
The Hershey Co.	1,494	345,966
The J M Smucker Co.	1,021	161,788
The Kraft Heinz Co.	7,029	286,151
The Simply Good Foods Co. (a)	2,582	98,193
Tootsie Roll Industries Inc.	435	18,518
TreeHouse Foods Inc. (a)	1,454	71,799
Tyson Foods Inc., Class A	2,732	170,067
Utz Brands Inc.	1,860	29,500
Vital Farms Inc. (a)	952	14,204

See Notes to Schedule of Investments and Notes to Financial Statements.
30	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2022
	Number of Shares	Fair Value
Whole Earth Brands Inc. (a)	1,643	$ 6,687
		4,246,832
Paper Packaging - 0.1%
Avery Dennison Corp.	842	152,402
Cryptyde Inc. (a)	1,068	205
Graphic Packaging Holding Co.	3,000	66,750
International Paper Co.	3,723	128,928
Packaging Corp. of America	983	125,736
Pactiv Evergreen Inc.	1,190	13,518
Ranpak Holdings Corp. (a)	1,126	6,497
Sealed Air Corp.	1,505	75,069
SIG Group AG	5,762	125,802
Sonoco Products Co.	1,000	60,710
Westrock Co.	2,700	94,932
		850,549
Paper Products - 0.0%*
Clearwater Paper Corp. (a)	465	17,581
Glatfelter Corp.	1,418	3,942
Sylvamo Corp.	1,013	49,222
		70,745
Personal Products - 0.1%
BellRing Brands Inc. (a)	3,780	96,919
Coty Inc., Class A (a)	4,300	36,808
Edgewell Personal Care Co.	1,471	56,692
elf Beauty Inc. (a)	1,385	76,590
Herbalife Nutrition Ltd. (a)	2,773	41,262
Inter Parfums Inc.	511	49,322
Medifast Inc.	308	35,528
Nature's Sunshine Products Inc. (a)	546	4,543
Nu Skin Enterprises Inc., Class A	1,425	60,078
Olaplex Holdings Inc. (a)	600	3,126
The Beauty Health Co. (a)	2,816	25,626
The Estee Lauder Companies Inc., Class A	2,266	562,217
The Honest Company Inc. (a)	1,989	5,987
Thorne HealthTech Inc. (a)	801	2,908
USANA Health Sciences Inc. (a)	311	16,545
Veru Inc. (a)	2,224	11,743
		1,085,894
Pharmaceuticals - 1.3%
Aclaris Therapeutics Inc. (a)	1,821	28,681
Amneal Pharmaceuticals Inc. (a)	3,365	6,696
Amphastar Pharmaceuticals Inc. (a)	1,082	30,318
Amylyx Pharmaceuticals Inc. (a)	1,447	53,467
	Number of Shares	Fair Value
AN2 Therapeutics Inc. (a)	116	$ 1,105
ANI Pharmaceuticals Inc. (a)	415	16,695
Arvinas Inc. (a)	1,386	47,415
Atea Pharmaceuticals Inc. (a)	2,571	12,367
Athira Pharma Inc. (a)	927	2,939
Axsome Therapeutics Inc. (a)	850	65,560
Bristol-Myers Squibb Co.	21,429	1,541,817
Cara Therapeutics Inc. (a)	1,486	15,960
Cassava Sciences Inc. (a)	1,083	31,992
Catalent Inc. (a)	1,829	82,323
CinCor Pharma Inc. (a)	430	5,285
Collegium Pharmaceutical Inc. (a)	950	22,040
Corcept Therapeutics Inc. (a)	2,431	49,374
DICE Therapeutics Inc. (a)	1,016	31,699
Edgewise Therapeutics Inc. (a)	960	8,582
Elanco Animal Health Inc. (a)	4,882	59,658
Eli Lilly & Co.	8,507	3,112,201
Esperion Therapeutics Inc. (a)	2,081	12,965
Evolus Inc. (a)	1,180	8,862
EyePoint Pharmaceuticals Inc. (a)	800	2,800
Fulcrum Therapeutics Inc. (a)	1,046	7,615
Harmony Biosciences Holdings Inc. (a)	745	41,049
Innoviva Inc. (a)	1,776	23,532
Intra-Cellular Therapies Inc. (a)	2,631	139,233
Johnson & Johnson	26,637	4,705,426
Ligand Pharmaceuticals Inc. (a)	426	28,457
Liquidia Corp. (a)	1,458	9,287
Merck & Company Inc.	25,492	2,828,337
Nektar Therapeutics (a)	5,209	11,772
NGM Biopharmaceuticals Inc. (a)	1,322	6,636
Nuvation Bio Inc. (a)	3,871	7,432
Ocular Therapeutix Inc. (a)	2,508	7,047
Organon & Co.	2,690	75,132
Pacira BioSciences Inc. (a)	1,282	49,498
Pfizer Inc.	56,895	2,915,300
Phathom Pharmaceuticals Inc. (a)	601	6,743
Phibro Animal Health Corp., Class A	721	9,669
Prestige Consumer Healthcare Inc. (a)	1,426	89,268
Provention Bio Inc. (a)	1,775	18,762
Reata Pharmaceuticals Inc., Class A (a)	780	29,632
Relmada Therapeutics Inc. (a)	917	3,200
Revance Therapeutics Inc. (a)	2,040	37,658
Royalty Pharma PLC, Class A	3,700	146,224
SIGA Technologies Inc.	1,586	11,673

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	31

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2022
	Number of Shares	Fair Value
Supernus Pharmaceuticals Inc. (a)	1,395	$ 49,760
Tarsus Pharmaceuticals Inc. (a)	566	8,298
Theseus Pharmaceuticals Inc. (a)	639	3,182
Third Harmonic Bio Inc. (a)	363	1,561
Tricida Inc. (a)	1,063	163
Ventyx Biosciences Inc. (a)	736	24,133
Viatris Inc.	11,400	126,882
Xeris Biopharma Holdings Inc. (a)	4,025	5,353
Zoetis Inc.	4,722	692,009
Zogenix Inc. (a)	2,206	1,500
		17,372,224
Property & Casualty Insurance - 0.3%
Ambac Financial Group Inc. (a)	1,236	21,556
American Financial Group Inc.	681	93,488
AMERISAFE Inc.	538	27,960
Arch Capital Group Ltd. (a)	3,600	226,008
Assured Guaranty Ltd.	500	31,130
Axis Capital Holdings Ltd.	900	48,753
Cincinnati Financial Corp.	1,465	150,001
CNA Financial Corp.	200	8,456
Donegal Group Inc., Class A	451	6,404
Employers Holdings Inc.	769	33,167
Erie Indemnity Co., Class A	264	65,662
Fidelity National Financial Inc.	2,800	105,336
First American Financial Corp.	1,300	68,042
HCI Group Inc.	241	9,541
Investors Title Co.	37	5,459
Kemper Corp.	600	29,520
Kinsale Capital Group Inc.	622	162,665
Lemonade Inc. (a)	1,303	17,825
Loews Corp.	2,000	116,660
Markel Corp. (a)	130	171,274
MBIA Inc. (a)	1,332	17,116
Mercury General Corp.	754	25,787
NI Holdings Inc. (a)	227	3,012
Old Republic International Corp.	2,410	58,201
Palomar Holdings Inc. (a)	688	31,070
ProAssurance Corp.	1,521	26,572
RLI Corp.	1,122	147,285
Root Inc., Class A (a)	228	1,024
Safety Insurance Group Inc.	403	33,957
Selective Insurance Group Inc.	1,715	151,966
Stewart Information Services Corp.	759	32,432
The Allstate Corp.	2,691	364,900
The Hanover Insurance Group Inc.	300	40,539
	Number of Shares	Fair Value
The Progressive Corp.	5,867	$ 761,009
The Travelers Companies Inc.	2,391	448,289
Tiptree Inc.	733	10,145
Trean Insurance Group Inc. (a)	1,000	6,000
United Fire Group Inc.	593	16,224
Universal Insurance Holdings Inc.	853	9,033
W R Berkley Corp.	2,031	147,390
White Mountains Insurance Group Ltd.	24	33,944
		3,764,802
Publishing - 0.0%*
Daily Journal Corp. (a)	39	9,770
Gannett Company Inc. (a)	4,520	9,176
John Wiley & Sons Inc., Class A	1,224	49,033
News Corp., Class A	4,194	76,331
News Corp., Class B	874	16,117
Scholastic Corp.	841	33,186
The New York Times., Class A	1,801	58,460
		252,073
Railroads - 0.2%
CSX Corp.	21,784	674,868
Norfolk Southern Corp.	2,338	576,130
Union Pacific Corp.	6,319	1,308,476
		2,559,474
Real Estate Development - 0.0%*
Forestar Group Inc. (a)	584	9,000
Stratus Properties Inc.	173	3,337
The Howard Hughes Corp. (a)	400	30,568
		42,905
Real Estate Operating Companies - 0.0%*
DigitalBridge Group Inc.	4,625	50,597
FRP Holdings Inc. (a)	182	9,803
Kennedy-Wilson Holdings Inc.	3,367	52,963
Transcontinental Realty Investors Inc. (a)	85	3,755
		117,118
Real Estate Services - 0.0%*
Anywhere Real Estate Inc. (a)	3,142	20,077
CBRE Group Inc., Class A (a)	3,282	252,583
Compass Inc., Class A (a)	7,606	17,722
Cushman & Wakefield PLC (a)	4,531	56,456
Doma Holdings Inc. (a)	3,524	1,596
Douglas Elliman Inc.	2,487	10,122
eXp World Holdings Inc.	1,955	21,662
Jones Lang LaSalle Inc. (a)	400	63,748
Marcus & Millichap Inc.	718	24,735

See Notes to Schedule of Investments and Notes to Financial Statements.
32	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2022
	Number of Shares	Fair Value
Newmark Group Inc., Class A	4,007	$ 31,936
Offerpad Solutions Inc. (a)	1,822	839
Opendoor Technologies Inc. (a)	5,500	6,380
RE/MAX Holdings Inc., Class A	624	11,631
Redfin Corp. (a)	3,051	12,936
Zillow Group Inc., Class A (a)	1,000	31,210
Zillow Group Inc., Class C (a)	1,400	45,094
		608,727
Regional Banks - 0.8%
1st Source Corp.	453	24,050
ACNB Corp.	262	10,430
Amalgamated Financial Corp.	442	10,184
Amerant Bancorp Inc.	776	20,828
American National Bankshares Inc.	281	10,377
Ameris Bancorp.	1,897	89,425
Arrow Financial Corp.	469	15,899
Associated Banc-Corp.	4,278	98,779
Atlantic Union Bankshares Corp.	2,143	75,305
Banc of California Inc.	1,478	23,545
BancFirst Corp.	560	49,381
Bank First Corp.	177	16,429
Bank of Hawaii Corp.	300	23,268
Bank of Marin Bancorp	450	14,796
Bank OZK	800	32,048
BankUnited Inc.	2,228	75,685
Bankwell Financial Group Inc.	165	4,856
Banner Corp.	976	61,683
Bar Harbor Bankshares	404	12,944
Baycom Corp.	391	7,421
BCB Bancorp Inc.	443	7,970
Berkshire Hills Bancorp Inc.	1,249	37,345
Blue Ridge Bankshares Inc.	542	6,770
BOK Financial Corp.	300	31,137
Brookline Bancorp Inc.	2,119	29,984
Business First Bancshares Inc.	704	15,587
Byline Bancorp Inc.	679	15,597
Cadence Bank	5,210	128,479
Cambridge Bancorp	189	15,698
Camden National Corp.	399	16,634
Capital Bancorp Inc.	269	6,332
Capital City Bank Group Inc.	432	14,040
Capstar Financial Holdings Inc.	719	12,698
Carter Bankshares Inc. (a)	664	11,016
Cathay General Bancorp	2,063	84,150
Central Pacific Financial Corp.	747	15,149
Citizens & Northern Corp.	407	9,304
Citizens Financial Group Inc.	4,752	187,086
City Holding Co.	418	38,912
	Number of Shares	Fair Value
Civista Bancshares Inc.	473	$ 10,411
CNB Financial Corp.	531	12,632
Coastal Financial Corp. (a)	333	15,824
Colony Bankcorp Inc.	495	6,282
Columbia Banking System Inc.	2,252	67,853
Comerica Inc.	1,364	91,183
Commerce Bancshares Inc.	1,223	83,250
Community Bank System Inc.	1,530	96,314
Community Trust Bancorp Inc.	438	20,117
ConnectOne Bancorp Inc.	1,044	25,275
CrossFirst Bankshares Inc. (a)	1,264	15,686
Cullen/Frost Bankers Inc.	600	80,220
Customers Bancorp Inc. (a)	858	24,316
CVB Financial Corp.	3,824	98,468
Dime Community Bancshares Inc.	921	29,315
Eagle Bancorp Inc.	900	39,663
East West Bancorp Inc.	1,493	98,389
Eastern Bankshares Inc.	4,465	77,021
Enterprise Bancorp Inc.	301	10,625
Enterprise Financial Services Corp.	1,004	49,156
Equity Bancshares Inc., Class A	419	13,689
Esquire Financial Holdings Inc.	212	9,171
Farmers & Merchants Bancorp Inc./Archbold	399	10,845
Farmers National Banc Corp.	1,048	14,798
FB Financial Corp.	1,016	36,718
Fifth Third Bancorp.	6,933	227,472
Financial Institutions Inc.	481	11,717
First Bancorp Inc.	314	9,401
First Bancorp/Southern Pines NC	1,004	43,011
First Bank	403	5,545
First Busey Corp.	1,462	36,141
First Business Financial Services Inc.	247	9,028
First Citizens BancShares Inc., Class A	119	90,245
First Commonwealth Financial Corp.	2,648	36,993
First Community Bancshares Inc.	442	14,984
First Financial Bancorp.	2,663	64,525
First Financial Bankshares Inc.	3,733	128,415
First Financial Corp.	305	14,054
First Foundation Inc.	1,429	20,478
First Guaranty Bancshares Inc.	169	3,963
First Hawaiian Inc.	1,600	41,664
First Horizon Corp.	5,300	129,850
First Internet Bancorp	296	7,187

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	33

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2022
	Number of Shares	Fair Value
First Interstate BancSystem Inc., Class A	2,622	$ 101,340
First Merchants Corp.	1,636	67,256
First Mid Bancshares Inc.	518	16,617
First Republic Bank	1,882	229,397
First Western Financial Inc. (a)	237	6,672
Five Star Bancorp	409	11,141
Flushing Financial Corp.	786	15,233
FNB Corp.	4,400	57,420
Fulton Financial Corp.	4,643	78,142
FVCBankcorp Inc. (a)	360	6,865
German American Bancorp Inc.	781	29,131
Glacier Bancorp Inc.	3,196	157,946
Great Southern Bancorp Inc.	258	15,348
Guaranty Bancshares Inc.	267	9,249
Hancock Whitney Corp.	2,475	119,765
Hanmi Financial Corp.	847	20,963
HarborOne Bancorp Inc.	1,241	17,250
HBT Financial Inc.	258	5,049
Heartland Financial USA Inc.	1,171	54,592
Heritage Commerce Corp.	1,645	21,385
Heritage Financial Corp.	977	29,935
Hilltop Holdings Inc.	1,416	42,494
Home BancShares Inc.	5,461	124,456
HomeStreet Inc.	515	14,204
HomeTrust Bancshares Inc.	383	9,257
Hope Bancorp Inc.	3,294	42,196
Horizon Bancorp Inc.	1,118	16,859
Huntington Bancshares Inc.	13,846	195,229
Independent Bank Corp.	1,867	124,229
Independent Bank Group Inc.	1,022	61,402
International Bancshares Corp.	1,533	70,150
John Marshall Bancorp Inc.	355	10,217
KeyCorp	8,651	150,700
Lakeland Bancorp Inc.	1,759	30,976
Lakeland Financial Corp.	699	51,006
Live Oak Bancshares Inc.	924	27,905
M&T Bank Corp.	1,752	254,145
Macatawa Bank Corp.	800	8,824
Mercantile Bank Corp.	442	14,798
Metrocity Bankshares Inc.	507	10,966
Metropolitan Bank Holding Corp. (a)	286	16,780
Mid Penn Bancorp Inc.	458	13,726
Midland States Bancorp Inc.	585	15,573
MidWestOne Financial Group Inc.	453	14,383
MVB Financial Corp.	333	7,333
National Bank Holdings Corp., Class A	828	34,834
NBT Bancorp Inc.	1,191	51,713
Nicolet Bankshares Inc. (a)	346	27,607
Northeast Bank	207	8,715
	Number of Shares	Fair Value
Northwest Bancshares Inc.	3,460	$ 48,371
OceanFirst Financial Corp.	1,645	34,956
Old National Bancorp	8,428	151,535
Old Second Bancorp Inc.	1,182	18,959
Origin Bancorp Inc.	631	23,158
Orrstown Financial Services Inc.	338	7,828
Pacific Premier Bancorp Inc.	2,687	84,802
PacWest Bancorp	1,300	29,835
Park National Corp.	409	57,567
Parke Bancorp Inc.	305	6,326
Pathward Financial Inc.	812	34,957
PCB Bancorp	351	6,209
PCSB Financial Corp.	380	7,235
Peapack-Gladstone Financial Corp.	484	18,014
Peoples Bancorp Inc.	780	22,035
Peoples Financial Services Corp.	189	9,798
Pinnacle Financial Partners Inc.	686	50,352
Preferred Bank	374	27,908
Premier Financial Corp.	998	26,916
Primis Financial Corp.	715	8,473
Professional Holding Corp., Class A (a)	410	11,373
Prosperity Bancshares Inc.	1,000	72,680
QCR Holdings Inc.	448	22,239
RBB Bancorp	485	10,112
Red River Bancshares Inc.	132	6,740
Regions Financial Corp.	8,977	193,544
Renasant Corp.	1,563	58,753
Republic Bancorp Inc., Class A	293	11,990
Republic First Bancorp Inc. (a)	1,402	3,014
S&T Bancorp Inc.	1,108	37,871
Sandy Spring Bancorp Inc.	1,242	43,756
Seacoast Banking Corporation of Florida	1,726	53,834
ServisFirst Bancshares Inc.	1,439	99,162
Shore Bancshares Inc.	479	8,349
Sierra Bancorp	444	9,431
Signature Bank	536	61,758
Silvergate Capital Corp., Class A (a)	875	15,225
Simmons First National Corp., Class A	3,515	75,854
SmartFinancial Inc.	510	14,025
South Plains Financial Inc.	321	8,837
South State Corp.	2,156	164,632
Southern First Bancshares Inc. (a)	247	11,300
Southside Bancshares Inc.	863	31,059
Stellar Bancorp Inc.	1,286	37,886
Stock Yards Bancorp Inc.	817	53,089
Summit Financial Group Inc.	361	8,985

See Notes to Schedule of Investments and Notes to Financial Statements.
34	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2022
	Number of Shares	Fair Value
SVB Financial Group (a)	591	$ 136,013
Synovus Financial Corp.	1,618	60,756
Texas Capital Bancshares Inc. (a)	1,432	86,364
The Bancorp Inc. (a)	1,568	44,500
The First Bancshares Inc.	548	17,541
The First of Long Island Corp.	600	10,800
The PNC Financial Services Group Inc.	4,115	649,923
Third Coast Bancshares Inc. (a)	387	7,132
Tompkins Financial Corp.	392	30,411
TowneBank	1,923	59,305
TriCo Bancshares	887	45,228
Triumph Financial Inc. (a)	662	32,352
Truist Financial Corp.	13,398	576,516
Trustmark Corp.	1,749	61,058
UMB Financial Corp.	1,263	105,486
Umpqua Holdings Corp.	1,500	26,775
United Bankshares Inc.	3,752	151,918
United Community Banks Inc.	3,050	103,090
Unity Bancorp Inc.	208	5,685
Univest Financial Corp.	817	21,348
USCB Financial Holdings Inc. (a)	296	3,611
Valley National Bancorp	12,377	139,984
Veritex Holdings Inc.	1,493	41,923
Washington Federal Inc.	1,850	62,068
Washington Trust Bancorp Inc.	479	22,599
Webster Financial Corp.	1,972	93,354
WesBanco Inc.	1,667	61,646
West BanCorp Inc.	515	13,158
Westamerica BanCorp	740	43,667
Western Alliance Bancorp	1,100	65,516
Wintrust Financial Corp.	700	59,164
Zions Bancorp NA	1,575	77,427
		10,531,538
Reinsurance - 0.0%*
Reinsurance Group of America Inc.	700	99,463
Renewable Electricity - 0.0%*
Altus Power Inc. (a)	1,328	8,659
Brookfield Renewable Corp., Class A	3,800	104,569
Clearway Energy Inc., Class A	983	29,411
Clearway Energy Inc., Class C	2,347	74,799
Montauk Renewables Inc. (a)	1,800	19,854
Ormat Technologies Inc.	1,411	122,023
Sunnova Energy International Inc. (a)	2,832	51,004
		410,319
	Number of Shares	Fair Value
Research & Consulting Services - 0.2%
Atlas Technical Consultants Inc. (a)	486	$ 2,503
Booz Allen Hamilton Holding Corp.	1,224	127,932
CACI International Inc., Class A (a)	300	90,177
CBIZ Inc. (a)	1,385	64,887
CoStar Group Inc. (a)	3,928	303,556
CRA International Inc.	195	23,874
Dun & Bradstreet Holdings Inc.	2,100	25,746
Equifax Inc.	1,191	231,483
Exponent Inc.	1,461	144,771
Forrester Research Inc. (a)	379	13,553
Franklin Covey Co. (a)	337	15,761
FTI Consulting Inc. (a)	300	47,640
Huron Consulting Group Inc. (a)	585	42,471
ICF International Inc.	526	52,100
Jacobs Solutions Inc.	1,200	144,084
KBR Inc.	1,500	79,200
LegalZoom.Com Inc. (a)	2,693	20,844
Leidos Holdings Inc.	1,391	146,319
NV5 Global Inc. (a)	386	51,076
Planet Labs PBC (a)	4,361	18,970
Red Violet Inc. (a)	287	6,607
Resources Connection Inc.	891	16,377
Science Applications International Corp.	600	66,558
Spire Global Inc. (a)	3,679	3,532
TransUnion	1,989	112,876
Verisk Analytics Inc.	1,546	272,745
Willdan Group Inc. (a)	378	6,747
		2,132,389
Residential REITs - 0.1%
American Homes 4 Rent, Class A	3,100	93,434
Apartment Income REIT Corp.	1,351	46,353
Apartment Investment & Management Co., Class A	4,240	30,189
AvalonBay Communities Inc.	1,405	226,936
Bluerock Homes Trust Inc. (a)	121	2,579
BRT Apartments Corp.	378	7,424
Camden Property Trust	1,038	116,131
Centerspace	433	25,404
Clipper Realty Inc.	311	1,990
Elme Communities	2,488	44,286
Equity LifeStyle Properties Inc.	1,802	116,409
Equity Residential	3,712	219,008
Essex Property Trust Inc.	604	128,000
Independence Realty Trust Inc.	6,361	107,246
Invitation Homes Inc.	5,970	176,951

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	35

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2022
	Number of Shares	Fair Value
Mid-America Apartment Communities Inc.	1,124	$ 176,457
NexPoint Residential Trust Inc.	639	27,809
Sun Communities Inc.	1,220	174,460
UDR Inc.	3,047	118,010
UMH Properties Inc.	1,389	22,363
		1,861,439
Restaurants - 0.4%
Aramark	2,300	95,082
Biglari Holdings Inc., Class B (a)	20	2,776
BJ's Restaurants Inc. (a)	632	16,672
Bloomin' Brands Inc.	2,516	50,622
Brinker International Inc. (a)	1,235	39,409
Chipotle Mexican Grill Inc. (a)	281	389,885
Chuy's Holdings Inc. (a)	514	14,546
Cracker Barrel Old Country Store Inc.	650	61,581
Darden Restaurants Inc.	1,200	165,996
Dave & Buster's Entertainment Inc. (a)	1,220	43,237
Denny's Corp. (a)	1,564	14,404
Dine Brands Global Inc.	417	26,938
Domino's Pizza Inc.	380	131,632
El Pollo Loco Holdings Inc.	689	6,862
First Watch Restaurant Group Inc. (a)	287	3,883
Jack in the Box Inc.	601	41,006
Krispy Kreme Inc.	2,027	20,919
Kura Sushi USA Inc., Class A (a)	151	7,200
McDonald's Corp.	7,460	1,965,934
Noodles & Co. (a)	1,224	6,720
Papa John's International Inc.	933	76,795
Portillo's Inc., Class A (a)	652	10,641
Ruth's Hospitality Group Inc.	886	13,715
Shake Shack Inc., Class A (a)	1,068	44,354
Starbucks Corp.	11,480	1,138,816
Sweetgreen Inc., Class A (a)	2,467	21,142
Texas Roadhouse Inc.	1,929	175,443
The Cheesecake Factory Inc.	1,400	44,394
The ONE Group Hospitality Inc. (a)	940	5,922
The Wendy's Co.	1,700	38,471
Wingstop Inc.	861	118,491
Yum! Brands Inc.	2,881	368,998
		5,162,486
Retail REITs - 0.2%
Acadia Realty Trust	2,643	37,927
Agree Realty Corp.	2,513	178,247
Alexander's Inc.	71	15,624
Brixmor Property Group Inc.	2,800	63,476
	Number of Shares	Fair Value
CBL & Associates Properties Inc.	744	$ 17,171
Federal Realty Investment Trust	700	70,728
Getty Realty Corp.	1,197	40,518
InvenTrust Properties Corp.	1,928	45,636
Kimco Realty Corp.	6,334	134,154
Kite Realty Group Trust	6,258	131,731
National Retail Properties Inc.	1,900	86,944
NETSTREIT Corp.	1,582	28,998
Phillips Edison & Company Inc.	3,361	107,014
Realty Income Corp.	6,197	393,076
Regency Centers Corp.	1,800	112,500
Retail Opportunity Investments Corp.	3,437	51,658
RPT Realty	2,376	23,855
Saul Centers Inc.	339	13,791
Simon Property Group Inc.	3,263	383,337
SITE Centers Corp.	5,571	76,100
Spirit Realty Capital Inc.	1,200	47,916
Tanger Factory Outlet Centers Inc.	2,891	51,865
The Macerich Co.	6,164	69,407
The Necessity Retail REIT Inc.	3,756	22,273
Urban Edge Properties	3,257	45,891
Urstadt Biddle Properties Inc., Class A	845	16,013
Whitestone REIT	1,560	15,038
		2,280,888
Security & Alarm Services - 0.0%*
CoreCivic Inc. (a)	3,314	38,310
The Brink's Co.	1,328	71,327
The GEO Group Inc. (a)	3,359	36,781
		146,418
Semiconductor Equipment - 0.2%
ACM Research Inc., Class A (a)	1,376	10,609
Amkor Technology Inc.	2,904	69,638
Applied Materials Inc.	8,734	850,517
Atomera Inc. (a)	634	3,943
Axcelis Technologies Inc. (a)	935	74,202
AXT Inc. (a)	1,284	5,624
Cohu Inc. (a)	1,367	43,812
Enphase Energy Inc. (a)	1,346	356,636
Entegris Inc.	1,482	97,204
FormFactor Inc. (a)	2,197	48,839
Ichor Holdings Ltd. (a)	787	21,107
KLA Corp.	1,458	549,710
Lam Research Corp.	1,379	579,594
MKS Instruments Inc.	600	50,838
Onto Innovation Inc. (a)	1,422	96,824
PDF Solutions Inc. (a)	836	23,843

See Notes to Schedule of Investments and Notes to Financial Statements.
36	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2022
	Number of Shares	Fair Value
Photronics Inc. (a)	1,693	$ 28,493
Teradyne Inc.	1,529	133,558
Ultra Clean Holdings Inc. (a)	1,285	42,598
Veeco Instruments Inc. (a)	1,429	26,551
		3,114,140
Semiconductors - 1.1%
Advanced Micro Devices Inc. (a)	16,200	1,049,274
Allegro MicroSystems Inc. (a)	300	9,006
Alpha & Omega Semiconductor Ltd. (a)	615	17,571
Ambarella Inc. (a)	1,043	85,766
Analog Devices Inc.	5,269	864,274
Broadcom Inc.	4,000	2,236,520
CEVA Inc. (a)	635	16,243
Cirrus Logic Inc. (a)	700	52,136
Credo Technology Group Holding Ltd. (a)	2,737	36,429
Diodes Inc. (a)	1,277	97,231
First Solar Inc. (a)	1,011	151,438
GLOBALFOUNDRIES Inc. (a)	700	37,723
Impinj Inc. (a)	601	65,617
indie Semiconductor Inc., Class A (a)	2,852	16,627
Intel Corp.	41,203	1,088,995
Lattice Semiconductor Corp. (a)	1,200	77,856
MACOM Technology Solutions Holdings Inc. (a)	1,449	91,258
Marvell Technology Inc.	8,521	315,618
MaxLinear Inc. (a)	2,080	70,616
Microchip Technology Inc.	5,438	382,020
Micron Technology Inc.	11,090	554,278
Monolithic Power Systems Inc.	483	170,794
NVIDIA Corp.	24,192	3,535,419
ON Semiconductor Corp. (a)	4,317	269,251
Parade Technologies Ltd.	1,000	25,150
Power Integrations Inc.	1,628	116,760
Qorvo Inc. (a)	1,097	99,432
QUALCOMM Inc.	11,234	1,235,066
Rambus Inc. (a)	3,068	109,896
Rigetti Computing Inc., Class A (a)	898	655
Rockley Photonics Holdings Ltd. (a)	3,037	425
Semtech Corp. (a)	1,804	51,757
Silicon Laboratories Inc. (a)	948	128,615
SiTime Corp. (a)	461	46,847
SkyWater Technology Inc. (a)	372	2,645
Skyworks Solutions Inc.	1,573	143,348
SMART Global Holdings Inc. (a)	1,377	20,490
Synaptics Inc. (a)	1,138	108,292
Texas Instruments Inc.	9,292	1,535,224
	Number of Shares	Fair Value
Transphorm Inc. (a)	571	$ 3,106
Universal Display Corp.	487	52,615
Wolfspeed Inc. (a)	1,079	74,494
		15,046,777
Silver - 0.0%*
Hecla Mining Co.	15,848	88,115
Soft Drinks - 0.5%
Celsius Holdings Inc. (a)	1,598	166,256
Coca-Cola Consolidated Inc.	134	68,656
Keurig Dr Pepper Inc.	8,591	306,355
Monster Beverage Corp. (a)	3,752	380,941
National Beverage Corp. (a)	668	31,082
PepsiCo Inc.	13,863	2,504,490
Primo Water Corp.	4,504	69,992
The Coca-Cola Co.	39,238	2,495,929
The Vita Coco Company Inc. (a)	886	12,244
		6,035,945
Specialized Consumer Services - 0.0%*
ADT Inc.	2,373	21,523
Carriage Services Inc.	451	12,421
European Wax Center Inc., Class A	694	8,640
Frontdoor Inc. (a)	2,359	49,067
H&R Block Inc.	1,400	51,114
Mister Car Wash Inc. (a)	900	8,307
Rover Group Inc. (a)	3,046	11,179
Service Corporation International	1,578	109,103
The Beachbody Co. Inc. (a)	3,014	1,585
Vivint Smart Home Inc. (a)	2,682	31,916
WW International Inc. (a)	1,720	6,639
		311,494
Specialized Finance - 0.0%*
A-Mark Precious Metals Inc.	503	17,469
SWK Holdings Corp. (a)	207	3,652
		21,121
Specialized REITs - 0.4%
American Tower Corp.	4,634	981,759
Crown Castle Inc.	4,305	583,930
CubeSmart	2,400	96,600
Digital Realty Trust Inc.	2,821	282,862
EPR Properties	700	26,404
Equinix Inc.	948	620,968
Extra Space Storage Inc.	1,317	193,836
Farmland Partners Inc.	1,547	19,276
Four Corners Property Trust Inc.	2,320	60,158

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	37

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2022
	Number of Shares	Fair Value
Gaming & Leisure Properties Inc.	2,411	$ 125,589
Gladstone Land Corp.	895	16,423
Iron Mountain Inc.	2,900	144,565
Lamar Advertising Co., Class A	900	84,960
Life Storage Inc.	748	73,678
National Storage Affiliates Trust	800	28,896
Outfront Media Inc.	4,186	69,404
PotlatchDeltic Corp.	2,282	100,385
Public Storage	1,608	450,545
Rayonier Inc.	1,600	52,736
Safehold Inc.	753	21,551
SBA Communications Corp.	1,115	312,546
Uniti Group Inc.	6,736	37,250
VICI Properties Inc.	9,659	312,952
Weyerhaeuser Co.	7,493	232,283
		4,929,556
Specialty Chemicals - 0.3%
Albemarle Corp.	1,137	246,570
Amyris Inc. (a)	6,506	9,954
Ashland Inc.	400	43,012
Aspen Aerogels Inc. (a)	864	10,187
Avient Corp.	2,608	88,046
Axalta Coating Systems Ltd. (a)	2,100	53,487
Balchem Corp.	915	111,731
Celanese Corp.	1,100	112,464
Chase Corp.	211	18,201
Danimer Scientific Inc. (a)	3,007	5,382
Diversey Holdings Ltd. (a)	2,610	11,119
DuPont de Nemours Inc.	4,976	341,503
Eastman Chemical Co.	1,077	87,711
Ecolab Inc.	2,440	355,166
ECOVYST Inc. (a)	2,158	19,120
Element Solutions Inc.	2,400	43,656
FutureFuel Corp.	913	7,423
Ginkgo Bioworks Holdings Inc. (a)	8,000	13,520
HB Fuller Co.	1,523	109,077
Ingevity Corp. (a)	1,094	77,061
Innospec Inc.	708	72,825
International Flavors & Fragrances Inc.	2,613	273,947
Livent Corp. (a)	4,650	92,395
Minerals Technologies Inc.	925	56,166
NewMarket Corp.	100	31,111
PPG Industries Inc.	2,391	300,644
Quaker Chemical Corp.	387	64,590
Rayonier Advanced Materials Inc. (a)	1,912	18,355
RPM International Inc.	1,236	120,448
Sensient Technologies Corp.	1,202	87,650
	Number of Shares	Fair Value
Stepan Co.	610	$ 64,941
The Sherwin-Williams Co.	2,408	571,491
Tianqi Lithium Corp., Class A (a)	700	7,992
Valhi Inc.	60	1,320
		3,528,265
Specialty Stores - 0.1%
Academy Sports & Outdoors Inc.	2,226	116,954
Bath & Body Works Inc.	2,398	101,052
Big 5 Sporting Goods Corp.	683	6,031
Build-A-Bear Workshop Inc. (a)	430	10,251
Dick's Sporting Goods Inc.	587	70,610
Five Below Inc. (a)	600	106,122
Hibbett Inc.	361	24,627
JOANN Inc.	289	824
Leslie's Inc. (a)	1,400	17,094
MarineMax Inc. (a)	589	18,388
National Vision Holdings Inc. (a)	2,247	87,094
Party City Holdco Inc. (a)	3,073	1,123
Petco Health & Wellness Company Inc. (a)	300	2,844
Sally Beauty Holdings Inc. (a)	3,030	37,936
Signet Jewelers Ltd.	1,312	89,216
Sportsman's Warehouse Holdings Inc. (a)	1,105	10,398
The Container Store Group Inc. (a)	1,338	5,767
The ODP Corp. (a)	1,149	52,325
Tractor Supply Co.	1,103	248,142
Ulta Beauty Inc. (a)	482	226,092
Warby Parker Inc., Class A (a)	2,368	31,944
Winmark Corp.	78	18,395
		1,283,229
Steel - 0.1%
Alpha Metallurgical Resources Inc.	437	63,973
ATI Inc. (a)	3,560	106,302
Carpenter Technology Corp.	1,363	50,349
Cleveland-Cliffs Inc. (a)	5,837	94,034
Commercial Metals Co.	3,356	162,095
Haynes International Inc.	351	16,037
Nucor Corp.	2,593	341,783
Olympic Steel Inc.	298	10,007
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A (a)	10,100	6,905
Ramaco Resources Inc.	684	6,012
Reliance Steel & Aluminum Co.	598	121,059
Ryerson Holding Corp.	530	16,038

See Notes to Schedule of Investments and Notes to Financial Statements.
38	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2022
	Number of Shares	Fair Value
Schnitzer Steel Industries Inc., Class A	728	$ 22,313
Steel Dynamics Inc.	1,802	176,055
SunCoke Energy Inc.	2,326	20,073
TimkenSteel Corp. (a)	1,302	23,657
United States Steel Corp.	2,600	65,130
Warrior Met Coal Inc.	1,468	50,852
Worthington Industries Inc.	895	44,491
		1,397,165
Systems Software - 1.7%
A10 Networks Inc.	1,867	31,048
Adeia Inc.	2,943	27,900
Appian Corp., Class A (a)	1,138	37,053
Arteris Inc. (a)	477	2,051
CommVault Systems Inc. (a)	1,275	80,121
Crowdstrike Holdings Inc., Class A (a)	2,110	222,162
Dolby Laboratories Inc., Class A	757	53,399
Fortinet Inc. (a)	6,455	315,585
Gen Digital Inc.	5,713	122,430
IronNet Inc. (a)	1,864	429
KnowBe4 Inc., Class A (a)	2,075	51,419
Microsoft Corp.	75,639	18,139,745
N-Able Inc. (a)	1,907	19,604
OneSpan Inc. (a)	1,138	12,734
Oracle Corp.	15,245	1,246,126
Palo Alto Networks Inc. (a)	2,941	410,387
Progress Software Corp.	1,249	63,012
Qualys Inc. (a)	1,107	124,239
Rapid7 Inc. (a)	1,656	56,271
SecureWorks Corp., Class A (a)	300	1,917
SentinelOne Inc., Class A (a)	1,600	23,344
ServiceNow Inc. (a)	1,964	762,562
SolarWinds Corp. (a)	1,618	15,144
Telos Corp. (a)	1,781	9,065
Tenable Holdings Inc. (a)	3,155	120,363
Teradata Corp. (a)	1,100	37,026
UiPath Inc., Class A (a)	3,600	45,756
Varonis Systems Inc. (a)	3,112	74,501
VMware Inc., Class A (a)	2,139	262,584
Xperi Inc. (a)	1,197	10,306
Zscaler Inc. (a)	879	98,360
Zuora Inc., Class A (a)	3,871	24,620
		22,501,263
Technology Distributors - 0.0%*
Arrow Electronics Inc. (a)	767	80,205
Avnet Inc.	1,200	49,896
CDW Corp.	1,371	244,833
ePlus Inc. (a)	750	33,210
Insight Enterprises Inc. (a)	900	90,243
	Number of Shares	Fair Value
PC Connection Inc.	311	$ 14,586
ScanSource Inc. (a)	706	20,630
TD SYNNEX Corp.	400	37,884
		571,487
Technology Hardware, Storage & Peripherals - 1.6%
Apple Inc.	151,865	19,731,819
Avid Technology Inc. (a)	1,008	26,803
CompoSecure Inc. (a)	123	604
Corsair Gaming Inc. (a)	1,063	14,425
Dell Technologies Inc., Class C	2,604	104,733
Diebold Nixdorf Inc. (a)	2,294	3,257
Eastman Kodak Co. (a)	1,801	5,493
Hewlett Packard Enterprise Co.	12,584	200,841
HP Inc.	10,438	280,469
IonQ Inc. (a)	3,411	11,768
NetApp Inc.	2,167	130,150
Pure Storage Inc., Class A (a)	2,900	77,604
Super Micro Computer Inc. (a)	1,303	106,976
Turtle Beach Corp. (a)	547	3,922
Western Digital Corp. (a)	3,200	100,960
Xerox Holdings Corp.	3,258	47,567
		20,847,391
Textiles - 0.0%*
Unifi Inc. (a)	492	4,236
Thrifts & Mortgage Finance - 0.1%
Axos Financial Inc. (a)	1,637	62,566
Blue Foundry Bancorp (a)	850	10,922
Bridgewater Bancshares Inc. (a)	674	11,957
Capitol Federal Financial Inc.	3,671	31,754
Columbia Financial Inc. (a)	951	20,561
Enact Holdings Inc.	839	20,237
Essent Group Ltd.	3,024	117,573
Federal Agricultural Mortgage Corp., Class C	257	28,966
Finance Of America Companies Inc., Class A (a)	887	1,126
Greene County Bancorp Inc.	97	5,570
Hingham Institution for Savings	47	12,970
Home Bancorp Inc.	233	9,327
Kearny Financial Corp.	1,677	17,022
Luther Burbank Corp.	438	4,866
Merchants Bancorp	516	12,549
MGIC Investment Corp.	3,500	45,500
Mr Cooper Group Inc. (a)	2,016	80,902
New York Community Bancorp Inc.	6,300	54,180
NMI Holdings Inc., Class A (a)	2,368	49,491
Northfield Bancorp Inc.	1,205	18,955

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	39

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2022
	Number of Shares	Fair Value
PennyMac Financial Services Inc.	798	$ 45,215
Pioneer Bancorp Inc. (a)	306	3,488
Provident Bancorp Inc.	453	3,298
Provident Financial Services Inc.	2,080	44,429
Radian Group Inc.	4,641	88,504
Rocket Companies Inc., Class A	1,600	11,200
Southern Missouri Bancorp Inc.	261	11,962
Sterling Bancorp Inc. (a)	434	2,643
TFS Financial Corp.	400	5,764
TrustCo Bank Corp.	524	19,697
Velocity Financial Inc. (a)	218	2,104
Walker & Dunlop Inc.	878	68,905
Waterstone Financial Inc.	658	11,344
WSFS Financial Corp.	1,810	82,065
		1,017,612
Tires & Rubber - 0.0%*
The Goodyear Tire & Rubber Co. (a)	8,036	81,565
Tobacco - 0.2%
22nd Century Group Inc. (a)	5,281	4,861
Altria Group Inc.	18,107	827,671
Philip Morris International Inc.	15,591	1,577,965
Turning Point Brands Inc.	506	10,945
Universal Corp.	685	36,175
Vector Group Ltd.	4,088	48,484
		2,506,101
Trading Companies & Distributors - 0.2%
Air Lease Corp.	1,200	46,104
Alta Equipment Group Inc.	638	8,415
Applied Industrial Technologies Inc.	1,100	138,633
Beacon Roofing Supply Inc. (a)	1,471	77,654
BlueLinx Holdings Inc. (a)	250	17,778
Boise Cascade Co.	1,131	77,666
Core & Main Inc., Class A (a)	200	3,862
Custom Truck One Source Inc. (a)	1,929	12,191
Distribution Solutions Group Inc. (a)	150	5,529
DXP Enterprises Inc. (a)	507	13,968
Fastenal Co.	5,737	271,475
GATX Corp.	1,019	108,360
Global Industrial Co.	432	10,165
GMS Inc. (a)	1,236	61,553
H&E Equipment Services Inc.	905	41,087
Herc Holdings Inc.	736	96,836
Hudson Technologies Inc. (a)	1,375	13,915
	Number of Shares	Fair Value
Karat Packaging Inc.	279	$ 4,009
McGrath RentCorp.	692	68,328
MRC Global Inc. (a)	2,337	27,062
MSC Industrial Direct Company Inc., Class A	498	40,687
NOW Inc. (a)	3,128	39,726
Rush Enterprises Inc., Class A	1,213	63,416
Rush Enterprises Inc., Class B	224	12,604
SiteOne Landscape Supply Inc. (a)	500	58,660
Textainer Group Holdings Ltd.	1,279	39,662
Titan Machinery Inc. (a)	567	22,527
Transcat Inc. (a)	230	16,300
United Rentals Inc. (a)	744	264,432
Univar Solutions Inc. (a)	1,700	54,060
Veritiv Corp.	386	46,980
Watsco Inc.	320	79,808
WESCO International Inc. (a)	400	50,080
WW Grainger Inc.	426	236,962
		2,130,494
Trucking - 0.1%
ArcBest Corp.	697	48,818
Avis Budget Group Inc. (a)	300	49,179
Bird Global Inc., Class A (a)	4,530	816
Covenant Logistics Group Inc.	267	9,230
Daseke Inc. (a)	1,300	7,397
Heartland Express Inc.	1,306	20,034
Hertz Global Holdings Inc. (a)	1,500	23,085
JB Hunt Transport Services Inc.	854	148,903
Knight-Swift Transportation Holdings Inc.	1,622	85,009
Landstar System Inc.	344	56,038
Lyft Inc., Class A (a)	2,515	27,715
Marten Transport Ltd.	1,650	32,637
Old Dominion Freight Line Inc.	984	279,239
PAM Transportation Services Inc. (a)	233	6,035
RXO Inc. (a)	700	12,040
Ryder System Inc.	394	32,927
Saia Inc. (a)	764	160,196
Schneider National Inc., Class B	300	7,020
TuSimple Holdings Inc., Class A (a)	4,804	7,879
Uber Technologies Inc. (a)	18,959	468,856
U-Haul Holding Co.	830	46,066
Universal Logistics Holdings Inc.	224	7,491
Werner Enterprises Inc.	1,813	72,991
XPO Inc. (a)	700	23,303
		1,632,904

See Notes to Schedule of Investments and Notes to Financial Statements.
40	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2022
	Number of Shares	Fair Value
Water Utilities - 0.1%
American States Water Co.	1,059	$ 98,010
American Water Works Company Inc.	1,832	279,233
Artesian Resources Corp., Class A	225	13,181
California Water Service Group	1,556	94,356
Essential Utilities Inc.	2,400	114,552
Global Water Resources Inc.	379	5,033
Middlesex Water Co.	494	38,863
Pure Cycle Corp. (a)	688	7,210
SJW Group	771	62,598
The York Water Co.	395	17,767
		730,803
Wireless Telecommunication Services - 0.1%
Gogo Inc. (a)	1,400	20,664
KORE Group Holdings Inc. (a)	874	1,101
Shenandoah Telecommunications Co.	1,361	21,613
Telephone & Data Systems Inc.	2,842	29,812
T-Mobile US Inc. (a)	6,015	842,100
United States Cellular Corp. (a)	495	10,321
		925,611
Total Common Stock (Cost $435,786,945)		414,108,378
Preferred Stock - 0.0% *
Automobile Manufacturers - 0.0%*
Dr Ing hc F Porsche AG (a)	2,324	235,007
Total Preferred Stock (Cost $202,265)		235,007
Rights - 0.0% *
Apparel, Accessories & Luxury Goods - 0.0%*
PLBY Group Inc. (expiring 01/17/23) (a)**	1,294	—
Total Domestic Equity (Cost $435,989,210)		414,343,385
Foreign Equity - 29.9%
Common Stock - 29.7%
Advertising - 0.1%
Cheil Worldwide Inc.	840	15,343
CyberAgent Inc.	8,200	72,588
Dentsu Group Inc.	4,200	131,941
Focus Media Information Technology Company Ltd., Class A	10,900	10,524
Gambling.com Group Ltd. (a)	505	4,621
Hakuhodo DY Holdings Inc.	5,000	50,400
Informa PLC	29,647	220,964
	Number of Shares	Fair Value
Innovid Corp. (a)	511	$ 874
Publicis Groupe S.A.	4,653	295,074
WPP PLC	22,319	220,203
		1,022,532
Aerospace & Defense - 0.3%
AECC Aviation Power Company Ltd., Class A	2,100	12,833
Airbus SE	11,938	1,414,486
Aselsan Elektronik Sanayi Ve Ticaret AS	7,417	24,625
AviChina Industry & Technology Company Ltd., Class H	35,000	15,740
BAE Systems PLC	63,391	652,726
Bharat Electronics Ltd.	42,099	50,836
CAE Inc. (a)	6,600	127,572
Dassault Aviation S.A.	525	88,641
Elbit Systems Ltd.	516	83,599
Kongsberg Gruppen ASA	1,542	65,055
Korea Aerospace Industries Ltd.	858	34,676
Kuang-Chi Technologies Company Ltd., Class A	3,100	7,626
MTU Aero Engines AG	1,092	235,651
Rheinmetall AG	841	166,991
Rolls-Royce Holdings PLC (a)	161,814	181,410
Safran S.A.	6,913	862,624
Singapore Technologies Engineering Ltd.	28,800	71,936
Thales S.A.	2,175	276,927
		4,373,954
Agricultural & Farm Machinery - 0.1%
CNH Industrial N.V.	20,817	332,476
Husqvarna AB, Class B B Shares	7,198	50,513
Kubota Corp.	20,800	286,435
		669,424
Agricultural Products - 0.0%*
Beijing Dabeinong Technology Group Company Ltd., Class A A Shares (a)	7,600	9,776
Charoen Pokphand Indonesia Tbk PT	89,500	32,483
IOI Corp. Bhd	32,700	30,065
Kuala Lumpur Kepong Bhd	5,700	28,933
New Hope Liuhe Company Ltd., Class A A Shares (a)	3,200	5,971
Sime Darby Plantation Bhd	21,300	22,485
Tongwei Company Ltd., Class A A Shares	3,300	18,401
Wilmar International Ltd.	37,306	115,990
		264,104

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	41

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2022
	Number of Shares	Fair Value
Air Freight & Logistics - 0.1%
Agility Public Warehousing Co. KSC	19,200	$ 45,202
Deutsche Post AG	20,052	752,869
DSV A/S	3,793	596,888
Hyundai Glovis Company Ltd.	247	32,068
Nippon Express Holdings Inc.	1,500	85,718
SF Holding Company Ltd., Class A A Shares	3,700	30,888
SG Holdings Company Ltd.	6,000	83,217
Yamato Holdings Company Ltd.	5,700	90,158
YTO Express Group Company Ltd., Class A	2,700	7,840
Yunda Holding Company Ltd., Class A	3,600	7,482
ZTO Express Cayman Inc. ADR	5,009	134,592
		1,866,922
Airlines - 0.1%
Air Canada (a)	3,800	54,380
Air China Ltd., Class H H Shares (a)	28,000	24,933
ANA Holdings Inc. (a)	3,200	67,907
China Airlines Ltd.	26,000	16,073
China Eastern Airlines Corporation Ltd., Class A (a)	12,400	9,911
China Southern Airlines Company Ltd., Class H (a)	20,000	13,017
China Southern Airlines Company Ltd., Class A (a)	11,600	12,742
Copa Holdings S.A., Class A (a)	300	24,951
Deutsche Lufthansa AG (a)	11,080	91,822
Eva Airways Corp.	25,000	22,897
InterGlobe Aviation Ltd. (a)(e)	1,049	25,457
Japan Airlines Company Ltd. (a)	2,914	59,519
Korean Air Lines Company Ltd. (a)	2,302	41,950
Qantas Airways Ltd. (a)	17,015	69,348
Singapore Airlines Ltd. (a)	26,300	108,439
Turk Hava Yollari AO (a)	5,581	42,008
		685,354
Airport Services - 0.0%*
Aena SME S.A. (a)(e)	1,536	192,289
Aeroports de Paris (a)	549	73,357
Airports of Thailand PCL NVDR (a)	39,863	86,321
Auckland International Airport Ltd. (a)	23,587	116,507
Beijing Capital International Airport Company Ltd., Class H (a)	16,000	11,706
	Number of Shares	Fair Value
Grupo Aeroportuario del Pacifico SAB de C.V., Class B B Shares	3,300	$ 47,272
Grupo Aeroportuario del Sureste SAB de CV, Class B	1,985	46,312
Malaysia Airports Holdings Bhd (a)	12,400	18,466
Shanghai International Airport Company Ltd., Class A (a)	1,300	10,843
		603,073
Aluminum - 0.0%*
Aluminum Corp. of China Ltd., Class H	40,000	17,015
Aluminum Corp. of China Ltd., Class A A Shares	4,800	3,101
China Hongqiao Group Ltd.	30,000	28,328
Constellium SE (a)	3,590	42,470
Hindalco Industries Ltd.	14,043	80,349
Norsk Hydro ASA	27,536	204,948
Press Metal Aluminium Holdings Bhd	38,100	42,208
Shandong Nanshan Aluminum Company Ltd., Class A	14,700	6,948
Yunnan Aluminium Company Ltd., Class A A Shares	4,900	7,875
		433,242
Apparel Retail - 0.1%
Fast Retailing Company Ltd.	1,200	732,396
H & M Hennes & Mauritz AB, Class B	14,065	151,510
Industria de Diseno Textil S.A.	22,102	586,170
Lojas Renner S.A.	9,932	38,495
Mr Price Group Ltd.	2,232	20,850
Pepkor Holdings Ltd. (e)	14,652	17,222
The Foschini Group Ltd.	3,538	21,001
Topsports International Holdings Ltd. (e)	21,000	16,655
Trent Ltd.	2,207	36,050
		1,620,349
Apparel, Accessories & Luxury Goods - 0.7%
adidas AG	3,510	477,471
ANTA Sports Products Ltd.	13,276	174,009
Bosideng International Holdings Ltd.	46,000	21,866
Burberry Group PLC	8,026	195,986
Capri Holdings Ltd. (a)	1,505	86,266
Cie Financiere Richemont S.A., Class A	10,542	1,366,176
Ermenegildo Zegna N.V.	1,580	16,543
F&F Company Ltd.	165	18,965
FF Group (a)(b)**	1,860	—

See Notes to Schedule of Investments and Notes to Financial Statements.
42	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2022
	Number of Shares	Fair Value
Gildan Activewear Inc.	3,600	$ 98,519
Hermes International	640	986,992
Kering S.A.	1,514	768,320
Li Ning Company Ltd.	25,819	224,119
LPP S.A.	12	29,136
lululemon athletica Inc. (a)	1,153	369,398
LVMH Moet Hennessy Louis Vuitton SE	5,581	4,049,702
Moncler S.p.A.	4,201	221,934
Page Industries Ltd.	66	34,174
Pandora A/S	1,802	126,231
Shenzhou International Group Holdings Ltd.	8,600	96,744
The Swatch Group AG	1,629	215,391
Titan Company Ltd.	3,675	115,385
		9,693,327
Application Software - 0.4%
Atlassian Corp., Class A (a)	1,296	166,769
AVEVA Group PLC	2,380	91,985
Beijing Kingsoft Office Software Inc., Class A A Shares	192	7,340
Constellation Software Inc.	408	636,552
Dassault Systemes SE	13,517	483,199
Hundsun Technologies Inc., Class A	1,456	8,514
Iflytek Company Ltd., Class A A Shares	1,500	7,117
Kaleyra Inc. (a)	1,717	1,296
Kingdee International Software Group Company Ltd. (a)	31,000	66,489
NavInfo Company Ltd., Class A A Shares	4,600	7,327
Nemetschek SE	988	50,286
Nice Ltd. (a)	1,297	248,567
Open Text Corp.	5,100	151,011
SAP SE	21,068	2,167,311
Sapiens International Corp. N.V.	850	15,708
Shanghai Baosight Software Company Ltd., Class B	5,200	16,094
Shanghai Baosight Software Company Ltd., Class A	1,560	10,101
Temenos AG	1,235	67,730
The Descartes Systems Group Inc. (a)	1,800	125,394
The Sage Group PLC	20,861	187,099
Thunder Software Technology Company Ltd., Class A	500	7,248
WiseTech Global Ltd.	2,845	97,914
Xero Ltd. (a)	2,666	127,044
Yonyou Network Technology Company Ltd., Class A	2,600	9,083
		4,757,178
	Number of Shares	Fair Value
Asset Management & Custody Banks - 0.2%
3i Group PLC	19,811	$ 319,688
Abrdn PLC	40,439	92,059
Amundi S.A. (e)	1,292	73,081
Brookfield Asset Management Ltd., Class A (a)	7,125	203,872
Brookfield Corp.	28,305	889,499
China Cinda Asset Management Company Ltd., Class H H Shares	91,556	12,669
EQT AB	5,793	122,649
Hargreaves Lansdown PLC	7,496	77,203
IGM Financial Inc.	1,677	46,784
Janus Henderson Group PLC	1,100	25,872
Julius Baer Group Ltd.	4,364	254,048
Onex Corp.	1,400	67,461
Partners Group Holding AG	461	406,987
Reinet Investments SCA	1,466	28,205
Schroders PLC	15,319	80,343
St. James's Place PLC	11,195	147,458
		2,847,878
Auto Parts & Equipment - 0.1%
Adient PLC (a)	2,720	94,357
Aisin Corp.	2,900	77,585
Aptiv PLC (a)	2,691	250,613
Bharat Forge Ltd.	2,844	30,247
Changzhou Xingyu Automotive Lighting Systems Company Ltd., Class A	300	5,523
Continental AG	2,182	130,363
Denso Corp.	8,800	435,915
Fuyao Glass Industry Group Company Ltd., Class H H Shares (e)	6,156	25,831
Fuyao Glass Industry Group Company Ltd., Class A	900	4,562
Hanon Systems	2,623	16,843
Huayu Automotive Systems Company Ltd., Class A A Shares	1,768	4,428
Huizhou Desay Sv Automotive Company Ltd., Class A	200	3,045
Hyundai Mobis Company Ltd.	665	105,481
Koito Manufacturing Company Ltd.	3,600	54,213
Magna International Inc.	5,635	316,320
Minth Group Ltd.	8,000	21,679
Ningbo Tuopu Group Company Ltd., Class A A Shares	800	6,773
Samvardhana Motherson International Ltd.	21,442	19,218
Sumitomo Electric Industries Ltd.	13,866	158,107

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	43

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2022
	Number of Shares	Fair Value
Tube Investments of India Ltd.	1,000	$ 33,550
Valeo	3,956	70,508
		1,865,161
Automobile Manufacturers - 0.7%
Astra International Tbk PT	217,700	79,710
Bayerische Motoren Werke AG	6,707	596,838
BYD Company Ltd., Class H	9,000	222,090
BYD Company Ltd., Class A A Shares	1,200	44,569
Chongqing Changan Automobile Company Ltd., Class A A Shares	5,014	8,921
Dongfeng Motor Group Company Ltd., Class H H Shares	30,000	17,220
Ferrari N.V.	2,554	545,696
Ford Otomotiv Sanayi A/S	501	14,037
Geely Automobile Holdings Ltd.	62,000	90,558
Great Wall Motor Company Ltd., Class H	32,533	42,349
Great Wall Motor Company Ltd., Class A	800	3,425
Guangzhou Automobile Group Company Ltd., Class H H Shares	38,000	25,609
Honda Motor Company Ltd.	33,000	758,316
Hyundai Motor Co.	1,575	188,499
Isuzu Motors Ltd.	12,000	140,695
Kia Corp.	2,738	128,824
Li Auto Inc., Class A (a)	12,800	125,951
Mahindra & Mahindra Ltd.	9,993	150,892
Maruti Suzuki India Ltd.	1,299	131,809
Mazda Motor Corp.	11,200	85,308
Mercedes-Benz Group AG	16,215	1,062,555
NIO Inc. ADR (a)	15,023	146,474
Nissan Motor Company Ltd.	45,100	142,910
Renault S.A. (a)	3,730	124,501
SAIC Motor Corporation Ltd., Class A A Shares	5,000	10,414
Stellantis N.V.	44,552	630,678
Subaru Corp.	12,600	193,615
Suzuki Motor Corp.	7,500	242,772
Tata Motors Ltd. (a)	18,937	88,802
Toyota Motor Corp.	213,900	2,938,298
Volkswagen AG	612	96,439
Volvo Car AB, Class B (a)	10,096	45,909
XPeng Inc., Class A (a)	11,000	54,049
		9,178,732
Automotive Retail - 0.0%*
Abu Dhabi National Oil Co for Distribution PJSC	31,683	38,044
	Number of Shares	Fair Value
China Meidong Auto Holdings Ltd.	6,000	$ 12,315
Hotai Motor Company Ltd.	3,863	73,903
PTT Oil & Retail Business PCL NVDR	42,408	29,142
USS Company Ltd.	3,800	60,336
Vibra Energia S.A.	11,600	34,011
Zhongsheng Group Holdings Ltd.	6,500	33,437
		281,188
Biotechnology - 0.3%
3SBio Inc. (e)	22,500	23,927
Affimed N.V. (a)	4,703	5,832
Alkermes PLC (a)	4,679	122,262
Arbutus Biopharma Corp. (a)	2,867	6,680
Argenx SE (a)	1,118	415,586
Aurinia Pharmaceuticals Inc. (a)	3,724	16,088
Beijing Wantai Biological Pharmacy Enterprise Company Ltd., Class A A Shares	80	1,465
BGI Genomics Company Ltd., Class A	800	5,977
Biocon Ltd.	4,931	15,607
Celltrion Inc.	1,136	144,988
Chongqing Zhifei Biological Products Company Ltd., Class A	800	10,155
CSL Ltd.	9,721	1,896,999
Genmab A/S (a)	1,333	562,635
Grifols S.A. (a)	6,316	72,598
Hualan Biological Engineering Inc., Class A A Shares	2,038	6,666
Imeik Technology Development Company Ltd., Class A A Shares	100	8,186
Innovent Biologics Inc. (a)(e)	10,500	45,068
PharmaEssentia Corp. (a)	1,000	15,519
Prothena Corporation PLC (a)	1,012	60,973
Shanghai RAAS Blood Products Company Ltd., Class A	5,500	5,040
Shenzhen Kangtai Biological Products Company Ltd., Class A	800	3,646
SK Bioscience Company Ltd. (a)	266	15,576
Swedish Orphan Biovitrum AB (a)	3,558	73,656
Walvax Biotechnology Company Ltd., Class A	1,400	8,132
Zai Lab Ltd. ADR (a)	1,200	36,840
		3,580,101

See Notes to Schedule of Investments and Notes to Financial Statements.
44	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2022
	Number of Shares	Fair Value
Brewers - 0.2%
AMBEV S.A.	51,700	$ 141,305
Anheuser-Busch InBev S.A.	17,555	1,054,250
Asahi Group Holdings Ltd.	9,300	290,323
Budweiser Brewing Company APAC Ltd. (e)	33,800	106,316
Carlsberg A/S, Class B	1,987	263,266
China Resources Beer Holdings Company Ltd.	18,000	125,805
Chongqing Brewery Company Ltd., Class A	100	1,841
Cia Cervecerias Unidas S.A.	2,774	18,446
Heineken Holding N.V.	2,073	159,404
Heineken N.V.	5,257	493,053
Kirin Holdings Company Ltd.	16,800	256,052
Tsingtao Brewery Company Ltd., Class H	6,924	68,398
Tsingtao Brewery Company Ltd., Class A	800	12,430
		2,990,889
Broadcasting - 0.0%*
Vivendi SE	14,089	134,035
Building Products - 0.3%
AGC Inc.	3,800	126,575
Allegion PLC	956	100,629
Assa Abloy AB, Class B	20,338	436,644
Beijing New Building Materials PLC, Class A	1,600	5,985
Caesarstone Ltd.	939	5,362
China Lesso Group Holdings Ltd.	16,494	17,223
Cie de Saint-Gobain	10,021	488,222
Daikin Industries Ltd.	5,000	765,470
Geberit AG	730	343,618
Guangdong Kinlong Hardware Products Company Ltd., Class A	200	3,005
Kingspan Group PLC	2,959	159,731
Lixil Corp.	5,200	78,860
Nibe Industrier AB, Class B B Shares	30,856	287,549
ROCKWOOL A/S, Class B	176	41,248
TOTO Ltd.	2,800	95,494
Trane Technologies PLC	2,313	388,792
Xinyi Glass Holdings Ltd.	31,000	57,751
		3,402,158
Cable & Satellite - 0.0%*
Cyfrowy Polsat S.A.	3,840	15,417
Grupo Televisa SAB	24,100	21,915
MultiChoice Group	3,711	25,570
Quebecor Inc., Class B	2,900	64,637
	Number of Shares	Fair Value
Shaw Communications Inc., Class B	9,700	$ 279,270
		406,809
Casinos & Gaming - 0.2%
Aristocrat Leisure Ltd.	12,201	252,526
Entain PLC	12,058	191,678
Evolution AB (e)	3,715	362,034
Flutter Entertainment PLC (a)	3,388	462,105
Galaxy Entertainment Group Ltd.	44,000	290,892
Genting Bhd	24,200	24,612
Genting Malaysia Bhd	30,500	18,625
Genting Singapore Ltd.	111,200	79,180
Kangwon Land Inc. (a)	1,128	20,757
La Francaise des Jeux SAEM (e)	2,197	88,116
NEOGAMES S.A. (a)	396	4,827
OPAP S.A.	2,776	39,196
Sands China Ltd. (a)	47,600	157,956
The Lottery Corporation Ltd. (a)	45,870	139,358
		2,131,862
Coal & Consumable Fuels - 0.1%
Adaro Energy Tbk PT	172,900	42,760
Cameco Corp.	8,900	201,587
China Coal Energy Company Ltd., Class H	22,000	17,899
China Shenhua Energy Company Ltd., Class H H Shares	35,990	103,982
China Shenhua Energy Company Ltd., Class A	3,800	15,170
Coal India Ltd.	15,043	40,921
Exxaro Resources Ltd.	2,356	30,090
Inner Mongolia Yitai Coal Co. Ltd., Class B	11,400	15,059
Shaanxi Coal Industry Company Ltd., Class A	6,500	17,455
Shanxi Coking Coal Energy Group Company Ltd., Class A	3,800	6,398
United Tractors Tbk PT	17,600	29,479
Uranium Energy Corp. (a)	9,545	37,035
Washington H Soul Pattinson & Company Ltd.	4,004	75,106
Yankuang Energy Group Company Ltd., Class H H Shares	16,000	48,790
Yankuang Energy Group Company Ltd., Class A	2,300	11,163
		692,894
Commercial Printing - 0.0%*
Cimpress PLC (a)	591	16,318

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	45

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2022
	Number of Shares	Fair Value
Dai Nippon Printing Company Ltd.	4,400	$ 88,370
Toppan Inc.	5,200	77,008
		181,696
Commodity Chemicals - 0.2%
Advanced Petrochemical Co.	1,510	17,171
Asahi Kasei Corp.	25,700	183,364
Barito Pacific Tbk PT	343,138	16,642
Berger Paints India Ltd.	2,928	20,575
Do-Fluoride New Materials Company Ltd., Class A	400	1,926
Formosa Chemicals & Fibre Corp.	32,000	73,400
Formosa Plastics Corp.	47,000	132,732
Guangzhou Tinci Materials Technology Company Ltd., Class A	1,860	11,791
Hanwha Solutions Corp. (a)	1,295	44,281
Hengli Petrochemical Company Ltd., Class A	4,300	9,652
Hengyi Petrochemical Company Ltd., Class A	4,700	4,775
Huafon Chemical Company Ltd., Class A	4,900	4,816
Hubei Xingfa Chemicals Group Company Ltd., Class A	600	2,515
Indorama Ventures PCL NVDR	18,695	21,996
Inner Mongolia Yuan Xing Energy Company Ltd., Class A	2,700	3,059
Jiangsu Eastern Shenghong Company Ltd., Class A	3,800	7,162
Kumho Petrochemical Company Ltd.	189	18,834
LB Group Company Ltd., Class A A Shares	2,100	5,743
LG Chem Ltd.	532	254,046
Lotte Chemical Corp.	215	30,428
Mesaieed Petrochemical Holding Co.	39,418	23,149
Mitsui Chemicals Inc.	3,700	83,425
Nan Ya Plastics Corp.	46,000	106,261
National Industrialization Co. (a)	3,399	11,249
Orbia Advance Corp. SAB de C.V.	10,200	18,058
Orica Ltd.	8,274	84,502
Orion Engineered Carbons S.A.	1,709	30,437
Petronas Chemicals Group Bhd	25,400	49,589
PTT Global Chemical PCL NVDR	28,638	39,069
Rongsheng Petrochemical Company Ltd., Class A	5,350	9,511
	Number of Shares	Fair Value
Sahara International Petrochemical Co.	4,092	$ 37,425
Sasa Polyester Sanayi AS (a)	2,500	14,691
Satellite Chemical Company Ltd., Class A	3,525	7,897
Saudi Basic Industries Corp.	9,768	233,663
Saudi Industrial Investment Group	4,178	24,679
Saudi Kayan Petrochemical Co. (a)	10,450	38,305
Shenzhen Senior Technology Material Company Ltd., Class A	599	1,841
Sinoma Science & Technology Company Ltd., Class A	2,800	8,672
SKC Company Ltd.	278	19,618
Skshu Paint Company Ltd., Class A (a)	400	6,581
Suzhou TA&A Ultra Clean Technology Company Ltd., Class A	400	3,231
Tongkun Group Company Ltd., Class A A Shares	3,400	7,101
Toray Industries Inc.	28,500	159,105
Tosoh Corp.	4,482	53,331
Tronox Holdings PLC	3,329	45,641
Yanbu National Petrochemical Co.	2,801	31,158
Yunnan Energy New Material Company Ltd., Class A	500	9,488
		2,022,585
Communications Equipment - 0.1%
Accton Technology Corp.	5,000	38,148
BYD Electronic International Company Ltd.	7,020	22,576
Nokia Oyj	109,698	506,584
Telefonaktiebolaget LM Ericsson, Class B	59,317	346,697
Tianjin 712 Communication & Broadcasting Company Ltd., Class A	1,900	9,589
Yealink Network Technology Corporation Ltd., Class A	1,100	9,633
ZTE Corp., Class H H Shares	10,000	22,037
ZTE Corp., Class A	4,400	16,446
		971,710
Computer & Electronics Retail - 0.0%*
Hikari Tsushin Inc.	400	56,448
Construction & Engineering - 0.2%
ACS Actividades de Construccion y Servicios S.A.	4,520	129,138
Bouygues S.A.	4,729	141,518

See Notes to Schedule of Investments and Notes to Financial Statements.
46	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2022
	Number of Shares	Fair Value
China Communications Services Corporation Ltd., Class H H Shares	17,733	$ 6,475
China Conch Venture Holdings Ltd.	17,000	36,941
China Energy Engineering Corporation Ltd.	34,900	11,551
China National Chemical Engineering Company Ltd., Class A	600	688
China Railway Group Ltd., Class H H Shares	40,000	21,115
China Railway Group Ltd., Class A A Shares	8,800	7,072
China State Construction Engineering Corporation Ltd., Class A	23,400	18,364
China State Construction International Holdings Ltd.	20,000	22,473
Eiffage S.A.	1,711	167,852
Ferrovial S.A.	9,952	259,902
Hyundai Engineering & Construction Company Ltd.	544	15,040
Kajima Corp.	8,800	102,443
Larsen & Toubro Ltd.	7,381	186,091
Metallurgical Corp. of China Ltd., Class A	1,300	597
Obayashi Corp.	12,800	96,816
Power Construction Corp. of China Ltd., Class A	7,600	7,777
Samsung Engineering Company Ltd. (a)	1,427	25,245
Shimizu Corp.	9,500	50,688
Skanska AB, Class B	6,669	105,608
Taisei Corp.	3,400	109,515
Vinci S.A.	10,867	1,081,959
WSP Global Inc.	2,500	289,845
		2,894,713
Construction Machinery & Heavy Trucks - 0.2%
Alstom S.A.	6,572	160,059
China CSSC Holdings Ltd., Class A	4,900	15,779
CRRC Corporation Ltd., Class H	56,000	22,601
CRRC Corporation Ltd., Class A	24,300	17,947
Daimler Truck Holding AG (a)	9,220	284,820
Doosan Bobcat Inc.	635	17,374
Epiroc AB, Class A A Shares	13,451	245,086
Epiroc AB, Class B B Shares	7,650	123,089
Hitachi Construction Machinery Company Ltd.	2,300	51,580
Hyundai Heavy Industries Company Ltd.	176	16,221
Knorr-Bremse AG	1,521	82,853
Komatsu Ltd.	18,800	409,783
	Number of Shares	Fair Value
Korea Shipbuilding & Offshore Engineering Co Ltd.	588	$ 33,064
Samsung Heavy Industries Company Ltd. (a)	8,056	32,649
Sany Heavy Equipment International Holdings Company Ltd.	11,000	11,303
Sany Heavy Industry Company Ltd., Class A A Shares	5,300	12,103
Toyota Industries Corp.	3,000	164,614
Volvo AB, Class B B Shares	30,579	553,148
Volvo AB, Class A A Shares	4,201	79,871
Weichai Power Company Ltd., Class H	22,401	30,079
Weichai Power Company Ltd., Class A	7,800	11,476
XCMG Construction Machinery Company Ltd., Class A	9,300	6,815
Zhuzhou CRRC Times Electric Company Ltd. H Shares	6,600	32,768
Zoomlion Heavy Industry Science & Technology Company Ltd., Class A	8,700	6,840
		2,421,922
Construction Materials - 0.2%
ACC Ltd.	514	15,170
Ambuja Cements Ltd.	5,641	35,736
Anhui Conch Cement Company Ltd., Class H	12,081	42,257
Anhui Conch Cement Company Ltd., Class A A Shares	2,769	10,958
Asia Cement Corp.	22,000	29,347
Cemex SAB de C.V. (a)	175,600	71,007
China Jushi Company Ltd., Class A A Shares	4,114	8,152
China National Building Material Company Ltd., Class H H Shares	37,243	30,587
China Resources Cement Holdings Ltd.	26,000	13,791
CRH PLC	15,294	604,096
Grasim Industries Ltd.	2,984	62,165
HeidelbergCement AG	2,818	160,240
Holcim AG	11,231	581,215
James Hardie Industries PLC	9,168	164,136
POSCO Chemical Company Ltd.	287	41,000
Semen Indonesia Persero Tbk PT	43,992	18,580
Shree Cement Ltd.	102	28,714
Taiwan Cement Corp.	61,595	67,436
The Siam Cement PCL NVDR	8,265	81,612
UltraTech Cement Ltd.	1,052	88,492
		2,154,691

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	47

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2022
	Number of Shares	Fair Value
Consumer Electronics - 0.2%
Garmin Ltd.	1,448	$ 133,636
LG Electronics Inc.	1,122	77,137
Panasonic Holdings Corp.	44,900	377,896
Sharp Corp.	4,300	30,797
Sony Group Corp.	25,400	1,931,782
TCL Technology Group Corp., Class A A Shares	13,027	7,004
		2,558,252
Consumer Finance - 0.0%*
360 DigiTech Inc. ADR	1,400	28,504
Bajaj Finance Ltd.	2,911	231,360
Cholamandalam Investment & Finance Company Ltd.	4,331	37,845
JMT Network Services PCL	7,000	13,945
Krungthai Card PCL NVDR	9,465	16,123
Lufax Holding Ltd. ADR	8,100	15,714
Muangthai Capital PCL NVDR	13,200	14,483
Muthoot Finance Ltd.	1,370	17,604
SBI Cards & Payment Services Ltd.	1,967	18,914
Shriram Finance Ltd.	1,784	29,692
Srisawad Corp. PCL NVDR	7,200	10,134
		434,318
Copper - 0.1%
Antofagasta PLC	7,740	143,893
First Quantum Minerals Ltd.	12,000	250,548
Jiangxi Copper Company Ltd., Class H	14,782	21,818
Jiangxi Copper Company Ltd., Class A	300	756
KGHM Polska Miedz S.A.	1,470	42,479
Lundin Mining Corp.	13,800	84,636
Southern Copper Corp.	1,990	120,176
		664,306
Data Processing & Outsourced Services - 0.2%
Adyen N.V. (a)(e)	439	603,645
Amadeus IT Group S.A. (a)	9,138	473,485
Computershare Ltd.	10,470	186,026
Edenred	5,088	276,287
EVERTEC Inc.	1,785	57,798
GMO Payment Gateway Inc.	900	74,486
Nexi S.p.A. (a)(e)	11,323	89,014
Nuvei Corp. (a)(e)	1,000	25,396
Paysafe Ltd. (a)	1,760	24,446
StoneCo Ltd., Class A A Shares (a)	7,934	74,897
TravelSky Technology Ltd., Class H	10,000	21,140
	Number of Shares	Fair Value
Worldline S.A. (a)(e)	4,893	$ 190,762
		2,097,382
Department Stores - 0.0%*
Central Retail Corp. PCL NVDR	21,416	28,598
Falabella SA	8,186	15,854
Lotte Shopping Company Ltd.	146	10,521
Next PLC	2,511	175,369
Woolworths Holdings Ltd.	10,418	40,674
		271,016
Distillers & Vintners - 0.3%
Anhui Gujing Distillery Company Ltd., Class B	1,100	17,617
Anhui Gujing Distillery Company Ltd., Class A	400	15,430
Davide Campari-Milano N.V.	10,250	103,748
Diageo PLC	45,945	2,017,255
Jiangsu King's Luck Brewery JSC Ltd., Class A	1,400	10,299
Jiangsu Yanghe Brewery Joint-Stock Company Ltd., Class A	1,000	23,198
JiuGui Liquor Company Ltd., Class A A Shares	400	7,975
Kweichow Moutai Company Ltd., Class A A Shares	800	199,686
Luzhou Laojiao Company Ltd., Class A A Shares	1,000	32,416
Pernod Ricard S.A.	4,174	818,551
Remy Cointreau S.A.	487	81,913
Shanghai Bairun Investment Holding Group Company Ltd., Class A	980	5,292
Shanxi Xinghuacun Fen Wine Factory Company Ltd., Class A	740	30,481
Sichuan Swellfun Company Ltd., Class A A Shares	600	7,321
Treasury Wine Estates Ltd.	13,602	125,541
United Spirits Ltd. (a)	3,752	39,799
Wuliangye Yibin Company Ltd., Class A A Shares	2,400	62,677
		3,599,199
Distributors - 0.0%*
D'ieteren Group	519	99,259
Diversified Banks - 3.4%
ABN AMRO Group N.V. GDR (e)	8,536	117,747
Absa Group Ltd.	9,097	103,668
Abu Dhabi Commercial Bank PJSC	33,159	81,258
Abu Dhabi Islamic Bank PJSC	15,726	39,008

See Notes to Schedule of Investments and Notes to Financial Statements.
48	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2022
	Number of Shares	Fair Value
Agricultural Bank of China Ltd., Class H H Shares	312,717	$ 107,378
Agricultural Bank of China Ltd., Class A A Shares	46,247	19,451
AIB Group PLC	19,491	75,219
Akbank T.A.S.	26,916	28,110
Al Rajhi Bank (a)	21,100	421,963
Alinma Bank	10,599	91,778
Alpha Services & Holdings S.A. (a)	26,430	28,207
AMMB Holdings Bhd	19,100	17,951
ANZ Group Holdings Ltd.	60,439	969,746
Arab National Bank	6,252	53,129
Axis Bank Ltd.	24,356	274,899
Banco Bilbao Vizcaya Argentaria S.A.	122,800	738,382
Banco Bradesco S.A.	15,267	38,919
Banco de Chile	598,836	61,855
Banco de Credito e Inversiones S.A.	1,004	28,743
Banco del Bajio S.A. (e)	4,000	12,634
Banco do Brasil S.A.	10,000	64,694
Banco Santander Brasil S.A.	3,200	17,107
Banco Santander Chile	774,790	30,875
Banco Santander S.A.	339,465	1,015,329
Bancolombia S.A.	3,348	29,079
Bank AlBilad (a)	5,171	60,789
Bank Al-Jazira	3,780	19,123
Bank Central Asia Tbk PT	600,300	329,697
Bank Hapoalim BM	25,946	232,729
Bank Jago Tbk PT (a)	36,700	8,770
Bank Leumi Le-Israel BM	31,470	261,112
Bank Mandiri Persero Tbk PT	215,900	137,646
Bank Negara Indonesia Persero Tbk PT	78,300	46,399
Bank of Beijing Company Ltd., Class A	9,700	6,043
Bank of China Ltd., Class H H Shares	888,868	323,434
Bank of China Ltd., Class A A Shares	12,294	5,615
Bank of Communications Company Ltd., Class H H Shares	86,127	49,547
Bank of Communications Company Ltd., Class A	25,700	17,607
Bank of Ireland Group PLC	21,948	208,474
Bank of Montreal	13,601	1,231,262
Bank of Shanghai Company Ltd., Class A	6,100	5,211
Bank of the Philippine Islands	22,630	41,511
Bank Polska Kasa Opieki S.A.	1,929	38,041
Bank Rakyat Indonesia Persero Tbk PT	748,609	237,554
Banque Saudi Fransi	6,105	65,827
Barclays PLC	325,551	620,773
	Number of Shares	Fair Value
BDO Unibank Inc.	24,672	$ 46,918
BNP Paribas S.A.	22,441	1,275,345
BOC Hong Kong Holdings Ltd.	75,500	257,311
Boubyan Bank KSCP	18,265	47,714
CaixaBank S.A.	90,243	353,657
Canadian Imperial Bank of Commerce	18,300	739,725
Capitec Bank Holdings Ltd.	931	101,694
Chang Hwa Commercial Bank Ltd.	55,317	30,866
China CITIC Bank Corporation Ltd., Class H H Shares	97,881	43,392
China Common Rich Renewable Energy Investments Ltd. (a)(b)**	64,000	—
China Construction Bank Corp., Class H H Shares	1,053,000	659,731
China Construction Bank Corp., Class A	7,400	6,022
China Everbright Bank Company Ltd., Class H H Shares	46,883	14,296
China Everbright Bank Company Ltd., Class A A Shares	30,820	13,675
China Merchants Bank Company Ltd., Class H H Shares	41,500	232,093
China Merchants Bank Company Ltd., Class A	12,700	68,393
China Minsheng Banking Corporation Ltd., Class H H Shares	65,200	22,555
China Minsheng Banking Corporation Ltd., Class A	20,500	10,222
China Zheshang Bank Company Ltd., Class A (a)	17,800	7,564
CIMB Group Holdings Bhd	71,694	94,399
Commercial International Bank Egypt S.A.E.	24,801	41,656
Commerzbank AG (a)	21,845	206,003
Commonwealth Bank of Australia	34,327	2,388,411
Credicorp Ltd.	800	108,528
Credit Agricole S.A.	24,716	259,324
CTBC Financial Holding Company Ltd.	174,000	125,113
Danske Bank A/S	14,075	277,345
DBS Group Holdings Ltd.	36,610	925,896
DNB BANK ASA	18,920	373,464
Dubai Islamic Bank PJSC	41,012	63,651
E.Sun Financial Holding Company Ltd.	130,897	102,425
Emirates NBD Bank PJSC	22,098	78,220
Erste Group Bank AG	7,035	224,492
Eurobank Ergasias Services & Holdings S.A. (a)	33,180	37,359

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	49

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2022
	Number of Shares	Fair Value
FinecoBank Banca Fineco S.p.A.	12,493	$ 206,931
First Abu Dhabi Bank PJSC	48,479	225,720
First Financial Holding Company Ltd.	109,603	94,499
Grupo Financiero Banorte SAB de C.V., Class O	28,000	201,028
Grupo Financiero Inbursa SAB de CV, Class O (a)	21,800	36,738
Haci Omer Sabanci Holding A/S	10,484	25,247
Hana Financial Group Inc.	2,984	99,365
Hang Seng Bank Ltd.	15,600	259,435
Hong Leong Bank Bhd	8,200	38,273
Hong Leong Financial Group Bhd	2,087	8,812
HSBC Holdings PLC	402,839	2,498,954
Hua Nan Financial Holdings Company Ltd.	96,089	70,186
Huaxia Bank Company Ltd., Class A	400	300
ICICI Bank Ltd.	55,238	594,812
Industrial & Commercial Bank of China Ltd., Class H H Shares	626,505	322,686
Industrial & Commercial Bank of China Ltd., Class A	39,300	24,652
Industrial Bank Company Ltd., Class A A Shares	13,400	34,067
Industrial Bank of Korea	2,926	22,741
ING Groep N.V.	76,174	925,806
Intesa Sanpaolo S.p.A.	338,086	749,788
Israel Discount Bank Ltd., Class A	24,034	125,697
Japan Post Bank Company Ltd.	8,700	74,376
KakaoBank Corp. (a)	1,198	23,307
Kasikornbank PCL	5,700	24,275
KB Financial Group Inc.	4,080	156,316
KBC Group N.V.	5,094	326,629
Komercni banka A/S	1,017	29,433
Kotak Mahindra Bank Ltd.	5,755	127,110
Krung Thai Bank PCL NVDR	46,577	23,803
Kuwait Finance House KSCP	77,479	209,221
Lloyds Banking Group PLC	1,379,830	753,714
Malayan Banking Bhd	50,589	99,915
Masraf Al Rayan QSC	59,555	51,921
mBank S.A. (a)	271	18,288
Mediobanca Banca di Credito Finanziario S.p.A.	11,868	113,792
Mega Financial Holding Company Ltd.	114,057	112,626
Metropolitan Bank & Trust Co.	18,910	18,363
Mitsubishi UFJ Financial Group Inc.	241,400	1,626,470
Mizrahi Tefahot Bank Ltd.	3,002	96,522
	Number of Shares	Fair Value
Mizuho Financial Group Inc.	48,900	$ 687,850
Moneta Money Bank A/S (e)	7,492	25,159
National Australia Bank Ltd.	63,964	1,303,918
National Bank of Canada	6,800	457,850
National Bank of Greece SA (a)	3,839	15,352
National Bank of Kuwait SAKP	73,696	259,687
Nedbank Group Ltd.	5,235	65,404
Nordea Bank Abp	68,048	729,363
OTP Bank Nyrt	2,162	58,254
Oversea-Chinese Banking Corporation Ltd.	68,630	623,258
Ping An Bank Company Ltd., Class A A Shares	10,900	20,732
Postal Savings Bank of China Company Ltd., Class H H Shares (e)	82,675	51,374
Postal Savings Bank of China Company Ltd., Class A	15,100	10,083
Powszechna Kasa Oszczednosci Bank Polski S.A.	10,415	71,923
Public Bank Bhd	153,800	150,832
Qatar International Islamic Bank QSC	7,278	20,830
Qatar Islamic Bank SAQ	17,670	90,054
Qatar National Bank QPSC	50,083	248,253
RHB Bank Bhd	25,157	33,067
Riyad Bank	13,938	118,520
Royal Bank of Canada	28,112	2,641,173
Santander Bank Polska S.A.	358	21,172
Saudi Investment Bank	4,339	20,007
Sberbank of Russia PJSC (a)(b)**	192,160	—
SCB X PCL NVDR	11,696	36,133
Shanghai Pudong Development Bank Company Ltd., Class A	14,200	14,941
Shinhan Financial Group Company Ltd.	4,708	131,068
SinoPac Financial Holdings Company Ltd.	99,619	54,290
Skandinaviska Enskilda Banken AB, Class A	32,844	378,102
Societe Generale S.A.	16,404	411,068
Standard Bank Group Ltd.	14,348	141,490
Standard Chartered PLC	50,828	380,542
State Bank of India	18,834	139,713
Sumitomo Mitsui Financial Group Inc.	26,400	1,059,642
Sumitomo Mitsui Trust Holdings Inc.	6,900	239,927
Svenska Handelsbanken AB, Class A	29,718	299,761
Swedbank AB, Class A A Shares	18,445	313,863

See Notes to Schedule of Investments and Notes to Financial Statements.
50	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2022
	Number of Shares	Fair Value
Taishin Financial Holding Company Ltd	112,244	$ 55,144
Taiwan Business Bank	32,000	13,483
Taiwan Cooperative Financial Holding Company Ltd.	102,207	86,460
TCS Group Holding PLC GDR (a)(b)**	2,171	—
The Bank of Nova Scotia	24,200	1,184,861
The Bank of NT Butterfield & Son Ltd.	1,415	42,181
The Commercial Bank PQSC	33,478	46,000
The Saudi British Bank	9,570	98,460
The Saudi National Bank	23,510	316,434
The Shanghai Commercial & Savings Bank Ltd.	37,565	53,838
The Toronto-Dominion Bank	36,700	2,374,618
Turkiye Is Bankasi AS, Class C C Shares	41,723	28,462
UniCredit S.p.A.	38,950	551,709
United Overseas Bank Ltd.	23,900	547,070
VTB Bank PJSC (a)(b)**	70,264,000	—
Westpac Banking Corp.	70,743	1,120,201
Woori Financial Group Inc.	6,341	57,927
Yes Bank Ltd. (a)	210,763	52,481
		46,057,554
Diversified Capital Markets - 0.2%
Banco BTG Pactual S.A.	11,908	53,865
Credit Suisse Group AG	73,638	219,991
Deutsche Bank AG	41,950	474,037
Macquarie Group Ltd.	7,425	840,688
Mirae Asset Securities Company Ltd.	3,109	15,021
UBS Group AG	67,639	1,257,813
		2,861,415
Diversified Chemicals - 0.1%
BASF SE	18,570	919,395
Mitsubishi Chemical Holdings Corp.	26,400	136,997
Ningxia Baofeng Energy Group Company Ltd., Class A	3,000	5,233
Nissan Chemical Corp.	2,400	105,135
Pidilite Industries Ltd.	1,757	54,159
Sasol Ltd.	5,864	92,856
Solvay S.A.	1,445	145,674
SRF Ltd.	1,747	48,365
Sumitomo Chemical Company Ltd.	28,100	100,947
		1,608,761
Diversified Metals & Mining - 0.7%
African Rainbow Minerals Ltd.	1,352	22,884
Anglo American PLC	25,682	999,848
	Number of Shares	Fair Value
BHP Group Ltd.	102,166	$ 3,161,423
Boliden AB	5,598	210,204
China Minmetals Rare Earth Company Ltd., Class A (a)	500	2,376
China Molybdenum Company Ltd., Class H H Shares	30,000	13,837
China Molybdenum Company Ltd., Class A A Shares	11,000	7,234
China Northern Rare Earth Group High-Tech Company Ltd., Class A	2,000	7,241
Ganfeng Lithium Company Ltd., Class A A Shares	1,640	16,476
Ganfeng Lithium Company Ltd., Class H H Shares (e)	3,640	27,189
GEM Company Ltd., Class A A Shares	7,800	8,376
Glencore PLC	197,321	1,311,163
Grupo Mexico SAB de C.V.	33,942	119,153
IGO Ltd.	14,042	128,174
Ivanhoe Mines Ltd., Class A (a)	12,000	94,764
Korea Zinc Company Ltd.	86	38,541
Merdeka Copper Gold Tbk PT (a)	138,993	36,785
Mineral Resources Ltd.	3,488	182,608
MMC Norilsk Nickel PJSC ADR (a)(b)**	8,131	—
MMC Norilsk Nickel PJSC (b)**	305	—
Pilbara Minerals Ltd. (a)	52,139	132,593
PolyMet Mining Corp. (a)	691	1,831
Rio Tinto Ltd.	7,521	593,734
Rio Tinto PLC	22,702	1,583,332
Saudi Arabian Mining Co. (a)	9,158	157,225
Shenghe Resources Holding Co. Ltd., Class A	3,500	7,082
South32 Ltd.	94,365	255,975
Sumitomo Metal Mining Company Ltd.	5,100	180,546
Teck Resources Ltd., Class B	9,700	366,323
Tibet Summit Resources Company Ltd., Class A (a)	500	1,656
Vale Indonesia Tbk PT (a)	23,800	10,855
Vedanta Ltd.	6,580	24,529
Youngy Company Ltd., Class A (a)	200	2,830
Zhejiang Huayou Cobalt Company Ltd., Class A	1,530	12,302
		9,719,089
Diversified Real Estate Activities - 0.2%
Aldar Properties PJSC	49,033	59,144
Ayala Land Inc.	76,100	42,244
Barwa Real Estate Co.	11,838	9,346
City Developments Ltd.	8,300	50,931

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	51

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2022
	Number of Shares	Fair Value
Daito Trust Construction Company Ltd.	1,300	$ 133,404
Daiwa House Industry Company Ltd.	12,200	280,995
DLF Ltd.	5,050	22,891
ESR Group Ltd. (e)	39,200	82,268
Lendlease Corporation Ltd.	13,528	71,924
Mitsubishi Estate Company Ltd.	24,100	312,517
Mitsui Fudosan Company Ltd.	18,400	337,056
New World Development Company Ltd.	28,000	78,924
Nomura Real Estate Holdings Inc.	2,396	51,390
Shanghai Lujiazui Finance & Trade Zone Development Company Ltd., Class B	10,400	8,403
Sumitomo Realty & Development Company Ltd.	6,400	151,384
Sun Hung Kai Properties Ltd.	29,500	403,667
Swire Pacific Ltd., Class A	9,500	83,620
UOL Group Ltd.	8,500	42,589
		2,222,697
Diversified REITs - 0.1%
Daiwa House REIT Investment Corp.	43	95,617
Fibra Uno Administracion S.A. de C.V.	32,000	37,703
Growthpoint Properties Ltd.	46,615	39,834
Land Securities Group PLC	14,676	109,700
Mirvac Group	77,039	111,280
Nomura Real Estate Master Fund Inc.	83	102,535
Stockland	44,573	109,725
The British Land Company PLC	17,362	82,516
The GPT Group	35,729	101,764
		790,674
Diversified Support Services - 0.0%*
Brambles Ltd.	27,186	222,525
Indian Railway Catering & Tourism Corporation Ltd.	2,733	21,132
Ritchie Bros Auctioneers Inc.	2,300	132,760
		376,417
Drug Retail - 0.0%*
Clicks Group Ltd.	2,284	36,254
Raia Drogasil S.A.	11,200	50,441
Welcia Holdings Company Ltd.	1,944	45,305
		132,000
	Number of Shares	Fair Value
Education Services - 0.0%*
IDP Education Ltd.	4,383	$ 80,788
Koolearn Technology Holding Ltd. (a)(e)	4,000	26,906
New Oriental Education & Technology Group Inc. (a)	15,100	55,138
Pearson PLC	12,606	142,418
TAL Education Group ADR (a)	6,800	47,940
		353,190
Electric Utilities - 0.5%
Acciona S.A.	484	88,795
Adani Transmission Ltd. (a)	2,959	92,610
BKW AG	385	52,640
Centrais Eletricas Brasileiras S.A.	11,527	91,624
CEZ A/S	2,072	70,495
Chubu Electric Power Company Inc.	12,600	130,063
CK Infrastructure Holdings Ltd.	11,500	60,189
CLP Holdings Ltd.	33,500	244,438
CPFL Energia S.A.	2,500	15,712
EDP - Energias de Portugal S.A.	56,601	281,257
Electricite de France S.A.	12,003	153,722
Elia Group S.A.	649	91,983
Emera Inc.	5,400	206,244
Endesa S.A.	6,236	117,367
Enel Americas S.A.	212,573	28,320
Enel Chile S.A.	175,613	8,037
Enel S.p.A.	164,455	882,838
Energisa S.A.	2,100	17,590
Equatorial Energia S.A.	12,243	62,710
Fortis Inc.	9,749	389,830
Fortum Oyj	9,147	151,703
HK Electric Investments & HK Electric Investments Ltd.	54,369	36,014
Hydro One Ltd. (e)	6,298	168,588
Iberdrola S.A.	122,052	1,423,741
Inter RAO UES PJSC (b)**	467,243	—
Interconexion Electrica S.A. ESP	4,165	18,218
Korea Electric Power Corp. (a)	2,481	42,844
Manila Electric Co.	2,420	13,003
Mercury NZ Ltd.	14,255	50,127
Origin Energy Ltd.	35,331	184,969
Orsted A/S (e)	3,846	348,455
PGE Polska Grupa Energetyczna S.A. (a)	10,086	15,829
Power Assets Holdings Ltd.	27,000	147,887
Power Grid Corporation of India Ltd.	34,609	89,399
Public Power Corp. S.A. (a)	3,647	25,514
Red Electrica Corp. SA	7,882	136,780
Saudi Electricity Co.	8,744	54,052

See Notes to Schedule of Investments and Notes to Financial Statements.
52	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2022
	Number of Shares	Fair Value
SSE PLC	21,667	$ 446,203
Tenaga Nasional Bhd	27,000	59,026
Terna - Rete Elettrica Nazionale S.p.A.	28,769	211,856
The Kansai Electric Power Company Inc.	14,600	141,524
The Tata Power Company Ltd.	16,884	42,389
Tokyo Electric Power Company Holdings Inc. (a)	31,700	114,360
Verbund AG	1,408	118,186
		7,127,131
Electrical Components & Equipment - 0.3%
ABB Ltd.	31,772	963,600
Contemporary Amperex Technology Company Ltd., Class A	1,700	96,666
Ecopro BM Company Ltd.	560	40,967
Eve Energy Company Ltd., Class A A Shares	900	11,434
Fuji Electric Company Ltd.	2,400	91,493
Ginlong Technologies Company Ltd., Class A (a)	300	7,807
Gotion High-tech Company Ltd., Class A A Shares	1,800	7,500
Havells India Ltd.	3,337	44,368
Jiangsu Zhongtian Technology Company Ltd., Class A	4,400	10,271
Legrand S.A.	5,415	432,396
LG Energy Solution (a)	350	120,630
Nidec Corp.	9,100	471,673
nVent Electric plc	1,800	69,246
Prysmian S.p.A.	5,222	193,166
Schneider Electric SE	10,953	1,528,062
Sungrow Power Supply Company Ltd., Class A A Shares	1,300	21,006
Sunwoda Electronic Company Ltd., Class A	800	2,445
Suzhou Maxwell Technologies Company Ltd., Class A	160	9,524
TBEA Company Ltd., Class A	4,200	12,189
Voltronic Power Technology Corp.	1,000	50,268
WEG S.A.	17,546	127,459
Zhejiang Chint Electrics Company Ltd., Class A	1,800	7,206
		4,319,376
Electronic Components - 0.2%
AUO Corp.	71,200	34,748
Avary Holding Shenzhen Company Ltd., Class A	2,600	10,311
BOE Technology Group Company Ltd., Class A	36,100	17,636
	Number of Shares	Fair Value
Chaozhou Three-Circle Group Company Ltd., Class A	2,200	$ 9,765
China Zhenhua Group Science & Technology Company Ltd., Class A	200	3,302
Delta Electronics Inc.	21,000	195,751
Delta Electronics Thailand PCL NVDR	3,400	81,478
E Ink Holdings Inc.	10,000	52,382
Guangzhou Shiyuan Electronic Technology Company Ltd, Class A	800	6,827
Hamamatsu Photonics KK	2,700	129,327
Hirose Electric Company Ltd.	574	72,215
Ibiden Company Ltd.	2,200	79,783
Iljin Materials Company Ltd.	276	11,368
Innolux Corp.	95,930	34,489
Kingboard Holdings Ltd.	8,000	25,471
Kingboard Laminates Holdings Ltd.	13,549	14,894
Kyocera Corp.	6,500	322,771
L&F Company Ltd. (a)	253	34,883
Largan Precision Company Ltd.	1,000	66,373
Lens Technology Company Ltd., Class A A Shares	4,960	7,549
LG Display Company Ltd.	2,381	23,529
LG Innotek Company Ltd.	159	32,067
Lingyi iTech Guangdong Co., Class A (a)	8,000	5,249
Luxshare Precision Industry Company Ltd., Class A	4,700	21,568
Maxscend Microelectronics Company Ltd., Class A	128	2,115
Murata Manufacturing Company Ltd.	11,600	579,187
Nan Ya Printed Circuit Board Corp.	2,000	14,771
Omron Corp.	3,797	184,318
Samsung Electro-Mechanics Company Ltd.	637	66,154
Samsung SDI Company Ltd.	582	273,274
Shengyi Technology Company Ltd., Class A	1,400	2,916
Shennan Circuits Company Ltd., Class A	800	8,342
Sunny Optical Technology Group Company Ltd.	7,400	88,033
TDK Corp.	7,900	259,551
Unimicron Technology Corp.	13,000	50,756
Yageo Corp.	3,979	58,386
Zhen Ding Technology Holding Ltd.	7,665	26,185
		2,907,724
Electronic Equipment & Instruments - 0.2%
Azbil Corp.	2,200	55,440

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	53

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2022
	Number of Shares	Fair Value
Halma PLC	7,774	$ 184,596
Hexagon AB, Class B B Shares	39,499	413,205
Keyence Corp.	3,900	1,519,861
Shimadzu Corp.	4,900	139,077
Westone Information Industry Inc., Class A	400	1,765
Wuhan Guide Infrared Company Ltd., Class A	3,500	5,564
Yokogawa Electric Corp.	4,200	67,005
Zhejiang Dahua Technology Company Ltd., Class A	2,800	4,577
		2,391,090
Electronic Manufacturing Services - 0.1%
AAC Technologies Holdings Inc. (a)	8,500	19,429
Fabrinet (a)	1,061	136,041
Foxconn Industrial Internet Company Ltd., Class A	8,600	11,410
GoerTek Inc., Class A A Shares	2,448	5,955
Hon Hai Precision Industry Company Ltd.	133,000	432,292
Venture Corporation Ltd.	4,800	61,056
Wingtech Technology Company Ltd., Class A A Shares	1,200	9,119
		675,302
Environmental & Facilities Services - 0.0%*
China Everbright Environment Group Ltd.	48,000	21,463
GFL Environmental Inc.	3,600	105,055
Li-Cycle Holdings Corp. (a)	3,827	18,217
Rentokil Initial PLC	51,042	311,904
		456,639
Fertilizers & Agricultural Chemicals - 0.1%
Hektas Ticaret TAS (a)	1,966	3,951
ICL Group Ltd	14,652	105,465
Nutrien Ltd.	10,900	795,207
OCI N.V.	2,078	74,117
PhosArgo PJSC (a)(b)**	13	—
PhosArgo PJSC GDR (b)**	1,956	—
PI Industries Ltd.	823	34,021
Qinghai Salt Lake Industry Company Ltd., Class A (a)	7,200	23,612
SABIC Agri-Nutrients Co.	2,190	85,483
Shandong Hualu Hengsheng Chemical Company Ltd., Class A	2,470	11,834
UPL Ltd.	5,822	50,398
Yara International ASA	3,412	149,143
		1,333,231
	Number of Shares	Fair Value
Financial Exchanges & Data - 0.2%
ASX Ltd.	3,731	$ 172,103
B3 S.A. - Brasil Bolsa Balcao	65,500	163,660
Deutsche Boerse AG	3,846	662,489
East Money Information Company Ltd., Class A	6,824	19,134
Euronext N.V. (e)	1,769	130,572
Hithink RoyalFlush Information Network Company Ltd., Class A	500	7,126
Hong Kong Exchanges & Clearing Ltd.	24,300	1,049,841
Japan Exchange Group Inc.	10,300	148,124
London Stock Exchange Group PLC	6,664	572,031
Moscow Exchange MICEX-RTS PJSC (a)(b)**	17,461	—
Saudi Tadawul Group Holding Co.	377	18,255
Singapore Exchange Ltd.	16,736	111,682
TMX Group Ltd.	1,200	120,022
		3,175,039
Food Distributors - 0.0%*
Bid Corporation Ltd.	3,492	67,695
The SPAR Group Ltd.	2,260	15,076
		82,771
Food Retail - 0.4%
Alimentation Couche-Tard Inc.	16,500	724,565
Avenue Supermarts Ltd. (a)(e)	1,692	83,214
BGF retail Company Ltd.	77	12,886
BIM Birlesik Magazalar A/S	5,083	37,173
Coles Group Ltd.	27,211	308,537
CP ALL PCL NVDR	61,715	121,612
Dino Polska S.A. (a)(e)	643	55,017
Empire Company Ltd., Class A	3,200	84,219
Endeavour Group Ltd.	27,755	120,838
George Weston Ltd.	1,469	182,130
HelloFresh SE (a)	3,254	71,297
J Sainsbury PLC	32,540	85,213
Jeronimo Martins SGPS S.A.	5,372	115,697
Kesko Oyj, Class B	5,650	124,338
Kobe Bussan Company Ltd.	3,200	91,917
Koninklijke Ahold Delhaize N.V.	21,178	606,643
Loblaw Companies Ltd.	3,319	293,259
Magnit PJSC (b)**	1,282	—
Metro Inc.	4,876	269,791
Ocado Group PLC (a)	12,021	89,190
President Chain Store Corp.	7,000	61,948
Seven & I Holdings Company Ltd.	15,300	656,319
Shoprite Holdings Ltd.	5,334	70,848

See Notes to Schedule of Investments and Notes to Financial Statements.
54	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2022
	Number of Shares	Fair Value
Sumber Alfaria Trijaya Tbk PT	156,900	$ 26,709
Tesco plc	151,557	408,735
Woolworths Group Ltd.	24,598	559,819
X5 Retail Group N.V. GDR (b)**	2,502	—
		5,261,914
Footwear - 0.0%*
Feng TAY Enterprise Company Ltd.	5,000	33,593
Pou Chen Corp.	14,000	15,578
Puma SE	2,188	132,402
Xtep International Holdings Ltd.	17,000	18,928
		200,501
Forest Products - 0.0%*
Chengxin Lithium Group Company Ltd., Class A	500	2,709
Svenska Cellulosa AB SCA, Class B B Shares	11,686	147,989
West Fraser Timber Company Ltd.	1,200	86,589
		237,287
Gas Utilities - 0.1%
Adani Total Gas Ltd.	2,847	127,083
AltaGas Ltd.	5,300	91,453
APA Group	22,904	167,128
Beijing Enterprises Holdings Ltd.	6,500	20,820
Brookfield Infrastructure Corp., Class A	2,811	109,348
China Gas Holdings Ltd.	29,800	43,373
China Resources Gas Group Ltd.	8,800	33,035
Enagas S.A.	4,899	81,172
ENN Energy Holdings Ltd.	8,700	122,169
GAIL India Ltd.	27,546	31,981
Hong Kong & China Gas Company Ltd.	229,650	218,323
Indraprastha Gas Ltd.	2,632	13,169
Kunlun Energy Company Ltd.	38,000	27,119
Naturgy Energy Group S.A.	2,762	71,660
Osaka Gas Company Ltd.	7,800	125,916
Petronas Gas Bhd	9,649	37,501
Snam S.p.A.	41,269	199,389
Tokyo Gas Company Ltd.	8,100	158,691
		1,679,330
General Merchandise Stores - 0.1%
Canadian Tire Corporation Ltd., Class A	1,100	114,875
Dollarama Inc.	5,600	327,292
Magazine Luiza S.A. (a)	37,124	19,259
	Number of Shares	Fair Value
Pan Pacific International Holdings Corp.	7,900	$ 146,870
Wesfarmers Ltd.	22,951	714,553
		1,322,849
Gold - 0.2%
Agnico Eagle Mines Ltd.	9,356	485,840
Aneka Tambang Tbk	103,400	13,184
AngloGold Ashanti Ltd.	4,885	94,522
Barrick Gold Corp.	35,900	614,959
Cia de Minas Buenaventura S.A.A. ADR	2,400	17,880
Dakota Gold Corp. (a)	1,527	4,657
Franco-Nevada Corp.	3,850	524,443
Gold Fields Ltd.	10,096	104,520
Harmony Gold Mining Company Ltd.	6,492	22,435
Kinross Gold Corp.	24,500	99,812
Newcrest Mining Ltd.	18,226	255,110
Northern Star Resources Ltd.	22,756	168,363
Novagold Resources Inc. (a)	6,789	40,598
Polymetal International PLC (a)(b)**	1,670	—
Polyus PJSC GDR (a)(b)**	977	—
Polyus PJSC (a)(b)**	122	—
Shandong Gold Mining Company Ltd., Class A	3,000	8,308
Shandong Gold Mining Company Ltd., Class H H Shares (e)	7,500	13,914
Wheaton Precious Metals Corp.	9,180	358,406
Zhaojin Mining Industry Company Ltd., Class H H Shares (a)	15,500	17,238
Zijin Mining Group Company Ltd., Class H	59,119	80,139
Zijin Mining Group Company Ltd., Class A A Shares	13,400	19,367
		2,943,695
Healthcare Distributors - 0.0%*
Amplifon S.p.A.	2,625	77,939
Celltrion Healthcare Company Ltd.	1,017	46,999
Guangzhou Baiyunshan Pharmaceutical Holdings Company Ltd., Class A	900	3,875
Huadong Medicine Company Ltd., Class A A Shares	1,700	11,499
Shanghai Pharmaceuticals Holding Company Ltd., Class H	9,000	14,967
Shanghai Pharmaceuticals Holding Company Ltd., Class A	4,200	10,823

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	55

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2022
	Number of Shares	Fair Value
Sinopharm Group Company Ltd., Class H H Shares	16,800	$ 42,705
		208,807
Healthcare Equipment - 0.3%
BioMerieux	876	91,546
Carl Zeiss Meditec AG	789	99,279
Cochlear Ltd.	1,268	175,522
Demant A/S (a)	1,542	42,612
DiaSorin S.p.A.	433	60,260
Fisher & Paykel Healthcare Corporation Ltd.	11,947	170,763
Getinge AB, Class B	4,261	88,455
Jafron Biomedical Company Ltd., Class A A Shares	600	2,686
Jiangsu Yuyue Medical Equipment & Supply Company Ltd., Class A	2,100	9,670
Koninklijke Philips N.V.	18,145	271,191
Lepu Medical Technology Beijing Company Ltd., Class A	2,300	7,636
LivaNova PLC (a)	1,537	85,365
Medtronic PLC	13,432	1,043,935
Microport Scientific Corp. (a)	4,807	12,656
Nano-X Imaging Ltd. (a)	1,405	10,369
Novocure Ltd. (a)	1,100	80,685
Olympus Corp.	24,800	442,075
Shenzhen Mindray Bio-Medical Electronics Company Ltd., Class A	700	31,967
Siemens Healthineers AG (e)	5,744	286,468
Smith & Nephew PLC	17,784	237,348
Sonova Holding AG	1,094	259,311
Straumann Holding AG	2,277	259,891
Sysmex Corp.	3,400	206,095
Terumo Corp.	13,100	371,917
		4,347,702
Healthcare Facilities - 0.0%*
Aier Eye Hospital Group Company Ltd., Class A	5,909	26,535
Apollo Hospitals Enterprise Ltd.	1,276	69,061
Bangkok Dusit Medical Services PCL NVDR	103,111	86,335
Bumrungrad Hospital PCL NVDR	5,941	36,365
Dr Sulaiman Al Habib Medical Services Group Co.	848	49,520
Hygeia Healthcare Holdings Company Ltd. (a)(e)	3,200	22,960
IHH Healthcare Bhd	15,900	22,451
Mouwasat Medical Services Co.	688	38,542
Ramsay Health Care Ltd.	3,521	154,489
	Number of Shares	Fair Value
Rede D'Or Sao Luiz SA (e)	5,000	$ 27,931
		534,189
Healthcare Services - 0.0%*
Fresenius Medical Care AG & Company KGaA	3,952	128,937
Fresenius SE & Company KGaA	8,628	241,716
Guangzhou Kingmed Diagnostics Group Company Ltd., Class A	500	5,651
Meinian Onehealth Healthcare Holdings Company Ltd., Class A (a)	4,500	3,987
Sonic Healthcare Ltd.	9,345	189,929
Topchoice Medical Corp., Class A (a)	300	6,634
		576,854
Healthcare Supplies - 0.2%
Alcon Inc.	10,115	690,732
Asahi Intecc Company Ltd.	4,600	75,444
Coloplast A/S, Class B	2,420	282,015
EssilorLuxottica S.A.	5,877	1,061,260
Hartalega Holdings Bhd	12,000	4,631
HLB Inc. (a)	1,282	28,926
Hoya Corp.	7,300	702,918
Ovctek China Inc., Class A	600	3,096
SD Biosensor Inc.	309	7,400
Shandong Weigao Group Medical Polymer Company Ltd., Class H	26,000	42,706
Top Glove Corporation Bhd	54,800	11,259
		2,910,387
Healthcare Technology - 0.0%*
M3 Inc.	9,000	244,056
Heavy Electrical Equipment - 0.1%
ABB India Ltd.	500	16,215
Dongfang Electric Corporation Ltd., Class A	1,000	3,038
Doosan Enerbility Company Ltd. (a)	4,535	55,204
Ming Yang Smart Energy Group Ltd., Class A	600	2,190
Mitsubishi Electric Corp.	39,300	391,228
NARI Technology Company Ltd., Class A A Shares	4,296	15,150
Shanghai Electric Group Company Ltd., Class A (a)	15,400	8,770
Siemens Energy AG (a)	8,976	168,362
Titan Wind Energy Suzhou Company Ltd., Class A	900	1,968
Vestas Wind Systems A/S	20,470	593,725

See Notes to Schedule of Investments and Notes to Financial Statements.
56	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2022
	Number of Shares	Fair Value
Xinjiang Goldwind Science & Technology Company Ltd., Class H H Shares	8,000	$ 7,124
Xinjiang Goldwind Science & Technology Company Ltd., Class A	2,800	4,452
		1,267,426
Highways & Railtracks - 0.1%
Bangkok Expressway & Metro PCL NVDR	80,283	22,716
CCR S.A.	12,900	26,472
Getlink SE	9,063	144,846
Jiangsu Expressway Company Ltd., Class H	12,000	10,962
Promotora y Operadora de Infraestructura SAB de C.V.	1,150	9,416
Shenzhen International Holdings Ltd.	17,503	17,178
Taiwan High Speed Rail Corp.	18,000	16,837
Transurban Group	62,295	548,345
Zhejiang Expressway Company Ltd., Class H	16,000	12,320
		809,092
Home Building - 0.1%
Barratt Developments PLC	21,257	101,462
Berkeley Group Holdings PLC	2,190	99,394
Iida Group Holdings Company Ltd.	2,638	40,006
Open House Group Company Ltd.	1,400	51,143
Persimmon PLC	6,474	94,775
Sekisui Chemical Company Ltd.	7,300	102,077
Sekisui House Ltd.	12,558	222,093
Taylor Wimpey PLC	73,731	90,154
		801,104
Home Furnishing Retail - 0.0%*
Nitori Holdings Company Ltd.	1,600	206,753
Home Furnishings - 0.0%*
Nien Made Enterprise Company Ltd.	2,000	19,163
Oppein Home Group Inc., Class A	500	8,783
		27,946
Home Improvement Retail - 0.0%*
Home Product Center PCL NVDR	73,209	32,763
Kingfisher PLC	40,734	115,686
		148,449
	Number of Shares	Fair Value
Hotels, Resorts & Cruise Lines - 0.1%
Accor S.A. (a)	3,150	$ 78,499
Asset World Corp. PCL NVDR	34,533	6,281
H World Group Ltd. ADR	2,100	89,082
Indian Hotels Co. Ltd.	8,000	30,814
InterContinental Hotels Group PLC	3,763	214,738
Minor International PCL NVDR (a)	39,649	36,919
Shanghai Jinjiang International Hotels Company Ltd., Class A	900	7,590
Tongcheng Travel Holdings Ltd. (a)	11,200	26,949
Trip.com Group Ltd. ADR (a)	5,900	202,960
Whitbread PLC	3,941	121,834
		815,666
Household Appliances - 0.0%*
Coway Company Ltd.	563	24,997
Ecovacs Robotics Company Ltd., Class A A Shares	400	4,217
Electrolux AB, Class B	3,884	52,477
Gree Electric Appliances Inc. of Zhuhai, Class A	1,100	5,138
Haier Smart Home Company Ltd., Class A A Shares	3,900	13,788
Haier Smart Home Company Ltd., Class H H Shares	23,800	81,113
SEB S.A.	414	34,574
		216,304
Household Products - 0.1%
Essity AB, Class B	12,397	325,169
Henkel AG & Company KGaA	2,143	137,799
Kimberly-Clark de Mexico SAB de C.V., Class A	17,800	30,207
Reckitt Benckiser Group PLC	14,462	1,000,986
Unicharm Corp.	8,200	314,962
Unilever Indonesia Tbk PT	102,200	30,855
Vinda International Holdings Ltd.	4,000	11,787
		1,851,765
Human Resource & Employment Services - 0.1%
Adecco Group AG	3,011	99,130
Persol Holdings Company Ltd.	3,700	79,303
Randstad N.V.	2,342	142,371
Recruit Holdings Company Ltd.	29,100	921,223
		1,242,027
Hypermarkets & Super Centers - 0.1%
Aeon Company Ltd.	13,375	282,107

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	57

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2022
	Number of Shares	Fair Value
Atacadao S.A.	6,800	$ 19,057
Berli Jucker PCL NVDR	12,600	12,824
Carrefour S.A.	12,147	202,755
Cencosud S.A.	16,738	27,407
E-MART Inc.	218	16,950
Sendas Distribuidora S.A.	5,100	18,846
Wal-Mart de Mexico SAB de C.V.	56,686	199,520
		779,466
Independent Power Producers & Energy Traders - 0.1%
ACEN Corp.	80,880	11,121
B Grimm Power PCL NVDR	8,800	10,100
CGN Power Company Ltd., Class H H Shares (e)	129,000	30,742
China National Nuclear Power Company Ltd., Class A	11,500	9,973
China Power International Development Ltd.	65,000	27,483
China Resources Power Holdings Company Ltd.	20,000	40,897
Electricity Generating PCL NVDR	866	4,313
GD Power Development Company Ltd., Class A (a)	27,300	16,848
Global Power Synergy PCL NVDR	5,698	12,010
Gulf Energy Development PCL NVDR	30,733	49,025
Huaneng Power International Inc., Class H (a)	32,000	15,129
Huaneng Power International Inc., Class A (a)	7,700	8,469
NTPC Ltd.	44,221	88,971
Ratch Group PCL NVDR	17,100	21,107
RWE AG	13,016	577,740
Shenzhen Energy Group Company Ltd., Class A	5,900	5,423
		929,351
Industrial Conglomerates - 0.4%
Aboitiz Equity Ventures Inc.	24,250	25,183
Alfa SAB de C.V., Class A	36,800	23,435
Ayala Corp.	3,560	44,561
Brookfield Business Corp., Class A	746	14,017
China Baoan Group Company Ltd., Class A	1,200	2,097
CITIC Ltd.	69,000	72,846
CJ Corp.	187	12,491
CK Hutchison Holdings Ltd.	54,500	327,142
DCC PLC	2,050	100,611
Far Eastern New Century Corp.	38,000	39,440
Fosun International Ltd.	31,000	25,261
	Number of Shares	Fair Value
Grupo Carso SAB de C.V.	5,400	$ 22,659
GS Holdings Corp.	445	15,443
HAP Seng Consolidated Bhd	11,200	16,272
Hitachi Ltd.	19,600	993,926
Industries Qatar QSC	16,400	57,888
Investment AB Latour, Class B B Shares	2,553	48,294
Jardine Cycle & Carriage Ltd.	1,800	38,384
Jardine Matheson Holdings Ltd.	3,300	167,970
JG Summit Holdings Inc.	38,530	34,841
Keppel Corporation Ltd.	29,900	161,851
KOC Holding A/S	4,546	20,326
LG Corp.	1,193	73,871
Lifco AB, Class B	4,883	81,614
Melrose Industries PLC	85,503	138,335
Multiply Group PJSC (a)	20,000	25,268
Q Holding PJSC (a)	10,618	11,564
Samsung C&T Corp.	987	88,920
Siemens AG	15,436	2,135,698
Siemens Ltd.	862	29,449
Sime Darby Bhd	24,858	12,979
SK Inc.	454	68,105
SM Investments Corp.	3,050	49,464
Smiths Group PLC	7,042	135,406
The Bidvest Group Ltd.	4,369	55,050
Toshiba Corp.	8,000	279,086
Turkiye Sise ve Cam Fabrikalari AS	16,723	38,342
		5,488,089
Industrial Gases - 0.2%
Air Liquide S.A.	10,566	1,493,016
Linde PLC	5,030	1,640,686
Nippon Sanso Holdings Corp.	3,400	49,372
		3,183,074
Industrial Machinery - 0.4%
Airtac International Group	1,364	41,317
Alfa Laval AB	5,635	162,839
Atlas Copco AB, A Shares	54,379	642,455
Atlas Copco AB, B Shares	31,736	338,391
Daifuku Company Ltd.	2,100	98,359
FANUC Corp.	3,900	586,278
GEA Group AG	2,953	120,391
Haitian International Holdings Ltd.	9,655	25,854
Hoshizaki Corp.	1,900	67,032
Indutrade AB	5,092	103,164
Jiangsu Hengli Hydraulic Company Ltd., Class A	900	8,215
Kone Oyj, Class B B Shares	6,913	356,352
Kurita Water Industries Ltd.	2,207	91,328

See Notes to Schedule of Investments and Notes to Financial Statements.
58	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2022
	Number of Shares	Fair Value
Luoyang Xinqianglian Slewing Bearing Company Ltd., Class A	170	$ 1,309
Luxfer Holdings PLC	894	12,266
Makita Corp.	4,400	102,709
MINEBEA MITSUMI Inc.	7,500	112,035
MISUMI Group Inc.	5,500	120,008
Mitsubishi Heavy Industries Ltd.	6,500	257,842
NGK Insulators Ltd.	4,600	58,500
Ningbo Deye Technology Company Ltd., Class A	200	9,574
North Industries Group Red Arrow Company Ltd., Class A	600	1,703
Pentair PLC	1,900	85,462
Rational AG	88	52,124
Sandvik AB	21,661	391,663
Schindler Holding AG	1,224	226,740
Shenzhen Inovance Technology Company Ltd., Class A	1,750	17,579
SKF AB, Class B B Shares	7,508	114,679
SMC Corp.	1,200	505,483
Spirax-Sarco Engineering PLC	1,507	192,426
Techtronic Industries Company Ltd.	28,000	312,468
VAT Group AG (e)	527	143,997
Wartsila Oyj Abp	9,915	83,257
Wuxi Shangji Automation Company Ltd., Class A	280	4,284
Yaskawa Electric Corp.	4,700	150,498
		5,598,581
Industrial REITs - 0.1%
CapitaLand Ascendas REIT	69,300	141,576
GLP J-Reit	89	102,056
Goodman Group	34,366	404,580
Mapletree Logistics Trust	70,436	83,502
Nippon Prologis REIT Inc.	42	98,200
Segro PLC	24,688	226,768
Warehouses De Pauw CVA	2,928	83,435
		1,140,117
Insurance Brokers - 0.0%*
Willis Towers Watson PLC	1,124	274,908
Integrated Oil & Gas - 1.1%
BP PLC	379,660	2,168,836
Cenovus Energy Inc.	28,123	545,253
China Petroleum & Chemical Corp., Class H	270,000	130,417
China Petroleum & Chemical Corp., Class A	19,100	12,036
Eni S.p.A.	50,599	717,467
	Number of Shares	Fair Value
Equinor ASA	19,283	$ 688,637
Galp Energia SGPS S.A.	9,838	132,400
Gazprom PJSC ADR (a)(b)**	77,360	—
Gazprom PJSC (b)**	56,590	—
Guanghui Energy Company Ltd., Class A	8,300	10,821
Imperial Oil Ltd.	4,600	223,897
LUKOIL PJSC (b)**	7,480	—
MOL Hungarian Oil & Gas PLC	5,606	38,876
Novatek PJSC GDR (a)(b)**	1,641	—
Oil & Natural Gas Corporation Ltd.	27,061	48,002
OMV AG	3,033	155,698
PetroChina Company Ltd., Class H	222,000	101,543
PetroChina Company Ltd., Class A	11,100	7,973
Petroleo Brasileiro S.A.	39,800	211,046
PTT PCL NVDR	105,641	101,417
Repsol S.A.	28,017	444,032
Rosneft Oil Co. PJSC (b)**	20,586	—
Saudi Arabian Oil Co. (e)	26,109	224,118
Shell PLC	146,471	4,098,180
Suncor Energy Inc.	27,600	874,881
Surgutneftegas PJSC ADR (a)(b)**	9,978	—
Surgutneftegas PJSC (b)**	31,000	—
TotalEnergies SE	50,184	3,141,227
		14,076,757
Integrated Telecommunication Services - 0.5%
BCE Inc.	1,247	54,750
BT Group PLC	142,300	191,799
Cellnex Telecom S.A. (e)	11,042	364,379
China Tower Corp Ltd., Class H H Shares (e)	460,000	49,507
Chunghwa Telecom Company Ltd.	39,071	143,646
Deutsche Telekom AG	65,461	1,302,111
Elisa Oyj	2,926	154,452
Emirates Telecommunications Group Co. PJSC	37,615	234,130
Hellenic Telecommunications Organization S.A.	3,106	48,364
HKT Trust & HKT Ltd.	73,815	90,508
Indus Towers Ltd.	6,486	14,931
Infrastrutture Wireless Italiane S.p.A. (e)	5,760	57,871
Koninklijke KPN N.V.	63,568	196,066
LG Uplus Corp.	1,535	13,443
Nippon Telegraph & Telephone Corp.	24,209	690,244
Ooredoo QPSC	7,711	19,480
Operadora De Sites Mexicanos SAB de CV	10,200	10,034

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	59

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2022
	Number of Shares	Fair Value
Orange S.A.	40,526	$ 401,416
Sarana Menara Nusantara Tbk PT	268,300	18,958
Saudi Telecom Co.	16,425	159,835
Singapore Telecommunications Ltd.	168,000	321,921
Spark New Zealand Ltd.	35,266	120,442
Swisscom AG	528	289,110
Telecom Italia S.p.A. (a)	204,353	47,174
Telefonica Brasil S.A.	4,887	35,301
Telefonica Deutschland Holding AG	17,916	44,035
Telefonica S.A.	105,600	381,495
Telekom Malaysia Bhd	12,097	14,829
Telenor ASA	13,479	125,335
Telia Co AB	51,609	132,050
Telkom Indonesia Persero Tbk PT	559,000	134,656
Telstra Group Ltd.	82,680	223,717
TELUS Corp.	9,524	183,669
True Corp PCL NVDR	122,700	17,147
United Internet AG	1,978	39,877
		6,326,682
Interactive Home Entertainment - 0.2%
37 Interactive Entertainment Network Technology Group Co Ltd., Class A A Shares	3,000	7,848
Bilibili Inc., Class Z (a)	2,200	52,654
Capcom Company Ltd.	3,500	111,675
CD Projekt S.A.	697	20,600
Embracer Group AB (a)	13,113	59,515
Kakao Games Corp. (a)	347	12,400
Kingsoft Corporation Ltd.	9,800	32,771
Koei Tecmo Holdings Company Ltd.	2,380	43,146
Konami Group Corp.	1,800	81,443
Krafton Inc. (a)	266	35,572
NCSoft Corp.	200	71,445
NetEase Inc.	22,070	323,771
Netmarble Corp. (e)	299	14,384
Nexon Company Ltd.	9,700	217,753
Nintendo Company Ltd.	22,300	934,962
Pearl Abyss Corp. (a)	358	11,932
Perfect World Company Ltd., Class A A Shares	3,300	6,067
Playtika Holding Corp. (a)	359	3,055
Sea Ltd. ADR (a)	7,300	379,819
Square Enix Holdings Company Ltd.	1,800	83,626
UbiSoft Entertainment S.A. (a)	1,594	44,929
Zhejiang Century Huatong Group Company Ltd., Class A (a)	8,600	4,736
		2,554,103
	Number of Shares	Fair Value
Interactive Media & Services - 0.3%
Adevinta ASA (a)	5,123	$ 34,115
Auto Trader Group PLC (e)	18,327	113,667
Autohome Inc. ADR	800	24,480
Baidu Inc., Class A (a)	23,800	340,612
Info Edge India Ltd.	633	30,086
JOYY Inc. ADR	800	25,272
Kakaku.com Inc.	2,700	43,218
Kakao Corp.	3,431	146,147
Kanzhun Ltd. ADR (a)	2,300	46,851
Kuaishou Technology (a)(e)	18,100	164,768
NAVER Corp.	1,436	204,229
REA Group Ltd.	1,044	78,445
Scout24 SE (e)	1,574	78,835
Seek Ltd.	6,603	93,810
Tencent Holdings Ltd.	67,075	2,870,364
VK Co Ltd. GDR (a)(b)**	1,600	—
Weibo Corp. ADR (a)	700	13,384
Yandex N.V., Class A A Shares (a)(b)**	4,697	—
Yandex NV, Class A (a)(b)**	865	—
Z Holdings Corp.	52,496	132,091
		4,440,374
Internet & Direct Marketing Retail - 0.5%
Alibaba Group Holding Ltd. (a)	158,600	1,752,638
Alibaba Health Information Technology Ltd. (a)(d)	42,000	35,785
Allegro.eu S.A. (a)(e)	3,775	21,628
Americanas S.A.	7,268	13,256
Delivery Hero SE (a)(e)	3,501	167,318
JD Health International Inc. (a)(e)	11,600	106,043
JD.com Inc., Class A	23,576	665,146
Just Eat Takeaway.com N.V. (a)(e)	3,827	80,666
Meituan, Class B (a)(e)	48,000	1,074,395
momo.com Inc.	1,000	20,888
Naspers Ltd., Class N	2,377	394,561
Ozon Holdings PLC ADR (a)(b)**	1,300	—
Pinduoduo Inc. ADR (a)	5,457	445,018
Ping An Healthcare & Technology Company Ltd. (a)(e)	3,500	9,552
Prosus N.V.	16,761	1,152,892
Rakuten Group Inc.	18,300	82,662
Vipshop Holdings Ltd. ADR (a)	4,634	63,208
Zalando SE (a)(e)	4,610	162,902
Zomato Ltd. (a)	30,179	21,632
ZOZO Inc.	2,500	61,768
		6,331,958

See Notes to Schedule of Investments and Notes to Financial Statements.
60	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2022
	Number of Shares	Fair Value
Internet Services & Infrastructure - 0.1%
GDS Holdings Ltd., Class A (a)	8,800	$ 23,113
Shopify Inc., Class A (a)	23,988	832,264
Tucows Inc., Class A (a)	330	11,194
Wix.com Ltd. (a)	1,900	145,977
		1,012,548
Investment Banking & Brokerage - 0.1%
China Galaxy Securities Company Ltd., Class H H Shares	33,000	16,109
China Galaxy Securities Company Ltd., Class A	2,700	3,625
China International Capital Corporation Ltd., Class H H Shares (e)	18,000	34,363
China International Capital Corporation Ltd., Class A A Shares	1,200	6,613
China Merchants Securities Company Ltd., Class A	3,400	6,536
CITIC Securities Company Ltd., Class H H Shares	23,425	47,361
CITIC Securities Company Ltd., Class A	6,590	18,964
CSC Financial Company Ltd., Class A A Shares	4,000	13,731
Daiwa Securities Group Inc.	25,800	113,998
Everbright Securities Company Ltd., Class A	3,600	7,737
Futu Holdings Ltd. ADR (a)	1,300	52,845
GF Securities Company Ltd., Class H H Shares	14,200	20,413
GF Securities Company Ltd., Class A	3,200	7,164
Guosen Securities Company Ltd., Class A	6,800	8,727
Guotai Junan Securities Company Ltd., Class A	4,100	8,053
Haitong Securities Company Ltd., Class H H Shares	30,400	18,696
Haitong Securities Company Ltd., Class A A Shares	4,400	5,526
Huatai Securities Company Ltd, Class H H Shares (e)	20,000	22,883
Huatai Securities Company Ltd., Class A A Shares	4,600	8,470
Industrial Securities Company Ltd., Class A	7,500	6,222
Korea Investment Holdings Company Ltd.	530	22,492
Meritz Securities Company Ltd.	3,355	16,709
NH Investment & Securities Company Ltd.	1,321	9,194
Nomura Holdings Inc.	59,500	220,332
Orient Securities Company Ltd., Class A	8,192	10,585
	Number of Shares	Fair Value
Samsung Securities Company Ltd.	735	$ 18,344
SBI Holdings Inc.	4,800	91,565
Shenwan Hongyuan Group Company Ltd., Class A	26,200	15,071
SooChow Securities Company Ltd., Class A	2,100	1,982
Zheshang Securities Company Ltd., Class A A Shares	4,800	6,889
Zhongtai Securities Company Ltd., Class A	7,200	6,671
		847,870
IT Consulting & Other Services - 0.4%
Accenture PLC, Class A	6,357	1,696,302
Bechtle AG	1,405	49,573
Capgemini SE	3,318	552,240
CGI Inc. (a)	4,300	370,385
Chinasoft International Ltd.	28,000	24,359
Fujitsu Ltd.	4,000	534,010
Globant S.A. (a)	500	84,080
HCL Technologies Ltd.	11,977	150,462
Infosys Ltd.	36,696	668,982
Itochu Techno-Solutions Corp.	1,932	44,952
LTIMindtree Ltd. (e)	1,282	67,647
Mphasis Ltd.	738	17,599
NEC Corp.	5,040	177,047
Nomura Research Institute Ltd.	7,960	187,922
NTT Data Corp.	12,900	188,888
Obic Company Ltd.	1,400	205,949
Otsuka Corp.	2,300	72,428
Samsung SDS Company Ltd.	308	30,017
SCSK Corp.	3,200	48,529
Tata Consultancy Services Ltd.	10,015	394,245
Tech Mahindra Ltd.	6,564	80,644
TIS Inc.	4,400	116,048
Wipro Ltd.	13,332	63,292
		5,825,600
Leisure Facilities - 0.0%*
Haichang Ocean Park Holdings Ltd. (a)(e)	35,000	7,175
Oriental Land Company Ltd.	4,100	595,369
Shenzhen Overseas Chinese Town Company Ltd., Class A	7,300	5,624
Songcheng Performance Development Company Ltd., Class A A Shares	2,387	5,037
		613,205

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	61

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2022
	Number of Shares	Fair Value
Leisure Products - 0.1%
Bandai Namco Holdings Inc.	4,100	$ 258,346
BRP Inc.	700	53,331
Giant Manufacturing Company Ltd.	3,108	20,275
Shimano Inc.	1,500	237,826
Yamaha Corp.	2,800	104,407
		674,185
Life & Health Insurance - 0.7%
Aegon N.V.	36,665	185,401
AIA Group Ltd.	240,800	2,677,972
Bupa Arabia for Cooperative Insurance Co.	703	26,810
Cathay Financial Holding Company Ltd.	86,529	112,611
China Development Financial Holding Corp.	163,120	66,871
China Life Insurance Company Ltd., Class H	79,000	135,632
China Life Insurance Company Ltd., Class A	1,200	6,438
China Taiping Insurance Holdings Company Ltd.	15,000	18,680
Dai-ichi Life Holdings Inc.	19,900	451,556
Discovery Ltd. (a)	5,021	36,400
Fubon Financial Holding Company Ltd.	75,982	139,181
Great-West Lifeco Inc.	5,781	133,544
HDFC Life Insurance Company Ltd. (e)	9,848	67,405
iA Financial Corporation Inc.	2,098	122,741
ICICI Prudential Life Insurance Company Ltd. (e)	4,451	24,281
Japan Post Holdings Company Ltd.	48,300	406,145
Japan Post Insurance Company Ltd.	4,000	70,363
Legal & General Group PLC	121,384	364,302
Manulife Financial Corp.	38,600	687,989
Medibank Private Ltd.	53,606	107,241
New China Life Insurance Company Ltd., Class H H Shares	7,800	19,088
New China Life Insurance Company Ltd., Class A	1,600	6,956
NN Group N.V.	5,697	232,017
Old Mutual Ltd.	46,818	28,781
Phoenix Group Holdings PLC	13,944	102,082
Ping An Insurance Group Company of China Ltd., Class H H Shares	67,500	446,688
Ping An Insurance Group Company of China Ltd., Class A	7,400	50,269
Poste Italiane S.p.A. (e)	10,295	100,270
Power Corporation of Canada	11,280	265,152
	Number of Shares	Fair Value
Prudential PLC	55,643	$ 754,670
Samsung Life Insurance Company Ltd.	848	47,620
Sanlam Ltd.	20,267	58,032
SBI Life Insurance Company Ltd. (e)	4,902	72,958
Shin Kong Financial Holding Company Ltd.	123,263	35,172
Sun Life Financial Inc.	11,890	551,523
Swiss Life Holding AG	627	323,123
T&D Holdings Inc.	10,000	144,151
		9,080,115
Life Sciences Tools & Services - 0.2%
AbCellera Biologics Inc. (a)	5,916	59,929
Bachem Holding AG, Class B	668	57,652
Divi's Laboratories Ltd.	1,372	56,605
Eurofins Scientific SE	2,762	197,676
Genscript Biotech Corp. (a)	12,000	38,206
Hangzhou Tigermed Consulting Company Ltd., Class A	500	7,573
Hangzhou Tigermed Consulting Company Ltd., Class H H Shares (e)	1,500	17,335
Joinn Laboratories China Company Ltd., Class A	784	6,619
Lonza Group AG	1,507	738,026
Pharmaron Beijing Company Ltd., Class H H Shares (e)	1,950	13,529
Pharmaron Beijing Company Ltd., Class A A Shares	450	4,423
QIAGEN N.V. (a)	6,954	348,199
Samsung Biologics Company Ltd. (a)(e)	187	121,590
Sartorius Stedim Biotech	567	183,052
WuXi AppTec Company Ltd., Class H H Shares (e)	3,708	39,171
WuXi AppTec Company Ltd., Class A A Shares	1,420	16,624
Wuxi Biologics Cayman Inc. (a)(e)	38,500	295,226
		2,201,435
Managed Healthcare - 0.0%*
Hapvida Participacoes e Investimentos S.A. (a)(e)	53,925	51,964
Marine - 0.1%
AP Moller - Maersk A/S, Class B	103	230,898
AP Moller - Maersk A/S, Class A	64	141,174
COSCO SHIPPING Holdings Company Ltd., Class H H Shares	33,682	34,351

See Notes to Schedule of Investments and Notes to Financial Statements.
62	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2022
	Number of Shares	Fair Value
COSCO SHIPPING Holdings Company Ltd., Class A	8,910	$ 13,251
Costamare Inc.	1,447	13,428
Evergreen Marine Corporation Taiwan Ltd.	10,400	55,155
Golden Ocean Group Ltd.	3,462	30,085
HMM Company Ltd.	2,865	44,655
Kuehne + Nagel International AG	1,109	257,952
MISC Bhd	19,075	32,477
Mitsui OSK Lines Ltd.	7,100	177,036
Nippon Yusen KK	9,900	233,347
Orient Overseas International Ltd.	1,500	27,098
Pan Ocean Company Ltd.	2,635	12,013
Safe Bulkers Inc.	2,255	6,562
SITC International Holdings Company Ltd.	23,000	51,157
Wan Hai Lines Ltd.	6,670	17,383
Yang Ming Marine Transport Corp.	18,000	38,360
ZIM Integrated Shipping Services Ltd.	1,400	24,066
		1,440,448
Marine Ports & Services - 0.0%*
Adani Ports & Special Economic Zone Ltd.	5,450	53,894
China Merchants Port Holdings Company Ltd.	13,084	19,178
COSCO SHIPPING Ports Ltd.	18,958	15,060
International Container Terminal Services Inc.	11,170	40,089
Shanghai International Port Group Company Ltd., Class A	3,100	2,392
		130,613
Metal & Glass Containers - 0.0%*
CCL Industries Inc., Class B	3,100	132,333
Motorcycle Manufacturers - 0.0%*
Bajaj Auto Ltd.	716	31,296
Eicher Motors Ltd.	1,613	62,932
Hero MotoCorp Ltd.	1,233	40,819
TVS Motor Co. Ltd.	2,000	26,240
Yadea Group Holdings Ltd. (e)	14,000	23,426
Yamaha Motor Company Ltd.	5,800	132,313
		317,026
Movies & Entertainment - 0.1%
Beijing Enlight Media Company Ltd., Class A	5,600	7,009
Bollore SE	17,444	97,181
China Ruyi Holdings Ltd. (a)	40,000	9,994
HYBE Company Ltd. (a)	214	29,605
	Number of Shares	Fair Value
IMAX Corp. (a)	1,318	$ 19,322
iQIYI Inc. ADR (a)	4,000	21,200
Mango Excellent Media Company Ltd., Class A	1,600	6,942
Spotify Technology S.A. (a)	1,495	118,030
Tencent Music Entertainment Group ADR (a)	8,400	69,552
Toho Company Ltd.	2,200	84,702
Universal Music Group N.V.	14,751	354,375
		817,912
Multi-Line Insurance - 0.5%
Ageas SA	3,149	139,203
Allianz SE	8,244	1,767,600
Assicurazioni Generali S.p.A.	22,558	400,006
Aviva PLC	57,068	303,969
AXA S.A.	37,771	1,050,305
Baloise Holding AG	944	145,600
BB Seguridade Participacoes S.A.	8,003	50,953
China Pacific Insurance Group Company Ltd., Class H H Shares	27,089	60,322
China Pacific Insurance Group Company Ltd., Class A	4,400	15,593
Gjensidige Forsikring ASA	3,685	71,897
Powszechny Zaklad Ubezpieczen S.A.	7,748	62,567
Sampo Oyj, Class A	9,729	506,911
ZhongAn Online P&C Insurance Company Ltd., Class H H Shares (a)(e)	5,600	15,426
Zurich Insurance Group AG	3,038	1,452,343
		6,042,695
Multi-Sector Holdings - 0.1%
Bajaj Holdings & Investment Ltd.	200	13,880
Eurazeo S.E.	753	46,691
EXOR NV (a)	2,227	162,333
Groupe Bruxelles Lambert N.V.	2,047	162,932
Industrivarden AB, Class A A Shares	2,246	54,644
Industrivarden AB, Class C C Shares	3,235	78,550
Investor AB, Class B B Shares	36,883	667,466
Investor AB, Class A A Shares	10,217	190,083
Kinnevik AB, Class B (a)	5,134	70,559
L E Lundbergforetagen AB, Class B	1,306	55,664
Remgro Ltd.	4,910	38,388
Sofina S.A.	265	58,148

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	63

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2022
	Number of Shares	Fair Value
Wendel SE	572	$ 53,233
		1,652,571
Multi-Utilities - 0.2%
Algonquin Power & Utilities Corp.	13,228	86,107
Canadian Utilities Ltd., Class A	2,700	73,032
E.ON SE	45,569	453,945
Engie S.A.	37,011	528,826
National Grid PLC	74,001	887,844
Qatar Electricity & Water Co. QSC	5,078	24,680
Veolia Environnement S.A.	13,534	346,660
		2,401,094
Office REITs - 0.0%*
City Office REIT Inc.	1,118	9,369
Covivio	1,010	59,771
Dexus	22,283	117,112
Gecina S.A.	958	97,283
Japan Real Estate Investment Corp.	23	100,580
Nippon Building Fund Inc.	30	133,692
		517,807
Office Services & Supplies - 0.0%*
Shanghai M&G Stationery Inc., Class A	1,000	7,946
Oil & Gas Drilling - 0.0%*
Borr Drilling Ltd. (a)	5,467	27,171
China Oilfield Services Ltd., Class H	18,000	21,886
Noble Corp. PLC (a)	2,421	91,296
		140,353
Oil & Gas Equipment & Services - 0.0%*
Dialog Group Bhd	38,500	21,413
Offshore Oil Engineering Company Ltd., Class A	14,500	12,700
Tenaris S.A.	9,715	168,848
Yantai Jereh Oilfield Services Group Company Ltd., Class A	500	2,017
		204,978
Oil & Gas Exploration & Production - 0.3%
Aker BP ASA	6,473	199,821
ARC Resources Ltd.	13,500	181,833
Canadian Natural Resources Ltd.	22,700	1,259,687
Inpex Corp.	21,300	225,358
Petro Rio S.A. (a)	7,200	50,715
	Number of Shares	Fair Value
PTT Exploration & Production PCL NVDR	14,699	$ 74,906
Santos Ltd.	64,896	314,226
Tatneft PJSC ADR (b)**	3,383	—
Tatneft PJSC (b)**	4,926	—
Tourmaline Oil Corp.	6,500	327,747
Woodside Energy Group Ltd.	38,389	922,627
		3,556,920
Oil & Gas Refining & Marketing - 0.2%
Ampol Ltd.	4,490	86,110
Bharat Petroleum Corporation Ltd.	8,844	35,331
Cosan S.A.	14,636	47,431
Empresas Copec SA	4,726	35,109
ENEOS Holdings Inc.	62,800	213,228
Formosa Petrochemical Corp.	14,000	36,577
HD Hyundai Co Ltd.	485	21,950
Hindustan Petroleum Corporation Ltd.	6,187	17,586
Idemitsu Kosan Company Ltd.	3,900	90,742
Indian Oil Corporation Ltd.	36,307	33,573
Neste Oyj	8,589	394,347
Parkland Corp.	2,707	59,356
Petronas Dagangan Bhd	3,100	16,186
Polski Koncern Naftowy ORLEN S.A.	5,938	86,967
Qatar Fuel QSC	3,749	18,502
Rabigh Refining & Petrochemical Co. (a)	5,905	17,075
Reliance Industries Ltd.	32,778	1,009,212
SK Innovation Company Ltd. (a)	587	71,712
S-Oil Corp.	483	32,146
Thai Oil PCL NVDR	16,166	26,255
Turkiye Petrol Rafinerileri A/S (a)	1,432	40,536
		2,389,931
Oil & Gas Storage & Transportation - 0.3%
Ardmore Shipping Corp. (a)	1,084	15,620
China Merchants Energy Shipping Company Ltd., Class A	10,900	8,807
COSCO SHIPPING Energy Transportation Company Ltd., Class A (a)	3,600	6,270
DHT Holdings Inc.	3,880	34,454
Enbridge Inc.	40,900	1,597,423
FLEX LNG Ltd. (a)	803	26,250
Frontline Ltd.	3,547	43,061
Golar LNG Ltd. (a)	2,886	65,772
Keyera Corp.	4,300	93,905
Nordic American Tankers Ltd.	6,238	19,088
Pembina Pipeline Corp.	11,300	383,297

See Notes to Schedule of Investments and Notes to Financial Statements.
64	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2022
	Number of Shares	Fair Value
Petronet LNG Ltd.	9,652	$ 25,136
Qatar Gas Transport Company Ltd.	29,180	29,429
Scorpio Tankers Inc.	1,350	72,589
SFL Corporation Ltd.	3,244	29,910
TC Energy Corp.	20,500	816,702
Teekay Corp. (a)	2,112	9,588
Teekay Tankers Ltd., Class A (a)	638	19,657
Ultrapar Participacoes S.A.	6,400	15,195
		3,312,153
Other Diversified Financial Services - 0.1%
Bajaj Finserv Ltd.	4,420	82,697
FirstRand Ltd.	55,786	203,669
Housing Development Finance Corporation Ltd.	18,552	591,475
M&G PLC	47,982	108,423
ORIX Corp.	24,300	390,159
Yuanta Financial Holding Company Ltd.	111,240	78,538
		1,454,961
Packaged Foods & Meats - 0.8%
Ajinomoto Company Inc.	9,300	284,121
Almarai Co. JSC	3,125	44,514
Angel Yeast Company Ltd., Class A A Shares	1,600	10,457
Associated British Foods PLC	7,337	139,093
Barry Callebaut AG	70	138,381
BRF S.A. (a)	6,804	10,588
Britannia Industries Ltd.	1,285	66,905
Charoen Pokphand Foods PCL NVDR	26,869	19,239
China Feihe Ltd. (e)	36,568	31,110
China Huishan Dairy Holdings Company Ltd. (a)(b)**	55,000	—
China Mengniu Dairy Company Ltd.	34,000	154,210
Chocoladefabriken Lindt & Spruengli AG	23	419,401
CJ CheilJedang Corp.	103	30,983
Dali Foods Group Company Ltd. (e)	17,117	7,807
Danone S.A.	12,996	682,819
Foshan Haitian Flavouring & Food Company Ltd., Class A	2,904	33,410
Gruma SAB de CV, Class B	2,545	34,052
Grupo Bimbo SAB de CV	14,381	60,779
Guangdong Haid Group Company Ltd., Class A	1,800	16,060
Henan Shuanghui Investment & Development Company Ltd., Class A	3,185	11,936
Indofood CBP Sukses Makmur Tbk PT	27,600	17,729
	Number of Shares	Fair Value
Indofood Sukses Makmur Tbk PT	30,136	$ 13,018
Inner Mongolia Yili Industrial Group Company Ltd., Class A	4,000	17,922
JBS S.A.	9,100	38,022
JDE Peet's N.V.	1,953	56,319
Kerry Group PLC, Class A	3,244	291,652
Kikkoman Corp.	3,000	157,793
Marico Ltd.	6,935	42,739
MEIJI Holdings Company Ltd.	2,100	107,272
Monde Nissin Corp. (e)	81,900	16,341
Mowi ASA	8,182	138,872
Muyuan Foods Company Ltd., Class A A Shares	3,920	27,620
Nestle India Ltd.	326	77,258
Nestle Malaysia Bhd	339	10,774
Nestle S.A. (d)	55,433	6,419,252
Nisshin Seifun Group Inc.	3,500	43,848
Nissin Foods Holdings Company Ltd.	1,300	102,664
Orion Corp.	335	34,105
Orkla ASA	14,644	105,456
PPB Group Bhd	8,587	33,997
QL Resources Bhd	12,588	15,746
Salmar ASA	1,405	54,882
Saputo Inc.	4,900	121,221
Tata Consumer Products Ltd.	6,886	63,837
Thai Union Group PCL NVDR	28,434	13,874
The Savola Group	3,575	26,223
Tingyi Cayman Islands Holding Corp.	24,000	42,373
Uni-President China Holdings Ltd.	12,000	12,008
Uni-President Enterprises Corp.	59,000	127,846
Universal Robina Corp.	12,120	29,737
Want Want China Holdings Ltd.	53,000	35,447
Wens Foodstuffs Group Company Ltd., Class A	3,400	9,646
WH Group Ltd. (e)	163,666	95,202
Yakult Honsha Company Ltd.	2,500	162,189
Yihai International Holding Ltd.	7,364	26,041
Yihai Kerry Arawana Holdings Company Ltd., Class A	1,000	6,296
		10,791,086
Paper Packaging - 0.0%*
Amcor PLC	15,100	179,841
Klabin S.A.	8,200	30,977
SCG Packaging PCL NVDR	14,842	24,426
Smurfit Kappa Group PLC	5,068	186,929
		422,173

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	65

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2022
	Number of Shares	Fair Value
Paper Products - 0.1%
Empresas CMPC S.A.	11,722	$ 19,481
Holmen AB, Class B	1,725	68,523
Indah Kiat Pulp & Paper Tbk PT	24,700	13,843
Mondi PLC	9,387	159,156
Nine Dragons Paper Holdings Ltd.	14,310	13,054
Oji Holdings Corp.	14,000	56,342
Resolute Forest Products Inc. (a)	1,294	27,938
Stora Enso Oyj, Class R	11,318	158,841
Suzano SA	7,800	72,018
UPM-Kymmene Oyj	10,839	404,067
		993,263
Personal Products - 0.5%
Amorepacific Corp.	276	30,207
Beiersdorf AG	2,060	235,683
By-health Company Ltd., Class A	2,900	9,565
Colgate-Palmolive India Ltd.	970	18,013
Dabur India Ltd.	6,264	42,511
Godrej Consumer Products Ltd. (a)	4,487	47,405
Haleon PLC (a)	103,199	406,366
Hengan International Group Company Ltd.	5,980	31,758
Hindustan Unilever Ltd.	8,743	270,655
Kao Corp.	9,700	386,324
Kobayashi Pharmaceutical Company Ltd.	1,100	75,281
Kose Corp.	600	65,573
LG Household & Health Care Ltd.	90	51,801
L'Oreal S.A.	4,875	1,735,668
Natura & Co. Holding S.A.	8,400	18,254
Proya Cosmetics Company Ltd., Class A	280	6,778
Shiseido Company Ltd.	8,100	397,250
Unilever PLC	51,345	2,582,925
		6,412,017
Pharmaceuticals - 2.1%
Aspen Pharmacare Holdings Ltd.	4,082	32,706
Astellas Pharma Inc.	37,200	565,704
AstraZeneca PLC	31,241	4,215,703
Asymchem Laboratories Tianjin Company Ltd., Class A A Shares	232	4,963
Aurobindo Pharma Ltd.	3,446	18,257
Bayer AG	19,852	1,023,864
Betta Pharmaceuticals Company Ltd., Class A	600	4,273
Celltrion Pharm Inc. (a)	226	12,060
	Number of Shares	Fair Value
Changchun High & New Technology Industry Group Inc., Class A	300	$ 7,217
China Medical System Holdings Ltd.	15,000	23,600
China Resources Pharmaceutical Group Ltd. (e)	17,000	13,766
China Traditional Chinese Medicine Holdings Company Ltd.	30,000	13,645
Chugai Pharmaceutical Company Ltd.	13,700	349,703
Cipla Ltd.	5,279	68,656
CSPC Pharmaceutical Group Ltd.	102,000	107,163
Daiichi Sankyo Company Ltd.	35,400	1,140,248
Dong-E-E-Jiao Company Ltd., Class A A Shares	1,800	10,588
Dr Reddy's Laboratories Ltd.	1,264	64,744
Eisai Company Ltd.	5,100	336,431
GSK PLC	82,124	1,420,162
Hanmi Pharm Company Ltd.	84	19,895
Hansoh Pharmaceutical Group Company Ltd. (e)	12,000	22,816
Hikma Pharmaceuticals PLC	2,982	55,671
Humanwell Healthcare Group Company Ltd., Class A	2,200	7,596
Hypera S.A.	5,300	45,446
Ipsen S.A.	788	84,520
Jazz Pharmaceuticals PLC (a)	600	95,586
Jiangsu Hengrui Medicine Company Ltd., Class A	4,620	25,728
Kalbe Farma Tbk PT	246,000	33,026
Kyowa Kirin Co Ltd.	5,300	121,308
Lupin Ltd.	2,072	18,376
Merck KGaA	2,622	506,218
Nanjing King-Friend Biochemical Pharmaceutical Company Ltd., Class A	520	1,356
Nippon Shinyaku Company Ltd.	1,000	56,690
Novartis AG	43,621	3,941,072
Novo Nordisk A/S, Class B B Shares	33,378	4,493,289
Ono Pharmaceutical Company Ltd.	7,400	172,907
Orion Oyj, Class B	2,094	114,512
Otsuka Holdings Company Ltd.	8,000	261,018
Perrigo Company PLC	1,100	37,499
Recordati Industria Chimica e Farmaceutica SpA	1,932	79,900
Richter Gedeon Nyrt	1,789	39,574
Roche Holding AG	14,711	4,659,121
Sanofi	23,017	2,206,909

See Notes to Schedule of Investments and Notes to Financial Statements.
66	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2022
	Number of Shares	Fair Value
Shanghai Fosun Pharmaceutical Group Company Ltd., Class H H Shares	4,500	$ 14,414
Shanghai Fosun Pharmaceutical Group Company Ltd., Class A	1,500	7,640
Shionogi & Company Ltd.	5,400	269,540
Sino Biopharmaceutical Ltd.	105,000	61,480
SK Biopharmaceuticals Company Ltd. (a)	382	21,841
Sun Pharmaceutical Industries Ltd.	10,719	129,747
Takeda Pharmaceutical Company Ltd.	30,400	947,170
Teva Pharmaceutical Industries Ltd. ADR (a)	22,800	207,936
Theravance Biopharma Inc. (a)	2,167	24,314
Torrent Pharmaceuticals Ltd.	1,128	21,142
UCB S.A.	2,590	203,333
Yuhan Corp.	684	30,936
Yunnan Baiyao Group Company Ltd., Class A A Shares	1,400	11,000
Zhangzhou Pientzehuang Pharmaceutical Company Ltd., Class A	400	16,677
Zhejiang Huahai Pharmaceutical Company Ltd., Class A	2,600	8,215
Zhejiang NHU Company Ltd., Class A A Shares	2,592	7,024
		28,515,895
Precious Metals & Minerals - 0.0%*
Alrosa PJSC (a)(b)**	46,308	—
Anglo American Platinum Ltd.	609	50,999
Impala Platinum Holdings Ltd.	9,062	113,516
Industrias Penoles SAB de C.V.	1,900	23,367
Northam Platinum Holdings Ltd. (a)	3,073	33,806
Sibanye Stillwater Ltd.	31,370	82,449
		304,137
Property & Casualty Insurance - 0.3%
Admiral Group PLC	3,763	96,732
Argo Group International Holdings Ltd.	891	23,032
Chubb Ltd.	4,169	919,681
DB Insurance Company Ltd.	393	20,371
Fairfax Financial Holdings Ltd.	467	276,443
ICICI Lombard General Insurance Company Ltd. (e)	2,136	31,933
Insurance Australia Group Ltd.	50,658	163,180
	Number of Shares	Fair Value
Intact Financial Corp.	3,517	$ 505,922
James River Group Holdings Ltd.	1,032	21,579
Meritz Fire & Marine Insurance Company Ltd.	396	15,678
MS&AD Insurance Group Holdings Inc.	9,100	291,321
People's Insurance Company Group of China Ltd., Class H H Shares	97,000	32,188
PICC Property & Casualty Company Ltd., Class H	78,000	74,053
QBE Insurance Group Ltd.	30,248	275,485
Samsung Fire & Marine Insurance Company Ltd.	307	48,580
Sompo Holdings Inc.	6,400	284,240
Suncorp Group Ltd.	25,882	211,325
The People's Insurance Company Group of China Ltd., Class A	10,900	8,224
Tokio Marine Holdings Inc.	37,100	795,030
Tryg A/S	7,394	175,463
		4,270,460
Publishing - 0.0%*
China Literature Ltd. (a)(e)	4,400	17,081
Saudi Research & Media Group (a)	353	17,121
		34,202
Railroads - 0.4%
Aurizon Holdings Ltd.	36,171	91,495
BTS Group Holdings PCL NVDR	76,426	18,536
Canadian National Railway Co.	11,900	1,412,595
Canadian Pacific Railway Ltd.	18,800	1,400,686
Central Japan Railway Co.	2,900	356,167
Container Corporation of India Ltd.	2,897	25,871
Daqin Railway Company Ltd., Class A	9,300	8,979
East Japan Railway Co.	6,100	347,660
Hankyu Hanshin Holdings Inc.	4,500	133,692
Keio Corp.	2,200	80,700
Keisei Electric Railway Company Ltd.	2,400	68,301
Kintetsu Group Holdings Company Ltd.	3,300	108,921
MTR Corporation Ltd.	30,000	158,938
Odakyu Electric Railway Company Ltd.	6,200	80,399
Rumo S.A.	14,100	49,804
Tobu Railway Company Ltd.	3,700	86,369
Tokyu Corp.	10,400	131,079

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	67

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2022
	Number of Shares	Fair Value
West Japan Railway Co.	4,500	$ 195,388
		4,755,580
Real Estate Development - 0.1%
C&D International Investment Group Ltd.	7,000	20,404
China Evergrande Group (a)(b)	87,000	4,598
China Jinmao Holdings Group Ltd.	64,972	13,985
China Merchants Shekou Industrial Zone Holdings Company Ltd., Class A	3,800	6,937
China Overseas Land & Investment Ltd.	40,000	105,574
China Resources Land Ltd.	34,000	155,734
China Vanke Company Ltd., Class H H Shares	17,000	34,414
China Vanke Company Ltd., Class A A Shares	300	789
CK Asset Holdings Ltd.	41,086	252,940
Country Garden Holdings Company Ltd.	76,298	26,101
Dar Al Arkan Real Estate Development Co. (a)	5,114	15,797
Emaar Economic City (a)	5,150	11,425
Emaar Properties PJSC	44,432	70,895
Gemdale Corp., Class A	1,500	2,218
Godrej Properties Ltd. (a)	1,425	21,095
Greentown China Holdings Ltd.	8,000	11,685
Henderson Land Development Company Ltd.	28,000	97,758
Hopson Development Holdings Ltd.	13,576	13,359
Land & Houses PCL NVDR	96,731	27,649
Longfor Group Holdings Ltd. (e)	17,968	55,942
Poly Developments & Holdings Group Company Ltd., Class A	7,100	15,526
Ruentex Development Company Ltd.	16,500	23,218
Seazen Holdings Company Ltd., Class A A Shares (a)	1,400	4,148
Shimao Group Holdings Ltd. (a)(b)	16,102	2,280
Sino Land Company Ltd.	72,272	90,375
Sunac China Holdings Ltd. (a)(b)	59,000	8,655
Yuexiu Property Company Ltd.	13,063	15,816
		1,109,317
Real Estate Operating Companies - 0.1%
Aroundtown S.A.	18,357	42,768
Azrieli Group Ltd.	818	54,344
Capitaland Investment Ltd.	50,600	139,591
	Number of Shares	Fair Value
Central Pattana PCL NVDR	21,078	$ 43,209
China Resources Mixc Lifestyle Services Ltd. (e)	7,200	36,577
Country Garden Services Holdings Company Ltd.	20,715	51,595
Fastighets AB Balder, Class B (a)	10,813	50,352
Greentown Service Group Company Ltd.	20,000	13,274
Hang Lung Properties Ltd.	43,000	84,072
Hongkong Land Holdings Ltd.	23,300	107,180
Hulic Company Ltd.	7,600	59,904
LEG Immobilien SE	1,356	88,076
Mabanee Co. KPSC	7,055	19,573
NEPI Rockcastle N.V.	5,303	32,123
Sagax AB, Class B	3,983	90,406
SM Prime Holdings Inc.	128,600	82,048
Swire Properties Ltd.	20,200	51,348
Swiss Prime Site AG	1,584	137,222
Vonovia SE	14,564	342,266
Wharf Real Estate Investment Company Ltd.	34,000	198,208
		1,724,136
Real Estate Services - 0.0%*
China Overseas Property Holdings Ltd.	15,000	15,625
FirstService Corp.	800	97,899
KE Holdings Inc. ADR (a)	7,300	101,908
		215,432
Regional Banks - 0.1%
AU Small Finance Bank Ltd. (e)	1,512	11,961
Bandhan Bank Ltd. (a)(e)	7,685	21,755
Bank of Chengdu Company Ltd., Class A A Shares	400	885
Bank of Hangzhou Company Ltd., Class A A Shares	5,547	10,487
Bank of Jiangsu Company Ltd., Class A	7,000	7,375
Bank of Nanjing Company Ltd., Class A	5,600	8,434
Bank of Ningbo Company Ltd., Class A A Shares	4,756	22,306
Banque Cantonale Vaudoise	549	52,663
Concordia Financial Group Ltd.	20,000	83,368
First Bancorp	5,306	67,492
OFG Bancorp	1,320	36,379
Popular Inc.	652	43,241
Resona Holdings Inc.	44,200	242,263
Shizuoka Financial Group Inc.	9,000	71,962
The Chiba Bank Ltd.	9,700	70,722
		751,293

See Notes to Schedule of Investments and Notes to Financial Statements.
68	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2022
	Number of Shares	Fair Value
Reinsurance - 0.2%
Enstar Group Ltd. (a)	321	$ 74,164
Everest Re Group Ltd.	400	132,508
Greenlight Capital Re Ltd., Class A (a)	773	6,300
Hannover Rueck SE	1,232	243,905
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,833	919,149
RenaissanceRe Holdings Ltd.	500	92,115
SiriusPoint Ltd. (a)	2,645	15,606
Swiss Re AG	6,113	571,392
		2,055,139
Renewable Electricity - 0.1%
Adani Green Energy Ltd. (a)	3,339	77,968
China Longyuan Power Group Corporation Ltd., Class H H Shares	35,000	42,780
China Three Gorges Renewables Group Company Ltd., Class A A Shares	19,800	16,169
China Yangtze Power Company Ltd., Class A A Shares	14,300	43,403
Corp. ACCIONA Energias Renovables S.A.	1,200	46,284
EDP Renovaveis SA	5,947	130,620
Energy Absolute PCL NVDR	19,820	55,509
Engie Brasil Energia S.A.	3,233	23,215
Meridian Energy Ltd.	23,745	78,692
Northland Power Inc.	4,600	126,055
		640,695
Research & Consulting Services - 0.3%
Bureau Veritas S.A.	6,047	158,825
Clarivate PLC (a)	5,512	45,970
Experian PLC	18,639	630,699
Intertek Group PLC	3,148	152,757
Nihon M&A Center Holdings Inc.	6,300	77,780
RELX PLC	38,788	1,067,537
SGS S.A.	130	302,097
Teleperformance	1,205	286,400
Thomson Reuters Corp.	3,418	389,641
Wolters Kluwer N.V.	5,318	554,850
		3,666,556
Residential REITs - 0.0%*
Canadian Apartment Properties REIT	1,700	53,549
Restaurants - 0.1%
Compass Group PLC	35,720	823,904
	Number of Shares	Fair Value
Haidilao International Holding Ltd. (a)(e)	12,000	$ 34,440
Jiumaojiu International Holdings Ltd. (e)	10,000	26,714
Jollibee Foods Corp.	5,060	20,903
Jubilant Foodworks Ltd.	4,745	29,311
McDonald's Holdings Company Japan Ltd.	1,500	56,785
Restaurant Brands International Inc.	5,900	381,315
Sodexo SA	1,719	164,160
Super Hi International Holding Ltd. (a)	1,200	1,528
Yum China Holdings Inc.	4,600	251,390
		1,790,450
Retail REITs - 0.1%
CapitaLand Integrated Commercial Trust	102,859	156,451
Japan Metropolitan Fund Invest	136	107,918
Klepierre S.A.	4,111	94,462
Link REIT	43,074	316,227
Mapletree Pan Asia Commercial Trust	45,746	56,961
RioCan Real Estate Investment Trust	3,100	48,343
Scentre Group	106,230	207,475
Unibail-Rodamco-Westfield (a)	2,206	114,492
Vicinity Ltd.	75,786	102,789
		1,205,118
Security & Alarm Services - 0.0%*
S-1 Corp.	184	8,648
Secom Company Ltd.	4,300	245,821
Securitas AB, Class B	9,116	76,081
		330,550
Semiconductor Equipment - 0.5%
Advanced Micro-Fabrication Equipment Inc. China, Class A A Shares (a)	339	4,802
Advantest Corp.	3,900	250,650
ASM International N.V.	955	240,180
ASML Holding N.V.	8,195	4,406,290
Daqo New Energy Corp. ADR (a)	700	27,027
Disco Corp.	600	171,662
Flat Glass Group Company Ltd., Class H H Shares	4,000	9,676
Flat Glass Group Company Ltd., Class A	1,700	8,184
GCL Technology Holdings Ltd. (a)	200,000	50,737
Globalwafers Company Ltd.	2,000	27,818

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	69

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2022
	Number of Shares	Fair Value
Hangzhou First Applied Material Company Ltd., Class A	980	$ 9,411
Kulicke & Soffa Industries Inc.	1,633	72,277
Lasertec Corp.	1,500	247,205
NAURA Technology Group Company Ltd., Class A	300	9,769
Shenzhen SC New Energy Technology Corp., Class A	100	1,648
SUMCO Corp.	6,700	89,218
Tianjin Zhonghuan Semiconductor Company Ltd., Class A	1,800	9,798
Tokyo Electron Ltd.	3,000	884,005
Xinyi Solar Holdings Ltd.	49,985	55,333
Zhejiang Jingsheng Mechanical & Electrical Company Ltd., Class A	300	2,756
		6,578,446
Semiconductors - 0.5%
ASE Technology Holding Company Ltd.	35,000	106,928
eMemory Technology Inc.	1,000	43,435
GigaDevice Semiconductor Inc., Class A	560	8,294
Hangzhou Silan Microelectronics Company Ltd., Class A	1,100	5,213
Hua Hong Semiconductor Ltd. (a)(e)	8,000	27,931
Inari Amertron Bhd	40,000	23,700
Infineon Technologies AG	26,411	801,360
Ingenic Semiconductor Company Ltd., Class A	600	6,109
JA Solar Technology Company Ltd., Class A	1,120	9,727
JCET Group Company Ltd., Class A A Shares	2,000	6,663
LONGi Green Energy Technology Company Ltd., Class A	4,736	28,927
MediaTek Inc.	17,000	345,691
Montage Technology Company Ltd., Class A	361	3,266
Nanya Technology Corp.	15,000	24,987
Novatek Microelectronics Corp.	5,886	60,420
Powerchip Semiconductor Manufacturing Corp.	27,000	27,979
Realtek Semiconductor Corp.	5,040	46,078
Renesas Electronics Corp. (a)	24,000	215,272
Rohm Company Ltd.	1,800	130,009
SG Micro Corp., Class A	150	3,742
Shanghai Fudan Microelectronics Group Co. Ltd., Class H	3,000	11,339
	Number of Shares	Fair Value
Silergy Corp.	2,888	$ 41,015
SK Hynix Inc.	5,933	353,987
SK Square Company Ltd. (a)	1,068	28,429
StarPower Semiconductor Ltd., Class A A Shares	300	14,278
STMicroelectronics N.V.	13,856	487,924
Taiwan Semiconductor Manufacturing Company Ltd.	264,557	3,860,481
Tianshui Huatian Technology Company Ltd., Class A A Shares	700	839
Tower Semiconductor Ltd. (a)	2,139	93,013
Trina Solar Company Ltd., Class A A Shares	1,600	14,745
Unigroup Guoxin Microelectronics Company Ltd., Class A	419	7,983
United Microelectronics Corp.	130,000	172,146
Vanguard International Semiconductor Corp.	8,330	21,004
Will Semiconductor Company Ltd., Class A A Shares	540	6,017
Win Semiconductors Corp.	4,000	17,764
Winbond Electronics Corp.	28,000	17,856
		7,074,551
Silver - 0.0%*
Pan American Silver Corp.	4,400	71,766
Soft Drinks - 0.1%
Arca Continental SAB de CV	5,300	43,037
Carabao Group PCL NVDR	1,735	4,846
Coca-Cola European Partners PLC	4,200	232,344
Coca-Cola Femsa SAB de C.V.	7,000	47,358
Coca-Cola HBC AG	3,963	94,055
Fomento Economico Mexicano SAB de C.V.	21,300	165,735
Ito En Ltd.	1,100	39,933
Nongfu Spring Company Ltd., Class H H Shares (e)	18,200	102,835
Suntory Beverage & Food Ltd.	2,600	88,673
Varun Beverages Ltd.	2,000	31,973
		850,789
Specialized Consumer Services - 0.0%*
OneSpaWorld Holdings Ltd. (a)	1,850	17,261
Specialized Finance - 0.0%*
Banco Latinoamericano de Comercio Exterior SA	904	14,645
Chailease Holding Company Ltd.	14,805	104,527

See Notes to Schedule of Investments and Notes to Financial Statements.
70	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2022
	Number of Shares	Fair Value
Element Fleet Management Corp.	8,200	$ 111,657
Far East Horizon Ltd.	23,000	17,976
Mitsubishi HC Capital Inc.	11,400	56,073
		304,878
Specialty Chemicals - 0.4%
Akzo Nobel N.V.	3,706	247,439
Arkema S.A.	1,165	104,292
Asian Paints Ltd.	4,091	152,697
Chr Hansen Holding A/S	2,176	156,052
Clariant AG	3,966	62,799
Covestro AG (e)	3,978	155,174
Croda International PLC	2,852	226,561
Dongyue Group Ltd.	17,000	18,710
EMS-Chemie Holding AG	138	93,372
Evonik Industries AG	3,876	74,191
Givaudan S.A.	187	572,602
Hoshine Silicon Industry Company Ltd., Class A	200	2,397
Johnson Matthey PLC	3,403	87,068
JSR Corp.	3,161	62,001
Koninklijke DSM N.V.	3,547	432,686
Nippon Paint Holdings Company Ltd.	16,200	127,567
Nitto Denko Corp.	2,900	168,138
Novozymes A/S, Class B B Shares	4,174	210,801
Perimeter Solutions S.A. (a)	3,447	31,506
Shanghai Putailai New Energy Technology Company Ltd., Class A	1,240	9,300
Shenzhen Capchem Technology Company Ltd., Class A	180	1,131
Shin-Etsu Chemical Company Ltd.	7,600	934,556
Sika AG	2,956	708,328
SK IE Technology Company Ltd. (a)(e)	261	11,030
Symrise AG	2,704	293,346
Umicore S.A.	4,310	157,867
Wanhua Chemical Group Company Ltd., Class A	2,000	26,782
Zhejiang Yongtai Technology Company Ltd., Class A	600	1,893
		5,130,286
Specialty Stores - 0.0%*
China Tourism Group Duty Free Corp. Ltd., Class H (a)(e)	700	20,628
China Tourism Group Duty Free Corporation Ltd., Class A	1,200	37,468
Chow Tai Fook Jewellery Group Ltd.	20,000	40,795
	Number of Shares	Fair Value
Hotel Shilla Company Ltd.	370	$ 24,437
Jarir Marketing Co.	639	25,502
JD Sports Fashion PLC	54,071	82,050
JUMBO S.A.	974	16,611
Pop Mart International Group Ltd. (e)	7,200	18,284
		265,775
Steel - 0.2%
ArcelorMittal S.A.	10,734	281,528
Baoshan Iron & Steel Company Ltd., Class A	10,700	8,645
BlueScope Steel Ltd.	9,384	107,166
China Steel Corp.	122,000	118,287
Cia Siderurgica Nacional S.A.	6,300	17,172
Eregli Demir ve Celik Fabrikalari TAS	12,313	27,139
Fortescue Metals Group Ltd.	34,346	477,714
Hyundai Steel Co.	790	19,255
Inner Mongolia BaoTou Steel Union Company Ltd., Class A	42,400	11,766
JFE Holdings Inc.	9,500	110,592
Jindal Steel & Power Ltd.	4,252	29,841
JSW Steel Ltd.	7,366	68,385
Kumba Iron Ore Ltd.	476	13,772
Nippon Steel Corp.	16,500	286,619
Novolipetsk Steel PJSC GDR (b)**	2,290	—
Novolipetsk Steel PJSC (b)**	4,980	—
POSCO Holdings Inc.	854	186,899
Severstal PAO GDR (a)(b)**	3,070	—
Severstal PAO (b)**	695	—
Shanxi Meijin Energy Company Ltd., Class A	3,500	4,563
Shanxi Taigang Stainless Steel Company Ltd., Class A	6,700	4,183
Tata Steel Ltd.	74,240	101,089
Vale S.A.	40,340	683,442
voestalpine AG	2,281	60,324
YongXing Special Materials Technology Company Ltd., Class A	200	2,664
		2,621,045
Systems Software - 0.0%*
360 Security Technology Inc., Class A	4,700	4,443
Check Point Software Technologies Ltd. (a)	2,003	252,698
CyberArk Software Ltd. (a)	800	103,720
Oracle Corp. Japan	737	47,590
Sangfor Technologies Inc., Class A	300	4,880
Tata Elxsi Ltd.	366	27,809

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	71

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2022
	Number of Shares	Fair Value
Totvs S.A.	4,738	$ 24,704
Trend Micro Inc.	2,800	130,297
		596,141
Technology Distributors - 0.0%*
Synnex Technology International Corp.	18,178	35,013
Unisplendour Corporation Ltd., Class A	3,100	8,742
WPG Holdings Ltd.	20,938	32,767
		76,522
Technology Hardware, Storage & Peripherals - 0.3%
Acer Inc.	26,000	19,922
Advantech Company Ltd.	4,000	43,077
Asustek Computer Inc.	7,053	61,614
Brother Industries Ltd.	4,600	69,970
Canon Inc.	20,300	439,324
Catcher Technology Company Ltd.	7,000	38,490
Compal Electronics Inc.	55,225	41,416
FUJIFILM Holdings Corp.	7,315	367,288
Inventec Corp.	34,249	29,251
Lenovo Group Ltd.	74,000	60,774
Lite-On Technology Corp.	19,693	40,878
Logitech International S.A.	3,542	218,446
Micro-Star International Company Ltd.	6,000	23,328
Ninestar Corp., Class A	1,200	9,000
Pegatron Corp.	23,251	48,037
Quanta Computer Inc.	30,507	71,763
Ricoh Company Ltd.	11,300	86,241
Samsung Electronics Company Ltd.	51,226	2,248,475
Seiko Epson Corp.	5,900	86,122
Shenzhen Transsion Holdings Company Ltd., Class A	350	4,023
Wiwynn Corp.	1,000	25,931
Xiaomi Corp., Class B (a)(e)	172,200	241,368
		4,274,738
Textiles - 0.0%*
Eclat Textile Company Ltd.	2,000	32,243
Tires & Rubber - 0.1%
Balkrishna Industries Ltd.	1,031	26,560
Bridgestone Corp.	11,596	412,269
Cheng Shin Rubber Industry Company Ltd.	20,000	22,059
Cie Generale des Etablissements Michelin SCA	13,785	382,292
Hankook Tire & Technology Company Ltd.	729	18,002
MRF Ltd.	20	21,404
	Number of Shares	Fair Value
Sailun Group Company Ltd., Class A A Shares	2,300	$ 3,331
Shandong Linglong Tyre Company Ltd., Class A	1,500	4,440
		890,357
Tobacco - 0.2%
British American Tobacco PLC	43,139	1,702,834
Imperial Brands PLC	18,317	456,314
ITC Ltd.	30,240	121,190
Japan Tobacco Inc.	24,300	490,070
KT&G Corp.	1,149	83,047
Smoore International Holdings Ltd. (e)	19,000	29,504
		2,882,959
Trading Companies & Distributors - 0.4%
Adani Enterprises Ltd.	3,289	153,392
AerCap Holdings N.V. (a)	2,600	151,632
Ashtead Group PLC	8,933	507,188
BOC Aviation Ltd. (e)	2,700	22,538
Brenntag SE	3,164	201,661
Bunzl PLC	6,890	228,665
IMCD N.V.	1,170	166,262
ITOCHU Corp.	24,005	754,289
Marubeni Corp.	31,400	360,537
Mitsubishi Corp.	25,500	827,743
Mitsui & Company Ltd.	29,000	846,845
MonotaRO Company Ltd.	5,200	73,185
Reece Ltd.	4,157	39,890
Sichuan New Energy Power Company Ltd. (a)	800	2,063
Sumitomo Corp.	22,900	381,132
Toromont Industries Ltd.	1,600	115,381
Toyota Tsusho Corp.	4,400	162,901
Triton International Ltd.	1,673	115,069
		5,110,373
Trucking - 0.0%*
Grab Holdings Ltd., Class A (a)	25,600	82,432
Localiza Rent a Car S.A.	7,918	78,624
TFI International Inc.	1,600	160,136
		321,192
Water Utilities - 0.0%*
Beijing Enterprises Water Group Ltd.	50,000	12,812
Cia de Saneamento Basico do Estado de Sao Paulo	4,200	45,217
Guangdong Investment Ltd.	32,000	32,759
Severn Trent PLC	5,164	164,674

See Notes to Schedule of Investments and Notes to Financial Statements.
72	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2022
	Number of Shares	Fair Value
United Utilities Group PLC	13,994	$ 166,886
		422,348
Wireless Telecommunication Services - 0.4%
Advanced Info Service PCL NVDR	12,507	70,416
America Movil SAB de C.V. Series L	295,800	268,367
Axiata Group Bhd	32,600	22,868
Bharti Airtel Ltd.	24,206	235,857
China United Network Communications Ltd., Class A	14,400	9,324
DiGi.Com Bhd	38,500	34,960
Etihad Etisalat Co.	4,492	41,523
Far EasTone Telecommunications Company Ltd.	21,000	45,026
Globe Telecom Inc.	414	16,241
Intouch Holdings PCL NVDR	5,600	12,490
Intouch Holdings PCL	6,200	13,828
KDDI Corp.	32,608	984,085
Maxis Bhd	27,100	23,624
Mobile Telecommunications Co. KSCP	30,576	56,308
Mobile Telecommunications Co. Saudi Arabia (a)	8,715	23,276
Mobile TeleSystems PJSC ADR (a)(b)**	6,600	—
Mobile TeleSystems PJSC (b)**	3,970	—
MTN Group Ltd.	17,502	130,944
PLDT Inc.	960	22,649
Rogers Communications Inc., Class B	7,200	336,739
Softbank Corp.	58,200	656,346
SoftBank Group Corp.	24,400	1,043,720
Taiwan Mobile Company Ltd.	21,946	67,618
Tele2 AB, Class B B Shares	10,560	86,248
TELUS Corp. (a)	100	1,928
TIM S.A.	10,600	24,821
Turkcell Iletisim Hizmetleri A/S	8,295	16,785
Vodacom Group Ltd.	7,755	55,924
Vodafone Group PLC	535,127	542,257
		4,844,172
Total Common Stock (Cost $423,854,033)		396,729,879
Preferred Stock - 0.2%
Automobile Manufacturers - 0.1%
Bayerische Motoren Werke AG 7.32%	1,172	99,503
Hyundai Motor Co. 1.35%	417	24,406
Hyundai Motor Co. 6.82%	29	1,698
	Number of Shares	Fair Value
Porsche Automobil Holding SE 5.00%	3,139	$ 171,659
Volkswagen AG 22.88%	3,761	467,301
		764,567
Commodity Chemicals - 0.0%*
Braskem S.A. 7.14%	1,800	8,169
LG Chem Ltd. 4.34%	89	19,636
		27,805
Diversified Banks - 0.1%
Banco Bradesco S.A. 4.05%	58,321	166,360
Bancolombia S.A. 9.30%	4,359	30,069
Itau Unibanco Holding S.A. 4.07%	52,100	246,753
Itausa S.A. 6.84%	54,538	87,693
		530,875
Diversified Capital Markets - 0.0%*
Banco BTG Pactual S.A. 2.74%	4	4
Electric Utilities - 0.0%*
Centrais Eletricas Brasileiras SA 3.73%	3,800	31,106
Cia Energetica de Minas Gerais 12.22%	14,729	30,472
		61,578
Fertilizers & Agricultural Chemicals - 0.0%*
Sociedad Quimica y Minera de Chile SA 9.89%	1,519	122,312
Household Products - 0.0%*
Henkel AG & Company KGaA 2.84%	3,635	252,242
Integrated Oil & Gas - 0.0%*
Petroleo Brasileiro S.A. 42.90%	52,000	241,263
Surgutneftegas PJSC 18.10% (b)**	115,200	—
		241,263
Life Sciences Tools & Services - 0.0%*
Sartorius AG 0.34%	499	196,727
Steel - 0.0%*
Gerdau S.A. 17.19%	13,200	72,557
Technology Hardware, Storage & Peripherals - 0.0%*
Samsung Electronics Company Ltd. 2.14%	8,820	353,447
Total Preferred Stock (Cost $3,167,513)		2,623,377

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	73

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2022
	Number of Shares	Fair Value
Rights - 0.0% *
Commodity Chemicals - 0.0%*
Lotte Chemical Corp. (a)	43	$ 1,207
Diversified Chemicals - 0.0%*
Hanwha Solutions Corp. (a)	11	8
Trucking - 0.0%*
Localiza Rent a Car S.A. (a)	34	69
Total Rights (Cost $0)		1,284
Warrants - 0.0% *
Railroads - 0.0%
BTS Group Holdings PCL (expiring 20/11/26) (a)	19,520	169
BTS Group Holdings PCL(expiring 07/11/24) (a)	9,760	79
Total Warrants (Cost $0)		248
Total Foreign Equity (Cost $427,021,546)		399,354,788
	Principal Amount
Bonds and Notes - 21.9%
U.S. Treasuries - 11.9%
U.S. Treasury Bonds
1.13% 08/15/40	$ 225,000	140,133
1.25% 08/15/31 - 05/15/50	1,300,000	1,001,250
1.38% 12/31/28	250,000	215,508
1.63% 11/15/50	200,000	119,719
1.88% 02/15/32 - 11/15/51	1,275,000	960,531
2.00% 11/15/41 - 08/15/51	1,600,000	1,084,773
2.25% 08/15/46 - 08/15/49	950,000	672,851
2.38% 03/31/29 - 05/15/51	1,690,000	1,367,204
2.50% 02/15/45 - 05/15/46	485,000	365,319
2.63% 07/31/29	550,000	506,602
2.75% 11/15/42 - 11/15/47	1,025,000	813,363
2.88% 05/15/43 - 05/15/52	2,235,000	1,815,656
3.00% 11/15/44 - 08/15/52	3,100,000	2,562,875
3.13% 02/15/43 - 05/15/48	800,000	678,250
3.38% 08/15/42 - 11/15/48	2,675,000	2,378,691
3.63% 02/15/44	140,000	128,691
4.00% 11/15/42 - 11/15/52	3,625,000	3,577,559
4.25% 05/15/39 - 11/15/40	200,000	205,344
4.38% 02/15/38 - 05/15/40	200,000	209,047
4.50% 02/15/36	100,000	106,750
4.63% 02/15/40	100,000	107,563
5.25% 02/15/29	200,000	212,141
5.50% 08/15/28	200,000	213,766
6.00% 02/15/26	427,000	448,050
6.13% 08/15/29	200,000	223,469
6.38% 08/15/27	200,000	218,609
	Principal Amount	Fair Value
7.63% 02/15/25	$ 200,000	$ 212,422
U.S. Treasury Inflation Indexed Bonds
0.13% 04/15/27 - 02/15/52	6,583,497	5,462,934
0.25% 02/15/50	811,300	548,167
0.63% 07/15/32 - 02/15/43	3,533,418	3,142,859
0.75% 02/15/42 - 02/15/45	2,284,778	1,881,172
0.88% 02/15/47	839,385	688,649
1.00% 02/15/46 - 02/15/49	1,987,409	1,675,750
1.38% 02/15/44	1,099,528	1,019,367
1.63% 10/15/27	1,860,938	1,858,658
1.75% 01/15/28	853,398	853,584
2.00% 01/15/26	750,650	750,164
2.13% 02/15/40 - 02/15/41	1,299,363	1,375,057
2.38% 01/15/25 - 01/15/27	2,501,691	2,523,585
2.50% 01/15/29	1,040,895	1,085,048
3.38% 04/15/32	419,680	479,786
3.63% 04/15/28	976,419	1,065,327
3.88% 04/15/29	1,178,164	1,324,008
U.S. Treasury Inflation Indexed Notes
0.13% 07/15/24 - 07/15/31	22,121,828	20,522,367
0.25% 01/15/25 - 07/15/29	4,039,795	3,801,148
0.38% 07/15/25 - 07/15/27	6,224,424	5,912,394
0.50% 04/15/24 - 01/15/28	3,471,352	3,311,708
0.63% 01/15/24 - 01/15/26	4,370,138	4,242,497
0.75% 07/15/28	1,762,799	1,679,344
0.88% 01/15/29	1,593,108	1,517,570
U.S. Treasury Notes
0.25% 03/15/24 - 10/31/25	3,800,000	3,483,804
0.38% 08/15/24 - 09/30/27	2,900,000	2,574,781
0.50% 03/31/25 - 02/28/26	1,000,000	904,922
0.63% 11/30/27 - 08/15/30	2,350,000	1,923,704
0.75% 03/31/26	500,000	448,281
0.88% 11/15/30	1,450,000	1,159,094
1.13% 01/15/25 - 02/15/31	3,975,000	3,516,617
1.25% 04/30/28 - 06/30/28	1,700,000	1,471,321
1.38% 01/31/25 - 08/31/26	600,000	560,500
1.50% 09/30/24 - 02/15/30	2,900,000	2,607,106
1.63% 02/15/26 - 08/15/29	300,000	270,446
1.75% 06/30/24 - 11/15/29	1,750,000	1,610,285
1.88% 06/30/26 - 02/28/29	600,000	547,593
2.00% 02/15/25 - 11/15/26	1,494,000	1,413,307
2.13% 09/30/24 - 05/31/26	800,000	760,402
2.25% 10/31/24 - 02/15/52	4,680,000	4,083,537
2.38% 08/15/24 - 05/15/29	1,250,000	1,162,383
2.50% 01/31/24 - 03/31/27	6,000,000	5,791,516
2.63% 04/15/25 - 02/15/29	1,800,000	1,711,328
2.75% 02/28/25 - 08/15/32	3,425,000	3,171,558
2.88% 11/30/25 - 05/15/32	3,180,000	3,002,944
3.00% 06/30/24 - 09/30/25	1,700,000	1,655,484
3.13% 08/15/25 - 08/31/29	2,400,000	2,294,851
3.25% 08/31/24 - 06/30/29	1,150,000	1,115,633
3.88% 11/30/27 - 11/30/29	7,500,000	7,451,838

See Notes to Schedule of Investments and Notes to Financial Statements.
74	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2022
	Principal Amount	Fair Value
4.00% 12/15/25 - 10/31/29	$ 2,000,000	$ 1,995,898
4.13% 10/31/27 - 11/15/32	3,800,000	3,849,187
4.25% 09/30/24 - 10/15/25	2,300,000	2,296,506
4.25% 12/31/24 (f)	1,150,000	1,146,207
4.38% 10/31/24	2,500,000	2,492,773
4.50% 11/30/24 - 11/15/25	5,500,000	5,519,179
		159,260,264
Agency Mortgage Backed - 4.9%
Federal Farm Credit Banks Funding Corp.
0.25% 02/26/24	360,000	341,780
3.38% 08/26/24	250,000	244,857
Federal Home Loan Banks
0.50% 04/14/25	400,000	366,752
1.88% 09/11/26	500,000	459,085
3.25% 11/16/28	125,000	120,037
Federal Home Loan Mortgage Corp.
1.50% 04/01/37 - 11/01/51	929,852	739,117
2.00% 01/01/36 - 03/01/52	4,815,896	3,989,477
2.50% 01/01/28 - 05/01/52	4,237,680	3,626,302
3.00% 07/01/30 - 06/01/51	1,989,871	1,809,204
3.50% 03/01/26 - 09/01/52	2,312,881	2,124,499
4.00% 06/01/42 - 08/01/48	414,065	397,737
4.50% 05/01/42 - 11/01/48	78,306	77,024
5.00% 10/01/52	73,709	73,284
5.50% 01/01/38 - 04/01/39	144,873	149,288
6.00% 06/01/37 - 11/01/37	134,508	141,131
6.25% 07/15/32	250,000	291,525
Federal National Mortgage Assoc.
1.50% 04/01/36 - 03/01/51	2,210,351	1,825,181
1.75% 07/02/24	225,000	215,386
2.00% 11/01/35 - 03/01/52	9,733,395	8,084,962
2.13% 04/24/26	200,000	187,202
2.50% 09/01/28 - 03/01/52	5,978,238	5,160,629
3.00% 04/01/30 - 05/01/52	4,402,603	3,963,794
3.50% 01/01/27 - 06/01/52	1,702,486	1,572,951
4.00% 10/01/41 - 08/01/52	1,431,899	1,369,514
4.50% 01/01/27 - 09/01/49	415,654	409,444
5.00% 12/01/39 - 05/01/41	84,477	85,409
5.50% 12/01/35 - 04/01/38	492,703	503,939
6.00% 03/01/34 - 08/01/37	640,573	670,615
Federal National Mortgage Assoc. TBA
1.50% 01/17/38 (f)	225,000	195,001
2.00% 01/17/38 (f)	625,000	556,039
2.50% 01/18/37 - 01/01/53 (f)	3,125,000	2,677,982
3.00% 01/01/38 - 01/01/53 (f)	1,300,000	1,157,809
3.50% 01/01/38 - 01/01/53 (f)	1,425,000	1,302,205
	Principal Amount	Fair Value
4.00% 01/17/38 - 01/01/53 (f)	$ 1,750,000	$ 1,646,979
4.50% 01/01/53 (f)	2,375,000	2,286,066
5.00% 01/01/53 (f)	1,850,000	1,822,404
Federal National Mortgage Association
4.00% 10/01/52	691,679	648,340
Government National Mortgage Assoc.
2.00% 10/20/50 - 04/20/52	2,744,783	2,302,757
2.50% 06/20/50 - 01/20/52	3,194,589	2,774,774
3.00% 10/15/42 - 09/20/51	2,622,902	2,357,938
3.50% 11/20/43 - 08/20/49	1,299,433	1,218,708
4.00% 12/20/40 - 10/20/52	861,973	830,623
4.50% 05/20/40 - 12/20/52	525,494	514,500
5.00% 08/15/41	483,073	493,832
Government National Mortgage Assoc. TBA
2.50% 01/23/53 (f)	200,000	172,750
3.00% 01/01/53 (f)	200,000	177,722
3.50% 01/01/53 (f)	1,250,000	1,146,276
4.00% 01/01/53 (f)	1,200,000	1,134,302
4.50% 01/01/53 (f)	400,000	387,616
5.50% 01/23/53 (f)	100,000	100,461
Tennessee Valley Authority
3.50% 12/15/42	100,000	82,840
		64,988,049
Agency Collateralized Mortgage Obligations - 0.1%
Federal Home Loan Mortgage Corp.
1.48% 04/25/30	69,643	56,717
1.56% 04/25/30	40,000	32,730
1.87% 01/25/30	58,333	49,112
3.39% 03/25/24	200,000	196,669
3.78% 08/25/28	174,630	170,094
3.90% 04/25/28	100,000	97,526
3.90% 08/25/28 (g)	235,000	228,306
3.95% 11/25/30 (g)	380,000	365,638
Federal National Mortgage Assoc.
1.27% 07/25/30	80,000	63,354
1.46% 03/25/31 (g)	145,000	114,224
1.67% 10/25/31 (g)	100,000	78,997
2.70% 02/25/26	162,040	153,463
3.06% 06/25/27 (g)	180,413	170,824
		1,777,654
Asset Backed - 0.1%
American Express Credit Account Master Trust
0.90% 11/15/26	184,000	170,802
BA Credit Card Trust
0.44% 09/15/26	9,000	8,471

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	75

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2022
	Principal Amount	Fair Value
Capital One Multi-Asset Execution Trust
3.49% 05/15/27	$ 100,000	$ 97,054
Carvana Auto Receivables Trust 2021-P4
1.64% 12/10/27	150,000	132,812
Discover Card Execution Note Trust
1.03% 09/15/28	81,000	71,630
Exeter Automobile Receivables Trust 2022-3
4.21% 01/15/26	200,000	198,206
Hyundai Auto Receivables Trust 2021-C
0.74% 05/15/26	100,000	94,657
		773,632
Corporate Notes - 4.4%
3M Co.
3.38% 03/01/29	25,000	22,998
Abbott Laboratories
4.90% 11/30/46	100,000	97,846
AbbVie Inc.
2.95% 11/21/26	25,000	23,296
3.20% 05/14/26	50,000	47,325
3.80% 03/15/25	75,000	73,111
4.25% 11/14/28 - 11/21/49	60,000	52,330
4.30% 05/14/36	50,000	45,199
4.85% 06/15/44	50,000	45,794
4.88% 11/14/48	25,000	23,021
Activision Blizzard Inc.
2.50% 09/15/50	50,000	30,864
Adobe Inc.
3.25% 02/01/25	70,000	68,019
Advocate Health & Hospitals Corp.
3.39% 10/15/49	25,000	17,924
AEP Texas Inc.
3.45% 05/15/51	35,000	24,759
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.45% 04/03/26	250,000	239,680
Aflac Inc.
2.88% 10/15/26	100,000	92,984
Agilent Technologies Inc.
2.75% 09/15/29	25,000	21,529
Agree LP
4.80% 10/01/32	15,000	13,794
Air Lease Corp.
3.25% 10/01/29	100,000	85,116
4.25% 02/01/24	100,000	98,267
Air Products & Chemicals Inc.
2.05% 05/15/30	10,000	8,373
2.70% 05/15/40	25,000	18,718
	Principal Amount	Fair Value
Aircastle Ltd.
4.13% 05/01/24	$ 20,000	$ 19,331
Alabama Power Co.
3.45% 10/01/49	50,000	36,118
Albemarle Corp.
5.05% 06/01/32	25,000	23,561
Alexandria Real Estate Equities Inc.
3.55% 03/15/52	50,000	35,861
4.85% 04/15/49	50,000	42,382
Alibaba Group Holding Ltd.
4.00% 12/06/37	100,000	81,462
Allegion PLC
3.50% 10/01/29	15,000	12,929
Allina Health System
2.90% 11/15/51	10,000	6,499
Ally Financial Inc.
8.00% 11/01/31	50,000	51,575
Alphabet Inc.
0.80% 08/15/27	50,000	42,900
2.05% 08/15/50	50,000	29,666
2.25% 08/15/60	25,000	14,209
Altria Group Inc.
5.80% 02/14/39	65,000	59,613
Amazon.com Inc.
1.65% 05/12/28	50,000	43,028
2.10% 05/12/31	50,000	40,922
2.50% 06/03/50	75,000	47,588
3.00% 04/13/25	75,000	72,451
3.15% 08/22/27	50,000	47,075
3.30% 04/13/27	25,000	23,744
3.60% 04/13/32	25,000	22,932
3.95% 04/13/52	25,000	20,944
4.10% 04/13/62	25,000	20,664
4.25% 08/22/57	50,000	43,365
4.55% 12/01/27	250,000	249,275
Amcor Flexibles North America Inc.
4.00% 05/17/25	15,000	14,595
Ameren Illinois Co.
3.85% 09/01/32	50,000	46,543
America Movil SAB de C.V.
6.13% 03/30/40	100,000	103,350
American Airlines 2019-1 Class AA Pass Through Trust
3.15% 08/15/33	43,221	36,077
American Express Co.
3.00% 10/30/24	100,000	96,802
3.38% 05/03/24	25,000	24,503
3.63% 12/05/24	50,000	48,713
American Express Co. (4.42% fixed rate until 08/03/32; 1.76% + SOFR thereafter)
4.42% 08/03/33 (g)	50,000	47,392

See Notes to Schedule of Investments and Notes to Financial Statements.
76	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2022
	Principal Amount	Fair Value
American Homes 4 Rent LP
3.63% 04/15/32	$ 20,000	$ 16,755
American Honda Finance Corp.
0.75% 08/09/24	50,000	46,769
American International Group Inc.
2.50% 06/30/25	17,000	16,016
4.20% 04/01/28	75,000	71,181
American Tower Corp.
2.40% 03/15/25	75,000	70,556
3.13% 01/15/27	150,000	137,658
4.05% 03/15/32	10,000	8,943
American Water Capital Corp.
3.45% 06/01/29	50,000	45,613
4.00% 12/01/46	100,000	78,045
Ameriprise Financial Inc.
4.50% 05/13/32	10,000	9,663
AmerisourceBergen Corp.
3.45% 12/15/27	50,000	46,711
Amgen Inc.
3.20% 11/02/27	100,000	92,739
3.35% 02/22/32	30,000	26,178
4.20% 03/01/33	25,000	23,199
4.40% 02/22/62	75,000	60,166
4.56% 06/15/48	50,000	43,027
5.65% 06/15/42	100,000	98,949
Amphenol Corp.
4.35% 06/01/29	25,000	23,837
Analog Devices Inc.
3.50% 12/05/26	75,000	71,553
Anheuser-Busch InBev Worldwide Inc.
4.00% 04/13/28	55,000	52,496
5.55% 01/23/49	265,000	264,110
8.00% 11/15/39	150,000	183,099
Aon Corp./Aon Global Holdings PLC
2.05% 08/23/31	50,000	39,692
2.60% 12/02/31	35,000	28,532
5.00% 09/12/32	50,000	49,459
Appalachian Power Co.
4.45% 06/01/45	100,000	82,241
4.50% 08/01/32	45,000	42,114
Apple Inc.
0.55% 08/20/25	50,000	45,082
1.13% 05/11/25	50,000	46,074
1.20% 02/08/28	75,000	63,676
1.70% 08/05/31	50,000	39,987
2.80% 02/08/61	50,000	32,083
3.25% 02/23/26	100,000	96,106
3.45% 02/09/45	50,000	40,240
3.95% 08/08/52	215,000	183,595
4.10% 08/08/62	25,000	21,107
4.38% 05/13/45	65,000	60,049
	Principal Amount	Fair Value
4.65% 02/23/46	$ 85,000	$ 80,823
Applied Materials Inc.
1.75% 06/01/30	75,000	61,146
Aptiv PLC/Aptiv Corp.
2.40% 02/18/25	20,000	18,862
4.15% 05/01/52	15,000	10,864
Arch Capital Finance LLC
5.03% 12/15/46	50,000	43,048
Archer-Daniels-Midland Co.
4.02% 04/16/43	50,000	42,208
Ares Capital Corp.
4.20% 06/10/24	100,000	96,551
Arizona Public Service Co.
4.25% 03/01/49	25,000	19,073
Arrow Electronics Inc.
4.00% 04/01/25	40,000	38,576
Ascension Health
3.95% 11/15/46	50,000	41,595
Asian Development Bank
0.38% 09/03/25	150,000	134,973
1.00% 04/14/26	50,000	44,933
1.63% 03/15/24	75,000	72,253
1.88% 01/24/30	75,000	64,596
3.13% 09/26/28	25,000	23,674
6.22% 08/15/27	200,000	214,070
Assurant Inc.
4.90% 03/27/28	50,000	47,967
AstraZeneca PLC
3.38% 11/16/25	100,000	96,650
4.00% 01/17/29	20,000	19,225
6.45% 09/15/37	50,000	56,433
AT&T Inc.
0.90% 03/25/24	50,000	47,513
2.25% 02/01/32	25,000	19,602
2.30% 06/01/27	250,000	222,782
3.50% 06/01/41	50,000	37,316
3.65% 09/15/59	200,000	135,394
4.35% 06/15/45	200,000	161,568
4.75% 05/15/46	50,000	42,668
Athene Holding Ltd.
3.50% 01/15/31	10,000	8,237
Atmos Energy Corp.
4.30% 10/01/48	50,000	42,341
5.45% 10/15/32	15,000	15,558
Australia & New Zealand Banking Group Ltd.
3.70% 11/16/25	50,000	48,596
Automatic Data Processing Inc.
1.70% 05/15/28	20,000	17,364
AutoNation Inc.
2.40% 08/01/31	50,000	35,920
AutoZone Inc.
3.75% 04/18/29	50,000	46,304

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	77

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2022
	Principal Amount	Fair Value
AvalonBay Communities Inc.
2.05% 01/15/32	$ 35,000	$ 27,521
3.90% 10/15/46	50,000	38,502
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc.
4.08% 12/15/47	75,000	58,859
Baltimore Gas & Electric Co.
4.55% 06/01/52	5,000	4,472
Banco Santander S.A. (4.18% fixed rate until 03/24/27; 2.00% + 1 year CMT Rate thereafter)
4.18% 03/24/28 (g)	100,000	92,679
Bank of America Corp.
4.18% 11/25/27	50,000	47,489
5.00% 01/21/44	50,000	45,921
6.11% 01/29/37	100,000	101,807
Bank of America Corp. (2.57% fixed rate until 10/20/31; 1.21% + SOFR thereafter)
2.57% 10/20/32 (g)	25,000	19,612
Bank of America Corp. (2.88% fixed rate until 10/22/29; 1.19% + 3 month USD LIBOR thereafter)
2.88% 10/22/30 (g)	100,000	84,001
Bank of America Corp. (3.09% fixed rate until 10/01/24; 1.09% + 3 month USD LIBOR thereafter)
3.09% 10/01/25 (g)	200,000	191,612
Bank of America Corp. (3.19% fixed rate until 07/23/29; 1.18% + 3 month USD LIBOR thereafter)
3.19% 07/23/30 (g)	50,000	43,032
Bank of America Corp. (3.42% fixed rate until 12/20/27; 1.04% + 3 month USD LIBOR thereafter)
3.42% 12/20/28 (g)	107,000	97,052
Bank of America Corp. (3.97% fixed rate until 03/05/28; 1.07% + 3 month USD LIBOR thereafter)
3.97% 03/05/29 (g)	100,000	92,308
Bank of America Corp. (4.08% fixed rate until 03/20/50; 3.15% + 3 month USD LIBOR thereafter)
4.08% 03/20/51 (g)	150,000	118,471
Bank of America Corp. (4.24% fixed rate until 04/24/37; 1.81% + 3 month USD LIBOR thereafter)
4.24% 04/24/38 (g)	50,000	42,768
	Principal Amount	Fair Value
Bank of America Corp. (4.38% fixed rate until 04/27/27; 1.58% + SOFR thereafter)
4.38% 04/27/28 (g)	$ 50,000	$ 47,804
Bank of America Corp. (4.83% fixed rate until 07/22/25; 1.75% + SOFR thereafter)
4.83% 07/22/26 (g)	250,000	247,197
Bank of America Corp. (5.02% fixed rate until 07/22/32; 2.16% + SOFR thereafter)
5.02% 07/22/33 (g)	275,000	260,914
Bank of America Corp. (6.20% fixed rate until 11/10/27; 1.99% + SOFR thereafter)
6.20% 11/10/28 (g)	200,000	205,886
Bank of Montreal
1.50% 01/10/25	225,000	209,945
4.70% 09/14/27	25,000	24,748
Bank of New York Mellon Corp. (3.44% fixed rate until 02/07/27; 1.07% + 3 month USD LIBOR thereafter)
3.44% 02/07/28 (g)	175,000	164,227
Bank of Nova Scotia
2.95% 03/11/27	50,000	46,068
4.50% 12/16/25	75,000	73,580
Banner Health
2.34% 01/01/30	75,000	62,472
Barclays PLC (3.56% fixed rate until 09/23/30; 2.90% + 5 year CMT Rate thereafter)
3.56% 09/23/35 (g)	100,000	76,641
Barclays PLC (4.97% fixed rate until 05/16/28; 1.90% + 3 month USD LIBOR thereafter)
4.97% 05/16/29 (g)	100,000	94,204
Barclays PLC (5.09% fixed rate until 06/20/29; 3.05% + 3 month USD LIBOR thereafter)
5.09% 06/20/30 (g)	100,000	92,210
BAT Capital Corp.
3.56% 08/15/27	100,000	91,059
3.98% 09/25/50	25,000	16,440
4.39% 08/15/37	50,000	38,883
Baxalta Inc.
5.25% 06/23/45	75,000	70,996
Becton Dickinson & Co.
3.70% 06/06/27	66,000	62,433
4.30% 08/22/32	10,000	9,369
Berkshire Hathaway Finance Corp.
2.88% 03/15/32	25,000	21,687
BHP Billiton Finance USA Ltd.
6.42% 03/01/26	150,000	156,751

See Notes to Schedule of Investments and Notes to Financial Statements.
78	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2022
	Principal Amount	Fair Value
Biogen Inc.
4.05% 09/15/25	$ 100,000	$ 97,101
Black Hills Corp.
4.35% 05/01/33	30,000	26,474
BlackRock Inc.
2.40% 04/30/30	20,000	17,075
3.25% 04/30/29	60,000	55,434
Blackstone Private Credit Fund
2.63% 12/15/26	150,000	124,227
Boardwalk Pipelines LP
3.60% 09/01/32	25,000	20,736
Booking Holdings Inc.
3.60% 06/01/26	75,000	71,861
Boston Properties LP
2.55% 04/01/32	75,000	57,152
3.40% 06/21/29	50,000	43,068
Boston Scientific Corp.
4.55% 03/01/39	50,000	44,863
BP Capital Markets America Inc.
2.72% 01/12/32	35,000	29,299
2.77% 11/10/50	25,000	15,973
3.94% 09/21/28	25,000	23,888
4.23% 11/06/28	50,000	48,414
BPCE S.A.
4.00% 04/15/24	50,000	49,148
Brandywine Operating Partnership LP
4.55% 10/01/29	25,000	20,825
Brighthouse Financial Inc.
3.85% 12/22/51	50,000	31,765
Bristol-Myers Squibb Co.
3.40% 07/26/29	17,000	15,784
3.55% 03/15/42	15,000	12,198
3.70% 03/15/52	120,000	93,700
3.90% 02/20/28	250,000	241,470
4.13% 06/15/39	15,000	13,373
British Telecommunications PLC
9.63% 12/15/30	50,000	59,684
Brixmor Operating Partnership LP
3.90% 03/15/27	150,000	138,322
Broadcom Inc.
3.50% 02/15/41 (e)	50,000	35,796
4.00% 04/15/29 (e)	250,000	227,505
4.30% 11/15/32	25,000	22,071
5.00% 04/15/30	100,000	94,840
Brookfield Corp.
4.00% 01/15/25	75,000	73,263
Brookfield Finance Inc.
3.90% 01/25/28	50,000	45,980
Brown & Brown Inc.
4.20% 03/17/32	15,000	12,997
	Principal Amount	Fair Value
Burlington Northern Santa Fe LLC
3.55% 02/15/50	$ 50,000	$ 38,490
3.75% 04/01/24	50,000	49,300
5.40% 06/01/41	50,000	50,383
5.75% 05/01/40	75,000	78,498
California Institute of Technology
3.65% 09/01/19	20,000	12,779
Camden Property Trust
3.35% 11/01/49	10,000	6,962
4.10% 10/15/28	10,000	9,444
Campbell Soup Co.
2.38% 04/24/30	15,000	12,455
Canadian Imperial Bank of Commerce
3.60% 04/07/32	10,000	8,820
3.95% 08/04/25	25,000	24,444
Canadian National Railway Co.
2.95% 11/21/24	55,000	52,925
3.85% 08/05/32	25,000	23,229
Canadian Natural Resources Ltd.
2.05% 07/15/25	100,000	93,067
Canadian Pacific Railway Co.
2.05% 03/05/30	20,000	16,390
2.90% 02/01/25	50,000	47,853
Capital One Financial Corp.
4.20% 10/29/25	75,000	72,493
Capital One Financial Corp. (2.62% fixed rate until 11/02/31; 1.27% + SOFR thereafter)
2.62% 11/02/32 (g)	25,000	19,241
Capital One Financial Corp. (4.17% fixed rate until 05/09/24; 1.37% + SOFR thereafter)
4.17% 05/09/25 (g)	50,000	48,837
Capital One Financial Corp. (5.25% fixed rate until 07/26/29; 2.60% + SOFR thereafter)
5.25% 07/26/30 (g)	50,000	47,696
Cardinal Health Inc.
3.50% 11/15/24	75,000	72,703
Carlisle Companies Inc.
2.20% 03/01/32	50,000	38,013
Carrier Global Corp.
2.24% 02/15/25	65,000	61,296
2.49% 02/15/27	15,000	13,530
3.58% 04/05/50	25,000	17,907
Caterpillar Financial Services Corp.
2.85% 05/17/24	25,000	24,301
3.60% 08/12/27	50,000	47,759

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	79

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2022
	Principal Amount	Fair Value
Caterpillar Inc.
3.25% 04/09/50	$ 25,000	$ 19,108
4.30% 05/15/44	75,000	68,343
CDW LLC/CDW Finance Corp.
2.67% 12/01/26	70,000	62,245
Celanese US Holdings LLC
6.17% 07/15/27	25,000	24,690
Celulosa Arauco y Constitucion S.A.
3.88% 11/02/27	100,000	93,788
Cenovus Energy Inc.
6.80% 09/15/37	50,000	51,339
CenterPoint Energy Houston Electric LLC
4.45% 10/01/32	50,000	48,350
4.50% 04/01/44	75,000	67,308
Charter Communications Operating LLC/Charter Communications Operating Capital
2.80% 04/01/31	65,000	50,537
3.70% 04/01/51	25,000	15,219
4.91% 07/23/25	50,000	49,035
5.25% 04/01/53	25,000	19,532
6.38% 10/23/35	100,000	97,660
Cheniere Corpus Christi Holdings LLC
2.74% 12/31/39	55,000	42,682
Chevron Corp.
2.95% 05/16/26	250,000	237,242
Chubb INA Holdings Inc.
3.15% 03/15/25	50,000	48,270
4.35% 11/03/45	50,000	43,391
Church & Dwight Company Inc.
5.00% 06/15/52	25,000	23,449
CI Financial Corp.
4.10% 06/15/51	50,000	29,683
Cigna Corp.
2.40% 03/15/30	15,000	12,569
4.13% 11/15/25	75,000	73,339
4.38% 10/15/28	40,000	38,585
4.50% 02/25/26	50,000	49,275
4.80% 08/15/38	30,000	27,956
4.90% 12/15/48	80,000	72,622
Cintas Corp. No 2
3.45% 05/01/25	5,000	4,836
Cisco Systems Inc.
2.50% 09/20/26	25,000	23,308
5.90% 02/15/39	50,000	53,973
Citigroup Inc.
3.70% 01/12/26	150,000	144,328
3.88% 03/26/25	50,000	48,657
4.30% 11/20/26	100,000	96,516
	Principal Amount	Fair Value
4.75% 05/18/46	$ 50,000	$ 41,363
Citigroup Inc. (2.52% fixed rate until 11/03/31; 1.18% + SOFR thereafter)
2.52% 11/03/32 (g)	35,000	27,175
Citigroup Inc. (2.90% fixed rate until 11/03/41; 1.38% + SOFR thereafter)
2.90% 11/03/42 (g)	150,000	104,358
Citigroup Inc. (3.06% fixed rate until 01/25/32; 1.35% + SOFR thereafter)
3.06% 01/25/33 (g)	50,000	40,373
Citigroup Inc. (3.79% fixed rate until 03/17/32; 1.94% + SOFR thereafter)
3.79% 03/17/33 (g)	50,000	42,883
Citigroup Inc. (4.08% fixed rate until 04/23/28; 1.19% + 3 month USD LIBOR thereafter)
4.08% 04/23/29 (g)	75,000	69,164
Citigroup Inc. (4.91% fixed rate until 05/24/32; 2.09% + SOFR thereafter)
4.91% 05/24/33 (g)	50,000	46,874
Citigroup Inc. (5.61% fixed rate until 09/29/25; 1.55% + SOFR thereafter)
5.61% 09/29/26 (g)	225,000	225,621
Citigroup Inc. (6.27% fixed rate until 11/17/32; 2.34% + SOFR thereafter)
6.27% 11/17/33	150,000	154,792
Citizens Financial Group Inc. (5.64% fixed rate until 05/21/32; 2.75% + 5 year CMT Rate thereafter)
5.64% 05/21/37 (g)	50,000	46,479
CME Group Inc.
2.65% 03/15/32	20,000	16,772
CNH Industrial Capital LLC
3.95% 05/23/25	10,000	9,694
CNOOC Finance 2014 ULC
4.25% 04/30/24	100,000	98,805
CNOOC Petroleum North America ULC
6.40% 05/15/37	25,000	25,668
Colgate-Palmolive Co.
3.25% 08/15/32	15,000	13,572
Comcast Corp.
2.94% 11/01/56	25,000	15,681
3.38% 08/15/25	50,000	48,229
3.40% 07/15/46	100,000	73,310
3.55% 05/01/28	50,000	47,012
4.25% 10/15/30	200,000	191,804
4.60% 10/15/38	30,000	27,713
5.35% 11/15/27	250,000	255,532

See Notes to Schedule of Investments and Notes to Financial Statements.
80	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2022
	Principal Amount	Fair Value
6.50% 11/15/35	$ 50,000	$ 55,599
Comerica Inc.
4.00% 02/01/29	50,000	46,796
Commonwealth Edison Co.
4.60% 08/15/43	100,000	90,186
Conagra Brands Inc.
4.30% 05/01/24	5,000	4,929
5.40% 11/01/48	75,000	69,691
ConocoPhillips
6.50% 02/01/39	50,000	56,215
Consolidated Edison Company of New York Inc.
4.30% 12/01/56	200,000	161,846
Constellation Brands Inc.
3.50% 05/09/27	25,000	23,401
3.75% 05/01/50	5,000	3,757
4.35% 05/09/27	50,000	48,658
5.25% 11/15/48	15,000	14,124
Consumers Energy Co.
4.05% 05/15/48	50,000	41,685
Continental Resources Inc.
3.80% 06/01/24	85,000	82,647
Cooperatieve Rabobank UA
0.38% 01/12/24	75,000	71,466
5.75% 12/01/43	100,000	95,701
Corning Inc.
3.90% 11/15/49	25,000	18,294
Corp. Andina de Fomento
2.25% 02/08/27	50,000	44,839
Council Of Europe Development Bank
2.50% 02/27/24	75,000	73,070
Credit Suisse AG
3.63% 09/09/24	50,000	46,666
3.70% 02/21/25	75,000	69,089
Credit Suisse Group AG
4.88% 05/15/45	50,000	34,382
Crown Castle Inc.
1.35% 07/15/25	50,000	45,460
2.90% 03/15/27	25,000	22,757
5.20% 02/15/49	50,000	44,934
Crown Castle International Corp.
3.80% 02/15/28	25,000	23,238
CSX Corp.
4.25% 03/15/29	50,000	48,024
6.22% 04/30/40	75,000	81,151
CubeSmart LP
4.38% 02/15/29	15,000	13,860
CVS Health Corp.
3.88% 07/20/25	50,000	48,816
4.30% 03/25/28	93,000	89,955
4.78% 03/25/38	95,000	87,046
5.05% 03/25/48	250,000	225,667
	Principal Amount	Fair Value
Darden Restaurants Inc.
4.55% 02/15/48	$ 15,000	$ 11,581
Deere & Co.
2.75% 04/15/25	25,000	24,017
7.13% 03/03/31	75,000	85,958
Dell International LLC/EMC Corp.
8.35% 07/15/46	75,000	86,035
Deutsche Bank AG (3.55% fixed rate until 09/18/30; 3.04% + SOFR thereafter)
3.55% 09/18/31 (g)	100,000	80,291
Deutsche Telekom International Finance BV
8.75% 06/15/30	50,000	58,994
Devon Energy Corp.
5.00% 06/15/45	25,000	21,517
DH Europe Finance II Sarl
2.60% 11/15/29	75,000	65,616
3.40% 11/15/49	25,000	18,876
Diamondback Energy Inc.
4.40% 03/24/51	25,000	19,117
Discover Financial Services
3.75% 03/04/25	100,000	96,304
Discovery Communications LLC
5.20% 09/20/47	150,000	112,069
Dollar General Corp.
4.13% 05/01/28	25,000	23,836
Dollar Tree Inc.
4.00% 05/15/25	50,000	48,830
Dominion Energy Inc.
3.30% 03/15/25	50,000	48,010
4.25% 06/01/28	50,000	47,670
4.70% 12/01/44	50,000	42,578
DTE Energy Co.
1.05% 06/01/25	150,000	135,904
Duke Energy Corp. (3.25% fixed rate until 01/15/27; 2.32% + 5 year CMT Rate thereafter)
3.25% 01/15/82 (g)	25,000	18,357
Duke Energy Florida LLC
6.35% 09/15/37	250,000	269,435
Duke Energy Ohio Inc.
3.65% 02/01/29	100,000	93,131
DuPont de Nemours Inc.
5.32% 11/15/38	15,000	14,536
5.42% 11/15/48	40,000	38,190
Eagle Materials Inc.
2.50% 07/01/31	25,000	19,551
Eaton Corp.
4.15% 03/15/33	230,000	214,284
eBay Inc.
1.40% 05/10/26	50,000	44,374

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	81

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2022
	Principal Amount	Fair Value
Ecolab Inc.
2.13% 02/01/32	$ 25,000	$ 20,034
Edison International
5.75% 06/15/27	100,000	100,335
Elevance Health Inc.
2.38% 01/15/25	125,000	118,670
4.10% 05/15/32	25,000	23,226
4.38% 12/01/47	65,000	55,977
4.65% 01/15/43	50,000	45,274
Eli Lilly & Co.
2.25% 05/15/50	50,000	31,507
2.75% 06/01/25	22,000	21,043
3.38% 03/15/29	13,000	12,180
Emera US Finance LP
3.55% 06/15/26	60,000	56,345
Emory University
2.14% 09/01/30	40,000	32,941
Enbridge Energy Partners LP
5.88% 10/15/25	75,000	76,228
Enbridge Inc.
4.00% 11/15/49	75,000	57,130
Enel Chile S.A.
4.88% 06/12/28	25,000	24,347
Energy Transfer LP
4.95% 05/15/28	60,000	57,610
5.00% 05/15/50	250,000	201,827
6.00% 06/15/48	50,000	45,101
6.50% 02/01/42	50,000	49,400
Enstar Group Ltd.
3.10% 09/01/31	10,000	7,302
Entergy Texas Inc.
4.00% 03/30/29	100,000	94,467
Enterprise Products Operating LLC
4.45% 02/15/43	42,000	35,298
6.45% 09/01/40	200,000	209,034
Enterprise Products Operating LLC (5.38% fixed rate until 02/15/28; 2.57% + 3 month USD LIBOR thereafter)
5.38% 02/15/78 (g)	50,000	38,523
Equifax Inc.
5.10% 12/15/27	25,000	24,696
Equinix Inc.
2.15% 07/15/30	65,000	51,828
2.63% 11/18/24	65,000	61,964
Equinor ASA
2.88% 04/06/25	75,000	71,908
3.70% 04/06/50	100,000	79,795
ERP Operating LP
4.50% 07/01/44	75,000	63,752
Essential Utilities Inc.
2.70% 04/15/30	25,000	20,949
	Principal Amount	Fair Value
European Bank for Reconstruction & Development
1.63% 09/27/24	$ 25,000	$ 23,759
European Investment Bank
0.38% 12/15/25 - 03/26/26	150,000	132,818
1.88% 02/10/25	100,000	94,869
2.25% 06/24/24	50,000	48,289
2.75% 08/15/25	20,000	19,220
3.25% 11/15/27	340,000	326,954
Evergy Metro Inc.
4.20% 06/15/47	100,000	81,225
Eversource Energy
4.20% 06/27/24	75,000	74,131
Exelon Corp.
4.10% 03/15/52 (e)	225,000	180,961
Expedia Group Inc.
3.80% 02/15/28	75,000	68,854
Extra Space Storage LP
3.90% 04/01/29	5,000	4,488
Exxon Mobil Corp.
2.28% 08/16/26	50,000	46,292
2.99% 03/19/25	50,000	48,198
3.04% 03/01/26	50,000	47,736
3.57% 03/06/45	50,000	39,372
Fairfax Financial Holdings Ltd.
4.63% 04/29/30	25,000	22,721
Federal Realty Investment Trust
3.20% 06/15/29	50,000	43,289
FedEx Corp.
3.90% 02/01/35	125,000	106,284
Fidelity National Financial Inc.
4.50% 08/15/28	25,000	23,738
Fidelity National Information Services Inc.
4.70% 07/15/27	75,000	73,238
5.10% 07/15/32	50,000	48,239
Fifth Third Bancorp (1.71% fixed rate until 11/01/26; 0.69% + SOFR thereafter)
1.71% 11/01/27 (g)	25,000	22,064
Fifth Third Bancorp (4.77% fixed rate until 07/28/29; 2.13% + SOFR thereafter)
4.77% 07/28/30 (g)	25,000	23,807
Fifth Third Bank NA
3.85% 03/15/26	75,000	71,597
Flex Ltd.
4.88% 06/15/29	25,000	23,508
Florida Power & Light Co.
4.13% 02/01/42	50,000	43,306
5.95% 02/01/38	25,000	26,595
Fomento Economico Mexicano SAB de C.V.
3.50% 01/16/50	75,000	52,522

See Notes to Schedule of Investments and Notes to Financial Statements.
82	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2022
	Principal Amount	Fair Value
Fortune Brands Innovations Inc.
4.00% 03/25/32	$ 25,000	$ 21,698
Freeport-McMoRan Inc.
4.63% 08/01/30	25,000	23,369
5.40% 11/14/34	50,000	47,002
FS KKR Capital Corp.
4.13% 02/01/25	25,000	23,494
GATX Corp.
3.50% 03/15/28	25,000	22,639
4.90% 03/15/33	25,000	23,285
GE HealthCare Technologies Inc.
5.60% 11/15/25	250,000	251,512
General Dynamics Corp.
4.25% 04/01/40	25,000	22,823
General Mills Inc.
2.88% 04/15/30	75,000	64,986
General Motors Co.
5.40% 04/01/48	250,000	205,647
5.60% 10/15/32	25,000	23,314
General Motors Financial Co. Inc.
6.05% 10/10/25	250,000	254,380
General Motors Financial Company Inc.
5.00% 04/09/27	15,000	14,542
Georgia Power Co.
2.65% 09/15/29	75,000	63,947
4.70% 05/15/32	25,000	24,077
Gilead Sciences Inc.
3.65% 03/01/26	75,000	72,396
3.70% 04/01/24	50,000	49,179
4.80% 04/01/44	50,000	46,124
5.65% 12/01/41	50,000	51,136
GlaxoSmithKline Capital Inc.
3.63% 05/15/25	55,000	53,733
GlaxoSmithKline Capital PLC
3.38% 06/01/29	75,000	69,196
Global Payments Inc.
5.40% 08/15/32	25,000	23,835
Globe Life Inc.
4.80% 06/15/32	15,000	14,195
GLP Capital LP/GLP Financing II Inc.
4.00% 01/15/31	50,000	42,525
5.25% 06/01/25	10,000	9,846
5.38% 04/15/26	20,000	19,721
5.75% 06/01/28	10,000	9,847
GSK CONSUMER HEALTHCARE Co. GUAR 03/24 3.024
3.02% 03/24/24	100,000	97,021
Halliburton Co.
2.92% 03/01/30	75,000	64,411
	Principal Amount	Fair Value
Hasbro Inc.
3.90% 11/19/29	$ 50,000	$ 44,447
HCA Inc.
4.63% 03/15/52 (e)	200,000	156,628
5.00% 03/15/24	50,000	49,726
5.38% 09/01/26	100,000	99,037
5.50% 06/15/47	85,000	75,614
Hess Corp.
5.80% 04/01/47	75,000	71,837
Highwoods Realty LP
4.20% 04/15/29	25,000	21,633
Honeywell International Inc.
5.38% 03/01/41	50,000	51,528
Hormel Foods Corp.
1.80% 06/11/30	75,000	61,154
Host Hotels & Resorts LP
3.38% 12/15/29	50,000	41,843
HP Inc.
4.20% 04/15/32	25,000	21,473
5.50% 01/15/33	15,000	14,109
6.00% 09/15/41	37,000	35,470
HSBC Holdings PLC
4.95% 03/31/30	100,000	95,516
5.25% 03/14/44	75,000	63,519
HSBC Holdings PLC (3.97% fixed rate until 05/22/29; 1.61% + 3 month USD LIBOR thereafter)
3.97% 05/22/30 (g)	100,000	87,398
HSBC Holdings PLC (4.29% fixed rate until 09/12/25; 1.35% + 3 month USD LIBOR thereafter)
4.29% 09/12/26 (g)	50,000	47,975
HSBC Holdings PLC (7.39% fixed rate until 11/03/27; 3.35% + SOFR thereafter)
7.39% 11/03/28 (g)	250,000	262,382
Hubbell Inc.
3.50% 02/15/28	50,000	45,952
Humana Inc.
1.35% 02/03/27	150,000	129,534
Huntington Bancshares Inc. (5.02% fixed rate until 05/17/32; 2.05% + SOFR thereafter)
5.02% 05/17/33 (g)	35,000	33,239
Huntsman International LLC
4.50% 05/01/29	20,000	17,971
Hyatt Hotels Corp.
6.00% 04/23/30	25,000	24,344
IDEX Corp.
3.00% 05/01/30	10,000	8,605
Illinois Tool Works Inc.
2.65% 11/15/26	50,000	46,452

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	83

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2022
	Principal Amount	Fair Value
Indiana University Health Inc. Obligated Group
2.85% 11/01/51	$ 15,000	$ 9,409
ING Groep N.V.
3.55% 04/09/24	100,000	97,853
4.05% 04/09/29	50,000	46,044
Intel Corp.
2.45% 11/15/29	25,000	21,444
3.75% 03/25/27	50,000	48,286
4.10% 05/19/46	100,000	81,405
4.15% 08/05/32	25,000	23,377
4.60% 03/25/40	50,000	45,396
4.90% 08/05/52	25,000	22,211
Inter-American Development Bank
1.13% 01/13/31	75,000	59,909
2.13% 01/15/25	200,000	190,892
7.00% 06/15/25	200,000	211,116
Intercontinental Exchange Inc.
3.00% 06/15/50	15,000	10,038
3.65% 05/23/25	75,000	73,399
4.60% 03/15/33	15,000	14,387
5.20% 06/15/62	50,000	47,462
International Bank for Reconstruction & Development
0.63% 04/22/25	250,000	229,342
1.25% 02/10/31	150,000	121,117
1.75% 10/23/29	250,000	214,990
2.50% 07/29/25	100,000	95,466
3.13% 06/15/27	50,000	47,914
3.63% 09/21/29	250,000	242,340
International Business Machines Corp.
4.00% 06/20/42	50,000	41,495
4.15% 07/27/27	250,000	243,705
6.22% 08/01/27	100,000	105,787
International Finance Corp.
0.38% 07/16/25	100,000	90,514
International Flavors & Fragrances Inc.
5.00% 09/26/48	15,000	12,882
International Paper Co.
4.80% 06/15/44	150,000	130,663
Interstate Power & Light Co.
6.25% 07/15/39	75,000	77,395
Invitation Homes Operating Partnership LP
2.70% 01/15/34	15,000	10,977
Jabil Inc.
4.25% 05/15/27	15,000	14,195
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc.
5.13% 02/01/28 (e)	50,000	47,297
5.75% 04/01/33 (e)	35,000	33,438
	Principal Amount	Fair Value
6.50% 12/01/52 (e)	$ 15,000	$ 14,261
Jefferies Financial Group Inc.
2.75% 10/15/32	35,000	26,282
4.85% 01/15/27	75,000	73,718
John Deere Capital Corp.
1.45% 01/15/31	70,000	54,635
2.35% 03/08/27	25,000	22,803
3.35% 04/18/29	50,000	46,291
3.45% 03/13/25	50,000	48,705
Johnson & Johnson
2.45% 03/01/26	100,000	94,029
3.40% 01/15/38	25,000	21,333
3.55% 03/01/36	150,000	132,811
Johnson Controls International PLC
6.00% 01/15/36	75,000	77,794
JPMorgan Chase & Co.
3.63% 12/01/27	100,000	92,856
6.40% 05/15/38	100,000	108,336
JPMorgan Chase & Co. (2.01% fixed rate until 03/13/25; 1.59% + 1-month Term SOFR)
2.01% 03/13/26 (g)	100,000	92,552
JPMorgan Chase & Co. (2.95% fixed rate until 02/24/27; 1.17% + SOFR thereafter)
2.95% 02/24/28 (g)	30,000	27,156
JPMorgan Chase & Co. (3.33% fixed rate until 04/22/51; 1.58% + SOFR thereafter)
3.33% 04/22/52 (g)	150,000	103,327
JPMorgan Chase & Co. (3.70% fixed rate until 05/06/29; 1.16% + 3 month USD LIBOR thereafter)
3.70% 05/06/30 (g)	75,000	67,121
JPMorgan Chase & Co. (3.88% fixed rate until 07/24/37; 1.36% + 3 month USD LIBOR thereafter)
3.88% 07/24/38 (g)	100,000	83,041
JPMorgan Chase & Co. (3.90% fixed rate until 01/23/48; 1.22% + 3 month USD LIBOR thereafter)
3.90% 01/23/49 (g)	25,000	19,267
JPMorgan Chase & Co. (4.08% fixed rate until 04/26/25; 1.32% + SOFR thereafter)
4.08% 04/26/26 (g)	250,000	243,057
JPMorgan Chase & Co. (4.26% fixed rate until 02/22/47; 1.58% + 3 month USD LIBOR thereafter)
4.26% 02/22/48 (g)	50,000	41,069

See Notes to Schedule of Investments and Notes to Financial Statements.
84	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2022
	Principal Amount	Fair Value
JPMorgan Chase & Co. (4.45% fixed rate until 12/05/28; 1.33% + 3 month USD LIBOR thereafter)
4.45% 12/05/29 (g)	$ 50,000	$ 47,005
JPMorgan Chase & Co. (4.57% fixed rate until 06/14/29; 1.75% + SOFR thereafter)
4.57% 06/14/30 (g)	250,000	236,067
JPMorgan Chase & Co. (4.59% fixed rate until 04/26/32; 1.80% + SOFR thereafter)
4.59% 04/26/33 (g)	40,000	37,032
JPMorgan Chase & Co. (4.85% fixed rate until 07/25/27; 1.99% + SOFR thereafter)
4.85% 07/25/28 (g)	250,000	244,070
JPMorgan Chase & Co. (5.72% fixed rate until 09/14/32; 2.58% + SOFR thereafter)
5.72% 09/14/33 (g)	75,000	73,699
Kaiser Foundation Hospitals
3.00% 06/01/51	70,000	47,602
Kansas City Southern
4.70% 05/01/48	50,000	43,494
Kellogg Co.
4.50% 04/01/46	50,000	42,792
Kemper Corp.
3.80% 02/23/32	25,000	20,864
Kennametal Inc.
4.63% 06/15/28	25,000	23,484
Kentucky Utilities Co.
4.38% 10/01/45	40,000	33,850
Keurig Dr Pepper Inc.
4.05% 04/15/32	35,000	31,848
4.42% 05/25/25	75,000	74,220
4.50% 04/15/52	50,000	41,898
KeyBank NA/Cleveland OH
3.90% 04/13/29	100,000	89,096
KeyCorp. (3.88% fixed rate until 05/23/24; 1.25% + SOFR thereafter)
3.88% 05/23/25 (g)	20,000	19,573
Keysight Technologies Inc.
3.00% 10/30/29	25,000	21,687
Kilroy Realty LP
3.45% 12/15/24	50,000	47,873
Kimberly-Clark Corp.
2.00% 11/02/31	50,000	40,205
Kimco Realty Corp.
4.60% 02/01/33	25,000	23,001
	Principal Amount	Fair Value
Kinder Morgan Energy Partners LP
5.00% 08/15/42	$ 50,000	$ 42,916
KLA Corp.
4.65% 11/01/24	25,000	24,957
4.95% 07/15/52	25,000	23,463
Kraft Heinz Foods Co.
6.88% 01/26/39	150,000	162,969
Kreditanstalt fuer Wiederaufbau
0.38% 07/18/25	50,000	45,225
0.75% 09/30/30	75,000	58,570
2.00% 05/02/25	75,000	71,004
3.00% 05/20/27	425,000	405,293
Kyndryl Holdings Inc.
2.70% 10/15/28	75,000	56,455
L3Harris Technologies Inc.
3.83% 04/27/25	50,000	48,596
4.85% 04/27/35	40,000	37,264
Lam Research Corp.
3.80% 03/15/25	65,000	63,604
Lear Corp.
4.25% 05/15/29	25,000	22,511
Lennar Corp.
5.25% 06/01/26	100,000	100,074
Lincoln National Corp.
3.40% 03/01/32	100,000	80,944
Lloyds Banking Group PLC
4.65% 03/24/26	50,000	47,800
Lloyds Banking Group PLC (4.72% fixed rate until 08/11/25; 1.75% + 1 year CMT Rate thereafter)
4.72% 08/11/26 (g)	200,000	195,372
Lloyds Banking Group PLC (4.98% fixed rate until 08/11/32; 2.30% + 1 year CMT Rate thereafter)
4.98% 08/11/33 (g)	200,000	183,422
Lockheed Martin Corp.
3.80% 03/01/45	25,000	20,487
4.15% 06/15/53	45,000	38,254
4.70% 05/15/46	50,000	46,575
Lowe's Companies Inc.
1.70% 10/15/30	45,000	35,151
2.50% 04/15/26	80,000	74,656
2.63% 04/01/31	25,000	20,713
3.00% 10/15/50	30,000	19,238
3.38% 09/15/25	30,000	28,811
4.25% 04/01/52	50,000	40,044
4.65% 04/15/42	100,000	87,229
LYB International Finance III LLC
3.80% 10/01/60	75,000	48,779

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	85

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2022
	Principal Amount	Fair Value
M&T Bank Corp. (4.55% fixed rate until 08/16/27; 1.78% + SOFR thereafter)
4.55% 08/16/28 (g)	$ 15,000	$ 14,522
Magellan Midstream Partners LP
3.25% 06/01/30	75,000	65,411
Manulife Financial Corp.
3.70% 03/16/32	50,000	44,428
Marathon Petroleum Corp.
3.63% 09/15/24	50,000	48,683
4.50% 04/01/48	25,000	19,873
Markel Corp.
3.50% 11/01/27	50,000	46,089
Marriott International Inc.
3.75% 10/01/25	50,000	47,955
5.00% 10/15/27	55,000	54,326
5.75% 05/01/25	40,000	40,423
Marsh & McLennan Companies Inc.
4.75% 03/15/39	100,000	92,050
Martin Marietta Materials Inc.
3.50% 12/15/27	50,000	46,415
Marvell Technology Inc.
1.65% 04/15/26	25,000	22,118
Masco Corp.
1.50% 02/15/28	75,000	62,193
Massachusetts Institute of Technology
3.89% 07/01/49	126,000	91,315
Mastercard Inc.
2.00% 03/03/25	100,000	94,756
2.95% 11/21/26	50,000	47,179
McDonald's Corp.
3.50% 07/01/27	25,000	23,724
3.63% 09/01/49	55,000	41,861
3.70% 01/30/26	50,000	48,651
3.80% 04/01/28	50,000	47,834
4.60% 09/09/32	35,000	34,267
Memorial Sloan-Kettering Cancer Center
4.13% 07/01/52	95,000	78,570
Merck & Company Inc.
2.75% 12/10/51	25,000	16,826
3.40% 03/07/29	75,000	69,851
3.70% 02/10/45	50,000	41,141
4.00% 03/07/49	40,000	34,277
6.50% 12/01/33	100,000	113,004
Meta Platforms Inc.
4.45% 08/15/52	75,000	59,599
MetLife Inc.
4.13% 08/13/42	25,000	21,199
5.00% 07/15/52	30,000	28,787
6.50% 12/15/32	50,000	55,209
	Principal Amount	Fair Value
Microchip Technology Inc.
4.25% 09/01/25	$ 75,000	$ 72,832
Micron Technology Inc.
4.66% 02/15/30	75,000	67,980
Microsoft Corp.
2.68% 06/01/60	50,000	32,313
3.13% 11/03/25	125,000	120,749
3.30% 02/06/27	100,000	96,386
3.45% 08/08/36	48,000	42,597
4.25% 02/06/47	50,000	46,966
Mitsubishi UFJ Financial Group Inc.
3.85% 03/01/26	200,000	191,188
4.05% 09/11/28	100,000	93,749
4.15% 03/07/39	25,000	21,291
Mizuho Financial Group Inc.
4.02% 03/05/28	100,000	94,257
Mizuho Financial Group Inc. (2.84% fixed rate until 07/16/24; 1.24% + SOFR thereafter)
2.84% 07/16/25 (g)	100,000	95,288
Moody's Corp.
3.25% 05/20/50	50,000	34,466
3.75% 03/24/25	50,000	48,661
Morgan Stanley
4.00% 07/23/25	95,000	92,835
4.35% 09/08/26	50,000	48,599
4.38% 01/22/47	75,000	63,938
Morgan Stanley (2.48% fixed rate until 09/16/31; 1.36% + SOFR thereafter)
2.48% 09/16/36 (g)	50,000	36,472
Morgan Stanley (2.51% fixed rate until 10/20/31; 1.20% + SOFR thereafter)
2.51% 10/20/32 (g)	75,000	58,619
Morgan Stanley (2.80% fixed rate until 01/25/51; 1.43% + SOFR thereafter)
2.80% 01/25/52 (g)	25,000	15,526
Morgan Stanley (3.77% fixed rate until 01/24/28; 1.14% + 3 month USD LIBOR thereafter)
3.77% 01/24/29 (g)	100,000	91,524
Morgan Stanley (4.46% fixed rate until 04/22/38; 1.43% + 3 month USD LIBOR thereafter)
4.46% 04/22/39 (g)	50,000	43,907
Morgan Stanley (4.68% fixed rate until 07/17/25; 1.67% + SOFR thereafter)
4.68% 07/17/26 (g)	125,000	122,969

See Notes to Schedule of Investments and Notes to Financial Statements.
86	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2022
	Principal Amount	Fair Value
Morgan Stanley (4.89% fixed rate until 07/20/32; 2.08% + SOFR thereafter)
4.89% 07/20/33 (g)	$ 60,000	$ 56,351
Morgan Stanley (6.14% fixed rate until 10/16/00; 1.77% + SOFR thereafter)
6.14% 10/16/26	250,000	255,670
Morgan Stanley (6.30% fixed rate until 10/18/27; 2.24% + SOFR thereafter)
6.30% 10/18/28 (g)	250,000	257,700
Motorola Solutions Inc.
5.60% 06/01/32	50,000	48,785
MPLX LP
4.80% 02/15/29	70,000	66,954
4.95% 09/01/32	50,000	46,887
5.50% 02/15/49	50,000	44,228
Nasdaq Inc.
3.25% 04/28/50	20,000	13,495
National Australia Bank Ltd.
3.50% 06/09/25	100,000	97,021
National Fuel Gas Co.
4.75% 09/01/28	50,000	47,318
National Rural Utilities Cooperative Finance Corp.
1.35% 03/15/31	50,000	36,987
3.45% 06/15/25	15,000	14,463
4.40% 11/01/48	10,000	8,358
Natwest Group PLC (3.75% fixed rate until 11/01/24; 2.10% + 5 year CMT Rate thereafter)
3.75% 11/01/29 (g)	100,000	92,782
Natwest Group PLC (4.89% fixed rate until 05/18/28; 1.75% + 3 month USD LIBOR thereafter)
4.89% 05/18/29 (g)	100,000	94,264
Newmont Corp.
2.60% 07/15/32	50,000	39,840
NextEra Energy Capital Holdings Inc.
2.94% 03/21/24	40,000	38,960
3.50% 04/01/29	50,000	45,491
4.26% 09/01/24	15,000	14,819
4.45% 06/20/25	100,000	98,889
4.63% 07/15/27	200,000	197,232
NIKE Inc.
2.85% 03/27/30	75,000	66,958
Nomura Holdings Inc.
1.85% 07/16/25	100,000	91,030
5.10% 07/03/25	50,000	49,492
Nordic Investment Bank
0.38% 09/11/25	75,000	67,423
Norfolk Southern Corp.
3.16% 05/15/55	50,000	33,301
	Principal Amount	Fair Value
3.70% 03/15/53	$ 25,000	$ 18,774
3.80% 08/01/28	30,000	28,583
3.94% 11/01/47	35,000	28,216
Northern Trust Corp.
1.95% 05/01/30	40,000	32,869
Northrop Grumman Corp.
2.93% 01/15/25	50,000	47,985
5.15% 05/01/40	75,000	73,156
Northwell Healthcare Inc.
3.81% 11/01/49	50,000	35,738
Northwestern University
3.66% 12/01/57	10,000	7,746
Novartis Capital Corp.
4.40% 05/06/44	50,000	46,432
Nucor Corp.
2.70% 06/01/30	75,000	63,687
3.13% 04/01/32	10,000	8,497
Nutrien Ltd.
5.88% 12/01/36	75,000	76,206
NVIDIA Corp.
0.58% 06/14/24	40,000	37,736
1.55% 06/15/28	50,000	42,745
NXP BV/NXP Funding LLC
5.55% 12/01/28	100,000	100,168
NXP BV/NXP Funding LLC/NXP USA Inc.
3.13% 02/15/42	75,000	50,547
Oesterreichische Kontrollbank AG
1.50% 02/12/25	50,000	46,973
2.88% 05/23/25	25,000	24,107
Oglethorpe Power Corp.
4.50% 04/01/47 (e)	15,000	11,933
OhioHealth Corp.
2.83% 11/15/41	25,000	17,727
Oklahoma Gas & Electric Co.
3.30% 03/15/30	50,000	43,897
Omega Healthcare Investors Inc.
5.25% 01/15/26	150,000	147,195
Omnicom Group Inc.
4.20% 06/01/30	75,000	69,775
Oncor Electric Delivery Company LLC
4.15% 06/01/32 (e)	20,000	19,001
4.60% 06/01/52 (e)	50,000	46,038
ONE Gas Inc.
1.10% 03/11/24	17,000	16,304
4.50% 11/01/48	20,000	16,570
ONEOK Inc.
4.35% 03/15/29	50,000	46,365
4.50% 03/15/50	50,000	37,513
ONEOK Partners LP
6.13% 02/01/41	62,000	58,846

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	87

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2022
	Principal Amount	Fair Value
Oracle Corp.
3.25% 05/15/30	$ 50,000	$ 43,376
3.60% 04/01/40	50,000	36,922
4.30% 07/08/34	75,000	66,081
4.50% 07/08/44	75,000	60,289
6.90% 11/09/52	250,000	270,535
Orange S.A.
9.00% 03/01/31	50,000	61,163
ORIX Corp.
5.20% 09/13/32	100,000	97,733
Otis Worldwide Corp.
2.06% 04/05/25	50,000	46,819
Owens Corning
3.88% 06/01/30	25,000	22,239
PACCAR Financial Corp.
3.15% 06/13/24	15,000	14,641
Pacific Gas & Electric Co.
3.25% 06/01/31	60,000	48,773
3.50% 08/01/50	50,000	31,471
4.40% 03/01/32	25,000	21,873
5.25% 03/01/52	200,000	164,108
PacifiCorp
6.25% 10/15/37	203,000	215,726
Paramount Global
5.85% 09/01/43	25,000	20,752
Parker-Hannifin Corp.
3.65% 06/15/24	250,000	244,592
4.00% 06/14/49	20,000	15,790
PeaceHealth Obligated Group
3.22% 11/15/50	25,000	16,282
PepsiCo Inc.
2.75% 03/19/30	50,000	44,243
3.45% 10/06/46	25,000	20,068
3.50% 07/17/25	150,000	146,454
PerkinElmer Inc.
2.25% 09/15/31	35,000	27,405
3.30% 09/15/29	15,000	13,078
Pfizer Inc.
3.45% 03/15/29	250,000	235,525
4.13% 12/15/46	50,000	44,224
4.30% 06/15/43	50,000	45,987
Philip Morris International Inc.
1.75% 11/01/30	75,000	58,693
3.38% 08/15/29	50,000	45,065
3.88% 08/21/42	42,000	31,949
Phillips 66 Co.
3.15% 12/15/29 (e)	50,000	43,611
Pioneer Natural Resources Co.
1.13% 01/15/26	50,000	44,557
PNC Bank NA
3.10% 10/25/27	100,000	93,638
	Principal Amount	Fair Value
President & Fellows of Harvard College
3.15% 07/15/46	$ 50,000	$ 38,235
Principal Financial Group Inc.
3.40% 05/15/25	50,000	48,363
Prologis LP
2.25% 01/15/32	50,000	39,817
4.38% 02/01/29	65,000	62,128
Providence St Joseph Health Obligated Group
3.93% 10/01/48	20,000	15,734
Prudential Financial Inc.
4.42% 03/27/48	150,000	128,601
Public Service Company of Colorado
3.70% 06/15/28	50,000	47,626
4.10% 06/15/48	30,000	24,914
Public Service Electric & Gas Co.
3.20% 08/01/49	40,000	28,815
3.80% 03/01/46	75,000	59,853
Public Service Enterprise Group Inc.
2.88% 06/15/24	15,000	14,502
Public Storage
2.25% 11/09/31	75,000	60,480
Puget Energy Inc.
3.65% 05/15/25	50,000	47,720
QUALCOMM Inc.
3.25% 05/20/50	65,000	47,382
4.25% 05/20/32	10,000	9,635
4.65% 05/20/35	50,000	48,500
Quest Diagnostics Inc.
4.25% 04/01/24	50,000	49,505
Raymond James Financial Inc.
3.75% 04/01/51	75,000	54,491
Raytheon Technologies Corp.
3.95% 08/16/25	15,000	14,662
4.15% 05/15/45	100,000	83,383
4.63% 11/16/48	15,000	13,576
Realty Income Corp.
3.10% 12/15/29	25,000	21,838
3.25% 01/15/31	75,000	65,043
4.60% 02/06/24	20,000	19,866
Regency Centers LP
4.13% 03/15/28	25,000	23,108
Regeneron Pharmaceuticals Inc.
1.75% 09/15/30	45,000	34,840
Reliance Steel & Aluminum Co.
1.30% 08/15/25	55,000	49,729
RELX Capital Inc.
4.00% 03/18/29	25,000	23,165

See Notes to Schedule of Investments and Notes to Financial Statements.
88	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2022
	Principal Amount	Fair Value
RenaissanceRe Holdings Ltd.
3.60% 04/15/29	$ 25,000	$ 22,418
Rio Tinto Finance USA Ltd.
5.20% 11/02/40	50,000	49,827
Rockwell Automation Inc.
3.50% 03/01/29	45,000	41,969
Rogers Communications Inc.
4.50% 03/15/42 (e)	10,000	8,123
7.50% 08/15/38	150,000	166,537
Roper Technologies Inc.
3.80% 12/15/26	75,000	71,638
Ross Stores Inc.
4.60% 04/15/25	50,000	49,622
Royal Bank of Canada
0.88% 01/20/26	125,000	111,107
3.88% 05/04/32	50,000	45,608
4.24% 08/03/27	50,000	48,759
RPM International Inc.
4.25% 01/15/48	50,000	37,510
Ryder System Inc.
1.75% 09/01/26	15,000	13,235
4.30% 06/15/27	10,000	9,586
S&P Global Inc.
2.45% 03/01/27 (e)	75,000	68,512
3.70% 03/01/52 (e)	50,000	38,957
Sabine Pass Liquefaction LLC
5.63% 03/01/25	135,000	135,320
Sabra Health Care LP
3.90% 10/15/29	25,000	20,788
Safehold Operating Partnership LP
2.85% 01/15/32	25,000	18,980
Salesforce Inc.
2.70% 07/15/41	50,000	35,728
3.05% 07/15/61	25,000	16,188
Santander Holdings USA Inc. (4.26% fixed rate until 06/09/24; 1.38% + SOFR thereafter)
4.26% 06/09/25 (g)	110,000	106,603
Santander UK Group Holdings PLC (1.53% fixed rate until 08/21/25; 1.25% + 1 year CMT Rate thereafter)
1.53% 08/21/26 (g)	100,000	88,032
Sempra Energy
3.80% 02/01/38	25,000	20,496
Shell International Finance BV
3.13% 11/07/49	75,000	53,008
3.25% 05/11/25	100,000	96,923
4.00% 05/10/46	50,000	41,187
4.38% 05/11/45	50,000	43,800
6.38% 12/15/38	50,000	55,181
Simon Property Group LP
3.25% 09/13/49	50,000	32,954
	Principal Amount	Fair Value
Snap-on Inc.
3.10% 05/01/50	$ 15,000	$ 10,690
Sonoco Products Co.
3.13% 05/01/30	75,000	64,399
Southern California Edison Co.
3.45% 02/01/52	25,000	17,847
3.60% 02/01/45	50,000	35,992
3.90% 03/15/43	175,000	135,194
4.20% 03/01/29	25,000	23,783
Southern California Gas Co.
2.55% 02/01/30	50,000	42,563
Southern Copper Corp.
3.88% 04/23/25	100,000	97,103
Southwest Airlines Co.
3.00% 11/15/26	50,000	45,995
Southwest Gas Corp.
4.05% 03/15/32	15,000	13,154
Southwestern Electric Power Co.
3.25% 11/01/51	25,000	16,531
Spirit Realty LP
2.70% 02/15/32	30,000	22,244
Stanley Black & Decker Inc.
3.40% 03/01/26	75,000	71,457
Starbucks Corp.
3.00% 02/14/32	45,000	38,474
3.75% 12/01/47	35,000	26,767
3.80% 08/15/25	50,000	48,912
Stryker Corp.
4.63% 03/15/46	25,000	22,191
Sumitomo Mitsui Financial Group Inc.
1.47% 07/08/25	50,000	45,564
2.14% 09/23/30	25,000	19,284
3.01% 10/19/26	100,000	92,677
3.35% 10/18/27	50,000	46,098
4.31% 10/16/28	25,000	23,504
Suncor Energy Inc.
6.85% 06/01/39	50,000	52,612
Suzano Austria GmbH
3.75% 01/15/31	55,000	46,042
SVB Financial Group
1.80% 10/28/26	150,000	131,512
Synchrony Financial
3.95% 12/01/27	25,000	22,317
Sysco Corp.
3.25% 07/15/27	75,000	69,406
6.60% 04/01/40	50,000	53,280
Tampa Electric Co.
4.30% 06/15/48	25,000	20,115
Tapestry Inc.
3.05% 03/15/32	25,000	19,500

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	89

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2022
	Principal Amount	Fair Value
Target Corp.
2.25% 04/15/25	$ 50,000	$ 47,429
3.90% 11/15/47	100,000	82,301
4.50% 09/15/32	25,000	24,309
Teck Resources Ltd.
6.25% 07/15/41	25,000	24,475
Telefonica Emisiones S.A.
7.05% 06/20/36	50,000	51,653
TELUS Corp.
4.60% 11/16/48	50,000	43,131
Tennessee Gas Pipeline Co. LLC
7.00% 10/15/28	200,000	213,496
Texas Instruments Inc.
3.65% 08/16/32	15,000	13,872
3.88% 03/15/39	50,000	44,119
Textron Inc.
3.90% 09/17/29	50,000	45,291
The Asian Infrastructure Investment Bank
3.75% 09/14/27	100,000	97,227
The Bank of New York Mellon Corp.
2.50% 01/26/32	25,000	20,318
3.85% 04/26/29	25,000	23,233
The Bank of New York Mellon Corp. (4.41% fixed rate until 07/24/25; 1.35% + SOFR thereafter)
4.41% 07/24/26 (g)	25,000	24,639
The Bank of Nova Scotia
1.95% 02/02/27	25,000	22,259
The Bell Telephone Co. of Canada or Bell Canada
4.30% 07/29/49	30,000	24,546
The Boeing Co.
1.43% 02/04/24	65,000	62,178
3.20% 03/01/29	50,000	43,991
3.75% 02/01/50	25,000	17,233
5.71% 05/01/40	50,000	47,600
5.93% 05/01/60	225,000	206,611
The Charles Schwab Corp.
1.95% 12/01/31	50,000	39,196
3.85% 05/21/25	50,000	48,824
4.63% 03/22/30	50,000	49,069
The Clorox Co.
1.80% 05/15/30	50,000	39,793
The Coca-Cola Co.
2.25% 01/05/32	50,000	41,901
2.50% 06/01/40 - 03/15/51	95,000	65,627
The Dayton Power & Light Co.
3.95% 06/15/49	15,000	11,667
The Dow Chemical Co.
6.90% 05/15/53	150,000	163,630
	Principal Amount	Fair Value
The Estee Lauder Companies Inc.
2.38% 12/01/29	$ 20,000	$ 17,172
3.13% 12/01/49	30,000	21,662
The Georgetown University
2.94% 04/01/50	10,000	6,419
The Goldman Sachs Group Inc.
3.63% 02/20/24	50,000	49,152
3.75% 02/25/26	100,000	96,373
4.80% 07/08/44	75,000	66,258
5.70% 11/01/24	250,000	252,840
6.25% 02/01/41	50,000	52,109
6.75% 10/01/37	100,000	106,505
The Goldman Sachs Group Inc. (2.65% fixed rate until 10/21/31; 1.26% + SOFR thereafter)
2.65% 10/21/32 (g)	30,000	23,680
The Goldman Sachs Group Inc. (4.22% fixed rate until 05/01/28; 1.30% + 3 month USD LIBOR thereafter)
4.22% 05/01/29 (g)	125,000	116,426
The Goldman Sachs Group Inc. (4.39% fixed rate until 06/15/26; 1.51% + SOFR thereafter)
4.39% 06/15/27 (g)	15,000	14,463
The Goldman Sachs Group Inc. (4.41% fixed rate until 04/23/38; 1.43% + 3 month USD LIBOR thereafter)
4.41% 04/23/39 (g)	75,000	64,669
The Hartford Financial Services Group Inc.
4.30% 04/15/43	100,000	79,147
The Hershey Co.
2.45% 11/15/29	75,000	64,523
The Home Depot Inc.
1.88% 09/15/31	20,000	15,994
2.75% 09/15/51	50,000	33,105
3.00% 04/01/26	50,000	47,584
3.25% 04/15/32	20,000	17,778
3.63% 04/15/52	75,000	58,620
3.90% 12/06/28	100,000	96,352
4.20% 04/01/43	50,000	43,779
4.50% 09/15/32	15,000	14,699
The Interpublic Group of Companies Inc.
4.65% 10/01/28	10,000	9,572
The J M Smucker Co.
2.13% 03/15/32	75,000	58,240
The Kroger Co.
3.95% 01/15/50	50,000	38,962

See Notes to Schedule of Investments and Notes to Financial Statements.
90	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2022
	Principal Amount	Fair Value
4.50% 01/15/29	$ 25,000	$ 24,120
The New York & Presbyterian Hospital
2.26% 08/01/40	25,000	16,499
3.95% 08/01/49	35,000	24,474
The PNC Financial Services Group Inc.
2.60% 07/23/26	50,000	46,290
The PNC Financial Services Group Inc. (4.63% fixed rate until 06/06/32; 1.85% + SOFR thereafter)
4.63% 06/06/33 (g)	25,000	23,144
The Procter & Gamble Co.
2.45% 11/03/26	75,000	69,485
5.55% 03/05/37	75,000	81,183
The Progressive Corp.
4.20% 03/15/48	50,000	42,021
The Sherwin-Williams Co.
3.95% 01/15/26	100,000	97,412
The Southern Co.
4.25% 07/01/36	100,000	87,364
4.48% 08/01/24 (h)	75,000	74,059
The Timken Co.
4.50% 12/15/28	20,000	19,017
The Toronto-Dominion Bank
0.75% 09/11/25	50,000	44,730
1.95% 01/12/27	50,000	44,653
2.65% 06/12/24	50,000	48,420
3.25% 03/11/24	50,000	48,940
The Travelers Companies Inc.
4.00% 05/30/47	50,000	40,538
The Walt Disney Co.
3.35% 03/24/25	250,000	242,162
3.38% 11/15/26	50,000	47,284
3.60% 01/13/51	25,000	19,171
4.70% 03/23/50	50,000	46,145
The Williams Companies Inc.
4.30% 03/04/24	200,000	197,376
5.75% 06/24/44	65,000	61,940
Thermo Fisher Scientific Inc.
1.75% 10/15/28	20,000	16,960
2.80% 10/15/41	70,000	51,586
Time Warner Cable LLC
4.50% 09/15/42	75,000	55,126
7.30% 07/01/38	50,000	49,972
T-Mobile USA Inc.
3.40% 10/15/52	250,000	169,777
3.60% 11/15/60	45,000	29,605
5.20% 01/15/33	185,000	183,174
Tosco Corp.
8.13% 02/15/30	150,000	175,249
TotalEnergies Capital International S.A.
3.39% 06/29/60	50,000	35,129
	Principal Amount	Fair Value
Toyota Motor Credit Corp.
3.00% 04/01/25	$ 50,000	$ 48,053
3.65% 01/08/29	100,000	93,999
4.55% 09/20/27	25,000	24,662
Trane Technologies Luxembourg Finance S.A.
4.50% 03/21/49	50,000	40,925
TransCanada PipeLines Ltd.
1.00% 10/12/24	30,000	27,789
5.85% 03/15/36	150,000	148,078
Truist Bank
3.20% 04/01/24	50,000	48,850
3.30% 05/15/26	100,000	94,062
Truist Financial Corp.
1.95% 06/05/30	25,000	20,093
2.50% 08/01/24	50,000	48,011
Truist Financial Corp. (4.92% fixed rate until 07/28/32; 2.24% + SOFR thereafter)
4.92% 07/28/33 (g)	25,000	23,453
Tucson Electric Power Co.
4.85% 12/01/48	50,000	42,928
TWDC Enterprises 18 Corp.
3.00% 07/30/46	75,000	52,646
Tyco Electronics Group SA
2.50% 02/04/32	45,000	37,079
Tyson Foods Inc.
4.00% 03/01/26	15,000	14,512
4.88% 08/15/34	45,000	43,065
U.S. Bancorp
3.95% 11/17/25	50,000	48,909
Unilever Capital Corp.
2.90% 05/05/27	50,000	46,729
3.50% 03/22/28	75,000	70,717
Union Electric Co.
3.50% 03/15/29	25,000	23,134
3.65% 04/15/45	35,000	26,894
Union Pacific Corp.
2.80% 02/14/32	15,000	12,891
3.38% 02/14/42	10,000	7,953
3.50% 02/14/53	220,000	166,173
3.55% 08/15/39	15,000	12,375
3.95% 08/15/59	20,000	15,718
4.95% 09/09/52	50,000	48,396
United Airlines 2020-1 Class A Pass Through Trust
5.88% 04/15/29	134,365	132,354
United Parcel Service Inc.
3.75% 11/15/47	50,000	41,026
UnitedHealth Group Inc.
3.50% 02/15/24	10,000	9,841
3.70% 12/15/25	110,000	107,446
3.75% 10/15/47	25,000	19,979
3.88% 12/15/28	15,000	14,329
4.25% 06/15/48	50,000	43,601

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	91

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2022
	Principal Amount	Fair Value
4.45% 12/15/48	$ 10,000	$ 8,917
4.63% 07/15/35	45,000	43,606
5.25% 02/15/28	200,000	204,746
5.95% 02/15/41	125,000	132,621
6.88% 02/15/38	50,000	58,645
University of Notre Dame du Lac
3.39% 02/15/48	25,000	19,227
University of Southern California
2.81% 10/01/50	100,000	66,685
US Bancorp
3.60% 09/11/24	150,000	146,947
US Bancorp (4.55% fixed rate until 07/22/27; 1.66% + SOFR thereafter)
4.55% 07/22/28 (g)	25,000	24,492
Vale Overseas Ltd.
6.88% 11/10/39	75,000	79,158
Valero Energy Corp.
6.63% 06/15/37	50,000	53,454
Ventas Realty LP
3.50% 02/01/25	150,000	144,132
VeriSign Inc.
2.70% 06/15/31	30,000	24,543
Verisk Analytics Inc.
4.13% 03/15/29	60,000	55,976
Verizon Communications Inc.
0.75% 03/22/24	35,000	33,225
2.36% 03/15/32	200,000	158,608
2.88% 11/20/50	50,000	31,535
3.88% 02/08/29 - 03/01/52	205,000	156,967
4.02% 12/03/29	50,000	46,793
4.33% 09/21/28	34,000	32,728
5.50% 03/16/47	250,000	242,710
VF Corp.
2.95% 04/23/30	75,000	62,390
VICI Properties LP
4.38% 05/15/25	150,000	146,083
Virginia Electric & Power Co.
2.88% 07/15/29	100,000	87,997
Visa Inc.
3.15% 12/14/25	100,000	96,446
4.30% 12/14/45	100,000	91,410
VMware Inc.
4.50% 05/15/25	25,000	24,512
Vodafone Group PLC
3.75% 01/16/24	50,000	49,372
4.25% 09/17/50	75,000	57,937
5.00% 05/30/38	25,000	22,973
Vulcan Materials Co.
4.70% 03/01/48	50,000	42,957
W R Berkley Corp.
4.00% 05/12/50	20,000	15,236
	Principal Amount	Fair Value
Wachovia Corp.
5.50% 08/01/35	$ 100,000	$ 97,231
Walmart Inc.
3.25% 07/08/29	40,000	37,345
4.15% 09/09/32	280,000	273,549
Warnermedia Holdings Inc.
3.64% 03/15/25 (e)	50,000	47,558
3.76% 03/15/27 (e)	75,000	67,690
4.28% 03/15/32 (e)	40,000	32,981
5.05% 03/15/42 (e)	15,000	11,535
5.39% 03/15/62 (e)	15,000	10,988
Waste Connections Inc.
3.50% 05/01/29	50,000	45,766
Waste Management Inc.
2.00% 06/01/29	25,000	21,152
Wells Fargo & Co.
4.15% 01/24/29	100,000	93,955
4.40% 06/14/46	50,000	39,951
4.75% 12/07/46	100,000	83,781
Wells Fargo & Co. (2.41% fixed rate until 10/30/24; 1.09% + SOFR thereafter)
2.41% 10/30/25 (g)	125,000	118,374
Wells Fargo & Co. (2.88% fixed rate until 10/30/29; 1.43% + 1-month Term SOFR)
2.88% 10/30/30 (g)	100,000	85,019
Wells Fargo & Co. (4.54% fixed rate until 08/15/25; 1.56% + SOFR thereafter)
4.54% 08/15/26 (g)	215,000	210,885
Wells Fargo & Co. (4.61% fixed rate until 04/25/52; 2.13% + SOFR thereafter)
4.61% 04/25/53 (g)	150,000	127,551
Wells Fargo & Co. (4.90% fixed rate until 07/25/32; 2.1% + SOFR thereafter)
4.90% 07/25/33 (g)	60,000	56,821
Welltower Inc.
3.63% 03/15/24	25,000	24,463
4.13% 03/15/29	75,000	68,734
Western Digital Corp.
3.10% 02/01/32	30,000	21,572
Westlake Corp.
4.38% 11/15/47	50,000	37,765
Westpac Banking Corp.
1.95% 11/20/28	25,000	21,290
3.74% 08/26/25	50,000	48,648
Westpac Banking Corp. (4.32% fixed rate until 11/23/26; 2.24% + 5 year US ISDA thereafter)
4.32% 11/23/31 (g)	200,000	187,446
Whirlpool Corp.
4.70% 05/14/32	15,000	14,130

See Notes to Schedule of Investments and Notes to Financial Statements.
92	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2022
	Principal Amount	Fair Value
Willis North America Inc.
3.88% 09/15/49	$ 125,000	$ 88,914
Wisconsin Electric Power Co.
4.30% 10/15/48	10,000	8,207
Wisconsin Public Service Corp.
3.30% 09/01/49	20,000	14,049
WP Carey Inc.
3.85% 07/15/29	50,000	44,955
Zimmer Biomet Holdings Inc.
3.55% 04/01/25	50,000	48,267
Zoetis Inc.
3.00% 05/15/50	70,000	47,438
		59,166,860
Non-Agency Collateralized Mortgage Obligations - 0.1%
BANK 2017-BNK5
3.13% 06/15/60	250,000	227,894
BANK 2019-BNK20
3.01% 09/15/62	50,000	43,657
BANK 2019-BNK22
2.98% 11/15/62	50,000	43,539
BBCMS Mortgage Trust 2018-C2
4.31% 12/15/51	50,000	47,592
BBCMS Mortgage Trust 2021-C12
2.69% 11/15/54	150,000	124,097
Benchmark 2020-B16 Mortgage Trust
2.73% 02/15/53	200,000	171,466
Benchmark 2021-B25 Mortgage Trust
2.58% 04/15/54	150,000	124,261
Citigroup Commercial Mortgage Trust
2.87% 08/10/56	100,000	86,264
Citigroup Commercial Mortgage Trust 2014-GC21
4.03% 05/10/47	100,000	96,218
COMM 2015-LC19 Mortgage Trust
3.18% 02/10/48	150,000	142,858
CSAIL Commercial Mortgage Trust
3.45% 09/15/50	150,000	138,131
GS Mortgage Securities Trust 2016-GS3
2.78% 10/10/49	52,383	49,946
GS Mortgage Securities Trust 2019-GC38
3.97% 02/10/52	50,000	46,393
JPMBB Commercial Mortgage Securities Trust 2014-C22
3.80% 09/15/47	75,000	72,595
	Principal Amount	Fair Value
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C32
3.72% 12/15/49	$ 89,000	$ 83,364
Morgan Stanley Capital I Trust 2016-UBS12
3.60% 12/15/49	150,000	139,874
UBS Commercial Mortgage Trust 2018-C15
4.07% 12/15/51	48,658	45,660
Wells Fargo Commercial Mortgage Trust 2019-C50
3.73% 05/15/52	175,000	159,726
Wells Fargo Commercial Mortgage Trust 2020-C55
2.73% 02/15/53	100,000	84,719
		1,928,254
Sovereign Bonds - 0.3%
Export Development Canada
3.00% 05/25/27	50,000	47,602
Export-Import Bank of Korea
1.13% 12/29/26	200,000	173,550
FMS Wertmanagement
2.75% 01/30/24	100,000	97,794
Government of Chile
3.50% 01/25/50	100,000	72,596
3.86% 06/21/47	100,000	78,222
Government of Indonesia
3.05% 03/12/51	100,000	72,441
4.75% 02/11/29	100,000	100,164
Government of Israel
3.88% 07/03/50	100,000	83,839
Government of Italy
2.88% 10/17/29	300,000	248,811
Government of Mexico
3.75% 01/11/28	100,000	94,530
4.28% 08/14/41	100,000	77,319
4.75% 03/08/44	52,000	42,005
4.88% 05/19/33	200,000	183,870
6.05% 01/11/40	55,000	53,346
Government of Panama
3.75% 03/16/25	100,000	96,716
3.87% 07/23/60	50,000	32,353
6.70% 01/26/36	75,000	78,508
Government of Peru
3.00% 01/15/34	29,000	22,923
6.55% 03/14/37	47,000	49,703
Government of Philippines
2.95% 05/05/45	100,000	72,131
Government of Uruguay
5.10% 06/18/50	50,000	49,123
Japan Bank for International Cooperation
0.50% 04/15/24	200,000	188,852

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	93

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2022
	Principal Amount	Fair Value
1.25% 01/21/31	$ 150,000	$ 116,934
2.88% 07/21/27	100,000	93,039
Korea International Bond
1.75% 10/15/31	100,000	81,888
Peruvian Government International Bond
2.78% 01/23/31	200,000	166,072
3.23% 07/28/21	25,000	14,642
Philippine Government International Bond
10.63% 03/16/25	250,000	282,562
Province of British Columbia Canada
2.25% 06/02/26	150,000	139,627
Province of Ontario Canada
2.13% 01/21/32	150,000	124,656
3.20% 05/16/24	50,000	48,902
The Korea Development Bank
2.13% 10/01/24	100,000	95,209
Uruguay Government International Bond
4.13% 11/20/45	175,000	161,509
		3,341,438
Municipal Bonds and Notes - 0.1%
Board of Regents of the University of Texas System
4.79% 08/15/46	100,000	98,830
Chicago O'Hare International Airport
4.47% 01/01/49	100,000	88,084
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue
6.90% 12/01/40	75,000	83,128
Commonwealth of Massachusetts
4.50% 08/01/31	100,000	97,505
Dallas Area Rapid Transit
5.02% 12/01/48	50,000	48,388
Dallas Fort Worth International Airport
4.09% 11/01/51	5,000	4,163
Los Angeles Department of Water & Power
6.60% 07/01/50	90,000	106,448
Los Angeles Unified School District
5.76% 07/01/29	110,000	113,811
New York City Municipal Water Finance Authority
6.01% 06/15/42	50,000	55,482
New York State Dormitory Authority
2.20% 03/15/34	100,000	76,247
3.14% 07/01/43	50,000	37,957
	Principal Amount	Fair Value
New York State Urban Development Corp.
3.90% 03/15/33	$ 25,000	$ 22,902
North Texas Tollway Authority
6.72% 01/01/49	100,000	118,521
Port Authority of New York & New Jersey
5.31% 08/01/46	125,000	124,529
Regents of the University of California Medical Center Pooled Revenue
6.58% 05/15/49	100,000	113,695
Sales Tax Securitization Corp.
4.64% 01/01/40	25,000	23,350
San Joaquin Hills Transportation Corridor Agency
3.49% 01/15/50	100,000	70,263
South Carolina State Public Service Authority
6.45% 01/01/50	50,000	51,939
State of California
2.50% 10/01/29	100,000	86,315
7.60% 11/01/40	50,000	64,058
Texas Transportation Commission
2.56% 04/01/42	80,000	59,078
University of California
4.60% 05/15/31	100,000	98,214
		1,642,907
Total Bonds and Notes (Cost $320,056,044)		292,879,058
	Number of Shares
Exchange Traded & Mutual Funds - 14.3%
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	849,268	12,552,181
SPDR Bloomberg High Yield Bond ETF (i)	150,705	13,563,450
SPDR Bloomberg International Treasury Bond ETF (i)	2,402,330	53,884,262
SPDR Portfolio Aggregate Bond ETF (i)	2,657,053	66,771,742
SPDR Portfolio Long Term Treasury ETF (i)	1,523,635	44,231,124
Total Exchange Traded & Mutual Funds (Cost $195,528,670)		191,002,759
Total Investments in Securities (Cost $1,378,595,470)		1,297,579,990

See Notes to Schedule of Investments and Notes to Financial Statements.
94	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2022
	Number of Shares	Fair Value
Short-Term Investments - 3.9%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 4.16% (i)(j) (Cost $52,907,231)	52,907,231	$ 52,907,231
Total Investments (Cost $1,431,502,701)		1,350,487,221
Liabilities in Excess of Other Assets, net - (1.0)%		(13,698,725)
NET ASSETS - 100.0%		$ 1,336,788,496

Other Information:
The Fund had the following long futures contracts open at December 31, 2022:
Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Mini Index Futures	March 2023	40	$ 3,966,660	$ 3,898,800	$ (67,860)
S&P/Toronto Stock Exchange 60 Index	March 2023	2	357,685	345,370	(12,315)
MSCI Emerging Markets Index Futures	March 2023	13	638,827	623,610	(15,217)
E-mini Russell 2000 Index Futures	March 2023	14	1,271,184	1,239,630	(31,554)
E-mini Russell 1000 Index Futures	March 2023	32	3,512,631	3,389,601	(123,030)
					$ (249,976)
During the year ended December 31, 2022, the average notional value related to long futures contracts was $15,394,849.
Notes to Schedule of Investments
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Non-income producing security.
(b)	Security is fair valued by the Valuation Committee, in accordance with the procedures approved by the Fund's Board of Directors. Security value is determined based on level 3 inputs.
(c)	State Street Corporation is the parent company of SSGA Funds Management, Inc., the Fund's investment adviser and administrator, and State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(d)	At December 31, 2022, all or a portion of this security was pledged to cover collateral requirements for futures and/or TBAs.
(e)	Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2022, these securities amounted to $9,360,180 or 0.70% of the net assets of the State Street Total Return V.I.S. Fund. These securities have been determined to be liquid using procedures established by the Fund's Board of Directors.
(f)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced ("TBA") in the future.
(g)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(h)	Step coupon bond.

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	95

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2022
(i)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(j)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of December 31, 2022.
*	Less than 0.05%.
**	Amount is less than $0.50.
Abbreviations:
ADR - American Depositary Receipt
CMT - Constant Maturity Treasury
GDR - Global Depositary Receipt
ISDA - International Swaps and Derivatives Association
LIBOR - London Interbank Offered Rate
NVDR - Non-Voting Depositary Receipt
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate
TBA - To Be Announced

The following table presents the Fund’s investments measured at fair value on a recurring basis at December 31, 2022:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Domestic Equity	$ 414,219,336	$ 124,049	$ 0(a)	$ 414,343,385
Foreign Equity	382,189,696	17,149,559	15,533	399,354,788
U.S. Treasuries	—	159,260,264	—	159,260,264
Agency Mortgage Backed	—	64,988,049	—	64,988,049
Agency Collateralized Mortgage Obligations	—	1,777,654	—	1,777,654
Asset Backed	—	773,632	—	773,632
Corporate Notes	—	59,166,860	—	59,166,860
Non-Agency Collateralized Mortgage Obligations	—	1,928,254	—	1,928,254
Sovereign Bonds	—	3,341,438	—	3,341,438
Municipal Bonds and Notes	—	1,642,907	—	1,642,907
Exchange Traded & Mutual Funds	191,002,759	—	—	191,002,759
Short-Term Investments	52,907,231	—	—	52,907,231
Total Investments in Securities	$ 1,040,319,022	$ 310,152,666	$ 15,533	$ 1,350,487,221
Other Financial Instruments
Long Futures Contracts - Unrealized Depreciation	$ (249,976)	$ —	$ —	$ (249,976)

(a)	The Fund held Level 3 securities that were valued at $0 at December 31, 2022.
See Notes to Schedule of Investments and Notes to Financial Statements.
96	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2022
The Fund was invested in the following countries/territories at December 31, 2022 (Unaudited):
Country/Territory	Percentage (based on Fair Value)
United States	69.80%
Japan	4.77%
United Kingdom	3.40%
Canada	2.81%
France	2.34%
Switzerland	1.92%
Germany	1.76%
Australia	1.71%
China	1.52%
Netherlands	1.05%
Hong Kong	0.79%
India	0.73%
Taiwan	0.68%
Sweden	0.66%
Denmark	0.63%
South Korea	0.60%
Spain	0.54%
Ireland	0.53%
Italy	0.44%
Singapore	0.33%
Finland	0.27%
Brazil	0.27%
Supranational	0.22%
Saudi Arabia	0.20%
Belgium	0.19%
South Africa	0.18%
Norway	0.18%
Israel	0.16%
Mexico	0.16%
Thailand	0.12%
Indonesia	0.11%
Malaysia	0.08%
Bermuda	0.07%
Luxembourg	0.07%
UAE	0.07%
Country/Territory	Percentage (based on Fair Value)
Philippines	0.07%
Chile	0.06%
Austria	0.05%
New Zealand	0.05%
Qatar	0.05%
Kuwait	0.05%
Portugal	0.04%
Peru	0.04%
Poland	0.04%
Turkey	0.03%
Uruguay	0.02%
Panama	0.02%
Greece	0.02%
Puerto Rico	0.01%
Isle Of Man	0.01%
Cayman Islands	0.01%
Macau	0.01%
Mult	0.01%
Hungary	0.01%
Czech	0.01%
Jersey	0.01%
Monaco	0.01%
Colombia	0.01%
Brunei	0.00%***
Jordan	0.00%***
Egypt	0.00%***
Guernsey	0.00%***
Bahamas	0.00%***
Republic of Korea	0.00%***
Russian Federation	0.00%***
Cyprus	0.00%***
100.00%

***	Less than 0.005%.

The Fund’s % share of investment in the various categories, based on Fair Value, is as follows at December 31, 2022 (Unaudited):
Industry	Domestic	Foreign	Total
Exchange Traded Funds	14.14%	0.00%	14.14%
Diversified Banks	0.69%	3.48%	4.17%
Pharmaceuticals	1.29%	2.11%	3.40%
Technology Hardware, Storage & Peripherals	1.54%	0.35%	1.89%
Systems Software	1.67%	0.04%	1.71%
Integrated Oil & Gas	0.64%	1.06%	1.70%
Semiconductors	1.11%	0.52%	1.63%
Interactive Media & Services	1.02%	0.33%	1.35%
Biotechnology	1.06%	0.27%	1.33%
Application Software	0.85%	0.35%	1.20%
Packaged Foods & Meats	0.79%	0.32%	1.11%
See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	97

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2022
Industry	Domestic	Foreign	Total
Electric Utilities	0.55%	0.53%	1.08%
Internet & Direct Marketing Retail	0.61%	0.47%	1.08%
Automobile Manufacturers	0.33%	0.76%	1.09%
Healthcare Equipment	0.73%	0.32%	1.05%
Data Processing & Outsourced Services	0.90%	0.16%	1.06%
Aerospace & Defense	0.55%	0.32%	0.87%
Regional Banks	0.78%	0.06%	0.84%
Life & Health Insurance	0.16%	0.67%	0.83%
Industrial Machinery	0.39%	0.41%	0.80%
Oil & Gas Exploration & Production	0.52%	0.26%	0.78%
Apparel, Accessories & Luxury Goods	0.04%	0.72%	0.76%
Diversified Metals & Mining	0.01%	0.72%	0.73%
Semiconductor Equipment	0.23%	0.49%	0.72%
Life Sciences Tools & Services	0.53%	0.17%	0.70%
Integrated Telecommunication Services	0.23%	0.48%	0.71%
Specialty Chemicals	0.26%	0.38%	0.64%
Industrial Conglomerates	0.23%	0.41%	0.64%
IT Consulting & Other Services	0.18%	0.43%	0.61%
Property & Casualty Insurance	0.25%	0.35%	0.60%
Managed Healthcare	0.58%	0.00%	0.58%
Electrical Components & Equipment	0.35%	0.21%	0.56%
Personal Products	0.08%	0.47%	0.55%
Household Products	0.40%	0.16%	0.56%
Multi-Sector Holdings	0.42%	0.12%	0.54%
Railroads	0.19%	0.35%	0.54%
Trading Companies & Distributors	0.16%	0.38%	0.54%
Financial Exchanges & Data	0.29%	0.24%	0.53%
Asset Management & Custody Banks	0.31%	0.21%	0.52%
Restaurants	0.38%	0.13%	0.51%
Multi-Line Insurance	0.06%	0.45%	0.51%
Soft Drinks	0.45%	0.06%	0.51%
Food Retail	0.05%	0.39%	0.44%
Building Products	0.18%	0.25%	0.43%
Research & Consulting Services	0.16%	0.27%	0.43%
Wireless Telecommunication Services	0.07%	0.36%	0.43%
Multi-Utilities	0.24%	0.18%	0.42%
Investment Banking & Brokerage	0.35%	0.06%	0.41%
Tobacco	0.19%	0.21%	0.40%
Construction Machinery & Heavy Trucks	0.20%	0.18%	0.38%
Oil & Gas Storage & Transportation	0.14%	0.25%	0.39%
Hypermarkets & Super Centers	0.31%	0.06%	0.37%
Specialized REITs	0.37%	0.00%	0.37%
Home Improvement Retail	0.34%	0.01%	0.35%
Communications Equipment	0.27%	0.07%	0.34%
Construction & Engineering	0.12%	0.21%	0.33%
Healthcare Services	0.29%	0.04%	0.33%
Movies & Entertainment	0.27%	0.06%	0.33%
Oil & Gas Refining & Marketing	0.15%	0.18%	0.33%
Air Freight & Logistics	0.17%	0.14%	0.31%
Distillers & Vintners	0.04%	0.27%	0.31%
Healthcare Supplies	0.09%	0.22%	0.31%
Steel	0.10%	0.19%	0.29%
Electronic Components	0.08%	0.22%	0.30%
Electronic Equipment & Instruments	0.11%	0.18%	0.29%
See Notes to Schedule of Investments and Notes to Financial Statements.
98	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2022
Industry	Domestic	Foreign	Total
Industrial Gases	0.05%	0.24%	0.29%
Interactive Home Entertainment	0.09%	0.19%	0.28%
Apparel Retail	0.15%	0.12%	0.27%
Retail REITs	0.17%	0.09%	0.26%
Hotels, Resorts & Cruise Lines	0.20%	0.06%	0.26%
Gold	0.04%	0.22%	0.26%
Casinos & Gaming	0.08%	0.16%	0.24%
Brewers	0.01%	0.22%	0.23%
Commodity Chemicals	0.08%	0.15%	0.23%
Industrial REITs	0.14%	0.08%	0.22%
General Merchandise Stores	0.12%	0.10%	0.22%
Diversified Capital Markets	0.00%	0.21%	0.21%
Consumer Finance	0.18%	0.03%	0.21%
Auto Parts & Equipment	0.08%	0.13%	0.21%
Construction Materials	0.05%	0.16%	0.21%
Consumer Electronics	0.01%	0.19%	0.20%
Gas Utilities	0.07%	0.12%	0.19%
Cable & Satellite	0.16%	0.03%	0.19%
Oil & Gas Equipment & Services	0.17%	0.02%	0.19%
Internet Services & Infrastructure	0.11%	0.07%	0.18%
Fertilizers & Agricultural Chemicals	0.07%	0.11%	0.18%
Home Building	0.12%	0.06%	0.18%
Insurance Brokers	0.16%	0.02%	0.18%
Diversified Real Estate Activities	0.00%	0.16%	0.16%
Agricultural & Farm Machinery	0.11%	0.05%	0.16%
Reinsurance	0.01%	0.15%	0.16%
Automotive Retail	0.14%	0.02%	0.16%
Footwear	0.14%	0.01%	0.15%
Other Diversified Financial Services	0.04%	0.11%	0.15%
Human Resource & Employment Services	0.06%	0.09%	0.15%
Environmental & Facilities Services	0.11%	0.03%	0.14%
Trucking	0.12%	0.02%	0.14%
Residential REITs	0.14%	0.00%	0.14%
Real Estate Operating Companies	0.01%	0.13%	0.14%
Diversified Chemicals	0.01%	0.12%	0.13%
Healthcare Facilities	0.09%	0.04%	0.13%
Marine	0.01%	0.11%	0.12%
Airlines	0.07%	0.05%	0.12%
Specialty Stores	0.10%	0.02%	0.12%
Healthcare Distributors	0.09%	0.02%	0.11%
Advertising	0.03%	0.08%	0.11%
Office REITs	0.07%	0.04%	0.11%
Heavy Electrical Equipment	0.01%	0.09%	0.10%
Diversified REITs	0.05%	0.06%	0.11%
Diversified Support Services	0.07%	0.03%	0.10%
Paper Packaging	0.05%	0.04%	0.09%
Independent Power Producers & Energy Traders	0.03%	0.07%	0.10%
Leisure Products	0.04%	0.05%	0.09%
Health Care REITs	0.09%	0.00%	0.09%
Copper	0.04%	0.05%	0.09%
Water Utilities	0.05%	0.03%	0.08%
Real Estate Development	0.00%	0.08%	0.08%
Agricultural Products	0.07%	0.02%	0.09%
Electronic Manufacturing Services	0.03%	0.05%	0.08%
See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	99

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2022
Industry	Domestic	Foreign	Total
Paper Products	0.01%	0.07%	0.08%
Renewable Electricity	0.03%	0.05%	0.08%
Thrifts & Mortgage Finance	0.08%	0.00%	0.08%
Mortgage REITs	0.07%	0.00%	0.07%
Coal & Consumable Fuels	0.02%	0.05%	0.07%
Tires & Rubber	0.01%	0.07%	0.08%
Education Services	0.04%	0.03%	0.07%
Leisure Facilities	0.02%	0.05%	0.07%
Healthcare Technology	0.05%	0.02%	0.07%
Real Estate Services	0.05%	0.02%	0.07%
Highways & Railtracks	0.00%	0.06%	0.06%
Food Distributors	0.05%	0.01%	0.06%
Metal & Glass Containers	0.05%	0.01%	0.06%
Hotel & Resort REITs	0.05%	0.00%	0.05%
Broadcasting	0.04%	0.01%	0.05%
Technology Distributors	0.04%	0.01%	0.05%
Aluminum	0.01%	0.03%	0.04%
Distributors	0.04%	0.01%	0.05%
Airport Services	0.00%	0.04%	0.04%
Oil & Gas Drilling	0.03%	0.01%	0.04%
Security & Alarm Services	0.01%	0.02%	0.03%
Alternative Carriers	0.03%	0.00%	0.03%
Department Stores	0.01%	0.02%	0.03%
Drug Retail	0.02%	0.01%	0.03%
Household Appliances	0.01%	0.02%	0.03%
Home Furnishing Retail	0.01%	0.02%	0.03%
Motorcycle Manufacturers	0.00%	0.02%	0.02%
Specialized Consumer Services	0.02%	0.00%	0.02%
Specialized Finance	0.00%	0.02%	0.02%
Precious Metals & Minerals	0.00%	0.02%	0.02%
Computer & Electronics Retail	0.02%	0.00%	0.02%
Publishing	0.02%	0.00%	0.02%
Commercial Printing	0.01%	0.01%	0.02%
Forest Products	0.00%	0.02%	0.02%
Home Furnishings	0.02%	0.00%	0.02%
Office Services & Supplies	0.01%	0.00%	0.01%
Silver	0.01%	0.01%	0.02%
Marine Ports & Services	0.00%	0.01%	0.01%
Housewares & Specialties	0.00%	0.00%	0.00%***
Textiles	0.00%	0.00%	0.00%***
			74.39%
Sector	Percentage (based on Fair Value)
U.S. Treasuries	11.80%
Agency Mortgage Backed	4.81%
Corporate Notes	4.38%
Sovereign Bonds	0.25%
Non-Agency Collateralized Mortgage Obligations	0.14%
Agency Collateralized Mortgage Obligations	0.13%
Municipal Bonds and Notes	0.12%
Sector	Percentage (based on Fair Value)
Asset Backed	0.06%
21.69%
Short-Term Investments	3.92%
100.00%

***	Less than 0.005%.

See Notes to Schedule of Investments and Notes to Financial Statements.
100	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2022
Affiliate Table
	Number of Shares Held at 12/31/21	Value at 12/31/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 12/31/22	Value at 12/31/22	Dividend Income
SPDR Bloomberg High Yield Bond ETF	162,526	$ 17,645,448	$ 148,220,730	$ 146,315,318	$ (5,195,305)	$ (792,105)	150,705	$ 13,563,450	$1,051,189
SPDR Bloomberg International Treasury Bond ETF	—	—	90,502,672	33,517,480	(2,885,273)	(215,657)	2,402,330	53,884,262	351,474
SPDR Gold Shares	—	—	42,509,507	39,739,142	(2,770,365)	—	—	—	—
SPDR Portfolio Aggregate Bond ETF	—	—	65,647,519	—	—	1,124,223	2,657,053	66,771,742	396,073
SPDR Portfolio Long Term Corporate Bond ETF	2,247,586	70,754,007	13,077,550	70,924,271	(13,606,645)	699,359	—	—	641,369
SPDR Portfolio Long Term Treasury ETF	1,659,803	69,960,696	101,460,970	92,852,932	(27,813,148)	(6,524,462)	1,523,635	44,231,124	1,927,781
State Street Corp.	4,200	390,600	240,847	261,221	(24,422)	(54,063)	3,761	291,741	8,864
State Street Institutional U.S. Government Money Market Fund - Class G Shares	81,590,671	81,590,671	1,375,614,105	1,404,297,545	—	—	52,907,231	52,907,231	2,162,835
TOTAL		$240,341,422	$1,837,273,900	$1,787,907,909	$(52,295,158)	$(5,762,705)		$231,649,550	$6,539,585
See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	101

State Street Total Return V.I.S. Fund
Financial Highlights
Selected data based on a share outstanding throughout the fiscal years indicated
	Class 1
	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Inception date					7/1/85
Net asset value, beginning of period	$ 16.06	$ 16.63	$ 15.91	$ 14.06	$ 19.94
Income/(loss) from investment operations:
Net investment income(a)	0.29	0.40	0.27	0.34	0.40
Net realized and unrealized gains/(losses) on investments	(2.94)	1.84	0.75	1.88	(1.69)
Total income/(loss) from investment operations	(2.65)	2.24	1.02	2.22	(1.29)
Contribution from Advisor	—	0.00 (b)	—	—	—
Contribution from Affiliate	—	0.00 (b)	—	—	—
Less distributions from:
Net investment income	0.13	0.39	0.30	0.37	0.45
Net realized gains	0.22	2.42	—	—	4.14
Total distributions	0.35	2.81	0.30	0.37	4.59
Net asset value, end of period	$ 13.06	$ 16.06	$ 16.63	$ 15.91	$ 14.06
Total Return(c)	(16.51)%	13.45% (d)	6.44%	15.81%	(6.34)%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$588,132	$768,504	$743,820	$764,667	$733,417
Ratios to average net assets:
Net expenses	0.64%	0.62%	0.60%	0.61%	0.62%
Gross expenses	0.64%	0.62%	0.60%	0.61%	0.62%
Net investment income	2.02%	2.22%	1.77%	2.24%	2.01%
Portfolio turnover rate	109% (e)	118% (e)	92% (e)	81%	97%
Notes to Financial Highlights
(a)	Per share values have been calculated using the average shares method.
(b)	Rounds to less than $0.005.
(c)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
(d)	The contribution from an Affiliate and the Adviser had no impact on total return.
(e)	The portfolio turnover calculated for the years ended 12/31/2022 and years ended 12/31/21 and 12/31/20 did not include To-Be-Announced transactions and, if it had, the portfolio turnover would have been 127%, 144% and 103%, respectively.
The accompanying Notes are an integral part of these financial statements.
102	Financial Highlights

State Street Total Return V.I.S. Fund
Financial Highlights, continued
Selected data based on a share outstanding throughout the fiscal years indicated
	Class 3
	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Inception date					5/1/06
Net asset value, beginning of period	$ 16.00	$ 16.57	$ 15.86	$ 14.01	$ 19.88
Income/(loss) from investment operations:
Net investment income(a)	0.25	0.35	0.23	0.30	0.35
Net realized and unrealized gains/(losses) on investments	(2.92)	1.84	0.74	1.88	(1.69)
Total income/(loss) from investment operations	(2.67)	2.19	0.97	2.18	(1.34)
Contribution from Advisor	—	0.00 (b)	—	—	—
Contribution from Affiliate	—	0.00 (b)	—	—	—
Less distributions from:
Net investment income	0.06	0.34	0.26	0.33	0.39
Net realized gains	0.22	2.42	—	—	4.14
Total distributions	0.28	2.76	0.26	0.33	4.53
Net asset value, end of period	$ 13.05	$ 16.00	$ 16.57	$ 15.86	$ 14.01
Total Return(c)	(16.72)%	13.20% (d)	6.14%	15.57%	(6.61)%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$748,657	$1,035,137	$1,063,931	$1,156,437	$1,165,809
Ratios to average net assets:
Net expenses	0.89%	0.87%	0.85%	0.86%	0.87%
Gross expenses	0.89%	0.87%	0.85%	0.86%	0.87%
Net investment income	1.77%	1.95%	1.52%	1.99%	1.76%
Portfolio turnover rate	109% (e)	118% (e)	92% (e)	81%	97%
Notes to Financial Highlights
(a)	Per share values have been calculated using the average shares method.
(b)	Rounds to less than $0.005.
(c)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
(d)	The contribution from an Affiliate and the Adviser had no impact on total return.
(e)	The portfolio turnover calculated for the years ended 12/31/2022 and years ended 12/31/21 and 12/31/20 did not include To-Be-Announced transactions and, if it had, the portfolio turnover would have been 127%, 144% and 103%, respectively.
The accompanying Notes are an integral part of these financial statements.
Financial Highlights	103

State Street Total Return V.I.S. Fund
Statement of Assets and Liabilities — December 31, 2022
Assets
Investments in securities, at fair value (cost $1,195,860,983)	$ 1,118,837,671
Investments in affiliated securities, at fair value (cost $182,734,487)	178,742,319
Short-term affiliated investments, at fair value	52,907,231
Net cash collateral on deposit with broker for future contracts	869,008
Foreign currency (cost $709,978)	761,812
Receivable for investments sold	708,206
Income receivables	3,588,636
Income receivable from affiliated investments	287,725
Other assets	7,665
Total assets	1,356,710,273
Liabilities
Due to custodian	28,147
Payable for investments purchased	17,352,104
Payable for fund shares redeemed	330,698
Payable for accumulated variation margin on futures contracts	249,686
Payable to the Adviser	404,941
Payable for custody, fund accounting and sub-administration fees	305,564
Accrued other expenses	314,191
Distribution and service fees	844,272
Accrued foreign capital gains tax	92,174
Total liabilities	19,921,777

Net Assets	$ 1,336,788,496
Net Assets Consist of:
Capital paid in	$ 1,499,770,620
Total distributable earnings (loss)	(162,982,124)
Net Assets	$ 1,336,788,496

Class 1:
Net Assets	$ 588,131,532
Shares outstanding ($0.01 par value, unlimited shares authorized)	45,017,493
Net asset value, offering and redemption price per share	$ 13.06

Class 3:
Net Assets	$ 748,656,964
Shares outstanding ($0.01 par value, unlimited shares authorized)	57,354,398
Net asset value per share	$ 13.05
The accompanying Notes are an integral part of these financial statements.
104	Statement of Assets and Liabilities

State Street Total Return V.I.S. Fund
Statement of Operations — For the year ended December 31, 2022
Investment Income
Income
Dividend	$ 21,251,472
Interest	13,019,368
Income from affiliated investments	6,539,585
Less: Foreign taxes withheld	(1,162,812)
Total income	39,647,613
Expenses
Advisory and administration fees	5,222,514
Distribution and service fees
Class 1	1,290,788
Class 3	3,812,919
Directors' fees	30,999
Custody, fund accounting and sub-administration fees	901,005
Professional fees	98,796
Registration fees	1,033
Other expenses	265,939
Total expenses	11,623,993
Net investment income	$ 28,023,620
Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) on:
Unaffiliated investments	$ (42,081,908)(a)
Affiliated investments	(52,295,158)
Futures	(2,493,442)
Foreign currency transactions	(650,946)
Increase (decrease) in unrealized appreciation/depreciation on:
Unaffiliated investments	(214,781,545) (b)
Affiliated investments	(5,762,705)
Futures	(478,050)
Foreign currency translations	(60,142)
Net realized and unrealized gain (loss) on investments	(318,603,896)
Net Decrease in Net Assets Resulting from Operations	$ (290,580,276)
(a)	Includes $(125,607) of net realized gains from foreign capital tax gain.
(b)	Includes change in accrued foreign capital gains tax amounted to $186,219.
The accompanying Notes are an integral part of these financial statements.
Statement of Operations	105

State Street Total Return V.I.S. Fund
Statements of Changes in Net Assets
	Year Ended December 31, 2022	Year Ended December 31, 2021
Increase (Decrease) in Net Assets
Operations:
Net investment income	$ 28,023,620	$ 37,850,641
Net realized gain (loss) on investments, futures and foreign currency transactions	(97,521,454)	266,640,662
Net increase (decrease) in unrealized appreciation/depreciation on investments, futures and foreign currency translations	(221,082,442)	(75,115,295)
Net increase (decrease) from operations	(290,580,276)	229,376,008
Distributions to shareholders:
Total distributions
Class 1	(15,319,576)	(114,700,350)
Class 3	(15,466,507)	(152,682,537)
Total distributions	(30,786,083)	(267,382,887)
Increase (decrease) in assets from operations and distributions	(321,366,359)	(38,006,879)
Share transactions:
Proceeds from sale of shares
Class 1	1,961,800	2,179,160
Class 3	14,471,950	12,802,243
Value of distributions reinvested
Class 1	15,319,576	114,663,018
Class 3	15,466,507	152,719,869
Cost of shares redeemed
Class 1	(58,470,940)	(74,103,725)
Class 3	(134,235,003)	(174,367,829)
Net increase (decrease) from share transactions	(145,486,110)	33,892,736
Contribution from Advisor	—	2,165
Contribution from Affiliate	—	2,165
Total increase (decrease) in net assets	(466,852,469)	(4,109,813)
Net Assets
Beginning of year	1,803,640,965	1,807,750,778
End of year	$ 1,336,788,496	$ 1,803,640,965
Changes in Fund Shares
Class 1
Shares sold	137,320	116,074
Issued for distributions reinvested	1,173,015	7,126,353
Shares redeemed	(4,136,020)	(4,126,451)
Net increase (decrease) in fund shares	(2,825,685)	3,115,976
Class 3
Shares sold	998,611	719,039
Issued for distributions reinvested	1,185,173	9,527,128
Shares redeemed	(9,515,299)	(9,749,748)
Net increase (decrease) in fund shares	(7,331,515)	496,419
The accompanying Notes are an integral part of these financial statements.
106	Statements of Changes in Net Assets

State Street Total Return V.I.S. Fund
Notes to Financial Statements — December 31, 2022
1. Organization of the Company
State Street Variable Insurance Series Funds, Inc. (the “Company”) was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is currently composed of the following seven investment portfolios (collectively, the “Funds”): State Street U.S. Equity V.I.S. Fund, State Street S&P 500 Index V.I.S. Fund, State Street Premier Growth Equity V.I.S. Fund, State Street Small-Cap Equity V.I.S. Fund, State Street Total Return V.I.S. Fund (the “Fund”), State Street Income V.I.S. Fund and State Street Real Estate Securities V.I.S. Fund. Each Fund is a diversified investment company within the meaning of the 1940 Act, except for the State Street Premier Growth Equity V.I.S. Fund, which is a non-diversified investment company.
Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts.
The Company currently offers two share classes of the Fund as investment options for variable life insurance and variable annuity contracts — Class 1 and Class 3. Class 3 shares were first offered on May 1, 2006, and Fund shares outstanding prior to May 1, 2006 were designated as Class 1 shares. Each class of shares has different fees and expenses, and as a result, each class of shares will have different share price and performance. Not all variable contracts offer each class of the Fund’s shares.
Under the Company’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Company. Additionally, in the normal course of business, the Company enters into contracts with service providers that contain general indemnification clauses. The Company’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Company that have not yet occurred.
2.Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Company's Board of Directors (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund’s investments by major category are as follows:
•	Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
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State Street Total Return V.I.S. Fund
Notes to Financial Statements, continued — December 31, 2022
•	Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•	Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•	Debt obligations (including short term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•	Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
•	Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value pursuant to the valuation policy and procedures approved by the Board.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
A “significant event” is an event that the Board believes, with a reasonably high degree of certainty, has caused the closing market prices of a Fund’s portfolio securities to no longer reflect their value at the time of the Fund’s NAV calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the Board. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;
•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
108	Notes to Financial Statements

State Street Total Return V.I.S. Fund
Notes to Financial Statements, continued — December 31, 2022
The value of the Fund’s investments according to the fair value hierarchy as of December 31, 2022 is disclosed in the Fund’s Schedule of Investments.
Investment Transactions and Income Recognition Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any.
Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
Non-cash dividends received in the form of stock are recorded as dividend income at fair value.
The Fund invests in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Fund’s policy is to record all REIT distributions initially as dividend income and re-designate a portion to return of capital or capital gain distributions at year-end based on information provided by the REIT and/or SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported. Non-cash dividends, if any, received in the form of stock are recorded as dividend income at fair value.
Expenses Certain expenses, which are directly identifiable to a specific Fund, are applied to the Fund within the Company. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Company.
Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM's understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2022, if any, are disclosed in the Fund’s Statement of Assets and Liabilities.
Distributions The Fund declares and pays any dividends from net investment income annually.
Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.Securities and Other Investments
Delayed Delivery Transactions and When-Issued Securities During the fiscal year ended December 31, 2022, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date
Notes to Financial Statements	109

State Street Total Return V.I.S. Fund
Notes to Financial Statements, continued — December 31, 2022 when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund’s Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to such purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
To-Be-Announced Transactions The Fund may seek to obtain exposure to U.S. agency mortgage pass-through securities through the use of “to-be-announced” or “TBA transactions.” “TBA” refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities. In a TBA transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, coupon, and price.
The Fund may use TBA transactions to “roll over” such agreements prior to the settlement date. This type of TBA transaction is sometimes known as a “TBA roll.” In a TBA roll, the Fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities. The Fund may also enter into TBA agreements and settle such transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of mortgage pass-through securities.
Default by or bankruptcy of a counterparty to a TBA transaction would expose the Fund to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. To minimize this risk, the Fund will enter into TBA transactions only with established counterparties. The Fund’s use of “TBA rolls” may impact portfolio turnover, transaction costs and capital gain distributions to shareholders.
4.Derivative Financial Instruments
Futures Contracts The Fund may enter into futures contracts to meet the Fund’s objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedule of Investments and cash deposited, if any, is shown as Net cash collateral on deposit with broker for future contracts on the Statement of Assets and Liabilities. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and/or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the fiscal year ended December 31, 2022, the Fund entered into futures contracts for cash equitization.
110	Notes to Financial Statements

State Street Total Return V.I.S. Fund
Notes to Financial Statements, continued — December 31, 2022
The following tables summarize the value of the Fund’s derivative instruments as of December 31, 2022 and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
Liability Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Total Return V.I.S. Fund
Futures Contracts	$ —	$ —	$ —	$ 249,686	$ —	$ 249,686

Realized Gain/Loss
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Total Return V.I.S. Fund
Futures Contracts	$ —	$ —	$ —	(2,493,442)	$ —	$ (2,493,442)

Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Total Return V.I.S. Fund
Futures Contracts	$ —	$ —	$ —	(478,050)	$ —	$ (478,050)
5.Fees and Transactions with Affiliates
Advisory Fee SSGA FM, a registered investment adviser, was retained by the Board to act as investment adviser and administrator of the Fund. SSGA FM’s compensation for investment advisory and administrative services (“Management Fee”) is paid monthly based on the average daily net assets of the Fund at an annualized rate of 0.35%.
Investor Service Plan — Class 1 and Class 3 Shares The Company adopted an Investor Service Plan (the “Service Plan”) on December 9, 2005 for Class 1 shares and on May 1, 2009 for Class 3 shares of the Fund. The Service Plan was not adopted pursuant to Rule 12b-1 under the 1940 Act. Each Service Plan provides that during any fiscal year, the amount of compensation paid under the Service Plan by the Fund Class 1 or Class 3 shares may not exceed the annual rate of 0.20% of the average daily net assets of the Fund attributable to each such share class.
Distribution and Shareholder Service (12b-1) Fees The Company has adopted a Distribution and Service (12b-1) Plan (the “12b-1 Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to each of Class 1 and Class 3 shares of the Fund. Under the 12b-1 Plan for Class 1 shares that became effective May 1, 2009, payments made under the Class 1 Investor Service Plan are covered in the event that any portion of compensation paid pursuant to the Class 1 Investor Service Plan is determined to be an indirect use of the assets attributable to the Class 1 shares to finance distribution of such shares. Under the 12b-1 Plan for Class 3 shares, the Company, on behalf of the Fund, may have compensated State Street Global Advisors Funds Distributors, LLC (“SSGA FD”), the distributor of the shares of the Fund, for certain sales services provided by SSGA FD or other broker dealers and investor services provided by SSGA FD or other service providers relating to the Fund’s Class 3 shares, including services to owners or prospective owners of variable contracts issued by insurance companies that offer Class 3 shares as an investment option under such variable contracts. The amount of compensation paid under the 12b-1 Plan for Class 3 shares may not exceed 0.25% of the average daily net assets of the Fund attributable to such
Notes to Financial Statements	111

State Street Total Return V.I.S. Fund
Notes to Financial Statements, continued — December 31, 2022 share class. The 12b-1 Plan continues in effect from year to year for so long as such continuance is approved annually by the Board, including by those Directors who are not interested persons of the Company and who have no direct or indirect financial interest in the operation of the 12b-1 Plan or in any agreement related to it. In addition, the Class 3 12b-1 Plan covers payments made under the Class 3 Investor Service Plan in the event that any portion of compensation paid pursuant to the Class 3 Investor Service Plan is determined to be an indirect use of the assets attributable to the Class 3 shares to finance distribution of such shares.
Custody, Fund Accounting and Sub-Administration Fees State Street Bank and Trust Company (“State Street”) serves as the custodian, fund accountant and sub-administrator to the Fund. Amounts paid by the Fund to State Street for performing such services are included as custody, fund accounting and sub-administration fees in the Statement of Operations.
Other Transactions with Affiliates The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the fiscal year ended December 31, 2022 are disclosed in the Schedule of Investments.
6.Directors' Fees
The fees and expenses of the Company’s directors who are not “interested persons” of the Company, as defined in the 1940 Act (“Independent Directors”), are paid directly by the Fund. The Independent Directors are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
7.Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, short term investments and derivative contracts) for the fiscal year ended December 31, 2022 were as follows:
U.S. Government Securities
Purchases	Sales
$ 211,913,815	$ 251,017,065
Non-U.S. Government Securities
Purchases	Sales
$ 1,308,822,346	$ 1,396,584,873
8.Income Taxes
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on NAVs or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to nontaxable dividend
112	Notes to Financial Statements

State Street Total Return V.I.S. Fund
Notes to Financial Statements, continued — December 31, 2022 adjustments to income, foreign currencies, REITs, TIPS adjustments, premium amortization, investments in futures, passive foreign investment company gains and losses, paydown gains and losses and wash sale loss deferrals.
The tax character of distributions paid during the fiscal year ended December 31, 2022 were as follows:
Ordinary Income	Long-Term Capital Gains	Total
$ 16,660,494	$ 14,125,589	$ 30,786,083
The tax character of distributions paid during the fiscal year ended December 31, 2021 was as follows:
Ordinary Income	Long-Term Capital Gains	Total
$ 118,609,316	$ 148,773,571	$ 267,382,887
At December 31, 2022, the components of distributable earnings on a tax basis were as follows:
Undistributed Ordinary Income	Tax Exempt Income	Capital Loss Carryforwards	Undistributed long term gain	Net Unrealized Gains (Losses)	Qualified Late-Year Losses	Total
$ 23,969,270	$ —	$ (43,795,229)	$ —	$ (143,156,165)	$ —	$ (162,982,124)
As of December 31, 2022, the Fund had capital loss carryforwards available to offset future realized capital gains as follows:
Non-Expiring Short Term	Non-Expiring Long Term
$ 43,795,229	$ —
As of December 31, 2022, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$ 1,493,272,664	$ 26,723,872	$ 169,759,291	$ (143,035,419)
9.Line of Credit
The Fund and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $200 million of a $1.275 billion ($1.1 billion prior to October 6, 2022) revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2023 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.00% plus the greater of the New York Fed Bank Rate and the one-month SOFR Rate.
The Fund had no outstanding loans as of December 31, 2022.
Notes to Financial Statements	113

State Street Total Return V.I.S. Fund
Notes to Financial Statements, continued — December 31, 2022
10.Risks
Concentration Risk As a result of the Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund's investments more than if the Fund was more broadly diversified.
Interest Rate Risk Is the risk that fixed income securities will decline in value because of changes in interest rates. Bond prices generally rise when interest rates decline and generally decline when interest rates rise. Changes in governmental policy, including changes in central bank monetary policy, could cause interest rates to rise rapidly, or cause investors to expect a rapid rise in interest rates. This could lead to heightened levels of interest rate, volatility and liquidity risks for the fixed income markets generally and could have a substantial and immediate effect on the values of the Fund’s investments. The U.S. Federal Reserve has been engaged in an aggressive campaign to raise interest rates in an effort to combat historically high levels of inflation. Interest rate increases may continue. High levels of inflation and/or a significantly changing interest rate environment can lead to heightened levels of volatility and reduced liquidity.
Foreign and Emerging Markets Risk Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Fund invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that the Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Credit Risk The Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Risk The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Fund and its investments.
Russian Sanctions Risk Sanctions threatened or imposed by a number of jurisdictions, including the United States, the European Union and the United Kingdom, and other intergovernmental actions that have been or may be undertaken in the future, against Russia, Russian entities or Russian individuals, may result in the devaluation of Russian currency, a downgrade in the country’s credit rating, an immediate freeze of Russian assets, a decline in the value and liquidity of Russian securities, property or interests, and/or other adverse consequences to the Russian economy or a Fund. The scope and scale of sanctions in place at a particular time may be expanded or otherwise modified in a way that have negative effects on a Fund. Sanctions, or the threat of new or modified sanctions, could impair the ability of a Fund to buy, sell, hold, receive, deliver or otherwise transact in certain affected securities or other investment instruments. Sanctions could also result in Russia taking counter measures or other actions in response, which may further impair the value and liquidity of Russian securities. These sanctions, and the resulting disruption of the Russian economy, may cause volatility in other regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of a Fund, even if a Fund does not have direct exposure to securities of Russian issuers. As a collective result of the imposition of sanctions, Russian government countermeasures and the impact that they have had on the trading markets for Russian securities, certain Funds have used, and may in the future use, fair valuation procedures approved by the Fund’s Board to value certain Russian securities, which could result in such securities being deemed to have a zero value.
114	Notes to Financial Statements

State Street Total Return V.I.S. Fund
Notes to Financial Statements, continued — December 31, 2022
11.Recent Accounting Pronouncement
In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), “Reference Rate Reform (Topic 848)”. In response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The relief provided is temporary and generally cannot be applied to contract modifications that occur after December 31, 2022, or hedging relationships entered into or evaluated after that date. However, the FASB has indicated that it will revisit the sunset date in Topic 848 after the LIBOR administrator makes a final decision on a phaseout date. On November 30, 2020, the LIBOR administrator proposed extending the publication of the overnight and the one-, three-, six- and 12-month USD LIBOR settings through June 30, 2023, when many existing contracts that reference LIBOR will have expired. Management is currently evaluating the impact of the guidance.
This change in accounting policy has been made to comply with the newly issued accounting standard and had no impact on total accumulated earnings (loss) or the NAV of each Fund. With respect to each Fund’s results of operations, amortization of premium to first call date accelerates amortization with the intent of more closely aligning the recognition of income on such bonds with the economics of the instrument.
12.Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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State Street Total Return V.I.S. Fund
Report of Independent Registered Public Accounting Firm
To the Shareholders of State Street Total Return V.I.S. Fund and the Board of Directors of State Street Variable Insurance Series Funds, Inc.
Opinion on the Financial Statements and Schedule of Investments in Securities
We have audited the accompanying statement of assets and liabilities of State Street Total Return V.I.S. Fund (the “Fund”) (one of the series constituting State Street Variable Insurance Series Funds, Inc. (the “Company”)), including the summary schedule of investments, as of December 31, 2022, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements and schedule of investments in securities present fairly, in all material respects, the financial position of the Fund (one of the series constituting State Street Variable Insurance Series Funds, Inc.) at December 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
February 17, 2023
116	Report of Independent Registered Public Accounting Firm

State Street Total Return V.I.S. Fund
Other Information — December 31, 2022 (Unaudited)
Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund for its fiscal year ended December 31, 2022.
Dividends Received Deduction
The Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.
Interest Dividends
The Fund reports the maximum amount allowable as Section 163(j) Interest Dividend.
Long Term Capital Gain Distributions
Long term capital gains dividends were paid from the Fund during the year ended December 31, 2022 in the amount of $14,125,589.
Proxy Voting Policies and Procedures and Record
The Fund has adopted the proxy voting policies of the Adviser. A description of the Fund's proxy voting policies and procedures that are used by the Adviser to vote proxies relating to the Fund’s portfolios of securities are available (i) without charge, upon request by calling 1-800-242-0134 (toll free) and (ii) on the SEC's website at www.sec.gov. Information regarding how the Fund voted for the prior 12-month period ended June 30 is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov and on the Fund's website at www.ssga.com.
Quarterly Portfolio Schedule
Following the Fund's first and third fiscal quarter-ends, a complete Schedule of Investment is filed with the SEC as an exhibit to its reports on Form N-PORT, which can be found on the SEC’s website at www.sec.gov and on the Fund's website at www.ssga.com. The Fund's Schedules of Investments are available upon request, without charge, by calling 1-800-242-0134 (toll free).
Other Information	117

State Street Total Return V.I.S. Fund
Other Information, continued — December 31, 2022 (Unaudited)
Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Director†	Other Directorships Held by Director During Past Five Years
INDEPENDENT DIRECTORS
Michael F. Holland(1) c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1944	Director and Co-Chairperson of the Board	Term: Indefinite Elected: 1/19	Chairman, Holland & Company L.L.C. (investment adviser) (1995 – present).	55	Director, the Holland Series
Fund, Inc.; Director, The China
Fund, Inc. (1992 – 2017);
Director, The Taiwan Fund,
Inc. (2007 – 2017); Director,
Reaves Utility Income Fund,
Inc.; and Director, Blackstone/
GSO Loans (and Real Estate)
					Funds.

Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Director and Co-Chairperson of the Board	Term: Indefinite Appointed: 4/16 Elected: 1/19	Associate Justice of the Superior Court, Commonwealth of Massachusetts (2002 – May 2010); Partner, Riley, Burke & Donahue, L.L.P. (law firm) (1985 – 2002); Independent Director, State Street Global Advisors Ireland, Ltd. (investment company) (1998 – present); Independent Director, SSGA Liquidity PLC (formerly, SSGA Cash Management Fund PLC) (1998 – present); Independent Director, SSGA Fixed Income PLC (January 2009 – present); and Independent Director, SSGA Qualified Funds PLC (January 2009 to 2019).	55	Board Director and Chairman, SPDR Europe I, PLC Board (2011 – present); Board Director and Chairman, SPDR Europe II, PLC (2013 – present).
118	Other Information

State Street Total Return V.I.S. Fund
Other Information, continued — December 31, 2022 (Unaudited)
Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Director†	Other Directorships Held by Director During Past Five Years
INDEPENDENT DIRECTORS (continued)

John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Director and Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 1997	Senior Advisor to NGN Capital LLC (January 2020 – present); Managing General Partner, NGN Capital LLC (2006 – December 2019).	55	Director of Kleinfeld Bridal
Corp. (January 2016 – present);
Trustee of Neuroscience
Research Institute (1986 – 2017); Trustee of Fordham
University (1989 – 1995 and
2001 – 2007) and Trustee
Emeritus (2007 – present);
Trustee and Independent Chairperson of GE Funds (1993 – February 2011); Director, Muscular Dystrophy Association (2019 – present);
Trustee of Gregorian
University Foundation (1992 –
					2007); Chairman of the Board of Directors, Vivaldi Biosciences Inc. (May 2017 – present); Chairman of the Supervisory Board, Vivaldi Biosciences AG. (May 2017 – present); Trustee, Gallim Dance (December 2021 – present).

Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Director and Chairperson of the Audit Committee	Term: Indefinite Appointed: 1/12 Elected: 6/16	Dean of the Gabelli School of Business (2007 – present) and Accounting Professor (1987 – present) at Fordham University.	55	Director- Graduate Management Admissions Council (2015 – present); Trustee of Emmanuel College (2010 – 2019).
Other Information	119

State Street Total Return V.I.S. Fund
Other Information, continued — December 31, 2022 (Unaudited)
Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Director†	Other Directorships Held by Director During Past Five Years
INDEPENDENT DIRECTORS (continued)

Richard D. Shirk c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1945	Director and Chairperson of the Nominating Committee Chairperson of the Governance Committee	Term: Indefinite Elected: 1/19	Chairman (March 2001 – April 2002) President and Chief Executive Officer (1996 – March 2001), Cerulean Companies, Inc. (holding company) (Retired); President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare) (1992 – March 2001).	55	Chairman and Board Member (1998-December 2008) and
Investment Committee
Member (December 2008 – present), Healthcare Georgia
Foundation (private
foundation);
Lead Director and
Board Member, Amerigroup
Corp. (managed health care) (September 2002 – 2012);
Board Member
(1999 – 2013) and Investment
Committee Member (2001 – 2017), Woodruff
Arts Center,
Trustee, Gettysburg College (2003 – 2009);
Board member, Aerocare
Holdings (2003 – January 2021), Regenesis
					Biomedical Inc. (April 2012 – present).

Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Director and Chairperson of the Valuation Committee	Term: Indefinite Elected: 1/19	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 – 2009); Trustee, Randolph-Macon College (2004 – 2016).	55	None.

Margaret McLaughlin c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Director	Term: Indefinite Appointed: 9/22	Consultant, Bates Group (consultants) (2021 – 2023); Consultant, Madison Dearborn Partners (private equity) (2019 – 2020); General Counsel/CCO, Kramer Van Kirk Credit Strategies L.P./Mariana Systems LLC (Investment Adviser/SaaS Technology) (2011 –2019).	55	Director, Manning & Napier Fund Inc (2021 – 2022).
120	Other Information

State Street Total Return V.I.S. Fund
Other Information, continued — December 31, 2022 (Unaudited)
Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Director†	Other Directorships Held by Director During Past Five Years
INDEPENDENT DIRECTORS (continued)
George M. Pereira c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1964	Director	Term: Indefinite Appointed: 9/22	Chief Operating Officer (January 2011 – September 2020) and Chief Financial Officer (November 2004 – September 2020), Charles Schwab Investment Management.	55	Director, Pacific Premier Bancorp, Pacific Premier Bank (2021 – present); Director, Charles Schwab Asset Management (Ireland) Ltd., & Charles Schwab Worldwide Funds plc. (2005 – 2020); Director, Rotaplast International, Inc. (non-profit providing free medical services to children worldwide) (2012 – 2018).
INTERESTED DIRECTORS(2)
Ellen M. Needham(3) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Director and President	Term: Indefinite Elected: 1/19	Chairman, SSGA Funds Management, Inc. (March 2020 – present); President and Director, SSGA Funds Management, Inc. (2001 – present)*; Senior Managing Director, State Street Global Advisors (1992 – present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 – present).	55	Board Director, SSGA SPDR ETFs Europe I, PLC (May 2020 – present); Board Director, SSGA SPDR ETFs Europe II, PLC (May 2020 – present).
(1)	Mr. Holland retired as a Director of the Company effective December 31, 2022.
(2)	The individual listed above is a Director who is an “interested person,” as defined in the 1940 Act, of the Company (“Interested Director”).
(3)	Ms. Needham is an Interested Director because of her employment by SSGA FM, an affiliate of the Company.
*	Served in various capacities and/or with various affiliated entities during noted time period.
†	For the purpose of determining the number of portfolios overseen by the Directors, “Fund Complex” comprises registered investment companies for which SSGA FM serves as Adviser.
Other Information	121

State Street Total Return V.I.S. Fund
Other Information, continued — December 31, 2022 (Unaudited)
Name, Address, and Year of Birth	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
OFFICERS:
Ellen M. Needham SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	President and Director	Term: Indefinite Served: since 4/20	Chairman, SSGA Funds Management, Inc. (March 2020 – present); President and Director, SSGA Funds Management, Inc. (2001 – present)*; Senior Managing Director, State Street Global Advisors (1992 – present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 – present).

Bruce S. Rosenberg SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer	Term: Indefinite Served: since 4/19	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 – present); Director, Credit Suisse (April 2008 – July 2015).

Ann M. Carpenter SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Served: since 4/19	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 – present)*; Managing Director, State Street Global Advisors (2005 – present).*

Chad C. Hallett SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Served: since 4/19	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present).

Darlene Anderson-Vasquez SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Served: since 4/19	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 – present); Senior Vice President, John Hancock Investments (September 2007 – May 2016).

Arthur A. Jensen SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Served: since 4/19	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 – present).

David K. Lancaster SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1971	Assistant Treasurer	Term: Indefinite Served: since 11/20	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2017 – present); Assistant Vice President, State Street Bank and Trust Company (November 2011 – July 2017).*
122	Other Information

State Street Total Return V.I.S. Fund
Other Information, continued — December 31, 2022 (Unaudited)
Name, Address, and Year of Birth	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
OFFICERS: (continued)

Ryan Hill SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB:1982	Assistant Treasurer	Term: Indefinite Served: since 5/22	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2017 – present); Assistant Vice President, State Street Bank and Trust Company (May 2014 – May 2017).

John Bettencourt SSGA Funds Management, Inc. One Iron Street Boston MA 02210 YOB:1976	Assistant Treasurer	Term: Indefinite Served: since 5/22	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (March 2020 – present); Assistant Vice President, State Street Global Advisors (June 2007 – March 2020).

Brian Harris SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Served: since 6/16 Term: Indefinite Served: since 4/19	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 – present).*

Sean O’Malley SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Chief Legal Officer	Term: Indefinite Served: since 8/19	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 – present).

David Barr SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Secretary	Term: Indefinite Served: since 9/20	Vice President and Senior Counsel, State Street Global Advisors (October 2019 – present); Vice President and Counsel, Eaton Vance Corp. (October 2010 – October 2019).

David Urman SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1985	Assistant Secretary	Term: Indefinite Served: since 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 – present); Vice President and Counsel, State Street Global Advisors (August 2015 – April 2019); Associate, Ropes & Gray LLP (November 2012 – August 2015).

*	Served in various capacities and/or with various affiliated entities during noted time period.
Other Information	123

Directors
Michael F. Holland
Patrick J. Riley
John R. Costantino
Donna M. Rapaccioli
Michael A. Jessee
Margaret McLaughlin
Richard D. Shirk
Ellen M. Needham
George M. Pereira
Officers
Ellen M. Needham, President
Brian Harris, Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer
Sean O’Malley, Chief Legal Officer
Bruce S. Rosenberg, Treasurer
Ann M. Carpenter, Vice President and Deputy Treasurer
Chad C. Hallett, Deputy Treasurer
Arthur A. Jensen, Deputy Treasurer
Darlene Anderson-Vasquez, Deputy Treasurer
David Lancaster, Assistant Treasurer
Ryan Hill, Assistant Treasurer
John Bettencourt, Assistant Treasurer
David Barr, Secretary
David Urman, Assistant Secretary
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, Massachusetts 02210
Custodian and Sub-Administrator
State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, Massachusetts 02210
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

(b)	Not applicable.

Item 2. Code of Ethics.

As of the end of the period covered by this report, State Street Variable Insurance Series Funds, Inc. (the “Company,” “Fund Entity” or “Registrant”) has adopted a code of ethics, as defined in Item 2(b) of Form N-CSR, that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party (the “Code”). That Code comprises written standards that are reasonably designed to deter wrongdoing and to promote: (1) honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships; (2) full, fair, accurate, timely and understandable disclosure in reports and documents that the Registrant files with, or submits to, the U.S. Securities Exchange Commission (the “SEC”) and in other public communications made by the Registrant; (3) compliance with applicable laws and governmental rules and regulations; (4) the prompt internal reporting to an appropriate person or persons identified in the Code of violations of the Code; and (5) accountability for adherence to the Code. For the period covered by the report, the Code was combined with other mutual funds advised by SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). The Registrant has not made any amendments to the Code that relates to any element of the code of ethics definition set forth in Item 2(b) of Form N-CSR during the covered period. The Registrant has not granted any waivers from any provisions of the Code during the covered period. A copy of the Code is filed as Exhibit 13(a)(1) to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

The Company’s Board of Directors (the “Board”) has determined that the Company has the following “audit committee financial experts” as defined in Item 3(b) of Form N-CSR serving on its audit committee (the “Audit Committee”): Messrs., Richard D. Shirk and John R. Costantino, George M. Pereira and Ms. Donna M. Rapaccioli. Each of the “audit committee financial experts” is “independent” as that term is defined in Item 3(a)(2) of Form N-CSR.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or the Board.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

For the fiscal years ended December 31, 2022 and December 31, 2021, the aggregate audit fees billed for professional services rendered by Ernst & Young LLP (“E&Y”), the Company’s principal accountant, for the audit of the Company’s annual financial statements or services normally provided by E&Y in connection with the Company’s statutory and regulatory filings and engagements were $217,458 and $190,678, respectively.

(b)	Audit-Related Fees

For the fiscal years ended December 31, 2022 and December 31, 2021, there were no fees for assurance and related services by E&Y reasonably related to the performance of the audit of the Company’s financial statements that were not reported under paragraph (a) of this Item.

(c)	Tax Fees

For the fiscal years ended December 31, 2022 and December 31, 2021, the aggregate tax fees billed for professional services rendered by E&Y were $13,407 and $33,513, respectively. Tax services related to the review of year-end distribution requirements for the fiscal year ended December 31, 2022 and the review of year-end distribution requirements as well as tax compliance, tax advice, and tax planning in the form of preparation of excise filings and income tax returns for the fiscal year ended December 31, 2021.

(d)	All Other Fees

For the fiscal years ended December 31, 2022 and December 31, 2021, there were no fees billed for professional services rendered by E&Y for products and services provided by E&Y to the Company, other than the services reported in paragraphs (a) through (c).

For the fiscal years ended December 31, 2022 and December 31, 2021, the aggregate fees for professional services rendered by E&Y for products and services provided by E&Y to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the Company that (i) relate directly to the operations and financial reporting of the Company and (ii) were pre-approved by the Audit Committee were approximately $9,327,125 and $8,904,469, respectively.

(e)(1)	Audit Committee Pre-Approval Policies and Procedures

The Company’s Audit Committee Charter states the following with respect to pre-approval procedures:

The Audit Committee shall have the following duties and powers:

•

To pre-approve engagements by a Fund Entity’s independent auditor for non-audit services to be rendered to the Fund’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Fund, if the engagement relates directly to the operations and financial reporting of the Fund;

•

To establish, if deemed necessary or appropriate as an alternative to Audit Committee pre-approval of services to be provided by the independent auditor as required by paragraph (b) above, policies and procedures to permit such services to be pre-approved by other means, such as by action of a designated member or members of the Audit Committee, subject to the requirement that the decision of any member to whom authority is delegated to pre-approve an activity shall be presented to the full Audit Committee at its next scheduled meeting;

Alternate Pre-Approval Procedure:

•

The Chairperson, or a Co-Chairperson, of the Audit Committee is authorized to pre-approve any engagement involving the Fund Entity’s independent auditors to the same extent as the Audit Committee. Any pre-approval decision by the Chairperson, or a Co-Chairperson, under the foregoing authority shall be presented to the Audit Committee at its next scheduled meeting.

(e)(2)	Percentages of Services

None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X during the period of time for which such rule was effective.

(f)	Not applicable.

(g)	Total Fees Paid By Adviser and Certain Affiliates

For the fiscal years ended December 31, 2022 and December 31, 2021, the aggregate non-audit fees billed by E&Y for services rendered to the Company and the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provided ongoing services to the Company were approximately $38,000,000 and $38,000,000, respectively.

(h)

E&Y notified the Company’s Audit Committee of all non-audit services that were rendered by E&Y to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides services to the Company, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, allowing the Company’s Audit Committee to consider whether such services were compatible with maintaining E&Y’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Investments.

(a)	Schedules of Investments are included as part of the reports to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable to the Registrant.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective to provide reasonable assurance that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) Not applicable to the Registrant.

(b) Not applicable to the Registrant.

Item 13. Exhibits.

(a)(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is attached hereto.

(a)(2)	Certifications of principal executive officer and principal financial and accounting officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

(a)(3)	Not applicable to the Registrant.

(a)(4)	Not applicable.

(b)	Certifications of principal executive officer and principal financial and accounting officer of the Registrant as required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: STATE STREET VARIABLE INSURANCE SERIES FUNDS, INC.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President

Date:	March 1, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President (Principal Executive Officer)

Date:	March 1, 2023

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer (Principal Financial and Accounting Officer)

Date:	March 1, 2023